Schwab Investments
Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.8% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.38%, 07/15/23	104,469,044	107,911,243
0.63%, 01/15/24	99,467,047	103,068,819
0.50%, 04/15/24	55,851,133	57,844,073
0.13%, 07/15/24	90,307,629	93,292,081
0.13%, 10/15/24	80,555,086	82,897,820
0.25%, 01/15/25	82,589,006	84,995,068
2.38%, 01/15/25	56,288,241	61,130,574
0.13%, 04/15/25	65,990,708	67,557,283
0.38%, 07/15/25	90,563,265	93,715,946
0.13%, 10/15/25	80,286,334	82,243,563
0.63%, 01/15/26	76,245,407	79,168,585
2.00%, 01/15/26	36,326,924	39,553,569
0.13%, 04/15/26	62,033,623	63,114,025
0.13%, 07/15/26	75,998,794	77,555,816
0.13%, 10/15/26	85,817,157	87,481,134
0.38%, 01/15/27	70,768,820	72,597,071
2.38%, 01/15/27	35,122,597	39,338,881
0.13%, 04/15/27	46,145,359	46,785,286
0.38%, 07/15/27	78,022,913	80,177,634
0.50%, 01/15/28	79,678,854	81,900,111
1.75%, 01/15/28	33,022,994	36,267,142
3.63%, 04/15/28	33,811,808	40,893,876
0.75%, 07/15/28	69,359,408	72,583,805
0.88%, 01/15/29	59,488,260	62,537,405
2.50%, 01/15/29	30,494,632	35,319,073
3.88%, 04/15/29	39,266,693	49,225,538
0.25%, 07/15/29	70,298,871	71,151,414
0.13%, 01/15/30	79,396,529	79,106,740
0.13%, 07/15/30	88,052,334	87,915,980
0.13%, 01/15/31	90,993,809	90,589,960
0.13%, 07/15/31	93,041,575	92,792,090
0.13%, 01/15/32	101,500,512	100,944,335
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 04/15/32	14,125,330	18,476,538
2.13%, 02/15/40	18,488,224	23,070,960
2.13%, 02/15/41	26,655,694	33,260,087
0.75%, 02/15/42	43,206,554	42,701,881
0.63%, 02/15/43	33,925,305	32,427,148
1.38%, 02/15/44	46,663,201	51,444,217
0.75%, 02/15/45	51,363,821	49,870,305
1.00%, 02/15/46	26,446,614	27,134,184
0.88%, 02/15/47	32,413,287	32,596,177
1.00%, 02/15/48	23,564,061	24,514,038
1.00%, 02/15/49	22,072,255	23,092,987
0.25%, 02/15/50	33,362,019	28,873,625
0.13%, 02/15/51	33,581,011	28,408,062
0.13%, 02/15/52	20,204,945	17,215,663
Total Treasuries (Cost $2,889,371,911)		2,754,741,812

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (a)	115,794	115,794
Total Short-Term Investments (Cost $115,794)		115,794
Total Investments in Securities (Cost $2,889,487,705)		2,754,857,606

(a)	The rate shown is the 7-day yield.

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$2,754,741,812	$—	$2,754,741,812
Short-Term Investments[1]	115,794	—	—	115,794
Total	$115,794	$2,754,741,812	$—	$2,754,857,606

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab U.S. Aggregate Bond Index Fund

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed-rate obligations, the rate shown is the interest rate that was established when the obligation was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed-rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.3% OF NET ASSETS

Financial Institutions 8.0%
Banking 5.5%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	200,000	200,112
1.45%, 10/02/23 (a)	250,000	244,970
3.88%, 05/21/24 (a)	200,000	201,268
5.13%, 09/30/24	150,000	155,160
5.80%, 05/01/25 (a)	150,000	157,292
2.20%, 11/02/28 (a)	150,000	129,339
8.00%, 11/01/31	450,000	529,361
American Express Co.
3.70%, 08/03/23 (a)	500,000	506,975
3.40%, 02/22/24 (a)	200,000	201,396
3.38%, 05/03/24	200,000	200,970
2.50%, 07/30/24 (a)	350,000	345,957
3.00%, 10/30/24 (a)	450,000	449,199
2.25%, 03/04/25 (a)	300,000	292,518
4.20%, 11/06/25 (a)	150,000	154,383
3.13%, 05/20/26 (a)	150,000	148,223
1.65%, 11/04/26 (a)	250,000	230,545
2.55%, 03/04/27 (a)	250,000	237,760
3.30%, 05/03/27 (a)	450,000	441,067
4.99%, 05/26/33 (a)(b)	200,000	208,004
4.05%, 12/03/42	150,000	140,445
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	253,020
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	194,490
1.13%, 09/18/25	200,000	182,802
Banco Santander S.A.
3.89%, 05/24/24	200,000	200,998
2.71%, 06/27/24	200,000	197,232
0.70%, 06/30/24 (a)(b)	400,000	388,940
3.50%, 03/24/25	200,000	198,604
2.75%, 05/28/25	200,000	193,346
5.18%, 11/19/25	400,000	409,792
1.85%, 03/25/26	400,000	367,528
4.25%, 04/11/27	200,000	197,592
1.72%, 09/14/27 (a)(b)	200,000	178,072
3.80%, 02/23/28	200,000	191,640
4.18%, 03/24/28 (a)(b)	200,000	196,090
4.38%, 04/12/28	200,000	196,648
3.31%, 06/27/29	200,000	185,990
3.49%, 05/28/30	200,000	183,560
2.75%, 12/03/30	200,000	165,370
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.96%, 03/25/31	200,000	174,066
3.23%, 11/22/32 (a)(b)	200,000	166,358
Bank of America Corp.
4.10%, 07/24/23	400,000	408,168
4.13%, 01/22/24	500,000	511,000
4.00%, 04/01/24	500,000	509,990
0.52%, 06/14/24 (a)(b)	250,000	242,873
3.86%, 07/23/24 (a)(b)	450,000	453,294
4.20%, 08/26/24	650,000	661,407
0.81%, 10/24/24 (a)(b)	400,000	385,952
4.00%, 01/22/25	550,000	554,108
1.84%, 02/04/25 (a)(b)	250,000	243,455
3.46%, 03/15/25 (a)(b)	450,000	449,824
3.95%, 04/21/25	450,000	453,181
0.98%, 04/22/25 (a)(b)	500,000	476,760
3.84%, 04/25/25 (a)(b)	200,000	201,122
3.88%, 08/01/25	450,000	457,893
0.98%, 09/25/25 (a)(b)	400,000	376,216
3.09%, 10/01/25 (a)(b)	250,000	246,438
2.46%, 10/22/25 (a)(b)	350,000	339,475
1.53%, 12/06/25 (a)(b)	150,000	142,454
3.37%, 01/23/26 (a)(b)	450,000	443,466
2.02%, 02/13/26 (a)(b)	250,000	238,100
4.45%, 03/03/26	300,000	304,416
3.38%, 04/02/26 (a)(b)	500,000	493,545
3.50%, 04/19/26	500,000	497,795
1.32%, 06/19/26 (a)(b)	600,000	554,892
4.25%, 10/22/26	250,000	252,957
1.20%, 10/24/26 (a)(b)	400,000	365,524
1.66%, 03/11/27 (a)(b)	500,000	459,290
3.56%, 04/23/27 (a)(b)	600,000	589,362
1.73%, 07/22/27 (a)(b)	1,200,000	1,093,260
3.25%, 10/21/27 (a)	500,000	484,805
4.18%, 11/25/27 (a)	350,000	349,293
3.82%, 01/20/28 (a)(b)	400,000	395,116
2.55%, 02/04/28 (a)(b)	450,000	421,033
3.71%, 04/24/28 (a)(b)	500,000	489,565
4.38%, 04/27/28 (a)(b)	400,000	403,448
3.59%, 07/21/28 (a)(b)	400,000	389,120
3.42%, 12/20/28 (a)(b)	1,200,000	1,148,988
3.97%, 03/05/29 (a)(b)	500,000	490,600
2.09%, 06/14/29 (a)(b)	500,000	442,345
4.27%, 07/23/29 (a)(b)	550,000	547,497
3.97%, 02/07/30 (a)(b)	500,000	488,230
3.19%, 07/23/30 (a)(b)	450,000	417,312
2.88%, 10/22/30 (a)(b)	350,000	316,659
2.50%, 02/13/31 (a)(b)	650,000	571,148
2.59%, 04/29/31 (a)(b)	500,000	439,110
1.90%, 07/23/31 (a)(b)	550,000	457,897
1.92%, 10/24/31 (a)(b)	500,000	414,350

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 03/11/32 (a)(b)	300,000	262,092
2.69%, 04/22/32 (a)(b)	800,000	699,488
2.30%, 07/21/32 (a)(b)	750,000	630,037
2.57%, 10/20/32 (a)(b)	600,000	516,120
2.97%, 02/04/33 (a)(b)	750,000	666,390
4.57%, 04/27/33 (a)(b)	750,000	759,337
2.48%, 09/21/36 (a)(b)	400,000	325,232
6.11%, 01/29/37	400,000	453,924
3.85%, 03/08/37 (a)(b)	350,000	316,785
4.24%, 04/24/38 (a)(b)	450,000	438,547
7.75%, 05/14/38	320,000	418,886
4.08%, 04/23/40 (a)(b)	300,000	280,041
2.68%, 06/19/41 (a)(b)	800,000	615,640
5.88%, 02/07/42	300,000	345,276
3.31%, 04/22/42 (a)(b)	650,000	544,433
5.00%, 01/21/44	400,000	415,032
4.88%, 04/01/44	100,000	102,342
4.75%, 04/21/45	100,000	97,318
4.44%, 01/20/48 (a)(b)	350,000	341,656
3.95%, 01/23/49 (a)(b)	200,000	182,710
4.33%, 03/15/50 (a)(b)	550,000	531,201
4.08%, 03/20/51 (a)(b)	1,000,000	922,960
2.83%, 10/24/51 (a)(b)	200,000	146,986
3.48%, 03/13/52 (a)(b)	200,000	168,514
2.97%, 07/21/52 (a)(b)	400,000	302,384
Bank of America NA
6.00%, 10/15/36	168,000	193,460
Bank of Montreal
0.40%, 09/15/23	300,000	291,186
0.45%, 12/08/23	100,000	96,770
3.30%, 02/05/24	250,000	251,292
2.50%, 06/28/24	200,000	197,716
0.63%, 07/09/24	250,000	237,343
1.50%, 01/10/25	275,000	261,506
1.85%, 05/01/25	350,000	334,526
1.25%, 09/15/26	350,000	315,591
0.95%, 01/22/27 (a)(b)	200,000	180,168
4.34%, 10/05/28 (a)(b)	250,000	252,070
3.80%, 12/15/32 (a)(b)	200,000	191,228
3.09%, 01/10/37 (a)(b)	250,000	212,015
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	103,351
5.13%, 06/11/30 (a)	100,000	99,243
Barclays Bank PLC
3.75%, 05/15/24	200,000	201,652
Barclays PLC
4.38%, 09/11/24	200,000	202,606
1.01%, 12/10/24 (a)(b)	250,000	239,713
3.65%, 03/16/25	350,000	348,831
3.93%, 05/07/25 (a)(b)	400,000	399,924
4.38%, 01/12/26	500,000	502,500
2.85%, 05/07/26 (a)(b)	350,000	336,941
5.20%, 05/12/26	300,000	306,213
2.28%, 11/24/27 (a)(b)	200,000	181,680
4.34%, 01/10/28 (a)	200,000	197,950
4.84%, 05/09/28 (a)	450,000	444,762
4.97%, 05/16/29 (a)(b)	250,000	252,730
5.09%, 06/20/30 (a)(b)	300,000	295,635
2.65%, 06/24/31 (a)(b)	300,000	256,626
2.67%, 03/10/32 (a)(b)	200,000	168,866
2.89%, 11/24/32 (a)(b)	250,000	211,363
3.56%, 09/23/35 (a)(b)	350,000	305,392
3.81%, 03/10/42 (a)(b)	200,000	158,022
3.33%, 11/24/42 (a)(b)	200,000	156,010
5.25%, 08/17/45	200,000	202,950
4.95%, 01/10/47	200,000	199,102
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BNP Paribas S.A.
4.25%, 10/15/24	200,000	202,966
BPCE S.A.
4.00%, 04/15/24	250,000	253,242
3.38%, 12/02/26	250,000	243,963
Cadence Bank
4.13%, 11/20/29 (a)(b)	50,000	49,748
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	250,000	245,523
3.50%, 09/13/23	350,000	354,193
0.50%, 12/14/23	200,000	193,160
3.10%, 04/02/24	200,000	200,196
2.25%, 01/28/25	200,000	193,932
3.30%, 04/07/25	250,000	248,860
0.95%, 10/23/25	200,000	183,342
1.25%, 06/22/26	150,000	135,486
3.45%, 04/07/27	200,000	195,202
3.60%, 04/07/32 (a)	200,000	186,680
Capital One Bank USA NA
2.28%, 01/28/26 (a)(b)	100,000	96,171
Capital One Financial Corp.
3.50%, 06/15/23	250,000	252,330
3.90%, 01/29/24 (a)	400,000	404,076
3.75%, 04/24/24 (a)	200,000	201,552
3.30%, 10/30/24 (a)	300,000	298,080
1.34%, 12/06/24 (a)(b)	250,000	241,155
3.20%, 02/05/25 (a)	250,000	247,235
4.20%, 10/29/25 (a)	250,000	252,217
2.64%, 03/03/26 (a)(b)	250,000	241,200
3.75%, 07/28/26 (a)	250,000	244,918
3.75%, 03/09/27 (a)	300,000	295,521
3.65%, 05/11/27 (a)	250,000	244,493
1.88%, 11/02/27 (a)(b)	225,000	201,962
3.80%, 01/31/28 (a)	200,000	194,168
4.93%, 05/10/28 (a)(b)	300,000	304,923
2.36%, 07/29/32 (a)(b)	150,000	119,141
2.62%, 11/02/32 (a)(b)	200,000	166,880
5.27%, 05/10/33 (a)(b)	200,000	205,322
Citibank NA
3.65%, 01/23/24 (a)	500,000	506,695
Citigroup, Inc.
3.88%, 10/25/23	150,000	153,053
4.04%, 06/01/24 (a)(b)	150,000	151,646
3.75%, 06/16/24	100,000	101,672
4.00%, 08/05/24	150,000	152,376
0.78%, 10/30/24 (a)(b)	500,000	481,155
3.88%, 03/26/25	150,000	150,497
3.35%, 04/24/25 (a)(b)	650,000	645,352
3.30%, 04/27/25	300,000	299,595
0.98%, 05/01/25 (a)(b)	450,000	427,585
4.40%, 06/10/25	550,000	556,941
5.50%, 09/13/25	324,000	339,092
1.28%, 11/03/25 (a)(b)	250,000	236,045
3.70%, 01/12/26	500,000	498,960
2.01%, 01/25/26 (a)(b)	400,000	381,000
4.60%, 03/09/26	345,000	350,975
3.11%, 04/08/26 (a)(b)	700,000	684,481
3.40%, 05/01/26	250,000	246,893
3.20%, 10/21/26 (a)	600,000	584,028
4.30%, 11/20/26	150,000	151,161
1.12%, 01/28/27 (a)(b)	500,000	451,150
1.46%, 06/09/27 (a)(b)	550,000	495,605
4.45%, 09/29/27	680,000	681,877
3.89%, 01/10/28 (a)(b)	650,000	641,420
3.07%, 02/24/28 (a)(b)	500,000	477,125
3.67%, 07/24/28 (a)(b)	550,000	536,343
4.13%, 07/25/28	450,000	443,259

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.52%, 10/27/28 (a)(b)	500,000	481,890
4.08%, 04/23/29 (a)(b)	450,000	443,025
3.98%, 03/20/30 (a)(b)	550,000	532,713
2.98%, 11/05/30 (a)(b)	300,000	271,530
2.67%, 01/29/31 (a)(b)	400,000	352,956
4.41%, 03/31/31 (a)(b)	800,000	792,200
2.57%, 06/03/31 (a)(b)	800,000	695,608
2.56%, 05/01/32 (a)(b)	650,000	558,070
6.63%, 06/15/32	200,000	226,936
2.52%, 11/03/32 (a)(b)	200,000	169,128
3.06%, 01/25/33 (a)(b)	600,000	532,446
5.88%, 02/22/33	100,000	107,913
3.79%, 03/17/33 (a)(b)	500,000	470,540
4.91%, 05/24/33 (a)(b)	400,000	411,012
6.00%, 10/31/33	150,000	164,489
6.13%, 08/25/36	100,000	111,894
3.88%, 01/24/39 (a)(b)	200,000	184,062
8.13%, 07/15/39	320,000	444,474
5.32%, 03/26/41 (a)(b)	350,000	374,962
5.88%, 01/30/42	130,000	147,879
2.90%, 11/03/42 (a)(b)	200,000	155,388
6.68%, 09/13/43	200,000	242,048
5.30%, 05/06/44	200,000	206,318
4.65%, 07/30/45	180,000	178,083
4.75%, 05/18/46	330,000	315,784
4.28%, 04/24/48 (a)(b)	150,000	143,970
4.65%, 07/23/48 (a)	400,000	399,868
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	142,839
3.25%, 04/30/30 (a)	250,000	229,750
2.64%, 09/30/32 (a)	200,000	165,232
5.64%, 05/21/37 (a)(b)	100,000	102,506
Comerica, Inc.
3.70%, 07/31/23 (a)	200,000	201,332
4.00%, 02/01/29 (a)	250,000	248,170
Cooperatieve Rabobank UA
0.38%, 01/12/24	250,000	239,468
1.38%, 01/10/25	250,000	238,393
3.38%, 05/21/25	250,000	249,782
4.38%, 08/04/25	241,000	242,670
3.75%, 07/21/26	300,000	293,214
5.25%, 05/24/41	300,000	343,374
5.75%, 12/01/43	250,000	276,775
5.25%, 08/04/45	250,000	257,930
Credit Suisse AG
0.52%, 08/09/23	250,000	242,858
0.50%, 02/02/24	250,000	238,625
3.63%, 09/09/24	550,000	548,883
3.70%, 02/21/25	400,000	398,908
2.95%, 04/09/25	400,000	391,252
1.25%, 08/07/26	250,000	223,220
Credit Suisse Group AG
3.80%, 06/09/23	500,000	502,185
3.75%, 03/26/25	500,000	494,595
4.55%, 04/17/26	250,000	250,417
4.88%, 05/15/45	250,000	233,565
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	177,920
Deutsche Bank AG
0.90%, 05/28/24	300,000	284,892
3.70%, 05/30/24	300,000	300,599
2.22%, 09/18/24 (a)(b)	350,000	341,547
3.96%, 11/26/25 (a)(b)	350,000	345,012
4.10%, 01/13/26	250,000	249,501
1.69%, 03/19/26	200,000	183,226
2.13%, 11/24/26 (a)(b)	350,000	320,309
2.31%, 11/16/27 (a)(b)	400,000	354,744
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 01/07/28 (a)(b)	250,000	222,623
3.55%, 09/18/31 (a)(b)	350,000	308,084
3.04%, 05/28/32 (a)(b)	300,000	250,701
Discover Bank
2.45%, 09/12/24 (a)	250,000	244,420
3.45%, 07/27/26 (a)	250,000	243,310
4.65%, 09/13/28 (a)	250,000	249,830
2.70%, 02/06/30 (a)	250,000	218,283
Discover Financial Services
3.75%, 03/04/25 (a)	100,000	100,056
4.50%, 01/30/26 (a)	150,000	151,620
4.10%, 02/09/27 (a)	150,000	148,875
Fifth Third Bancorp
3.65%, 01/25/24 (a)	250,000	252,175
2.38%, 01/28/25 (a)	200,000	193,928
2.55%, 05/05/27 (a)	200,000	187,980
1.71%, 11/01/27 (a)(b)	150,000	135,383
3.95%, 03/14/28 (a)	150,000	149,127
8.25%, 03/01/38	200,000	267,876
Fifth Third Bank NA
3.85%, 03/15/26 (a)	200,000	199,724
2.25%, 02/01/27 (a)	250,000	235,500
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	100,000	97,161
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	268,670
First Horizon Corp.
4.00%, 05/26/25 (a)	50,000	50,206
First Republic Bank
4.63%, 02/13/47 (a)	250,000	242,403
First-Citizens Bank & Trust Co.
3.93%, 06/19/24 (a)(b)	100,000	100,550
6.13%, 03/09/28	100,000	107,123
Goldman Sachs Capital l
6.35%, 02/15/34	150,000	167,969
HSBC Bank USA NA
5.88%, 11/01/34	250,000	268,870
HSBC Holdings PLC
4.25%, 03/14/24	500,000	506,105
0.73%, 08/17/24 (a)(b)	350,000	338,051
1.16%, 11/22/24 (a)(b)	250,000	241,050
3.80%, 03/11/25 (a)(b)	450,000	449,469
0.98%, 05/24/25 (a)(b)	500,000	472,160
4.25%, 08/18/25	200,000	201,206
2.63%, 11/07/25 (a)(b)	400,000	387,352
4.30%, 03/08/26	600,000	603,246
3.00%, 03/10/26 (a)(b)	400,000	387,864
1.65%, 04/18/26 (a)(b)	425,000	396,045
3.90%, 05/25/26	450,000	447,354
2.10%, 06/04/26 (a)(b)	300,000	282,252
4.29%, 09/12/26 (a)(b)	400,000	399,520
4.38%, 11/23/26	309,000	310,329
1.59%, 05/24/27 (a)(b)	350,000	313,369
2.25%, 11/22/27 (a)(b)	400,000	363,728
4.04%, 03/13/28 (a)(b)	400,000	391,228
2.01%, 09/22/28 (a)(b)	350,000	307,342
4.58%, 06/19/29 (a)(b)	600,000	594,774
2.21%, 08/17/29 (a)(b)	400,000	347,128
4.95%, 03/31/30	400,000	406,800
3.97%, 05/22/30 (a)(b)	650,000	618,605
2.85%, 06/04/31 (a)(b)	250,000	218,170
2.36%, 08/18/31 (a)(b)	250,000	209,555
7.63%, 05/17/32	200,000	237,272
2.80%, 05/24/32 (a)(b)	700,000	595,945
2.87%, 11/22/32 (a)(b)	350,000	298,508
4.76%, 03/29/33 (a)(b)	200,000	191,292

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.50%, 05/02/36	400,000	448,840
6.50%, 09/15/37	505,000	566,519
6.80%, 06/01/38	200,000	228,056
6.10%, 01/14/42	200,000	224,924
5.25%, 03/14/44	200,000	197,148
HSBC USA, Inc.
3.50%, 06/23/24	150,000	150,599
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	200,000	197,320
2.55%, 02/04/30 (a)	150,000	132,384
2.49%, 08/15/36 (a)(b)	250,000	203,130
ING Groep N.V.
4.10%, 10/02/23	300,000	304,263
3.55%, 04/09/24	200,000	200,690
3.95%, 03/29/27	200,000	196,738
1.73%, 04/01/27 (a)(b)	300,000	271,782
4.02%, 03/28/28 (a)(b)	250,000	244,508
4.55%, 10/02/28	300,000	300,297
4.05%, 04/09/29	200,000	193,328
2.73%, 04/01/32 (a)(b)	200,000	171,916
4.25%, 03/28/33 (a)(b)	200,000	192,160
JPMorgan Chase & Co.
3.88%, 02/01/24	250,000	254,625
3.63%, 05/13/24	300,000	304,119
1.51%, 06/01/24 (a)(b)	400,000	394,636
3.80%, 07/23/24 (a)(b)	450,000	453,114
3.88%, 09/10/24	500,000	507,140
0.65%, 09/16/24 (a)(b)	200,000	193,794
4.02%, 12/05/24 (a)(b)	450,000	454,612
3.13%, 01/23/25 (a)	395,000	394,929
0.56%, 02/16/25 (a)(b)	300,000	285,882
3.22%, 03/01/25 (a)(b)	250,000	248,862
0.82%, 06/01/25 (a)(b)	400,000	379,328
0.97%, 06/23/25 (a)(b)	500,000	474,265
3.90%, 07/15/25 (a)	450,000	458,176
0.77%, 08/09/25 (a)(b)	250,000	235,873
2.30%, 10/15/25 (a)(b)	450,000	435,636
1.56%, 12/10/25 (a)(b)	200,000	189,902
2.60%, 02/24/26 (a)(b)	300,000	290,592
2.01%, 03/13/26 (a)(b)	500,000	476,115
3.30%, 04/01/26 (a)	535,000	529,377
2.08%, 04/22/26 (a)(b)	700,000	666,617
4.08%, 04/26/26 (a)(b)	500,000	503,380
3.20%, 06/15/26 (a)	250,000	247,553
2.95%, 10/01/26 (a)	550,000	533,731
1.05%, 11/19/26 (a)(b)	550,000	500,527
4.13%, 12/15/26	450,000	454,018
3.96%, 01/29/27 (a)(b)	300,000	299,829
1.04%, 02/04/27 (a)(b)	450,000	406,539
1.58%, 04/22/27 (a)(b)	750,000	688,222
8.00%, 04/29/27	150,000	175,410
1.47%, 09/22/27 (a)(b)	550,000	496,001
4.25%, 10/01/27	250,000	253,215
3.63%, 12/01/27 (a)	150,000	146,658
3.78%, 02/01/28 (a)(b)	500,000	492,640
2.95%, 02/24/28 (a)(b)	350,000	333,168
4.32%, 04/26/28 (a)(b)	500,000	503,810
3.54%, 05/01/28 (a)(b)	450,000	438,421
2.18%, 06/01/28 (a)(b)	300,000	274,293
3.51%, 01/23/29 (a)(b)	550,000	530,376
4.01%, 04/23/29 (a)(b)	300,000	295,527
2.07%, 06/01/29 (a)(b)	450,000	399,123
4.20%, 07/23/29 (a)(b)	500,000	498,290
4.45%, 12/05/29 (a)(b)	450,000	453,402
3.70%, 05/06/30 (a)(b)	450,000	433,674
8.75%, 09/01/30	50,000	63,367
2.74%, 10/15/30 (a)(b)	750,000	678,667
4.49%, 03/24/31 (a)(b)	650,000	659,074
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.52%, 04/22/31 (a)(b)	500,000	442,130
2.96%, 05/13/31 (a)(b)	600,000	537,108
1.76%, 11/19/31 (a)(b)	250,000	206,068
1.95%, 02/04/32 (a)(b)	600,000	500,196
2.58%, 04/22/32 (a)(b)	700,000	609,847
2.55%, 11/08/32 (a)(b)	600,000	520,074
2.96%, 01/25/33 (a)(b)	700,000	625,891
4.59%, 04/26/33 (a)(b)	250,000	256,492
6.40%, 05/15/38	450,000	541,053
3.88%, 07/24/38 (a)(b)	400,000	376,452
5.50%, 10/15/40	230,000	253,315
3.11%, 04/22/41 (a)(b)	250,000	206,888
5.60%, 07/15/41	350,000	390,645
2.53%, 11/19/41 (a)(b)	350,000	263,189
5.40%, 01/06/42	250,000	272,972
3.16%, 04/22/42 (a)(b)	400,000	330,972
5.63%, 08/16/43	250,000	276,310
4.85%, 02/01/44	100,000	102,616
4.95%, 06/01/45	350,000	358,144
4.26%, 02/22/48 (a)(b)	350,000	334,442
4.03%, 07/24/48 (a)(b)	250,000	229,218
3.96%, 11/15/48 (a)(b)	725,000	657,357
3.90%, 01/23/49 (a)(b)	300,000	269,709
3.11%, 04/22/51 (a)(b)	400,000	313,660
3.33%, 04/22/52 (a)(b)	600,000	488,778
KeyBank NA
3.40%, 05/20/26	250,000	243,188
3.90%, 04/13/29	250,000	242,058
KeyCorp
4.15%, 10/29/25	100,000	101,465
4.10%, 04/30/28	150,000	149,178
2.55%, 10/01/29	150,000	133,745
4.79%, 06/01/33 (a)(b)	200,000	204,464
Lloyds Bank PLC
3.50%, 05/14/25	200,000	198,950
Lloyds Banking Group PLC
4.05%, 08/16/23	400,000	405,132
3.90%, 03/12/24	250,000	251,862
4.50%, 11/04/24	200,000	202,736
4.45%, 05/08/25	200,000	203,782
3.87%, 07/09/25 (a)(b)	200,000	200,296
4.58%, 12/10/25	200,000	201,142
2.44%, 02/05/26 (a)(b)	200,000	192,226
4.65%, 03/24/26	324,000	325,899
3.75%, 01/11/27	400,000	393,724
1.63%, 05/11/27 (a)(b)	200,000	181,196
3.75%, 03/18/28 (a)(b)	200,000	194,604
4.38%, 03/22/28	300,000	299,547
4.55%, 08/16/28	200,000	201,502
3.57%, 11/07/28 (a)(b)	200,000	192,124
5.30%, 12/01/45	200,000	197,628
3.37%, 12/14/46 (a)(b)	200,000	149,882
4.34%, 01/09/48	300,000	259,329
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	246,970
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23	250,000	252,810
3.41%, 03/07/24	300,000	301,380
2.80%, 07/18/24	200,000	197,722
0.85%, 09/15/24 (a)(b)	350,000	339,388
2.19%, 02/25/25	650,000	625,410
1.41%, 07/17/25	350,000	325,475
0.95%, 07/19/25 (a)(b)	400,000	377,692
0.96%, 10/11/25 (a)(b)	200,000	187,410
3.85%, 03/01/26	550,000	547,184
2.76%, 09/13/26	200,000	189,856
3.68%, 02/22/27	200,000	197,124

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.54%, 07/20/27 (a)(b)	450,000	405,072
3.29%, 07/25/27	250,000	240,800
1.64%, 10/13/27 (a)(b)	250,000	224,303
2.34%, 01/19/28 (a)(b)	200,000	183,896
3.96%, 03/02/28	250,000	246,518
4.08%, 04/19/28 (a)(b)	200,000	198,366
4.05%, 09/11/28	250,000	247,010
3.74%, 03/07/29	300,000	289,188
3.20%, 07/18/29	200,000	185,412
2.56%, 02/25/30	200,000	175,570
2.05%, 07/17/30	250,000	209,873
2.31%, 07/20/32 (a)(b)	400,000	336,260
2.49%, 10/13/32 (a)(b)	200,000	170,166
2.85%, 01/19/33 (a)(b)	200,000	174,832
4.15%, 03/07/39	300,000	285,972
3.75%, 07/18/39	200,000	182,536
Mizuho Financial Group, Inc.
1.24%, 07/10/24 (a)(b)	250,000	244,278
0.85%, 09/08/24 (a)(b)	175,000	169,383
3.92%, 09/11/24 (a)(b)	250,000	251,147
2.56%, 09/13/25 (a)(b)	200,000	194,226
2.23%, 05/25/26 (a)(b)	200,000	190,008
3.66%, 02/28/27	200,000	195,942
1.23%, 05/22/27 (a)(b)	250,000	222,183
1.55%, 07/09/27 (a)(b)	250,000	223,988
3.17%, 09/11/27	300,000	285,078
4.02%, 03/05/28	200,000	197,736
3.15%, 07/16/30 (a)(b)	200,000	182,738
2.87%, 09/13/30 (a)(b)	200,000	178,830
2.20%, 07/10/31 (a)(b)	250,000	209,148
1.98%, 09/08/31 (a)(b)	250,000	204,505
2.56%, 09/13/31	200,000	165,050
2.26%, 07/09/32 (a)(b)(c)	200,000	164,538
Morgan Stanley
3.88%, 04/29/24	550,000	561,385
3.70%, 10/23/24	500,000	507,365
0.79%, 01/22/25 (a)(b)	450,000	430,672
0.79%, 05/30/25 (a)(b)	500,000	473,115
2.72%, 07/22/25 (a)(b)	350,000	343,252
4.00%, 07/23/25	624,000	632,106
0.86%, 10/21/25 (a)(b)	250,000	234,883
1.16%, 10/21/25 (a)(b)	500,000	472,005
5.00%, 11/24/25	324,000	335,667
3.88%, 01/27/26	550,000	553,850
2.63%, 02/18/26 (a)(b)	200,000	194,104
2.19%, 04/28/26 (a)(b)	700,000	668,710
3.13%, 07/27/26	500,000	489,120
6.25%, 08/09/26	212,000	231,097
4.35%, 09/08/26	300,000	303,933
0.99%, 12/10/26 (a)(b)	500,000	451,480
3.63%, 01/20/27	450,000	446,494
3.95%, 04/23/27	500,000	494,420
1.59%, 05/04/27 (a)(b)	700,000	638,764
1.51%, 07/20/27 (a)(b)	700,000	633,227
2.48%, 01/21/28 (a)(b)	400,000	373,308
4.21%, 04/20/28 (a)(b)	400,000	400,920
3.59%, 07/22/28 (a)(b)	650,000	632,749
3.77%, 01/24/29 (a)(b)	650,000	635,290
4.43%, 01/23/30 (a)(b)	600,000	605,532
2.70%, 01/22/31 (a)(b)	750,000	673,507
3.62%, 04/01/31 (a)(b)	600,000	571,188
1.79%, 02/13/32 (a)(b)	600,000	492,510
7.25%, 04/01/32	180,000	220,952
1.93%, 04/28/32 (a)(b)	500,000	412,595
2.24%, 07/21/32 (a)(b)	750,000	634,072
2.51%, 10/20/32 (a)(b)	550,000	474,078
2.94%, 01/21/33 (a)(b)	500,000	446,420
2.48%, 09/16/36 (a)(b)	600,000	483,972
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.97%, 07/22/38 (a)(b)	450,000	430,222
4.46%, 04/22/39 (a)(b)	250,000	246,793
3.22%, 04/22/42 (a)(b)	400,000	332,900
6.38%, 07/24/42	300,000	367,746
4.30%, 01/27/45	405,000	386,516
4.38%, 01/22/47	450,000	437,058
5.60%, 03/24/51 (a)(b)	300,000	347,829
2.80%, 01/25/52 (a)(b)	250,000	185,848
National Australia Bank Ltd.
3.38%, 01/14/26	250,000	248,407
2.50%, 07/12/26	250,000	239,360
National Bank of Canada
0.55%, 11/15/24 (a)(b)	250,000	240,203
Natwest Group PLC
3.88%, 09/12/23	400,000	402,476
6.00%, 12/19/23	350,000	361,501
5.13%, 05/28/24	200,000	204,092
4.52%, 06/25/24 (a)(b)	200,000	201,988
4.27%, 03/22/25 (a)(b)	450,000	451,287
4.80%, 04/05/26	350,000	355,166
1.64%, 06/14/27 (a)(b)	300,000	269,382
3.07%, 05/22/28 (a)(b)	200,000	187,500
4.89%, 05/18/29 (a)(b)	300,000	300,867
3.75%, 11/01/29 (a)(b)	200,000	195,942
5.08%, 01/27/30 (a)(b)	200,000	202,990
4.45%, 05/08/30 (a)(b)	200,000	196,076
3.03%, 11/28/35 (a)(b)	250,000	209,675
Northern Trust Corp.
3.95%, 10/30/25	250,000	254,787
3.65%, 08/03/28 (a)	100,000	100,074
3.15%, 05/03/29 (a)	100,000	95,809
1.95%, 05/01/30 (a)	200,000	174,856
People's United Bank NA
4.00%, 07/15/24 (a)	250,000	251,707
PNC Bank NA
2.95%, 02/23/25 (a)	250,000	248,217
3.88%, 04/10/25 (a)	250,000	251,672
3.25%, 06/01/25 (a)	250,000	249,785
3.25%, 01/22/28 (a)	250,000	243,295
4.05%, 07/26/28	250,000	248,780
2.70%, 10/22/29	250,000	224,675
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	193,926
1.80%, 08/12/28 (a)	250,000	218,930
7.38%, 12/10/37	100,000	125,879
Royal Bank of Canada
3.70%, 10/05/23	350,000	355,208
0.50%, 10/26/23	300,000	292,638
0.43%, 01/19/24	350,000	337,253
2.55%, 07/16/24	150,000	148,469
0.65%, 07/29/24	150,000	141,942
0.75%, 10/07/24	100,000	94,465
2.25%, 11/01/24	200,000	195,704
1.60%, 01/21/25	200,000	191,056
3.38%, 04/14/25	250,000	249,640
1.15%, 06/10/25	350,000	327,330
0.88%, 01/20/26	400,000	362,832
4.65%, 01/27/26	300,000	307,518
1.20%, 04/27/26	200,000	181,962
1.15%, 07/14/26	150,000	135,731
1.40%, 11/02/26	200,000	180,786
3.63%, 05/04/27	250,000	247,293
2.30%, 11/03/31	250,000	214,258
3.88%, 05/04/32	200,000	194,482
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	200,000	199,388
3.45%, 06/02/25 (a)	200,000	196,726

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 07/17/25 (a)	300,000	303,579
3.24%, 10/05/26 (a)(d)	150,000	144,348
4.40%, 07/13/27 (a)	150,000	148,973
2.49%, 01/06/28 (a)(b)	150,000	136,347
Santander UK Group Holdings PLC
4.80%, 11/15/24 (a)(b)	200,000	202,978
1.09%, 03/15/25 (a)(b)	300,000	283,992
1.53%, 08/21/26 (a)(b)	200,000	183,090
1.67%, 06/14/27 (a)(b)	300,000	268,833
3.82%, 11/03/28 (a)(b)	250,000	238,818
2.90%, 03/15/32 (a)(b)	200,000	171,398
Santander UK PLC
4.00%, 03/13/24	200,000	203,446
2.88%, 06/18/24	200,000	198,160
State Street Corp.
3.78%, 12/03/24 (a)(b)	200,000	202,178
3.30%, 12/16/24	300,000	302,691
2.35%, 11/01/25 (a)(b)	200,000	195,882
2.90%, 03/30/26 (a)(b)	200,000	196,874
2.65%, 05/19/26	250,000	245,048
2.20%, 02/07/28 (a)(b)	100,000	93,297
4.14%, 12/03/29 (a)(b)	100,000	100,640
2.40%, 01/24/30	100,000	89,687
2.20%, 03/03/31	200,000	169,806
3.15%, 03/30/31 (a)(b)	100,000	93,312
2.62%, 02/07/33 (a)(b)	100,000	88,066
3.03%, 11/01/34 (a)(b)	100,000	91,185
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	253,497
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/23	200,000	202,042
0.51%, 01/12/24	200,000	191,886
2.70%, 07/16/24	450,000	443,187
2.45%, 09/27/24	200,000	195,378
2.35%, 01/15/25	200,000	193,618
1.47%, 07/08/25	500,000	467,520
0.95%, 01/12/26	250,000	225,018
3.78%, 03/09/26	400,000	398,124
2.63%, 07/14/26	400,000	379,372
1.40%, 09/17/26	250,000	224,113
3.01%, 10/19/26	250,000	240,628
3.45%, 01/11/27	200,000	194,902
3.36%, 07/12/27	200,000	194,274
3.35%, 10/18/27	250,000	241,855
3.94%, 07/19/28	250,000	244,985
1.90%, 09/17/28	200,000	173,440
4.31%, 10/16/28	150,000	149,760
2.47%, 01/14/29	200,000	178,270
3.04%, 07/16/29	400,000	366,612
3.20%, 09/17/29	100,000	91,159
2.72%, 09/27/29	200,000	178,638
2.75%, 01/15/30	200,000	178,488
2.13%, 07/08/30	300,000	253,218
2.14%, 09/23/30	250,000	206,235
1.71%, 01/12/31	200,000	160,930
2.22%, 09/17/31	200,000	166,708
2.93%, 09/17/41	200,000	153,002
3.05%, 01/14/42	200,000	160,566
SVB Financial Group
1.80%, 10/28/26 (a)	200,000	181,784
3.13%, 06/05/30 (a)	200,000	178,294
1.80%, 02/02/31 (a)	100,000	80,137
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	254,055
Synchrony Financial
4.38%, 03/19/24 (a)	150,000	151,299
4.25%, 08/15/24 (a)	300,000	299,958
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 07/23/25 (a)	250,000	249,855
3.70%, 08/04/26 (a)	200,000	193,148
3.95%, 12/01/27 (a)	200,000	191,114
5.15%, 03/19/29 (a)	150,000	148,872
The Bank of New York Mellon Corp.
2.20%, 08/16/23 (a)	250,000	249,867
0.35%, 12/07/23 (a)	200,000	193,316
3.65%, 02/04/24 (a)	500,000	507,410
3.25%, 09/11/24 (a)	200,000	201,138
2.10%, 10/24/24	200,000	196,316
1.60%, 04/24/25 (a)	250,000	238,658
0.75%, 01/28/26 (a)	500,000	456,100
2.80%, 05/04/26 (a)	200,000	195,958
2.45%, 08/17/26 (a)	150,000	144,645
3.25%, 05/16/27 (a)	250,000	246,838
3.44%, 02/07/28 (a)(b)	150,000	148,025
3.85%, 04/28/28	600,000	604,560
3.00%, 10/30/28 (a)	150,000	140,778
1.90%, 01/25/29 (a)	100,000	88,900
1.80%, 07/28/31 (a)	100,000	83,387
The Bank of Nova Scotia
0.55%, 09/15/23	350,000	340,784
3.40%, 02/11/24	150,000	150,729
0.70%, 04/15/24	250,000	238,948
0.65%, 07/31/24	200,000	189,538
1.45%, 01/10/25	250,000	238,300
2.20%, 02/03/25	200,000	194,098
3.45%, 04/11/25	250,000	249,225
1.30%, 06/11/25	400,000	374,156
4.50%, 12/16/25	150,000	153,044
1.05%, 03/02/26	200,000	180,910
1.35%, 06/24/26	250,000	227,273
2.70%, 08/03/26	200,000	191,612
1.30%, 09/15/26 (a)	250,000	225,548
1.95%, 02/02/27	150,000	137,850
2.15%, 08/01/31	150,000	126,194
2.45%, 02/02/32	150,000	128,135
4.59%, 05/04/37 (a)(b)	250,000	236,628
The Goldman Sachs Group, Inc.
3.63%, 02/20/24 (a)	350,000	352,922
4.00%, 03/03/24	500,000	508,330
3.00%, 03/15/24	500,000	499,755
3.85%, 07/08/24 (a)	424,000	430,932
0.66%, 09/10/24 (a)(b)	350,000	338,411
0.93%, 10/21/24 (a)(b)	400,000	386,904
3.50%, 01/23/25 (a)	450,000	451,048
1.76%, 01/24/25 (a)(b)	400,000	389,108
3.50%, 04/01/25 (a)	750,000	750,690
3.75%, 05/22/25 (a)	450,000	454,162
3.27%, 09/29/25 (a)(b)	450,000	446,274
4.25%, 10/21/25	350,000	355,001
0.86%, 02/12/26 (a)(b)	250,000	231,340
3.75%, 02/25/26 (a)	400,000	401,436
3.50%, 11/16/26 (a)	550,000	544,263
1.09%, 12/09/26 (a)(b)	500,000	453,410
5.95%, 01/15/27	157,000	169,065
3.85%, 01/26/27 (a)	600,000	597,522
1.43%, 03/09/27 (a)(b)	650,000	589,127
1.54%, 09/10/27 (a)(b)	600,000	541,302
1.95%, 10/21/27 (a)(b)	650,000	592,936
2.64%, 02/24/28 (a)(b)	250,000	233,985
3.62%, 03/15/28 (a)(b)	500,000	487,680
3.69%, 06/05/28 (a)(b)	500,000	489,415
3.81%, 04/23/29 (a)(b)	450,000	439,272
4.22%, 05/01/29 (a)(b)	700,000	695,758
2.60%, 02/07/30 (a)	350,000	308,896
3.80%, 03/15/30 (a)	400,000	384,764
1.99%, 01/27/32 (a)(b)	500,000	413,090

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.62%, 04/22/32 (a)(b)	700,000	604,555
2.38%, 07/21/32 (a)(b)	850,000	714,816
2.65%, 10/21/32 (a)(b)	500,000	429,840
6.13%, 02/15/33	150,000	170,993
3.10%, 02/24/33 (a)(b)	800,000	717,336
6.45%, 05/01/36	100,000	114,262
6.75%, 10/01/37	1,100,000	1,299,232
4.02%, 10/31/38 (a)(b)	500,000	469,660
4.41%, 04/23/39 (a)(b)	300,000	291,258
6.25%, 02/01/41	500,000	591,170
3.21%, 04/22/42 (a)(b)	400,000	327,252
2.91%, 07/21/42 (a)(b)	250,000	194,933
3.44%, 02/24/43 (a)(b)	400,000	335,840
4.80%, 07/08/44 (a)	350,000	353,479
5.15%, 05/22/45	350,000	360,566
4.75%, 10/21/45 (a)	350,000	352,163
The Huntington National Bank
3.55%, 10/06/23 (a)	250,000	252,155
The PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	250,000	252,332
3.90%, 04/29/24 (a)	250,000	253,620
2.20%, 11/01/24 (a)	250,000	246,293
2.60%, 07/23/26 (a)	100,000	96,699
1.15%, 08/13/26 (a)	150,000	136,778
3.15%, 05/19/27 (a)	200,000	195,584
3.45%, 04/23/29 (a)	350,000	338,107
2.55%, 01/22/30 (a)	300,000	269,442
2.31%, 04/23/32 (a)(b)	200,000	172,718
The Toronto-Dominion Bank
0.30%, 06/02/23	250,000	244,645
0.75%, 06/12/23	400,000	392,928
3.50%, 07/19/23	250,000	253,002
0.45%, 09/11/23	250,000	243,200
0.55%, 03/04/24	200,000	191,842
2.35%, 03/08/24	250,000	247,408
3.25%, 03/11/24	200,000	200,912
2.65%, 06/12/24	200,000	198,358
0.70%, 09/10/24	250,000	237,060
1.45%, 01/10/25	100,000	95,703
1.15%, 06/12/25	250,000	233,813
0.75%, 09/11/25	400,000	366,772
0.75%, 01/06/26	200,000	181,246
1.20%, 06/03/26	250,000	227,493
1.25%, 09/10/26	300,000	270,975
1.95%, 01/12/27	200,000	184,704
2.80%, 03/10/27	250,000	239,190
3.63%, 09/15/31 (a)(b)	300,000	294,807
2.45%, 01/12/32	150,000	129,339
3.20%, 03/10/32	300,000	275,823
Truist Bank
3.69%, 08/02/24 (a)(b)	250,000	251,780
2.15%, 12/06/24 (a)	250,000	244,540
1.50%, 03/10/25 (a)	300,000	286,737
3.63%, 09/16/25 (a)	491,000	490,342
4.05%, 11/03/25 (a)	200,000	204,592
2.25%, 03/11/30 (a)	250,000	216,668
Truist Financial Corp.
3.75%, 12/06/23 (a)	100,000	101,364
2.50%, 08/01/24 (a)	300,000	296,796
2.85%, 10/26/24 (a)	300,000	298,029
4.00%, 05/01/25 (a)	200,000	203,472
1.20%, 08/05/25 (a)	200,000	186,728
1.27%, 03/02/27 (a)(b)	200,000	182,566
1.13%, 08/03/27 (a)	250,000	219,845
3.88%, 03/19/29 (a)	100,000	98,000
1.89%, 06/07/29 (a)(b)	250,000	221,730
1.95%, 06/05/30 (a)	200,000	171,796
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
US Bancorp
3.70%, 01/30/24 (a)	350,000	355,789
3.38%, 02/05/24 (a)	300,000	302,583
2.40%, 07/30/24 (a)	200,000	197,550
1.45%, 05/12/25 (a)	300,000	285,831
3.10%, 04/27/26 (a)	250,000	245,658
2.38%, 07/22/26 (a)	300,000	288,633
3.15%, 04/27/27 (a)	300,000	294,300
3.00%, 07/30/29 (a)	150,000	140,234
1.38%, 07/22/30 (a)	400,000	328,388
2.49%, 11/03/36 (a)(b)	250,000	210,500
US Bank NA/Cincinnati OH
3.40%, 07/24/23 (a)	250,000	252,345
2.05%, 01/21/25 (a)	250,000	243,623
2.80%, 01/27/25 (a)	250,000	247,947
Wachovia Corp.
5.50%, 08/01/35	130,000	138,059
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	48,681
Wells Fargo & Co.
4.13%, 08/15/23	250,000	254,235
4.48%, 01/16/24	150,000	153,513
3.75%, 01/24/24 (a)	650,000	658,976
1.65%, 06/02/24 (a)(b)	500,000	493,600
3.30%, 09/09/24	424,000	426,773
3.00%, 02/19/25	500,000	496,655
0.81%, 05/19/25 (a)(b)	150,000	142,244
3.55%, 09/29/25	500,000	501,965
2.41%, 10/30/25 (a)(b)	650,000	630,357
2.16%, 02/11/26 (a)(b)	650,000	623,551
3.00%, 04/22/26	700,000	680,155
3.91%, 04/25/26 (a)(b)	500,000	500,705
2.19%, 04/30/26 (a)(b)	550,000	523,913
4.10%, 06/03/26	450,000	453,235
3.00%, 10/23/26	750,000	726,600
3.20%, 06/17/27 (a)(b)	400,000	387,368
4.30%, 07/22/27	480,000	485,328
3.53%, 03/24/28 (a)(b)	500,000	487,035
3.58%, 05/22/28 (a)(b)	600,000	585,090
2.39%, 06/02/28 (a)(b)	550,000	508,046
4.15%, 01/24/29 (a)	550,000	547,602
2.88%, 10/30/30 (a)(b)	750,000	683,565
2.57%, 02/11/31 (a)(b)	650,000	578,545
4.48%, 04/04/31 (a)(b)	500,000	506,940
3.35%, 03/02/33 (a)(b)	700,000	646,786
3.07%, 04/30/41 (a)(b)	800,000	662,792
5.38%, 11/02/43	400,000	422,188
5.61%, 01/15/44	500,000	540,115
4.65%, 11/04/44	250,000	240,635
3.90%, 05/01/45	430,000	394,804
4.90%, 11/17/45	350,000	347,242
4.40%, 06/14/46	300,000	281,514
4.75%, 12/07/46	400,000	390,968
5.01%, 04/04/51 (a)(b)	1,100,000	1,154,747
4.61%, 04/25/53 (a)(b)	500,000	493,455
5.95%, 12/01/86	200,000	216,068
Wells Fargo Bank NA
5.85%, 02/01/37	250,000	282,112
6.60%, 01/15/38	250,000	304,232
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	150,000	139,644
Westpac Banking Corp.
3.30%, 02/26/24	200,000	201,498
1.02%, 11/18/24	250,000	237,915
2.35%, 02/19/25	250,000	244,390
2.85%, 05/13/26	200,000	194,688
1.15%, 06/03/26	250,000	227,425

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 08/19/26	100,000	96,482
3.35%, 03/08/27	150,000	147,749
4.04%, 08/26/27	200,000	202,458
3.40%, 01/25/28	250,000	244,665
1.95%, 11/20/28	200,000	177,702
2.65%, 01/16/30	100,000	90,923
2.89%, 02/04/30 (a)(b)	200,000	191,600
2.15%, 06/03/31	250,000	215,605
4.32%, 11/23/31 (a)(b)	250,000	245,325
4.11%, 07/24/34 (a)(b)	250,000	234,713
2.67%, 11/15/35 (a)(b)	300,000	246,732
3.02%, 11/18/36 (a)(b)	250,000	207,018
4.42%, 07/24/39	200,000	186,580
2.96%, 11/16/40	200,000	150,216
3.13%, 11/18/41	200,000	153,170
		257,945,646
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	101,799
3.30%, 06/15/30 (a)	150,000	139,064
Ameriprise Financial, Inc.
4.00%, 10/15/23	250,000	254,340
3.00%, 04/02/25 (a)	100,000	99,178
2.88%, 09/15/26 (a)	200,000	194,972
BGC Partners, Inc.
5.38%, 07/24/23	100,000	101,381
3.75%, 10/01/24 (a)	100,000	99,126
BlackRock, Inc.
3.50%, 03/18/24	224,000	227,291
3.25%, 04/30/29 (a)	150,000	145,844
2.40%, 04/30/30 (a)	200,000	180,852
1.90%, 01/28/31 (a)	250,000	213,797
2.10%, 02/25/32 (a)	200,000	171,286
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	150,000	151,357
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	150,000	124,673
Brookfield Finance LLC
3.45%, 04/15/50 (a)	100,000	76,847
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	100,000	101,231
4.25%, 06/02/26 (a)	100,000	100,851
3.90%, 01/25/28 (a)	150,000	147,626
4.85%, 03/29/29 (a)	250,000	256,140
4.35%, 04/15/30 (a)	150,000	147,871
4.70%, 09/20/47 (a)	100,000	93,697
3.50%, 03/30/51 (a)	250,000	193,117
3.63%, 02/15/52 (a)	100,000	78,494
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	100,198
1.63%, 12/15/30 (a)	200,000	166,882
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	165,884
4.10%, 06/15/51 (a)	150,000	110,561
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	200,370
2.65%, 03/15/32 (a)	200,000	182,700
5.30%, 09/15/43 (a)	200,000	224,158
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	100,000	98,738
4.50%, 06/20/28 (a)	100,000	101,556
Eaton Vance Corp.
3.63%, 06/15/23	100,000	100,915
3.50%, 04/06/27 (a)	100,000	98,074
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	99,029
1.60%, 10/30/30 (a)	150,000	121,305
Intercontinental Exchange, Inc.
3.45%, 09/21/23 (a)	100,000	101,512
3.65%, 05/23/25 (a)	250,000	253,297
3.75%, 12/01/25 (a)	250,000	252,502
3.10%, 09/15/27 (a)	100,000	96,693
3.75%, 09/21/28 (a)	300,000	298,326
2.10%, 06/15/30 (a)	250,000	216,815
1.85%, 09/15/32 (a)	250,000	203,060
4.60%, 03/15/33 (a)	400,000	409,288
2.65%, 09/15/40 (a)	250,000	193,007
4.25%, 09/21/48 (a)	150,000	139,112
3.00%, 06/15/50 (a)	300,000	228,030
4.95%, 06/15/52 (a)	250,000	258,167
3.00%, 09/15/60 (a)	250,000	177,112
5.20%, 06/15/62 (a)	250,000	254,197
Invesco Finance PLC
4.00%, 01/30/24	200,000	202,784
3.75%, 01/15/26	130,000	130,074
5.38%, 11/30/43	100,000	103,003
Jefferies Group LLC
6.45%, 06/08/27	100,000	108,559
2.75%, 10/15/32 (a)	100,000	81,024
6.25%, 01/15/36	100,000	105,914
6.50%, 01/20/43	100,000	106,880
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	250,000	254,962
4.15%, 01/23/30	200,000	189,258
2.63%, 10/15/31 (a)	200,000	164,382
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	148,242
4.38%, 03/11/29 (a)	200,000	195,714
Legg Mason, Inc.
4.75%, 03/15/26	150,000	155,757
5.63%, 01/15/44	75,000	81,371
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	151,080
2.50%, 12/21/40 (a)	200,000	143,062
3.25%, 04/28/50 (a)	100,000	75,881
3.95%, 03/07/52 (a)	100,000	85,249
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	194,090
1.85%, 07/16/25	400,000	373,896
1.65%, 07/14/26	200,000	180,326
2.33%, 01/22/27	250,000	228,600
2.17%, 07/14/28	200,000	174,752
3.10%, 01/16/30	400,000	356,360
2.68%, 07/16/30	300,000	256,875
2.61%, 07/14/31	200,000	167,006
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	101,641
4.95%, 07/15/46	150,000	152,925
3.75%, 04/01/51 (a)	150,000	129,569
Stifel Financial Corp.
4.25%, 07/18/24	100,000	101,908
4.00%, 05/15/30 (a)	150,000	143,477
The Charles Schwab Corp.
3.55%, 02/01/24 (a)(e)	50,000	50,534
0.75%, 03/18/24 (a)(e)	250,000	241,922
3.75%, 04/01/24 (a)(e)	50,000	50,729
3.00%, 03/10/25 (a)(e)	50,000	49,810
4.20%, 03/24/25 (a)(e)	100,000	102,667
3.63%, 04/01/25 (a)(e)	50,000	50,370
3.85%, 05/21/25 (a)(e)	100,000	101,902

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 02/13/26 (a)(e)	50,000	50,068
0.90%, 03/11/26 (a)(e)	200,000	182,774
1.15%, 05/13/26 (a)(e)	150,000	137,640
3.20%, 03/02/27 (a)(e)	100,000	98,801
2.45%, 03/03/27 (a)(e)	250,000	238,317
3.30%, 04/01/27 (a)(e)	100,000	99,093
3.20%, 01/25/28 (a)(e)	100,000	97,604
2.00%, 03/20/28 (a)(e)	200,000	182,774
4.00%, 02/01/29 (a)(e)	100,000	100,632
3.25%, 05/22/29 (a)(e)	100,000	95,592
2.75%, 10/01/29 (a)(e)	50,000	46,052
4.63%, 03/22/30 (a)(e)	50,000	51,934
1.65%, 03/11/31 (a)(e)	100,000	82,408
2.30%, 05/13/31 (a)(e)	100,000	86,970
1.95%, 12/01/31 (a)(e)	150,000	125,231
2.90%, 03/03/32 (a)(e)	150,000	136,251
		15,757,018
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 07/03/23 (a)	150,000	150,489
4.50%, 09/15/23 (a)	250,000	251,800
1.15%, 10/29/23	350,000	336,406
4.88%, 01/16/24 (a)	150,000	151,207
3.15%, 02/15/24 (a)	150,000	146,356
1.65%, 10/29/24 (a)	650,000	609,986
1.75%, 10/29/24 (a)	250,000	234,685
3.50%, 01/15/25 (a)	150,000	145,775
6.50%, 07/15/25 (a)	150,000	157,045
4.45%, 10/01/25 (a)	150,000	149,386
1.75%, 01/30/26 (a)	250,000	223,702
4.45%, 04/03/26 (a)	150,000	147,336
2.45%, 10/29/26 (a)	600,000	537,816
3.65%, 07/21/27 (a)	250,000	234,935
4.63%, 10/15/27 (a)	150,000	145,392
3.00%, 10/29/28 (a)	750,000	658,072
3.30%, 01/30/32 (a)	700,000	592,123
3.40%, 10/29/33 (a)	300,000	249,810
3.85%, 10/29/41 (a)	300,000	234,516
Air Lease Corp.
3.00%, 09/15/23 (a)	300,000	298,101
0.70%, 02/15/24 (a)	250,000	237,055
4.25%, 09/15/24 (a)	150,000	150,418
2.30%, 02/01/25 (a)	100,000	95,019
3.25%, 03/01/25 (a)	150,000	145,898
3.38%, 07/01/25 (a)	125,000	121,318
2.88%, 01/15/26 (a)	400,000	377,836
3.75%, 06/01/26 (a)	150,000	145,080
1.88%, 08/15/26 (a)	250,000	223,565
3.63%, 04/01/27 (a)	150,000	142,824
3.63%, 12/01/27 (a)	150,000	140,822
4.63%, 10/01/28 (a)	100,000	97,008
3.25%, 10/01/29 (a)	100,000	87,864
3.00%, 02/01/30 (a)	100,000	85,538
3.13%, 12/01/30 (a)	150,000	128,625
2.88%, 01/15/32 (a)	150,000	124,302
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	150,271
4.13%, 05/01/24 (a)	100,000	98,964
4.25%, 06/15/26 (a)	150,000	143,135
Ares Capital Corp.
4.20%, 06/10/24 (a)	250,000	251,040
4.25%, 03/01/25 (a)	100,000	98,342
3.25%, 07/15/25 (a)	250,000	238,717
3.88%, 01/15/26 (a)	250,000	239,480
2.15%, 07/15/26 (a)	150,000	132,294
2.88%, 06/15/27 (a)	150,000	133,032
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 06/15/28 (a)	200,000	170,502
3.20%, 11/15/31 (a)	150,000	117,893
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	88,806
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	93,153
Blackstone Private Credit Fund
2.35%, 11/22/24 (d)	100,000	94,015
2.63%, 12/15/26 (a)(d)	300,000	261,027
3.25%, 03/15/27 (a)(d)	200,000	177,192
4.00%, 01/15/29 (a)(d)	150,000	133,476
Blackstone Secured Lending Fund
3.65%, 07/14/23	150,000	150,148
2.75%, 09/16/26 (a)	200,000	181,982
2.85%, 09/30/28 (a)(d)	200,000	167,438
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	99,615
1.65%, 10/12/24	100,000	92,760
4.13%, 02/01/25 (a)	100,000	97,382
3.40%, 01/15/26 (a)	200,000	186,770
2.63%, 01/15/27 (a)	100,000	88,413
3.13%, 10/12/28 (a)	150,000	128,601
GATX Corp.
3.25%, 09/15/26 (a)	100,000	96,917
3.85%, 03/30/27 (a)	150,000	148,968
3.50%, 03/15/28 (a)	150,000	144,747
4.70%, 04/01/29 (a)	150,000	152,545
4.00%, 06/30/30 (a)	150,000	144,581
1.90%, 06/01/31 (a)	100,000	80,227
3.10%, 06/01/51 (a)	100,000	72,419
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	49,457
2.88%, 01/15/26 (a)	150,000	141,470
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	250,000	221,515
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	90,792
Main Street Capital Corp.
5.20%, 05/01/24	50,000	50,595
3.00%, 07/14/26 (a)	100,000	90,679
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)(d)	100,000	93,131
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	48,554
2.70%, 01/15/27 (a)	50,000	44,497
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	100,000	101,748
3.75%, 07/22/25 (a)	100,000	96,367
4.25%, 01/15/26 (a)	250,000	242,240
3.40%, 07/15/26 (a)	200,000	184,038
2.88%, 06/11/28 (a)	150,000	127,590
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)(d)	100,000	88,838
4.70%, 02/08/27 (a)(d)	100,000	93,758
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	87,801
Prospect Capital Corp.
3.36%, 11/15/26 (a)	100,000	89,252
3.44%, 10/15/28 (a)	150,000	123,416
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	90,474
		14,769,174

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Financial Other 0.0%
ORIX Corp.
4.05%, 01/16/24	100,000	101,450
3.25%, 12/04/24	200,000	199,596
3.70%, 07/18/27	100,000	99,018
2.25%, 03/09/31	100,000	86,251
The Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	150,000	132,877
		619,192
Insurance 1.1%
Aegon N.V.
5.50%, 04/11/48 (a)(b)	200,000	200,472
Aetna, Inc.
2.80%, 06/15/23 (a)	350,000	350,801
3.50%, 11/15/24 (a)	100,000	100,522
6.63%, 06/15/36	100,000	118,622
6.75%, 12/15/37	150,000	180,084
4.13%, 11/15/42 (a)	100,000	89,209
4.75%, 03/15/44 (a)	150,000	144,843
3.88%, 08/15/47 (a)	250,000	218,967
Aflac, Inc.
3.63%, 11/15/24	100,000	101,654
1.13%, 03/15/26 (a)	100,000	91,524
2.88%, 10/15/26 (a)	100,000	97,448
3.60%, 04/01/30 (a)	250,000	245,000
4.75%, 01/15/49 (a)	200,000	202,326
Alleghany Corp.
3.63%, 05/15/30 (a)	150,000	144,566
3.25%, 08/15/51 (a)	100,000	76,806
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	98,943
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	90,000	91,371
American Financial Group, Inc.
3.50%, 08/15/26 (a)	150,000	152,751
4.50%, 06/15/47 (a)	100,000	88,604
American International Group, Inc.
4.13%, 02/15/24	200,000	203,766
2.50%, 06/30/25 (a)	350,000	339,080
3.90%, 04/01/26 (a)	350,000	351,953
3.40%, 06/30/30 (a)	150,000	142,059
3.88%, 01/15/35 (a)	78,000	73,851
6.25%, 05/01/36	150,000	175,473
4.50%, 07/16/44 (a)	145,000	138,229
4.80%, 07/10/45 (a)	100,000	99,238
4.75%, 04/01/48 (a)	200,000	203,164
5.75%, 04/01/48 (a)(b)	100,000	94,731
4.38%, 06/30/50 (a)	200,000	193,152
Anthem, Inc.
3.50%, 08/15/24 (a)	195,000	196,507
3.35%, 12/01/24 (a)	100,000	100,404
2.38%, 01/15/25 (a)	175,000	171,801
3.65%, 12/01/27 (a)	500,000	498,150
4.10%, 03/01/28 (a)	150,000	152,016
2.88%, 09/15/29 (a)	250,000	232,182
2.25%, 05/15/30 (a)	200,000	175,696
2.55%, 03/15/31 (a)	200,000	177,958
6.38%, 06/15/37	250,000	304,957
4.63%, 05/15/42	200,000	200,484
4.65%, 01/15/43	150,000	151,076
5.10%, 01/15/44	150,000	156,790
4.65%, 08/15/44 (a)	150,000	148,688
4.38%, 12/01/47 (a)	250,000	242,027
4.55%, 03/01/48 (a)	150,000	148,701
3.70%, 09/15/49 (a)	200,000	173,412
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 05/15/50 (a)	200,000	158,250
3.60%, 03/15/51 (a)	200,000	171,440
Aon Corp.
4.50%, 12/15/28 (a)	100,000	101,529
3.75%, 05/02/29 (a)	150,000	146,408
2.80%, 05/15/30 (a)	200,000	180,382
2.05%, 08/23/31 (a)	100,000	82,776
6.25%, 09/30/40	100,000	115,032
2.90%, 08/23/51 (a)	100,000	72,724
Aon Corp/Aon Global Holdings PLC
2.60%, 12/02/31 (a)	100,000	86,554
3.90%, 02/28/52 (a)	175,000	151,041
Aon PLC
3.50%, 06/14/24 (a)	300,000	300,969
3.88%, 12/15/25 (a)	200,000	201,594
4.60%, 06/14/44 (a)	150,000	141,621
4.75%, 05/15/45 (a)	100,000	97,331
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	100,748
5.03%, 12/15/46 (a)	100,000	99,561
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	207,800
Arch Capital Group US, Inc.
5.14%, 11/01/43	85,000	86,062
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	100,000	84,251
3.50%, 05/20/51 (a)	150,000	119,708
3.05%, 03/09/52 (a)	100,000	72,866
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	100,000	101,491
Assurant, Inc.
4.20%, 09/27/23 (a)	150,000	151,991
3.70%, 02/22/30 (a)	100,000	91,406
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	179,300
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	193,314
6.15%, 04/03/30 (a)	100,000	106,394
3.50%, 01/15/31 (a)	100,000	89,331
3.95%, 05/25/51 (a)	100,000	80,852
3.45%, 05/15/52 (a)	50,000	36,535
AXA S.A.
8.60%, 12/15/30	250,000	305,932
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	97,368
4.90%, 01/15/40 (a)(b)	50,000	45,001
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	100,000	87,901
1.45%, 10/15/30 (a)	150,000	125,178
2.88%, 03/15/32 (a)	200,000	184,984
5.75%, 01/15/40	250,000	288,197
4.30%, 05/15/43	150,000	147,473
4.20%, 08/15/48 (a)	400,000	389,548
4.25%, 01/15/49 (a)	350,000	345,352
2.85%, 10/15/50 (a)	300,000	230,715
2.50%, 01/15/51 (a)	100,000	71,357
3.85%, 03/15/52 (a)	600,000	547,398
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	550,000	550,357
4.50%, 02/11/43	100,000	100,364
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	144,779
5.63%, 05/15/30 (a)	150,000	155,349
4.70%, 06/22/47 (a)	250,000	212,645

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	100,900
2.38%, 03/15/31 (a)	250,000	208,125
4.95%, 03/17/52 (a)	150,000	138,917
Chubb INA Holdings, Inc.
3.15%, 03/15/25	150,000	149,694
3.35%, 05/03/26 (a)	400,000	398,728
1.38%, 09/15/30 (a)	250,000	206,080
4.15%, 03/13/43	200,000	189,786
4.35%, 11/03/45 (a)	250,000	246,477
2.85%, 12/15/51 (a)	150,000	114,708
3.05%, 12/15/61 (a)	200,000	151,282
Cincinnati Financial Corp.
6.13%, 11/01/34	150,000	175,828
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	101,033
4.50%, 03/01/26 (a)	150,000	153,251
3.45%, 08/15/27 (a)	150,000	145,938
3.90%, 05/01/29 (a)	100,000	96,789
2.05%, 08/15/30 (a)	100,000	83,257
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	151,881
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)(d)	250,000	243,570
3.90%, 04/05/32 (a)(d)	300,000	286,143
4.40%, 04/05/52 (a)(d)	250,000	224,842
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	100,750
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	350,000	350,745
5.00%, 04/20/48 (a)	350,000	342,016
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	98,974
3.50%, 10/15/50 (a)	250,000	200,155
3.13%, 10/15/52 (a)	150,000	111,447
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	100,988
4.63%, 04/29/30 (a)	200,000	197,604
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	225,702
2.45%, 03/15/31 (a)	250,000	206,270
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	93,400
2.40%, 08/15/31 (a)	100,000	80,913
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	101,721
2.15%, 08/15/30 (a)	150,000	125,679
Humana, Inc.
0.65%, 08/03/23 (a)	200,000	194,998
3.85%, 10/01/24 (a)	156,000	156,849
4.50%, 04/01/25 (a)	200,000	205,216
1.35%, 02/03/27 (a)	150,000	133,769
3.95%, 03/15/27 (a)	100,000	100,072
3.13%, 08/15/29 (a)	150,000	140,126
4.88%, 04/01/30 (a)	100,000	104,135
2.15%, 02/03/32 (a)	150,000	125,517
4.95%, 10/01/44 (a)	100,000	103,244
4.80%, 03/15/47 (a)	100,000	100,586
3.95%, 08/15/49 (a)	150,000	133,754
Jackson Financial, Inc.
3.13%, 11/23/31 (a)(d)	100,000	84,672
4.00%, 11/23/51 (a)(d)	100,000	76,765
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	100,666
2.40%, 09/30/30 (a)	150,000	124,703
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	149,004
3.80%, 03/01/28 (a)	100,000	98,809
3.05%, 01/15/30 (a)	100,000	91,379
3.40%, 01/15/31 (a)	150,000	139,944
3.40%, 03/01/32 (a)	75,000	68,474
7.00%, 06/15/40	100,000	118,978
4.38%, 06/15/50 (a)	200,000	181,652
Loews Corp.
3.20%, 05/15/30 (a)	100,000	93,556
6.00%, 02/01/35	100,000	112,403
4.13%, 05/15/43 (a)	100,000	89,695
Manulife Financial Corp.
4.15%, 03/04/26	200,000	202,778
2.48%, 05/19/27 (a)	200,000	189,844
4.06%, 02/24/32 (a)(b)	250,000	241,987
Markel Corp.
3.50%, 11/01/27 (a)	100,000	98,099
3.35%, 09/17/29 (a)	100,000	94,312
5.00%, 04/05/46	200,000	197,272
4.30%, 11/01/47 (a)	150,000	134,906
4.15%, 09/17/50 (a)	100,000	87,786
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	200,000	202,426
3.50%, 06/03/24 (a)	150,000	151,049
3.50%, 03/10/25 (a)	200,000	201,360
3.75%, 03/14/26 (a)	150,000	151,077
4.38%, 03/15/29 (a)	250,000	254,520
2.25%, 11/15/30 (a)	190,000	165,423
5.88%, 08/01/33	100,000	113,482
4.75%, 03/15/39 (a)	150,000	153,027
4.35%, 01/30/47 (a)	100,000	95,434
4.20%, 03/01/48 (a)	50,000	46,556
4.90%, 03/15/49 (a)	250,000	259,735
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	99,932
MetLife, Inc.
4.37%, 09/15/23	250,000	254,987
3.60%, 04/10/24	250,000	253,675
3.60%, 11/13/25 (a)	100,000	100,834
4.55%, 03/23/30 (a)	200,000	208,220
6.38%, 06/15/34	200,000	239,912
5.70%, 06/15/35	250,000	283,202
5.88%, 02/06/41	150,000	170,181
4.13%, 08/13/42	100,000	94,652
4.88%, 11/13/43	250,000	259,642
4.72%, 12/15/44	100,000	100,418
4.05%, 03/01/45	250,000	232,492
4.60%, 05/13/46 (a)	100,000	101,428
6.40%, 12/15/66 (a)	230,000	239,053
10.75%, 08/01/69 (a)(b)	75,000	102,526
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	40,000	41,735
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	149,138
3.85%, 06/11/51 (a)	150,000	121,809
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	97,042
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	131,435
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	250,000	243,012
3.70%, 05/15/29 (a)	150,000	145,422
2.13%, 06/15/30 (a)	150,000	127,439
4.30%, 11/15/46 (a)	137,000	132,779

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	150,000	139,986
3.88%, 03/27/28 (a)	97,000	97,769
2.10%, 03/10/30 (a)	200,000	176,978
6.63%, 12/01/37	250,000	302,127
3.00%, 03/10/40 (a)	250,000	207,020
5.63%, 06/15/43 (a)(b)	330,000	327,796
5.20%, 03/15/44 (a)(b)	100,000	97,441
4.60%, 05/15/44	300,000	295,134
5.38%, 05/15/45 (a)(b)	150,000	147,318
4.50%, 09/15/47 (a)(b)	100,000	92,368
3.91%, 12/07/47 (a)	200,000	180,950
5.70%, 09/15/48 (a)(b)	150,000	149,123
3.94%, 12/07/49 (a)	100,000	90,982
4.35%, 02/25/50 (a)	150,000	145,812
3.70%, 10/01/50 (a)(b)	200,000	173,620
3.70%, 03/13/51 (a)	200,000	175,990
5.13%, 03/01/52 (a)(b)	200,000	192,174
Prudential PLC
3.13%, 04/14/30	200,000	186,104
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	193,824
3.15%, 06/15/30 (a)	200,000	183,850
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	143,783
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	150,000	128,535
The Allstate Corp.
3.15%, 06/15/23	100,000	100,535
0.75%, 12/15/25 (a)	150,000	137,130
3.28%, 12/15/26 (a)	100,000	99,572
5.35%, 06/01/33	200,000	217,016
5.55%, 05/09/35	150,000	169,236
4.50%, 06/15/43	200,000	195,964
4.20%, 12/15/46 (a)	100,000	95,580
3.85%, 08/10/49 (a)	100,000	90,359
5.75%, 08/15/53 (a)(b)	290,000	272,388
The Chubb Corp.
6.50%, 05/15/38	100,000	122,111
The Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	200,000	173,566
The Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	136,877
6.10%, 10/01/41	80,000	90,633
4.40%, 03/15/48 (a)	100,000	93,936
3.60%, 08/19/49 (a)	100,000	83,556
2.90%, 09/15/51 (a)	150,000	109,872
The Progressive Corp.
2.45%, 01/15/27	100,000	95,926
4.00%, 03/01/29 (a)	150,000	151,616
3.20%, 03/26/30 (a)	100,000	95,052
6.25%, 12/01/32	150,000	176,937
3.70%, 01/26/45	200,000	173,998
4.20%, 03/15/48 (a)	250,000	239,792
3.95%, 03/26/50 (a)	100,000	91,990
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	186,199
5.35%, 11/01/40	100,000	109,614
4.60%, 08/01/43	200,000	199,800
4.00%, 05/30/47 (a)	200,000	185,336
4.10%, 03/04/49 (a)	100,000	94,156
2.55%, 04/27/50 (a)	300,000	216,255
3.05%, 06/08/51 (a)	200,000	158,890
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	134,265
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UnitedHealth Group, Inc.
3.50%, 02/15/24	150,000	152,114
0.55%, 05/15/24 (a)	250,000	239,652
3.75%, 07/15/25	480,000	489,134
1.25%, 01/15/26	150,000	140,376
3.10%, 03/15/26	200,000	198,934
1.15%, 05/15/26 (a)	200,000	184,466
3.38%, 04/15/27	250,000	249,865
2.95%, 10/15/27	300,000	292,635
3.85%, 06/15/28	250,000	254,712
3.88%, 12/15/28	150,000	153,087
2.88%, 08/15/29	200,000	189,810
2.00%, 05/15/30	250,000	220,737
2.30%, 05/15/31 (a)	300,000	267,411
4.20%, 05/15/32 (a)	200,000	204,980
4.63%, 07/15/35	200,000	211,348
5.80%, 03/15/36	193,000	224,986
6.63%, 11/15/37	150,000	189,067
6.88%, 02/15/38	250,000	321,885
3.50%, 08/15/39 (a)	250,000	227,045
2.75%, 05/15/40 (a)	300,000	245,445
5.70%, 10/15/40 (a)	100,000	115,428
3.05%, 05/15/41 (a)	300,000	253,212
4.63%, 11/15/41 (a)	200,000	206,302
3.95%, 10/15/42 (a)	100,000	93,375
4.25%, 03/15/43 (a)	100,000	98,425
4.75%, 07/15/45	350,000	368,553
4.20%, 01/15/47 (a)	150,000	146,457
4.25%, 04/15/47 (a)	100,000	98,162
3.75%, 10/15/47 (a)	200,000	182,802
4.25%, 06/15/48 (a)	250,000	246,557
4.45%, 12/15/48 (a)	225,000	227,187
3.70%, 08/15/49 (a)	250,000	225,490
2.90%, 05/15/50 (a)	250,000	195,635
3.25%, 05/15/51 (a)	400,000	335,136
4.75%, 05/15/52 (a)	400,000	422,572
3.88%, 08/15/59 (a)	250,000	226,297
3.13%, 05/15/60 (a)	150,000	115,416
4.95%, 05/15/62 (a)	200,000	213,886
Unum Group
4.00%, 06/15/29 (a)	150,000	145,331
5.75%, 08/15/42	100,000	97,871
4.50%, 12/15/49 (a)	100,000	81,700
4.13%, 06/15/51 (a)	100,000	77,565
Voya Financial, Inc.
3.65%, 06/15/26	150,000	148,316
5.70%, 07/15/43	100,000	108,144
4.70%, 01/23/48 (a)(b)	100,000	86,545
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	200,198
4.50%, 09/15/28 (a)	150,000	149,555
2.95%, 09/15/29 (a)	200,000	179,924
3.88%, 09/15/49 (a)	150,000	123,234
WR Berkley Corp.
4.00%, 05/12/50 (a)	50,000	43,865
3.55%, 03/30/52 (a)	100,000	80,732
3.15%, 09/30/61 (a)	100,000	68,121
XLIT Ltd.
4.45%, 03/31/25	150,000	153,500
5.25%, 12/15/43	130,000	146,311
		50,430,148
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	150,000	131,880

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	149,719
4.50%, 07/30/29 (a)	50,000	50,122
2.75%, 12/15/29 (a)	150,000	135,587
4.70%, 07/01/30 (a)	100,000	101,628
4.90%, 12/15/30 (a)	150,000	155,046
3.38%, 08/15/31 (a)	150,000	138,857
2.00%, 05/18/32 (a)	200,000	165,124
1.88%, 02/01/33 (a)	250,000	198,725
2.95%, 03/15/34 (a)	150,000	131,499
4.85%, 04/15/49 (a)	100,000	98,667
4.00%, 02/01/50 (a)	100,000	86,228
3.00%, 05/18/51 (a)	150,000	108,075
3.55%, 03/15/52 (a)	200,000	159,806
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	100,000	101,420
3.30%, 07/15/26 (a)	100,000	98,702
2.25%, 01/15/29 (a)	100,000	94,058
2.85%, 02/01/30 (a)	100,000	96,295
3.88%, 01/30/31 (a)	125,000	125,649
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	98,170
4.90%, 02/15/29 (a)	100,000	101,479
2.38%, 07/15/31 (a)	150,000	123,921
3.63%, 04/15/32 (a)	150,000	137,435
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	150,000	150,778
3.45%, 06/01/25 (a)	150,000	149,719
2.95%, 05/11/26 (a)	100,000	97,256
2.90%, 10/15/26 (a)	200,000	193,830
3.30%, 06/01/29 (a)	200,000	190,692
2.30%, 03/01/30 (a)	100,000	88,991
2.45%, 01/15/31 (a)	150,000	134,096
2.05%, 01/15/32 (a)	150,000	129,419
3.90%, 10/15/46 (a)	150,000	136,992
Boston Properties LP
3.80%, 02/01/24 (a)	195,000	196,525
3.65%, 02/01/26 (a)	150,000	148,771
2.75%, 10/01/26 (a)	200,000	190,212
4.50%, 12/01/28 (a)	150,000	151,194
3.40%, 06/21/29 (a)	200,000	186,256
2.90%, 03/15/30 (a)	200,000	177,932
3.25%, 01/30/31 (a)	200,000	179,414
2.55%, 04/01/32 (a)	150,000	125,057
2.45%, 10/01/33 (a)	200,000	161,286
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	150,775
4.55%, 10/01/29 (a)	100,000	98,660
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	150,000	149,976
4.13%, 06/15/26 (a)	150,000	149,350
4.13%, 05/15/29 (a)	150,000	145,073
4.05%, 07/01/30 (a)	150,000	141,134
2.50%, 08/16/31 (a)	100,000	82,715
Camden Property Trust
4.10%, 10/15/28 (a)	100,000	99,983
3.15%, 07/01/29 (a)	150,000	141,099
2.80%, 05/15/30 (a)	100,000	91,128
3.35%, 11/01/49 (a)	50,000	40,631
Corporate Office Properties LP
2.25%, 03/15/26 (a)	150,000	138,354
2.00%, 01/15/29 (a)	150,000	125,573
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	145,408
4.38%, 02/15/29 (a)	100,000	99,176
2.00%, 02/15/31 (a)	150,000	123,231
2.50%, 02/15/32 (a)	150,000	125,921
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	145,945
4.45%, 07/15/28 (a)	150,000	150,235
3.60%, 07/01/29 (a)	150,000	141,380
Duke Realty LP
3.25%, 06/30/26 (a)	230,000	225,352
2.88%, 11/15/29 (a)	50,000	45,957
1.75%, 07/01/30 (a)	150,000	125,106
2.25%, 01/15/32 (a)	100,000	85,114
3.05%, 03/01/50 (a)	50,000	38,098
EPR Properties
4.75%, 12/15/26 (a)	150,000	147,204
4.50%, 06/01/27 (a)	150,000	143,693
3.75%, 08/15/29 (a)	100,000	88,651
3.60%, 11/15/31 (a)	100,000	84,237
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	99,509
2.85%, 11/01/26 (a)	150,000	145,367
3.50%, 03/01/28 (a)	150,000	146,835
4.15%, 12/01/28 (a)	100,000	100,994
3.00%, 07/01/29 (a)	100,000	93,883
2.50%, 02/15/30 (a)	100,000	89,943
4.50%, 07/01/44 (a)	150,000	146,695
4.50%, 06/01/45 (a)	100,000	97,041
4.00%, 08/01/47 (a)	100,000	91,236
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	81,727
Essex Portfolio LP
3.50%, 04/01/25 (a)	330,000	328,746
4.00%, 03/01/29 (a)	150,000	147,121
3.00%, 01/15/30 (a)	100,000	90,601
1.65%, 01/15/31 (a)	150,000	120,366
2.65%, 03/15/32 (a)	150,000	129,642
2.65%, 09/01/50 (a)	100,000	66,560
Extra Space Storage LP
2.55%, 06/01/31 (a)	100,000	85,121
2.35%, 03/15/32 (a)	150,000	123,402
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	175,000	176,529
1.25%, 02/15/26 (a)	150,000	136,404
3.25%, 07/15/27 (a)	100,000	95,903
3.50%, 06/01/30 (a)	100,000	92,895
4.50%, 12/01/44 (a)	100,000	92,717
Healthcare Realty Trust, Inc.
2.05%, 03/15/31 (a)	150,000	123,417
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	150,000	147,450
3.10%, 02/15/30 (a)	150,000	134,436
2.00%, 03/15/31 (a)	250,000	202,442
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	200,000	199,074
3.25%, 07/15/26 (a)	200,000	195,888
3.50%, 07/15/29 (a)	150,000	142,749
3.00%, 01/15/30 (a)	100,000	91,548
2.88%, 01/15/31 (a)	250,000	222,920
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	97,814
3.05%, 02/15/30 (a)	150,000	133,454
2.60%, 02/01/31 (a)	150,000	127,155
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	100,000	99,964
4.00%, 06/15/25 (a)	180,000	178,965
3.38%, 12/15/29 (a)	150,000	134,631
3.50%, 09/15/30 (a)	225,000	201,271

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	100,000	98,719
3.25%, 01/15/30 (a)	150,000	135,878
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	174,756
2.00%, 08/15/31 (a)	100,000	80,314
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	101,363
4.25%, 08/15/29 (a)	195,000	190,031
3.05%, 02/15/30 (a)	150,000	133,421
2.50%, 11/15/32 (a)	150,000	121,448
Kimco Realty Corp.
3.30%, 02/01/25 (a)	250,000	248,122
2.80%, 10/01/26 (a)	100,000	95,489
1.90%, 03/01/28 (a)	200,000	177,404
2.70%, 10/01/30 (a)	200,000	178,004
4.25%, 04/01/45 (a)	250,000	218,900
4.13%, 12/01/46 (a)	100,000	86,309
Lexington Realty Trust
2.70%, 09/15/30 (a)	150,000	127,115
Life Storage LP
3.88%, 12/15/27 (a)	150,000	146,584
4.00%, 06/15/29 (a)	100,000	95,547
2.20%, 10/15/30 (a)	50,000	41,360
2.40%, 10/15/31 (a)	150,000	123,770
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	101,120
1.10%, 09/15/26 (a)	150,000	134,165
3.60%, 06/01/27 (a)	150,000	147,298
4.20%, 06/15/28 (a)	150,000	150,066
3.95%, 03/15/29 (a)	50,000	49,029
2.75%, 03/15/30 (a)	100,000	89,462
1.70%, 02/15/31 (a)	150,000	121,800
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	79,768
National Retail Properties, Inc.
4.00%, 11/15/25 (a)	100,000	101,052
4.30%, 10/15/28 (a)	100,000	99,470
2.50%, 04/15/30 (a)	100,000	87,484
4.80%, 10/15/48 (a)	100,000	96,515
3.10%, 04/15/50 (a)	100,000	72,642
3.00%, 04/15/52 (a)	100,000	70,852
Office Properties Income Trust
4.25%, 05/15/24 (a)	150,000	149,359
4.50%, 02/01/25 (a)	225,000	221,627
2.65%, 06/15/26 (a)	50,000	44,570
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	246,000	249,442
4.50%, 04/01/27 (a)	150,000	146,469
4.75%, 01/15/28 (a)	100,000	97,084
3.63%, 10/01/29 (a)	150,000	132,017
3.38%, 02/01/31 (a)	250,000	209,070
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	82,661
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	100,449
2.63%, 11/01/31 (a)	100,000	84,106
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	150,000	129,426
Prologis LP
2.13%, 04/15/27 (a)	150,000	140,511
4.38%, 02/01/29 (a)	50,000	51,100
2.25%, 04/15/30 (a)	250,000	220,725
1.25%, 10/15/30 (a)	200,000	163,122
1.63%, 03/15/31 (a)	100,000	82,850
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 04/15/50 (a)	150,000	118,821
2.13%, 10/15/50 (a)	200,000	131,368
Public Storage
0.88%, 02/15/26 (a)	125,000	113,541
1.50%, 11/09/26 (a)	150,000	138,006
3.09%, 09/15/27 (a)	150,000	145,585
1.85%, 05/01/28 (a)	150,000	133,557
3.39%, 05/01/29 (a)	150,000	143,870
2.30%, 05/01/31 (a)	100,000	87,255
2.25%, 11/09/31 (a)	100,000	86,069
Realty Income Corp.
4.60%, 02/06/24 (a)	50,000	51,177
3.88%, 04/15/25 (a)	150,000	151,258
0.75%, 03/15/26 (a)	250,000	223,980
4.13%, 10/15/26 (a)	100,000	101,581
3.00%, 01/15/27 (a)	180,000	174,107
3.95%, 08/15/27 (a)	150,000	150,294
3.40%, 01/15/28 (a)	200,000	193,952
2.20%, 06/15/28 (a)	200,000	180,068
3.10%, 12/15/29 (a)	100,000	93,288
3.25%, 01/15/31 (a)	200,000	187,864
2.85%, 12/15/32 (a)	150,000	134,643
4.65%, 03/15/47 (a)	150,000	152,212
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	148,441
3.70%, 06/15/30 (a)	100,000	93,941
4.40%, 02/01/47 (a)	100,000	93,455
4.65%, 03/15/49 (a)	100,000	95,197
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	100,000	97,738
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	250,000	205,247
Sabra Health Care LP
3.90%, 10/15/29 (a)	150,000	138,926
3.20%, 12/01/31 (a)	150,000	123,792
Safehold Operating Partnership LP
2.85%, 01/15/32 (a)	100,000	83,733
Simon Property Group LP
2.00%, 09/13/24 (a)	250,000	243,777
3.38%, 10/01/24 (a)	400,000	402,460
3.50%, 09/01/25 (a)	250,000	250,170
3.30%, 01/15/26 (a)	250,000	247,330
3.25%, 11/30/26 (a)	250,000	245,055
3.38%, 12/01/27 (a)	250,000	243,232
2.45%, 09/13/29 (a)	250,000	220,305
2.65%, 07/15/30 (a)	250,000	220,882
2.20%, 02/01/31 (a)	150,000	126,630
2.25%, 01/15/32 (a)	200,000	166,452
6.75%, 02/01/40 (a)	100,000	120,336
4.25%, 11/30/46 (a)	150,000	137,069
3.25%, 09/13/49 (a)	150,000	117,464
3.80%, 07/15/50 (a)	250,000	216,245
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	147,994
4.70%, 06/01/27 (a)	100,000	101,318
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	100,544
2.10%, 03/15/28 (a)	100,000	86,937
3.40%, 01/15/30 (a)	150,000	135,152
3.20%, 02/15/31 (a)	150,000	131,832
2.70%, 02/15/32 (a)	75,000	62,095
STORE Capital Corp.
4.50%, 03/15/28 (a)	100,000	100,172
4.63%, 03/15/29 (a)	100,000	99,794
2.70%, 12/01/31 (a)	100,000	83,135

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	87,900
2.70%, 07/15/31 (a)	100,000	84,388
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	97,078
2.75%, 09/01/31 (a)	100,000	81,442
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	143,598
3.50%, 01/15/28 (a)	150,000	144,570
3.20%, 01/15/30 (a)	150,000	138,213
3.00%, 08/15/31 (a)	100,000	88,974
2.10%, 08/01/32 (a)	150,000	121,049
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	100,541
2.65%, 01/15/25 (a)	100,000	97,269
3.50%, 02/01/25 (a)	150,000	148,924
3.25%, 10/15/26 (a)	100,000	96,880
3.85%, 04/01/27 (a)	250,000	247,767
4.40%, 01/15/29 (a)	250,000	248,250
4.75%, 11/15/30 (a)	100,000	101,417
5.70%, 09/30/43 (a)	100,000	105,969
4.38%, 02/01/45 (a)	100,000	90,704
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	148,101
2.15%, 06/01/26 (a)	100,000	91,474
Welltower, Inc.
4.50%, 01/15/24 (a)	200,000	203,046
3.63%, 03/15/24 (a)	200,000	201,032
4.00%, 06/01/25 (a)	300,000	302,196
4.25%, 04/01/26 (a)	150,000	151,212
4.25%, 04/15/28 (a)	200,000	200,176
4.13%, 03/15/29 (a)	150,000	148,420
2.75%, 01/15/31 (a)	150,000	131,250
3.85%, 06/15/32 (a)	150,000	142,491
6.50%, 03/15/41 (a)	150,000	176,490
4.95%, 09/01/48 (a)	100,000	100,755
WP Carey, Inc.
4.00%, 02/01/25 (a)	100,000	100,616
4.25%, 10/01/26 (a)	150,000	151,821
2.40%, 02/01/31 (a)	200,000	168,530
2.25%, 04/01/33 (a)	100,000	79,818
		33,239,638
		372,760,816

Industrial 14.3%
Basic Industry 0.7%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	237,212
2.05%, 05/15/30 (a)	200,000	176,446
2.70%, 05/15/40 (a)	200,000	163,252
2.80%, 05/15/50 (a)	200,000	154,166
Albemarle Corp.
4.15%, 12/01/24 (a)	100,000	102,889
5.45%, 12/01/44 (a)	50,000	50,331
5.65%, 06/01/52 (a)	200,000	207,772
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	173,870
ArcelorMittal S.A.
4.25%, 07/16/29	100,000	98,156
7.00%, 10/15/39	100,000	108,382
6.75%, 03/01/41 (f)	150,000	160,118
Barrick Gold Corp.
5.25%, 04/01/42	200,000	208,272
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	110,301
5.75%, 05/01/43	150,000	164,600
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	250,000	279,605
BHP Billiton Finance (USA) Ltd.
6.42%, 03/01/26	150,000	164,126
4.13%, 02/24/42	95,000	91,799
5.00%, 09/30/43	450,000	484,344
Braskem Finance Ltd.
6.45%, 02/03/24	200,000	209,576
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	144,761
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	99,976
1.40%, 08/05/26 (a)	100,000	89,435
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	201,202
3.88%, 11/02/27 (a)	200,000	191,600
CF Industries, Inc.
5.15%, 03/15/34	200,000	206,048
4.95%, 06/01/43	100,000	96,971
5.38%, 03/15/44	150,000	152,999
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	500,000	509,575
4.49%, 11/15/25 (a)	400,000	411,144
4.73%, 11/15/28 (a)	400,000	415,904
5.32%, 11/15/38 (a)	350,000	367,682
5.42%, 11/15/48 (a)	400,000	425,008
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	150,419
4.50%, 12/01/28 (a)	150,000	150,915
4.80%, 09/01/42 (a)	250,000	240,250
Ecolab, Inc.
0.90%, 12/15/23 (a)	100,000	97,462
2.70%, 11/01/26 (a)	150,000	145,971
1.65%, 02/01/27 (a)	100,000	92,768
3.25%, 12/01/27 (a)	150,000	148,449
4.80%, 03/24/30 (a)	200,000	212,076
1.30%, 01/30/31 (a)	100,000	82,164
2.13%, 02/01/32 (a)	150,000	130,299
2.13%, 08/15/50 (a)	250,000	169,165
2.70%, 12/15/51 (a)	150,000	113,001
2.75%, 08/18/55 (a)	150,000	110,625
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	200,000	190,764
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	200,000	205,286
FMC Corp.
3.20%, 10/01/26 (a)	100,000	97,028
3.45%, 10/01/29 (a)	100,000	93,657
4.50%, 10/01/49 (a)	100,000	92,312
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	152,256
4.13%, 03/01/28 (a)	200,000	192,306
5.25%, 09/01/29 (a)	200,000	200,524
4.63%, 08/01/30 (a)	200,000	193,822
5.40%, 11/14/34 (a)	100,000	102,503
5.45%, 03/15/43 (a)	400,000	394,084
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	184,696
8.88%, 05/15/31	100,000	134,086
Huntsman International LLC
4.50%, 05/01/29 (a)	100,000	99,402
2.95%, 06/15/31 (a)	100,000	87,574

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	100,374
4.38%, 06/01/47 (a)	100,000	89,324
5.00%, 09/26/48 (a)	150,000	148,464
International Paper Co.
7.30%, 11/15/39	100,000	123,038
6.00%, 11/15/41 (a)	200,000	218,736
4.80%, 06/15/44 (a)	100,000	98,400
5.15%, 05/15/46 (a)	100,000	102,425
4.40%, 08/15/47 (a)	200,000	188,712
4.35%, 08/15/48 (a)	100,000	94,374
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	101,180
Linde, Inc.
2.65%, 02/05/25 (a)	50,000	49,542
3.20%, 01/30/26 (a)	150,000	150,429
1.10%, 08/10/30 (a)	200,000	163,526
2.00%, 08/10/50 (a)	150,000	99,395
LYB International Finance BV
4.00%, 07/15/23	85,000	85,935
5.25%, 07/15/43	150,000	152,453
4.88%, 03/15/44 (a)	150,000	145,346
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	245,355
LYB International Finance III LLC
1.25%, 10/01/25 (a)	200,000	184,406
2.25%, 10/01/30 (a)	100,000	85,802
3.38%, 10/01/40 (a)	100,000	82,212
4.20%, 10/15/49 (a)	100,000	88,586
4.20%, 05/01/50 (a)	250,000	221,345
3.63%, 04/01/51 (a)	250,000	201,802
3.80%, 10/01/60 (a)	150,000	116,223
LyondellBasell Industries N.V.
4.63%, 02/26/55 (a)	100,000	91,956
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	86,206
Newmont Corp.
2.80%, 10/01/29 (a)	100,000	91,522
2.25%, 10/01/30 (a)	200,000	172,398
2.60%, 07/15/32 (a)	200,000	172,692
5.88%, 04/01/35	100,000	110,134
4.88%, 03/15/42 (a)	330,000	334,458
5.45%, 06/09/44 (a)	100,000	106,499
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	239,270
3.95%, 05/01/28 (a)	250,000	248,357
2.70%, 06/01/30 (a)	250,000	223,920
3.85%, 04/01/52 (a)	100,000	86,239
2.98%, 12/15/55 (a)	200,000	144,308
Nutrien Ltd.
4.00%, 12/15/26 (a)	100,000	101,044
4.20%, 04/01/29 (a)	100,000	100,143
5.88%, 12/01/36	50,000	56,424
6.13%, 01/15/41 (a)	145,000	167,041
4.90%, 06/01/43 (a)	100,000	102,361
5.25%, 01/15/45 (a)	150,000	157,589
5.00%, 04/01/49 (a)	100,000	104,522
3.95%, 05/13/50 (a)	150,000	136,395
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	97,944
3.00%, 12/15/29 (a)	150,000	138,474
4.05%, 12/15/49 (a)	100,000	88,546
3.05%, 10/01/51 (a)	150,000	112,280
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	98,462
1.20%, 03/15/26 (a)	100,000	91,316
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 08/15/29 (a)	100,000	92,643
2.55%, 06/15/30 (a)	200,000	180,954
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	200,000	169,986
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	123,029
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	100,000	117,212
5.20%, 11/02/40	250,000	274,435
2.75%, 11/02/51 (a)	250,000	191,632
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (a)	200,000	208,632
4.13%, 08/21/42 (a)	200,000	194,556
RPM International, Inc.
3.75%, 03/15/27 (a)	150,000	148,242
4.55%, 03/01/29 (a)	100,000	99,207
4.25%, 01/15/48 (a)	100,000	88,376
Southern Copper Corp.
3.88%, 04/23/25	100,000	99,865
7.50%, 07/27/35	150,000	183,945
6.75%, 04/16/40	200,000	238,152
5.25%, 11/08/42	250,000	258,690
5.88%, 04/23/45	250,000	276,172
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	98,388
2.40%, 06/15/25 (a)	150,000	144,492
5.00%, 12/15/26 (a)	100,000	101,507
1.65%, 10/15/27 (a)	150,000	132,176
3.45%, 04/15/30 (a)	100,000	93,175
3.25%, 10/15/50 (a)	150,000	111,921
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	86,828
6.00%, 01/15/29 (a)	200,000	205,720
5.00%, 01/15/30 (a)	200,000	194,006
3.75%, 01/15/31 (a)	250,000	222,187
3.13%, 01/15/32 (a)	200,000	167,102
Teck Resources Ltd.
3.90%, 07/15/30 (a)	200,000	189,514
6.13%, 10/01/35	75,000	82,583
6.00%, 08/15/40 (a)	100,000	104,241
6.25%, 07/15/41 (a)	100,000	108,515
5.20%, 03/01/42 (a)	100,000	95,723
5.40%, 02/01/43 (a)	100,000	97,111
The Dow Chemical Co.
3.63%, 05/15/26 (a)	150,000	150,255
4.80%, 11/30/28 (a)	100,000	103,819
7.38%, 11/01/29	174,000	207,547
2.10%, 11/15/30 (a)	250,000	214,792
4.25%, 10/01/34 (a)	150,000	148,565
9.40%, 05/15/39	100,000	148,514
5.25%, 11/15/41 (a)	100,000	103,743
4.38%, 11/15/42 (a)	250,000	237,600
4.63%, 10/01/44 (a)	100,000	96,638
5.55%, 11/30/48 (a)	150,000	163,736
4.80%, 05/15/49 (a)	150,000	148,748
3.60%, 11/15/50 (a)	250,000	208,220
The Mosaic Co.
4.05%, 11/15/27 (a)	250,000	250,017
4.88%, 11/15/41 (a)	100,000	95,278
5.63%, 11/15/43 (a)	100,000	107,048
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	100,150
3.45%, 08/01/25 (a)	200,000	199,614
3.45%, 06/01/27 (a)	250,000	245,465
2.95%, 08/15/29 (a)	200,000	184,878
2.30%, 05/15/30 (a)	100,000	87,071

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 12/15/42 (a)	100,000	87,132
4.50%, 06/01/47 (a)	200,000	192,444
3.80%, 08/15/49 (a)	100,000	86,039
3.30%, 05/15/50 (a)	100,000	78,825
2.90%, 03/15/52 (a)	100,000	73,130
Vale Overseas Ltd.
6.25%, 08/10/26	450,000	484,402
3.75%, 07/08/30 (a)	200,000	186,616
8.25%, 01/17/34	100,000	122,050
6.88%, 11/21/36	350,000	393,242
6.88%, 11/10/39	200,000	226,862
Vale S.A.
5.63%, 09/11/42	100,000	99,397
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	99,434
3.38%, 06/15/30 (a)	250,000	232,550
5.00%, 08/15/46 (a)	100,000	99,358
4.38%, 11/15/47 (a)	100,000	90,313
3.13%, 08/15/51 (a)	150,000	111,486
3.38%, 08/15/61 (a)	100,000	72,184
WestRock MWV LLC
7.95%, 02/15/31	150,000	184,705
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	114,100
4.00%, 11/15/29 (a)	150,000	146,396
4.00%, 04/15/30 (a)	150,000	145,983
7.38%, 03/15/32	250,000	303,287
WRKCo, Inc.
3.75%, 03/15/25 (a)	100,000	100,406
4.65%, 03/15/26 (a)	250,000	257,145
4.00%, 03/15/28 (a)	150,000	149,130
3.90%, 06/01/28 (a)	100,000	98,996
4.90%, 03/15/29 (a)	100,000	103,299
3.00%, 06/15/33 (a)	250,000	220,462
		30,861,258
Capital Goods 1.3%
3M Co.
3.25%, 02/14/24 (a)	100,000	100,967
2.00%, 02/14/25 (a)	150,000	146,123
2.65%, 04/15/25 (a)	150,000	148,416
3.00%, 08/07/25	100,000	100,290
2.88%, 10/15/27 (a)	250,000	244,455
3.63%, 09/14/28 (a)	150,000	151,095
3.38%, 03/01/29 (a)	200,000	196,584
3.05%, 04/15/30 (a)	200,000	191,064
3.88%, 06/15/44	100,000	93,332
3.13%, 09/19/46 (a)	100,000	82,954
3.63%, 10/15/47 (a)	150,000	134,004
4.00%, 09/14/48 (a)	250,000	237,177
3.25%, 08/26/49 (a)	200,000	169,068
3.70%, 04/15/50 (a)	100,000	90,734
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	200,674
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	82,030
Allegion PLC
3.50%, 10/01/29 (a)	100,000	90,642
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	150,000	147,473
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	101,701
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	215,070
2.69%, 05/25/31 (a)	150,000	128,231
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	99,913
2.05%, 03/01/25 (a)	100,000	96,335
2.80%, 02/15/30 (a)	150,000	135,230
2.20%, 09/15/31 (a)	200,000	167,894
Avery Dennison Corp.
0.85%, 08/15/24 (a)	100,000	94,875
2.65%, 04/30/30 (a)	100,000	87,737
2.25%, 02/15/32 (a)	100,000	82,523
Berry Global, Inc.
0.95%, 02/15/24 (a)	200,000	190,358
1.57%, 01/15/26 (a)	350,000	318,916
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	146,982
2.75%, 03/01/30 (a)	150,000	132,113
Carrier Global Corp.
2.24%, 02/15/25 (a)	225,000	216,628
2.49%, 02/15/27 (a)	56,000	52,279
2.72%, 02/15/30 (a)	400,000	354,576
2.70%, 02/15/31 (a)(d)	250,000	217,822
3.38%, 04/05/40 (a)	350,000	287,364
3.58%, 04/05/50 (a)(d)	325,000	262,613
Caterpillar Financial Services Corp.
0.65%, 07/07/23	400,000	392,612
3.65%, 12/07/23	250,000	254,517
2.85%, 05/17/24	100,000	100,263
3.30%, 06/09/24	200,000	201,920
0.60%, 09/13/24	150,000	142,887
2.15%, 11/08/24	150,000	147,425
3.25%, 12/01/24	100,000	101,153
1.45%, 05/15/25	300,000	286,635
0.80%, 11/13/25	200,000	185,352
2.40%, 08/09/26	162,000	156,630
1.15%, 09/14/26	250,000	229,130
1.10%, 09/14/27	250,000	222,765
Caterpillar, Inc.
3.40%, 05/15/24 (a)	135,000	136,970
2.60%, 09/19/29 (a)	100,000	93,415
2.60%, 04/09/30 (a)	200,000	186,144
1.90%, 03/12/31 (a)	200,000	174,850
5.20%, 05/27/41	150,000	167,250
3.80%, 08/15/42	350,000	334,082
4.30%, 05/15/44 (a)	100,000	99,969
3.25%, 09/19/49 (a)	100,000	86,745
3.25%, 04/09/50 (a)	300,000	258,153
4.75%, 05/15/64 (a)	100,000	107,028
CNH Industrial Capital LLC
1.95%, 07/02/23	100,000	98,959
4.20%, 01/15/24	200,000	203,524
1.88%, 01/15/26 (a)	250,000	232,840
CNH Industrial N.V.
4.50%, 08/15/23	100,000	101,425
3.85%, 11/15/27 (a)	100,000	97,826
Crane Co.
4.45%, 12/15/23 (a)	100,000	101,675
Deere & Co.
2.75%, 04/15/25 (a)	150,000	148,683
5.38%, 10/16/29	112,000	123,191
3.10%, 04/15/30 (a)	150,000	143,895
3.90%, 06/09/42 (a)	300,000	292,218
2.88%, 09/07/49 (a)	100,000	80,686
3.75%, 04/15/50 (a)(c)	150,000	142,311
Dover Corp.
3.15%, 11/15/25 (a)	150,000	148,828
5.38%, 03/01/41 (a)	100,000	105,824

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	124,812
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	145,935
4.00%, 11/02/32	196,000	195,040
4.15%, 11/02/42	150,000	143,466
3.92%, 09/15/47 (a)	100,000	89,245
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	135,492
1.80%, 10/15/27 (a)	150,000	137,354
2.00%, 12/21/28 (a)	200,000	181,364
2.20%, 12/21/31 (a)	200,000	175,242
5.25%, 11/15/39	100,000	106,995
2.75%, 10/15/50 (a)	100,000	75,675
2.80%, 12/21/51 (a)	200,000	154,316
Flowserve Corp.
3.50%, 10/01/30 (a)	250,000	223,705
Fortive Corp.
4.30%, 06/15/46 (a)	180,000	164,750
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	150,000	151,854
3.25%, 09/15/29 (a)	200,000	179,086
4.50%, 03/25/52 (a)	100,000	81,907
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	251,825
GE Capital International Funding Co.
3.37%, 11/15/25	100,000	99,606
4.42%, 11/15/35	1,355,000	1,340,000
General Dynamics Corp.
1.88%, 08/15/23 (a)	100,000	99,165
2.38%, 11/15/24 (a)	250,000	246,345
3.25%, 04/01/25 (a)	100,000	100,345
3.50%, 05/15/25 (a)	100,000	101,113
1.15%, 06/01/26 (a)	100,000	92,050
3.50%, 04/01/27 (a)	100,000	100,015
3.75%, 05/15/28 (a)	300,000	301,026
3.63%, 04/01/30 (a)	150,000	149,089
2.25%, 06/01/31 (a)	100,000	89,673
4.25%, 04/01/40 (a)	100,000	99,227
2.85%, 06/01/41 (a)	100,000	81,808
3.60%, 11/15/42 (a)	150,000	135,951
4.25%, 04/01/50 (a)	200,000	200,450
General Electric Co.
6.75%, 03/15/32	335,000	389,052
5.88%, 01/14/38	100,000	109,648
6.88%, 01/10/39	100,000	120,352
4.35%, 05/01/50 (a)	150,000	139,830
Honeywell International, Inc.
2.30%, 08/15/24 (a)	200,000	198,368
1.35%, 06/01/25 (a)	300,000	286,401
2.50%, 11/01/26 (a)	300,000	291,546
1.10%, 03/01/27 (a)	200,000	181,324
2.70%, 08/15/29 (a)	150,000	141,195
1.95%, 06/01/30 (a)	200,000	175,928
1.75%, 09/01/31 (a)	150,000	128,244
5.70%, 03/15/37	100,000	116,409
3.81%, 11/21/47 (a)	150,000	141,368
2.80%, 06/01/50 (a)	150,000	120,519
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	98,446
2.30%, 03/15/31 (a)	100,000	86,309
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 (a)(d)	100,000	96,865
3.84%, 05/01/25 (a)	200,000	199,656
3.48%, 12/01/27 (a)	100,000	95,943
4.20%, 05/01/30 (a)	100,000	96,670
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IDEX Corp.
3.00%, 05/01/30 (a)	200,000	179,764
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	151,839
2.65%, 11/15/26 (a)	200,000	194,576
3.90%, 09/01/42 (a)	300,000	281,016
John Deere Capital Corp.
0.40%, 10/10/23	300,000	292,908
3.45%, 01/10/24	150,000	151,906
2.60%, 03/07/24	150,000	149,919
0.45%, 06/07/24	250,000	239,092
3.35%, 06/12/24	100,000	101,252
2.65%, 06/24/24	200,000	199,880
2.05%, 01/09/25	100,000	97,834
2.13%, 03/07/25	200,000	195,356
3.45%, 03/13/25	200,000	203,032
0.70%, 01/15/26	100,000	91,511
2.65%, 06/10/26	200,000	194,948
1.05%, 06/17/26	250,000	229,555
1.30%, 10/13/26	100,000	92,124
1.75%, 03/09/27	200,000	185,828
3.05%, 01/06/28	250,000	244,347
3.45%, 03/07/29	100,000	98,687
2.80%, 07/18/29	150,000	141,788
2.45%, 01/09/30	100,000	91,685
1.45%, 01/15/31	200,000	167,246
2.00%, 06/17/31	100,000	87,090
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	196,322
6.00%, 01/15/36	100,000	112,975
4.63%, 07/02/44 (a)	95,000	89,917
5.13%, 09/14/45 (a)	169,000	172,081
4.95%, 07/02/64 (a)	100,000	94,245
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	125,724
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	100,554
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	100,996
3.83%, 04/27/25 (a)	150,000	150,297
4.40%, 06/15/28 (a)	300,000	301,973
2.90%, 12/15/29 (a)	150,000	136,563
1.80%, 01/15/31 (a)	200,000	164,524
6.15%, 12/15/40	95,000	108,493
5.05%, 04/27/45 (a)	100,000	101,376
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	100,368
3.50%, 11/15/27 (a)	100,000	96,469
4.40%, 03/15/29 (a)	100,000	99,717
3.50%, 11/15/51 (a)	100,000	78,301
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	92,166
1.70%, 08/01/27 (a)	150,000	133,364
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	225,000	228,960
3.60%, 03/01/35 (a)	100,000	96,351
4.50%, 05/15/36 (a)	150,000	155,602
4.07%, 12/15/42	200,000	194,702
3.80%, 03/01/45 (a)	150,000	139,064
4.70%, 05/15/46 (a)	250,000	263,782
2.80%, 06/15/50 (a)	250,000	196,972
4.09%, 09/15/52 (a)	388,000	380,671
4.15%, 06/15/53 (a)	150,000	147,750
4.30%, 06/15/62 (a)	150,000	149,764
Martin Marietta Materials, Inc.
0.65%, 07/15/23 (a)	150,000	146,540
4.25%, 07/02/24 (a)	100,000	101,445

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 06/01/27 (a)	50,000	48,478
3.50%, 12/15/27 (a)	200,000	193,740
2.50%, 03/15/30 (a)	100,000	86,955
2.40%, 07/15/31 (a)	200,000	168,918
4.25%, 12/15/47 (a)	100,000	88,763
3.20%, 07/15/51 (a)	150,000	112,986
Masco Corp.
2.00%, 10/01/30 (a)	250,000	204,777
4.50%, 05/15/47 (a)	100,000	90,935
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	148,954
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	500,000	496,495
3.20%, 02/01/27 (a)	100,000	98,507
3.25%, 01/15/28 (a)	500,000	486,100
4.40%, 05/01/30 (a)	150,000	152,691
5.15%, 05/01/40 (a)	100,000	105,325
5.05%, 11/15/40	200,000	210,188
4.75%, 06/01/43	150,000	152,146
4.03%, 10/15/47 (a)	400,000	371,372
5.25%, 05/01/50 (a)	200,000	222,294
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	149,419
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	87,631
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	192,074
2.29%, 04/05/27 (a)	100,000	92,935
2.57%, 02/15/30 (a)	250,000	222,035
3.11%, 02/15/40 (a)	225,000	184,153
3.36%, 02/15/50 (a)	125,000	98,336
Owens Corning
4.20%, 12/01/24 (a)	150,000	152,650
3.95%, 08/15/29 (a)	200,000	192,172
3.88%, 06/01/30 (a)	100,000	95,012
4.30%, 07/15/47 (a)	100,000	87,354
4.40%, 01/30/48 (a)	100,000	87,969
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	150,000	148,186
3.30%, 11/21/24 (a)	100,000	100,052
3.25%, 03/01/27 (a)	150,000	146,465
3.25%, 06/14/29 (a)	150,000	140,661
4.20%, 11/21/34 (a)	150,000	143,564
6.25%, 05/15/38	50,000	56,732
4.45%, 11/21/44 (a)	100,000	93,209
4.10%, 03/01/47 (a)	100,000	88,837
4.00%, 06/14/49 (a)	100,000	87,430
Pentair Finance Sarl
4.50%, 07/01/29 (a)	75,000	73,753
Precision Castparts Corp.
3.25%, 06/15/25 (a)	100,000	100,497
3.90%, 01/15/43 (a)	100,000	91,744
4.38%, 06/15/45 (a)	100,000	97,917
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	100,000	101,048
3.20%, 03/15/24 (a)	200,000	201,078
3.95%, 08/16/25 (a)	250,000	254,622
2.65%, 11/01/26 (a)	150,000	145,290
3.50%, 03/15/27 (a)	250,000	248,995
3.13%, 05/04/27 (a)	200,000	195,314
4.13%, 11/16/28 (a)	650,000	662,038
7.50%, 09/15/29	100,000	122,023
2.25%, 07/01/30 (a)	250,000	220,805
1.90%, 09/01/31 (a)	200,000	168,788
2.38%, 03/15/32 (a)	200,000	174,832
6.05%, 06/01/36	200,000	234,140
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 07/15/38	100,000	117,596
4.45%, 11/16/38 (a)	200,000	198,822
5.70%, 04/15/40	100,000	113,513
4.88%, 10/15/40 (d)	50,000	51,734
4.70%, 12/15/41	100,000	100,756
4.50%, 06/01/42	550,000	552,354
4.80%, 12/15/43 (a)	50,000	50,794
4.15%, 05/15/45 (a)	100,000	93,937
3.75%, 11/01/46 (a)	150,000	133,376
4.35%, 04/15/47 (a)	150,000	145,109
4.05%, 05/04/47 (a)	100,000	93,495
4.63%, 11/16/48 (a)	350,000	358,155
3.13%, 07/01/50 (a)	200,000	161,652
2.82%, 09/01/51 (a)	200,000	151,450
3.03%, 03/15/52 (a)	200,000	157,046
Republic Services, Inc.
2.50%, 08/15/24 (a)	300,000	295,242
0.88%, 11/15/25 (a)	200,000	182,750
2.90%, 07/01/26 (a)	200,000	194,110
3.38%, 11/15/27 (a)	150,000	147,114
3.95%, 05/15/28 (a)	100,000	100,719
2.30%, 03/01/30 (a)	300,000	263,481
1.45%, 02/15/31 (a)	250,000	201,920
3.05%, 03/01/50 (a)	100,000	77,877
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	98,420
1.75%, 08/15/31 (a)	150,000	126,201
4.20%, 03/01/49 (a)	100,000	95,231
2.80%, 08/15/61 (a)	100,000	69,664
Roper Technologies, Inc.
3.65%, 09/15/23 (a)	100,000	100,890
1.00%, 09/15/25 (a)	150,000	137,915
3.85%, 12/15/25 (a)	100,000	100,691
3.80%, 12/15/26 (a)	150,000	149,857
1.40%, 09/15/27 (a)	250,000	220,070
2.95%, 09/15/29 (a)	100,000	91,114
2.00%, 06/30/30 (a)	150,000	125,627
1.75%, 02/15/31 (a)	250,000	203,435
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	94,997
3.10%, 05/01/50 (a)	100,000	81,841
Sonoco Products Co.
3.13%, 05/01/30 (a)	200,000	180,700
5.75%, 11/01/40 (a)	150,000	161,763
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	250,000	253,777
2.30%, 03/15/30 (a)	200,000	176,048
5.20%, 09/01/40	100,000	105,306
4.85%, 11/15/48 (a)	150,000	154,941
2.75%, 11/15/50 (a)	100,000	72,512
4.00%, 03/15/60 (a)(b)	100,000	92,873
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	500,000	445,975
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	100,256
3.38%, 03/01/28 (a)	100,000	96,093
3.00%, 06/01/30 (a)	100,000	89,790
2.45%, 03/15/31 (a)	250,000	212,425
The Boeing Co.
1.95%, 02/01/24	275,000	268,576
1.43%, 02/04/24 (a)	600,000	578,676
2.80%, 03/01/24 (a)	200,000	197,712
4.88%, 05/01/25 (a)	600,000	605,718
2.60%, 10/30/25 (a)	50,000	47,395
2.75%, 02/01/26 (a)	250,000	237,185
2.20%, 02/04/26 (a)	950,000	872,375
3.10%, 05/01/26 (a)	150,000	143,307

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 06/15/26 (a)	50,000	45,900
2.80%, 03/01/27 (a)	200,000	184,324
5.04%, 05/01/27 (a)	450,000	452,803
3.25%, 02/01/28 (a)	250,000	231,027
3.45%, 11/01/28 (a)	150,000	137,600
3.20%, 03/01/29 (a)	150,000	134,340
2.95%, 02/01/30 (a)	150,000	129,684
5.15%, 05/01/30 (a)	800,000	796,096
3.63%, 02/01/31 (a)	350,000	315,203
3.60%, 05/01/34 (a)	100,000	83,759
3.25%, 02/01/35 (a)	150,000	119,099
6.63%, 02/15/38	100,000	107,012
3.55%, 03/01/38 (a)	100,000	77,787
3.50%, 03/01/39 (a)	150,000	114,282
6.88%, 03/15/39	80,000	87,598
5.88%, 02/15/40	100,000	99,536
5.71%, 05/01/40 (a)	600,000	591,156
3.65%, 03/01/47 (a)	150,000	108,707
3.63%, 03/01/48 (a)	50,000	35,843
3.85%, 11/01/48 (a)	100,000	74,647
3.90%, 05/01/49 (a)	100,000	75,920
3.75%, 02/01/50 (a)	175,000	130,666
5.81%, 05/01/50 (a)	1,000,000	986,790
3.83%, 03/01/59 (a)	100,000	69,984
3.95%, 08/01/59 (a)	150,000	109,355
5.93%, 05/01/60 (a)	600,000	587,748
The Timken Co.
4.50%, 12/15/28 (a)	100,000	99,778
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	150,000	151,992
3.75%, 08/21/28 (a)	100,000	97,172
5.75%, 06/15/43	100,000	109,429
4.30%, 02/21/48 (a)	150,000	137,622
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	150,000	150,534
3.50%, 03/21/26 (a)	50,000	49,533
3.80%, 03/21/29 (a)	100,000	96,446
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	200,000	192,862
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	95,718
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	178,758
2.95%, 04/01/31 (a)	200,000	168,524
Vulcan Materials Co.
3.90%, 04/01/27 (a)	100,000	100,457
3.50%, 06/01/30 (a)	200,000	188,438
4.50%, 06/15/47 (a)	150,000	140,928
4.70%, 03/01/48 (a)	100,000	97,236
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	101,025
3.50%, 05/01/29 (a)	100,000	96,298
2.60%, 02/01/30 (a)	150,000	134,336
3.20%, 06/01/32 (a)	200,000	184,652
3.05%, 04/01/50 (a)	100,000	77,191
2.95%, 01/15/52 (a)	200,000	149,300
Waste Management, Inc.
3.13%, 03/01/25 (a)	250,000	250,155
0.75%, 11/15/25 (a)	100,000	92,460
3.15%, 11/15/27 (a)	200,000	196,300
1.15%, 03/15/28 (a)	100,000	87,386
4.10%, 03/01/45 (a)	112,000	106,020
4.15%, 07/15/49 (a)	100,000	96,501
2.50%, 11/15/50 (a)	250,000	177,532
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)	100,000	101,129
3.20%, 06/15/25 (a)	100,000	96,676
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 11/15/26 (a)	200,000	190,454
4.95%, 09/15/28 (a)(f)	250,000	251,442
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	96,848
4.60%, 06/15/45 (a)	100,000	100,161
4.20%, 05/15/47 (a)	200,000	189,752
Xylem, Inc.
3.25%, 11/01/26 (a)	200,000	196,810
1.95%, 01/30/28 (a)	100,000	90,518
2.25%, 01/30/31 (a)	150,000	130,205
		61,120,418
Communications 2.1%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	149,987
1.35%, 09/15/30 (a)	250,000	206,042
4.50%, 06/15/47 (a)	100,000	101,289
2.50%, 09/15/50 (a)	250,000	185,713
America Movil, S.A.B. de CV
3.63%, 04/22/29 (a)	200,000	193,160
2.88%, 05/07/30 (a)	200,000	181,960
6.38%, 03/01/35	200,000	235,086
6.13%, 03/30/40	430,000	488,489
4.38%, 07/16/42	200,000	189,154
4.38%, 04/22/49 (a)	200,000	192,636
American Tower Corp.
0.60%, 01/15/24	100,000	95,958
5.00%, 02/15/24	200,000	205,592
3.38%, 05/15/24 (a)	100,000	99,964
2.95%, 01/15/25 (a)	150,000	147,603
2.40%, 03/15/25 (a)	250,000	241,040
4.00%, 06/01/25 (a)	150,000	151,020
4.40%, 02/15/26 (a)	200,000	203,024
1.45%, 09/15/26 (a)	50,000	44,838
3.38%, 10/15/26 (a)	150,000	145,469
2.75%, 01/15/27 (a)	150,000	140,423
3.13%, 01/15/27 (a)	130,000	123,607
3.65%, 03/15/27 (a)	150,000	146,270
3.55%, 07/15/27 (a)	200,000	192,426
3.60%, 01/15/28 (a)	100,000	95,267
1.50%, 01/31/28 (a)	100,000	85,706
3.95%, 03/15/29 (a)	100,000	95,822
3.80%, 08/15/29 (a)	250,000	236,650
2.90%, 01/15/30 (a)	150,000	132,734
1.88%, 10/15/30 (a)	250,000	201,435
2.30%, 09/15/31 (a)	200,000	163,804
4.05%, 03/15/32 (a)	150,000	142,128
3.70%, 10/15/49 (a)	100,000	79,542
3.10%, 06/15/50 (a)	200,000	145,644
2.95%, 01/15/51 (a)	250,000	176,410
AT&T, Inc.
0.90%, 03/25/24 (a)	500,000	482,025
1.70%, 03/25/26 (a)	450,000	419,706
2.95%, 07/15/26 (a)	100,000	98,170
3.80%, 02/15/27 (a)	150,000	150,770
4.25%, 03/01/27 (a)	200,000	205,250
2.30%, 06/01/27 (a)	500,000	467,355
1.65%, 02/01/28 (a)	300,000	265,620
4.10%, 02/15/28 (a)	327,000	330,538
4.35%, 03/01/29 (a)	600,000	607,698
4.30%, 02/15/30 (a)	547,000	552,191
2.75%, 06/01/31 (a)	650,000	583,843
2.25%, 02/01/32 (a)	550,000	465,861
2.55%, 12/01/33 (a)	857,000	729,710
4.50%, 05/15/35 (a)	550,000	550,060
5.25%, 03/01/37 (a)	150,000	162,006
4.90%, 08/15/37 (a)	250,000	255,467

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 03/01/39 (a)	200,000	201,360
5.35%, 09/01/40	250,000	265,067
3.50%, 06/01/41 (a)	550,000	464,959
4.30%, 12/15/42 (a)	200,000	186,880
3.10%, 02/01/43 (a)	100,000	79,376
4.65%, 06/01/44 (a)	150,000	145,442
4.35%, 06/15/45 (a)	300,000	275,670
4.75%, 05/15/46 (a)	300,000	297,198
5.15%, 11/15/46 (a)	150,000	155,738
5.65%, 02/15/47 (a)	150,000	168,638
5.45%, 03/01/47 (a)	150,000	163,952
4.50%, 03/09/48 (a)	400,000	384,520
4.55%, 03/09/49 (a)	200,000	190,392
5.15%, 02/15/50 (a)	150,000	158,678
3.65%, 06/01/51 (a)	600,000	496,038
3.30%, 02/01/52 (a)	150,000	114,129
3.50%, 09/15/53 (a)	1,485,000	1,196,628
3.55%, 09/15/55 (a)	1,423,000	1,136,707
3.80%, 12/01/57 (a)	1,111,000	919,286
3.65%, 09/15/59 (a)	1,174,000	937,627
3.85%, 06/01/60 (a)	300,000	247,140
3.50%, 02/01/61 (a)	100,000	75,974
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	203,500
5.13%, 12/04/28 (a)	50,000	51,310
9.63%, 12/15/30 (f)	450,000	586,849
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	250,000	253,870
4.91%, 07/23/25 (a)	700,000	716,114
3.75%, 02/15/28 (a)	200,000	189,634
4.20%, 03/15/28 (a)	200,000	193,948
2.25%, 01/15/29 (a)	200,000	170,816
5.05%, 03/30/29 (a)	300,000	300,150
2.80%, 04/01/31 (a)	350,000	294,238
2.30%, 02/01/32 (a)	200,000	159,066
4.40%, 04/01/33 (a)	150,000	140,909
6.38%, 10/23/35 (a)	330,000	351,780
5.38%, 04/01/38 (a)	150,000	140,445
3.50%, 06/01/41 (a)	300,000	225,645
3.50%, 03/01/42 (a)	300,000	224,445
6.48%, 10/23/45 (a)	650,000	673,972
5.38%, 05/01/47 (a)	450,000	414,220
5.75%, 04/01/48 (a)	500,000	484,955
5.13%, 07/01/49 (a)	200,000	177,436
4.80%, 03/01/50 (a)	500,000	428,730
3.70%, 04/01/51 (a)	400,000	292,280
3.90%, 06/01/52 (a)	400,000	299,804
5.25%, 04/01/53 (a)	250,000	228,462
6.83%, 10/23/55 (a)	100,000	106,242
3.85%, 04/01/61 (a)	300,000	214,080
4.40%, 12/01/61 (a)	300,000	233,508
3.95%, 06/30/62 (a)	300,000	217,245
5.50%, 04/01/63 (a)	200,000	177,500
Comcast Corp.
3.70%, 04/15/24 (a)	400,000	406,900
3.38%, 02/15/25 (a)	200,000	201,626
3.38%, 08/15/25 (a)	150,000	150,797
3.95%, 10/15/25 (a)	650,000	664,059
3.15%, 03/01/26 (a)	450,000	447,295
2.35%, 01/15/27 (a)	200,000	190,514
3.30%, 02/01/27 (a)	300,000	297,621
3.30%, 04/01/27 (a)	200,000	197,820
3.15%, 02/15/28 (a)	350,000	341,908
3.55%, 05/01/28 (a)	200,000	198,704
4.15%, 10/15/28 (a)	750,000	768,127
2.65%, 02/01/30 (a)	300,000	277,146
3.40%, 04/01/30 (a)	250,000	242,282
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 10/15/30 (a)	350,000	357,539
1.95%, 01/15/31 (a)	300,000	258,276
1.50%, 02/15/31 (a)	400,000	332,256
4.25%, 01/15/33	250,000	255,195
7.05%, 03/15/33	150,000	185,627
4.20%, 08/15/34 (a)	250,000	252,065
5.65%, 06/15/35	100,000	113,512
4.40%, 08/15/35 (a)	300,000	303,753
6.50%, 11/15/35	145,000	175,799
3.20%, 07/15/36 (a)	100,000	88,963
6.45%, 03/15/37	100,000	122,556
3.90%, 03/01/38 (a)	250,000	239,242
4.60%, 10/15/38 (a)	200,000	204,112
3.25%, 11/01/39 (a)	200,000	174,036
3.75%, 04/01/40 (a)	350,000	320,460
4.65%, 07/15/42	100,000	101,382
4.75%, 03/01/44	50,000	51,019
4.60%, 08/15/45 (a)	100,000	100,931
3.40%, 07/15/46 (a)	200,000	170,314
4.00%, 08/15/47 (a)	100,000	91,724
3.97%, 11/01/47 (a)	400,000	370,704
4.00%, 03/01/48 (a)	200,000	185,276
4.70%, 10/15/48 (a)	300,000	307,461
4.00%, 11/01/49 (a)	400,000	373,716
3.45%, 02/01/50 (a)	300,000	254,478
2.80%, 01/15/51 (a)	400,000	303,980
2.89%, 11/01/51 (a)(d)	944,000	720,933
2.45%, 08/15/52 (a)	300,000	213,618
4.05%, 11/01/52 (a)	202,000	188,997
2.94%, 11/01/56 (a)(d)	1,251,000	933,871
4.95%, 10/15/58 (a)	200,000	217,002
2.65%, 08/15/62 (a)	200,000	137,512
2.99%, 11/01/63 (a)(d)	789,000	572,822
Crown Castle International Corp.
3.20%, 09/01/24 (a)	200,000	198,696
1.35%, 07/15/25 (a)	200,000	185,272
4.45%, 02/15/26 (a)	195,000	197,792
3.70%, 06/15/26 (a)	100,000	99,180
1.05%, 07/15/26 (a)	150,000	133,637
3.65%, 09/01/27 (a)	200,000	195,048
3.80%, 02/15/28 (a)	150,000	146,091
4.30%, 02/15/29 (a)	100,000	98,797
3.10%, 11/15/29 (a)	200,000	182,032
3.30%, 07/01/30 (a)	200,000	182,544
2.25%, 01/15/31 (a)	200,000	167,942
2.10%, 04/01/31 (a)	200,000	164,846
2.50%, 07/15/31 (a)	150,000	127,053
2.90%, 04/01/41 (a)	250,000	190,330
4.75%, 05/15/47 (a)	100,000	93,867
5.20%, 02/15/49 (a)	50,000	50,437
4.15%, 07/01/50 (a)	150,000	131,781
3.25%, 01/15/51 (a)	200,000	150,976
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	600,000	764,628
9.25%, 06/01/32	150,000	206,455
Discovery Communications LLC
3.80%, 03/13/24 (a)	250,000	252,160
3.90%, 11/15/24 (a)	50,000	50,103
3.95%, 06/15/25 (a)	250,000	248,632
4.90%, 03/11/26 (a)	100,000	102,951
3.95%, 03/20/28 (a)	250,000	241,912
4.13%, 05/15/29 (a)	150,000	143,252
3.63%, 05/15/30 (a)	250,000	231,290
5.00%, 09/20/37 (a)	150,000	144,545
4.88%, 04/01/43	50,000	44,541
5.20%, 09/20/47 (a)	260,000	237,832
5.30%, 05/15/49 (a)	150,000	139,725

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 05/15/50 (a)	200,000	168,294
4.00%, 09/15/55 (a)	357,000	270,981
Electronic Arts, Inc.
2.95%, 02/15/51 (a)	200,000	153,352
Fox Corp.
4.03%, 01/25/24 (a)	250,000	254,002
3.05%, 04/07/25 (a)	100,000	98,636
4.71%, 01/25/29 (a)	400,000	406,552
3.50%, 04/08/30 (a)	100,000	93,334
5.48%, 01/25/39 (a)	300,000	308,295
5.58%, 01/25/49 (a)	250,000	260,735
Grupo Televisa S.A.B.
6.63%, 03/18/25	133,000	142,005
6.63%, 01/15/40	200,000	223,272
5.00%, 05/13/45 (a)	300,000	285,303
5.25%, 05/24/49 (a)	200,000	203,738
Koninklijke KPN N.V.
8.38%, 10/01/30	100,000	123,831
Magallanes, Inc.
3.53%, 03/15/24 (a)(d)	200,000	199,048
3.64%, 03/15/25 (d)	500,000	494,195
3.76%, 03/15/27 (a)(d)	700,000	679,742
4.05%, 03/15/29 (a)(d)	200,000	191,696
4.28%, 03/15/32 (a)(d)	1,000,000	933,920
5.05%, 03/15/42 (a)(d)	900,000	814,311
5.14%, 03/15/52 (a)(d)	1,200,000	1,074,828
5.39%, 03/15/62 (a)(d)	600,000	537,678
NBCUniversal Media LLC
5.95%, 04/01/41	100,000	117,458
4.45%, 01/15/43	130,000	127,838
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	87,457
4.20%, 06/01/30 (a)	100,000	98,836
2.60%, 08/01/31 (a)	200,000	174,918
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	130,000	130,748
3.60%, 04/15/26 (a)	250,000	248,802
Orange S.A.
9.00%, 03/01/31	400,000	533,480
5.38%, 01/13/42	150,000	160,917
5.50%, 02/06/44 (a)	150,000	164,622
Rogers Communications, Inc.
4.10%, 10/01/23 (a)	150,000	151,836
2.95%, 03/15/25 (a)(d)	200,000	196,600
3.63%, 12/15/25 (a)	150,000	149,865
2.90%, 11/15/26 (a)	150,000	144,645
3.20%, 03/15/27 (a)(d)	250,000	243,205
3.80%, 03/15/32 (a)(d)	400,000	379,784
4.50%, 03/15/42 (a)(d)	150,000	139,742
4.50%, 03/15/43 (a)	100,000	91,893
5.45%, 10/01/43 (a)	200,000	203,416
5.00%, 03/15/44 (a)	180,000	177,764
4.30%, 02/15/48 (a)	100,000	87,077
4.35%, 05/01/49 (a)	250,000	224,390
3.70%, 11/15/49 (a)	150,000	122,397
4.55%, 03/15/52 (a)(d)	400,000	372,552
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	150,000	149,841
3.70%, 04/14/27 (a)	150,000	148,338
TCI Communications, Inc.
7.13%, 02/15/28	30,000	34,784
Telefonica Emisiones S.A.
4.10%, 03/08/27	450,000	449,829
7.05%, 06/20/36	365,000	429,809
4.67%, 03/06/38	150,000	140,444
5.21%, 03/08/47	500,000	474,170
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 03/06/48	150,000	136,415
5.52%, 03/01/49 (a)	300,000	297,180
Telefonica Europe BV
8.25%, 09/15/30	100,000	124,556
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	350,308
4.60%, 11/16/48 (a)	100,000	100,071
4.30%, 06/15/49 (a)	150,000	143,162
The Bell Telephone Co of Canada
0.75%, 03/17/24	100,000	96,063
2.15%, 02/15/32 (a)	100,000	84,661
4.46%, 04/01/48 (a)	200,000	192,422
4.30%, 07/29/49 (a)	100,000	93,376
3.65%, 03/17/51 (a)	100,000	85,202
3.20%, 02/15/52 (a)	200,000	156,208
3.65%, 08/15/52 (a)	150,000	126,471
The Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	101,292
4.75%, 03/30/30 (a)	150,000	152,253
2.40%, 03/01/31 (a)	100,000	84,216
3.38%, 03/01/41 (a)	100,000	78,741
5.40%, 10/01/48 (a)	100,000	104,021
The Walt Disney Co.
1.75%, 08/30/24 (a)	150,000	146,763
3.70%, 09/15/24 (a)	150,000	152,388
3.35%, 03/24/25	250,000	252,005
3.70%, 10/15/25 (a)	200,000	202,086
1.75%, 01/13/26	400,000	380,244
3.70%, 03/23/27	250,000	252,017
2.20%, 01/13/28	200,000	187,046
2.00%, 09/01/29 (a)	450,000	398,002
3.80%, 03/22/30	200,000	199,202
2.65%, 01/13/31	500,000	453,360
6.55%, 03/15/33	100,000	119,009
6.20%, 12/15/34	150,000	177,723
6.40%, 12/15/35	230,000	279,869
6.15%, 03/01/37	150,000	177,063
6.65%, 11/15/37	200,000	251,070
4.63%, 03/23/40 (a)	200,000	205,808
3.50%, 05/13/40 (a)	350,000	312,347
4.75%, 09/15/44 (a)	150,000	154,713
4.95%, 10/15/45 (a)	100,000	105,319
4.75%, 11/15/46 (a)	100,000	102,826
2.75%, 09/01/49 (a)	350,000	264,834
4.70%, 03/23/50 (a)	300,000	313,632
3.60%, 01/13/51 (a)	450,000	396,126
3.80%, 05/13/60 (a)	300,000	266,118
Time Warner Cable LLC
6.55%, 05/01/37	200,000	211,746
7.30%, 07/01/38	300,000	333,015
6.75%, 06/15/39	250,000	266,700
5.88%, 11/15/40 (a)	224,000	223,122
5.50%, 09/01/41 (a)	250,000	232,355
4.50%, 09/15/42 (a)	300,000	249,858
Time Warner Entertainment Co. LP
8.38%, 07/15/33	200,000	242,784
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	500,000	496,870
1.50%, 02/15/26 (a)	250,000	229,232
3.75%, 04/15/27 (a)	750,000	739,890
2.05%, 02/15/28 (a)	400,000	357,460
3.88%, 04/15/30 (a)	1,300,000	1,251,068
2.55%, 02/15/31 (a)	500,000	434,080
2.25%, 11/15/31 (a)	100,000	83,300
2.70%, 03/15/32 (a)(d)	200,000	173,338
4.38%, 04/15/40 (a)	400,000	376,184
3.00%, 02/15/41 (a)	450,000	354,825

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 04/15/50 (a)	500,000	467,020
3.30%, 02/15/51 (a)	550,000	426,750
3.40%, 10/15/52 (a)(d)	550,000	427,586
3.60%, 11/15/60 (a)	200,000	155,070
3.60%, 11/15/60 (a)(d)	150,000	113,546
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	350,000	346,647
1.85%, 07/30/26	150,000	141,290
2.95%, 06/15/27	200,000	195,452
4.38%, 08/16/41	100,000	98,184
4.13%, 12/01/41	150,000	142,947
4.13%, 06/01/44	250,000	239,150
3.00%, 07/30/46	100,000	80,482
Verizon Communications, Inc.
0.75%, 03/22/24	200,000	193,556
3.50%, 11/01/24 (a)	130,000	131,992
3.38%, 02/15/25	250,000	252,570
0.85%, 11/20/25 (a)	300,000	277,026
1.45%, 03/20/26 (a)	400,000	371,888
2.63%, 08/15/26	400,000	385,192
4.13%, 03/16/27	650,000	666,198
3.00%, 03/22/27 (a)	150,000	145,823
2.10%, 03/22/28 (a)	500,000	455,990
4.33%, 09/21/28	800,000	814,152
3.88%, 02/08/29 (a)	200,000	199,550
4.02%, 12/03/29 (a)	800,000	794,616
3.15%, 03/22/30 (a)	250,000	234,055
1.50%, 09/18/30 (a)	250,000	206,917
1.68%, 10/30/30 (a)	317,000	263,658
7.75%, 12/01/30	52,000	64,590
1.75%, 01/20/31 (a)	500,000	415,800
2.55%, 03/21/31 (a)	800,000	709,624
2.36%, 03/15/32 (a)	863,000	743,388
4.50%, 08/10/33	400,000	407,684
4.40%, 11/01/34 (a)	630,000	636,709
4.27%, 01/15/36	505,000	499,455
5.25%, 03/16/37	350,000	382,690
2.65%, 11/20/40 (a)	500,000	387,030
3.40%, 03/22/41 (a)	750,000	647,595
2.85%, 09/03/41 (a)	250,000	199,493
3.85%, 11/01/42 (a)	200,000	180,420
6.55%, 09/15/43	100,000	124,653
4.13%, 08/15/46	200,000	188,158
4.86%, 08/21/46	400,000	418,376
4.52%, 09/15/48	250,000	251,065
4.00%, 03/22/50 (a)	150,000	137,517
2.88%, 11/20/50 (a)	500,000	374,045
3.55%, 03/22/51 (a)	850,000	721,259
3.88%, 03/01/52 (a)	150,000	134,739
5.01%, 08/21/54	100,000	107,696
4.67%, 03/15/55	200,000	203,268
2.99%, 10/30/56 (a)	500,000	370,915
3.00%, 11/20/60 (a)	500,000	364,405
3.70%, 03/22/61 (a)	750,000	628,170
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	89,000	91,458
2.90%, 01/15/27 (a)	150,000	142,785
3.38%, 02/15/28 (a)	250,000	237,105
4.20%, 06/01/29 (a)	150,000	146,769
7.88%, 07/30/30	50,000	59,754
4.95%, 01/15/31 (a)	200,000	200,012
4.20%, 05/19/32 (a)	300,000	281,400
6.88%, 04/30/36	250,000	282,457
4.38%, 03/15/43	250,000	210,507
5.85%, 09/01/43 (a)	250,000	252,330
5.25%, 04/01/44 (a)	100,000	91,774
4.90%, 08/15/44 (a)	195,000	172,951
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 01/15/45 (a)	130,000	110,434
4.95%, 05/19/50 (a)	200,000	182,154
Vodafone Group PLC
3.75%, 01/16/24	200,000	202,756
4.13%, 05/30/25	250,000	254,530
4.38%, 05/30/28	650,000	662,909
7.88%, 02/15/30	150,000	182,291
6.15%, 02/27/37	300,000	337,836
5.00%, 05/30/38	200,000	202,464
4.38%, 02/19/43	250,000	228,747
5.25%, 05/30/48	600,000	600,252
4.88%, 06/19/49	350,000	338,891
4.25%, 09/17/50	250,000	221,615
5.13%, 06/19/59	100,000	98,073
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	196,436
3.38%, 07/08/30 (a)	200,000	165,656
WPP Finance 2010
3.75%, 09/19/24	100,000	100,483
		99,491,091
Consumer Cyclical 1.7%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	150,000	131,264
3.90%, 04/15/30 (a)	100,000	94,108
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	150,000	149,721
3.60%, 11/28/24 (a)	400,000	399,932
3.40%, 12/06/27 (a)	500,000	481,930
2.13%, 02/09/31 (a)	200,000	166,424
4.50%, 11/28/34 (a)	250,000	236,520
4.00%, 12/06/37 (a)	200,000	174,190
2.70%, 02/09/41 (a)	250,000	175,620
4.20%, 12/06/47 (a)	200,000	166,030
3.15%, 02/09/51 (a)	300,000	208,572
4.40%, 12/06/57 (a)	200,000	165,800
3.25%, 02/09/61 (a)	200,000	135,048
Amazon.com, Inc.
0.40%, 06/03/23	200,000	196,602
0.45%, 05/12/24	500,000	479,480
2.80%, 08/22/24 (a)	400,000	401,156
3.80%, 12/05/24 (a)	195,000	199,503
0.80%, 06/03/25 (a)	250,000	235,597
5.20%, 12/03/25 (a)	100,000	106,693
1.00%, 05/12/26 (a)	500,000	462,235
3.30%, 04/13/27 (a)	400,000	399,736
1.20%, 06/03/27 (a)	300,000	271,116
3.15%, 08/22/27 (a)	650,000	643,825
1.65%, 05/12/28 (a)	450,000	407,097
3.45%, 04/13/29 (a)	250,000	248,780
1.50%, 06/03/30 (a)	400,000	341,712
2.10%, 05/12/31 (a)	600,000	529,410
3.60%, 04/13/32 (a)	500,000	495,650
4.80%, 12/05/34 (a)	150,000	163,608
3.88%, 08/22/37 (a)	500,000	494,555
2.88%, 05/12/41 (a)	400,000	334,492
4.95%, 12/05/44 (a)	280,000	307,434
4.05%, 08/22/47 (a)	600,000	590,034
2.50%, 06/03/50 (a)	400,000	298,212
3.10%, 05/12/51 (a)	650,000	543,036
3.95%, 04/13/52 (a)	450,000	432,612
4.25%, 08/22/57 (a)	450,000	449,073
2.70%, 06/03/60 (a)	400,000	290,024
3.25%, 05/12/61 (a)	300,000	244,209
4.10%, 04/13/62 (a)	250,000	240,485

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Honda Finance Corp.
0.65%, 09/08/23	150,000	146,399
2.90%, 02/16/24	290,000	290,130
2.40%, 06/27/24	300,000	296,475
0.75%, 08/09/24	200,000	190,444
2.15%, 09/10/24	250,000	245,340
1.50%, 01/13/25	250,000	239,985
1.20%, 07/08/25	250,000	234,027
1.00%, 09/10/25	250,000	231,400
2.30%, 09/09/26	300,000	285,348
2.35%, 01/08/27	50,000	47,389
3.50%, 02/15/28	100,000	98,890
2.00%, 03/24/28	250,000	227,257
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	146,304
3.25%, 03/01/32 (a)	200,000	177,136
5.40%, 03/15/49 (a)	100,000	96,842
3.10%, 12/01/51 (a)	250,000	170,955
Aptiv PLC/Aptiv Corp.
4.15%, 05/01/52 (a)	200,000	161,482
AutoNation, Inc.
3.50%, 11/15/24 (a)	150,000	149,202
4.75%, 06/01/30 (a)	250,000	244,625
2.40%, 08/01/31 (a)	100,000	80,653
AutoZone, Inc.
3.13%, 07/15/23 (a)	100,000	100,346
3.25%, 04/15/25 (a)	200,000	198,578
3.75%, 04/18/29 (a)	150,000	144,461
4.00%, 04/15/30 (a)	150,000	146,436
1.65%, 01/15/31 (a)	150,000	121,082
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	101,179
1.95%, 10/01/30 (a)	150,000	123,228
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	103,666
3.88%, 08/15/30 (a)	250,000	233,560
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	150,000	150,746
4.63%, 04/13/30 (a)	450,000	466,177
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	99,590
2.65%, 07/01/27 (a)	250,000	232,887
4.38%, 03/15/45 (a)	100,000	86,036
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	103,041
2.50%, 04/01/31 (a)	100,000	84,268
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	92,498
3.70%, 01/15/31 (a)	100,000	91,878
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	200,000	200,870
3.00%, 05/18/27 (a)	300,000	296,952
1.38%, 06/20/27 (a)	250,000	228,505
1.60%, 04/20/30 (a)	100,000	86,022
1.75%, 04/20/32 (a)	200,000	169,214
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	138,893
1.50%, 09/01/30 (a)	250,000	206,800
4.88%, 10/01/43 (a)	50,000	50,978
2.60%, 09/01/50 (a)	150,000	107,987
D.R. Horton, Inc.
5.75%, 08/15/23 (a)	150,000	154,206
2.60%, 10/15/25 (a)	175,000	167,716
1.40%, 10/15/27 (a)	150,000	129,660
Daimler Finance North America LLC
8.50%, 01/18/31	350,000	450,824
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	200,000	198,492
4.55%, 02/15/48 (a)	50,000	43,185
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	100,000	83,128
4.10%, 01/15/52 (a)	200,000	140,636
Dollar General Corp.
3.88%, 04/15/27 (a)	200,000	200,402
4.13%, 05/01/28 (a)	100,000	100,438
3.50%, 04/03/30 (a)	200,000	187,532
4.13%, 04/03/50 (a)	100,000	85,370
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	300,000	302,967
4.20%, 05/15/28 (a)	250,000	249,712
2.65%, 12/01/31 (a)	100,000	84,940
3.38%, 12/01/51 (a)	100,000	74,107
eBay, Inc.
3.45%, 08/01/24 (a)	200,000	200,782
1.90%, 03/11/25 (a)	150,000	143,183
1.40%, 05/10/26 (a)	100,000	91,685
3.60%, 06/05/27 (a)	150,000	148,223
2.70%, 03/11/30 (a)	100,000	88,912
2.60%, 05/10/31 (a)	150,000	129,357
4.00%, 07/15/42 (a)	150,000	132,134
3.65%, 05/10/51 (a)	200,000	161,916
Expedia Group, Inc.
4.50%, 08/15/24 (a)	150,000	154,803
5.00%, 02/15/26 (a)	200,000	203,566
4.63%, 08/01/27 (a)	200,000	200,146
3.80%, 02/15/28 (a)	200,000	192,298
3.25%, 02/15/30 (a)	200,000	176,870
2.95%, 03/15/31 (a)	100,000	84,620
General Motors Co.
4.88%, 10/02/23	312,000	319,176
5.40%, 10/02/23	250,000	257,255
6.13%, 10/01/25 (a)	450,000	477,279
4.20%, 10/01/27 (a)	150,000	146,589
6.80%, 10/01/27 (a)	300,000	325,362
5.00%, 10/01/28 (a)	250,000	251,165
5.00%, 04/01/35	100,000	95,186
6.60%, 04/01/36 (a)	300,000	324,906
5.15%, 04/01/38 (a)	250,000	233,580
6.25%, 10/02/43	250,000	256,410
5.20%, 04/01/45	250,000	227,315
6.75%, 04/01/46 (a)	100,000	107,277
5.40%, 04/01/48 (a)	75,000	69,636
5.95%, 04/01/49 (a)	200,000	197,866
General Motors Financial Co., Inc.
4.15%, 06/19/23 (a)	250,000	252,800
1.70%, 08/18/23	200,000	196,910
5.10%, 01/17/24 (a)	200,000	204,808
1.05%, 03/08/24	250,000	239,992
3.95%, 04/13/24 (a)	150,000	151,349
1.20%, 10/15/24	150,000	141,732
3.50%, 11/07/24 (a)	150,000	149,750
4.00%, 01/15/25 (a)	100,000	100,412
2.90%, 02/26/25 (a)	200,000	195,240
3.80%, 04/07/25	250,000	249,740
4.35%, 04/09/25 (a)	150,000	151,446
2.75%, 06/20/25 (a)	250,000	241,460
4.30%, 07/13/25 (a)	200,000	201,872
1.25%, 01/08/26 (a)	200,000	180,328
5.25%, 03/01/26 (a)	250,000	257,662
1.50%, 06/10/26 (a)	250,000	224,475
4.35%, 01/17/27 (a)	200,000	198,786
2.35%, 02/26/27 (a)	150,000	136,400
2.70%, 08/20/27 (a)	200,000	181,096

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 01/05/28 (a)	150,000	142,217
2.40%, 10/15/28 (a)	250,000	215,855
5.65%, 01/17/29 (a)	100,000	103,012
4.30%, 04/06/29 (a)	250,000	238,727
3.60%, 06/21/30 (a)	300,000	270,036
2.35%, 01/08/31 (a)	200,000	162,728
2.70%, 06/10/31 (a)	200,000	165,386
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	100,670
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	250,000	253,330
3.35%, 09/01/24 (a)	100,000	98,672
5.25%, 06/01/25 (a)	100,000	100,170
5.38%, 04/15/26 (a)	150,000	151,751
5.75%, 06/01/28 (a)	100,000	101,806
5.30%, 01/15/29 (a)	100,000	99,613
4.00%, 01/15/30 (a)	100,000	91,367
4.00%, 01/15/31 (a)	400,000	362,564
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	98,248
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	75,789
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	200,000	190,976
2.97%, 03/10/32 (a)	150,000	138,080
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	200,000	200,060
5.63%, 04/23/25 (a)	100,000	103,485
4.38%, 09/15/28 (a)	150,000	146,817
6.00%, 04/23/30 (a)	150,000	157,556
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	183,844
4.13%, 01/14/50 (a)	200,000	156,582
Kohl's Corp.
3.38%, 05/01/31 (a)	100,000	89,530
5.55%, 07/17/45 (a)	100,000	91,161
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	250,000	240,297
2.90%, 06/25/25 (a)	200,000	184,266
3.50%, 08/18/26 (a)	150,000	136,272
3.90%, 08/08/29 (a)	150,000	130,869
Lear Corp.
3.80%, 09/15/27 (a)	50,000	48,764
4.25%, 05/15/29 (a)	50,000	48,027
3.50%, 05/30/30 (a)	50,000	45,114
2.60%, 01/15/32 (a)	100,000	82,087
5.25%, 05/15/49 (a)	150,000	138,738
3.55%, 01/15/52 (a)	100,000	70,162
Lennar Corp.
4.75%, 05/30/25 (a)	350,000	357,451
4.75%, 11/29/27 (a)	250,000	251,832
Lowe's Cos., Inc.
3.88%, 09/15/23 (a)	100,000	101,246
3.13%, 09/15/24 (a)	100,000	99,852
3.38%, 09/15/25 (a)	474,000	474,199
2.50%, 04/15/26 (a)	200,000	193,176
3.35%, 04/01/27 (a)	200,000	197,006
3.10%, 05/03/27 (a)	250,000	243,932
1.30%, 04/15/28 (a)	250,000	216,570
3.65%, 04/05/29 (a)	400,000	388,672
4.50%, 04/15/30 (a)	200,000	203,592
1.70%, 10/15/30 (a)	250,000	207,902
2.63%, 04/01/31 (a)	350,000	309,543
3.75%, 04/01/32 (a)	300,000	286,359
5.00%, 04/15/40 (a)	100,000	101,957
2.80%, 09/15/41 (a)	200,000	155,420
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 04/15/42 (a)	95,000	93,437
4.38%, 09/15/45 (a)	100,000	91,995
3.70%, 04/15/46 (a)	150,000	127,733
4.05%, 05/03/47 (a)	250,000	221,100
4.55%, 04/05/49 (a)	100,000	95,507
5.13%, 04/15/50 (a)	100,000	102,965
3.00%, 10/15/50 (a)	350,000	261,849
3.50%, 04/01/51 (a)	50,000	40,342
4.25%, 04/01/52 (a)	300,000	272,223
4.45%, 04/01/62 (a)	250,000	225,902
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	200,696
2.45%, 06/15/30 (a)	200,000	175,578
Marriott International, Inc.
3.75%, 03/15/25 (a)	330,000	331,125
5.75%, 05/01/25 (a)	300,000	316,158
3.13%, 06/15/26 (a)	150,000	145,893
4.00%, 04/15/28 (a)	100,000	97,869
4.63%, 06/15/30 (a)	200,000	198,834
3.50%, 10/15/32 (a)	350,000	315,192
McDonald's Corp.
3.38%, 05/26/25 (a)	150,000	150,506
3.30%, 07/01/25 (a)	100,000	100,602
1.45%, 09/01/25 (a)	150,000	141,881
3.70%, 01/30/26 (a)	330,000	333,805
3.50%, 03/01/27 (a)	200,000	199,696
3.50%, 07/01/27 (a)	200,000	199,292
3.80%, 04/01/28 (a)	250,000	250,922
2.63%, 09/01/29 (a)	100,000	91,701
2.13%, 03/01/30 (a)	250,000	219,685
3.60%, 07/01/30 (a)	150,000	146,117
4.70%, 12/09/35 (a)	250,000	259,227
6.30%, 03/01/38	200,000	236,774
5.70%, 02/01/39	150,000	167,633
4.88%, 07/15/40	100,000	101,734
3.70%, 02/15/42	200,000	175,168
4.60%, 05/26/45 (a)	100,000	98,694
4.88%, 12/09/45 (a)	320,000	330,122
4.45%, 03/01/47 (a)	100,000	96,838
4.45%, 09/01/48 (a)	200,000	193,752
3.63%, 09/01/49 (a)	300,000	259,098
4.20%, 04/01/50 (a)	100,000	93,706
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	150,000	118,694
6.00%, 01/15/43 (a)	150,000	136,874
NIKE, Inc.
2.40%, 03/27/25 (a)	150,000	148,542
2.38%, 11/01/26 (a)	100,000	97,336
2.75%, 03/27/27 (a)	350,000	343,098
2.85%, 03/27/30 (a)	350,000	330,753
3.25%, 03/27/40 (a)	300,000	268,527
3.38%, 11/01/46 (a)	350,000	311,825
3.38%, 03/27/50 (a)	200,000	177,336
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	179,444
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	150,000	148,635
4.35%, 06/01/28 (a)	200,000	202,616
4.20%, 04/01/30 (a)	100,000	98,300
1.75%, 03/15/31 (a)	150,000	121,721
PACCAR Financial Corp.
0.35%, 08/11/23	150,000	146,258
0.35%, 02/02/24	100,000	95,780
0.50%, 08/09/24	250,000	237,040
1.80%, 02/06/25	200,000	193,340

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PulteGroup, Inc.
5.50%, 03/01/26 (a)	250,000	261,592
7.88%, 06/15/32	200,000	237,750
PVH Corp.
4.63%, 07/10/25 (a)(d)	250,000	251,847
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	136,046
Ross Stores, Inc.
0.88%, 04/15/26 (a)	250,000	224,540
Sands China Ltd.
5.13%, 08/08/25 (a)	400,000	370,720
5.40%, 08/08/28 (a)	450,000	397,525
4.38%, 06/18/30 (a)	200,000	158,774
3.25%, 08/08/31 (a)(d)	200,000	139,808
Starbucks Corp.
3.80%, 08/15/25 (a)	300,000	304,104
2.45%, 06/15/26 (a)	150,000	144,236
2.00%, 03/12/27 (a)	200,000	185,130
4.00%, 11/15/28 (a)	150,000	150,858
3.55%, 08/15/29 (a)	200,000	193,038
2.25%, 03/12/30 (a)	100,000	86,747
2.55%, 11/15/30 (a)	195,000	172,021
3.75%, 12/01/47 (a)	250,000	211,722
4.50%, 11/15/48 (a)	300,000	284,700
4.45%, 08/15/49 (a)	150,000	140,813
3.35%, 03/12/50 (a)	100,000	78,347
3.50%, 11/15/50 (a)	200,000	163,004
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	150,635
4.13%, 07/15/27 (a)	100,000	97,956
Target Corp.
3.50%, 07/01/24	263,000	267,132
2.25%, 04/15/25 (a)	300,000	294,729
2.50%, 04/15/26	200,000	196,172
3.38%, 04/15/29 (a)	150,000	147,543
2.35%, 02/15/30 (a)	250,000	226,987
2.65%, 09/15/30 (a)	350,000	322,430
4.00%, 07/01/42	75,000	72,885
3.90%, 11/15/47 (a)	400,000	375,284
2.95%, 01/15/52 (a)	200,000	161,200
The Ford Foundation
2.42%, 06/01/50 (a)	100,000	71,501
The Home Depot, Inc.
3.75%, 02/15/24 (a)	195,000	198,703
3.35%, 09/15/25 (a)	400,000	404,580
3.00%, 04/01/26 (a)	150,000	150,021
2.13%, 09/15/26 (a)	200,000	191,950
2.50%, 04/15/27 (a)	200,000	192,978
2.80%, 09/14/27 (a)	150,000	146,414
3.90%, 12/06/28 (a)	300,000	307,554
2.95%, 06/15/29 (a)	350,000	334,824
2.70%, 04/15/30 (a)	200,000	186,334
1.38%, 03/15/31 (a)	250,000	206,880
1.88%, 09/15/31 (a)	250,000	214,207
3.25%, 04/15/32 (a)	250,000	239,430
5.88%, 12/16/36	605,000	729,678
3.30%, 04/15/40 (a)	350,000	310,439
5.40%, 09/15/40 (a)	100,000	112,173
4.20%, 04/01/43 (a)	230,000	226,520
4.88%, 02/15/44 (a)	195,000	207,328
4.40%, 03/15/45 (a)	150,000	150,857
4.25%, 04/01/46 (a)	350,000	344,193
3.90%, 06/15/47 (a)	200,000	186,876
4.50%, 12/06/48 (a)	300,000	306,150
3.13%, 12/15/49 (a)	200,000	163,288
3.35%, 04/15/50 (a)	250,000	213,425
2.38%, 03/15/51 (a)	250,000	178,455
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 09/15/51 (a)	250,000	190,500
3.63%, 04/15/52 (a)	300,000	267,750
3.50%, 09/15/56 (a)	150,000	129,131
The Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	113,460
The TJX Cos., Inc.
2.25%, 09/15/26 (a)	200,000	191,202
1.15%, 05/15/28 (a)	150,000	130,605
3.88%, 04/15/30 (a)	250,000	248,165
1.60%, 05/15/31 (a)	100,000	82,846
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	200,000	193,552
Toyota Motor Corp.
3.42%, 07/20/23	200,000	201,964
0.68%, 03/25/24 (a)	250,000	240,832
2.36%, 07/02/24	100,000	99,082
1.34%, 03/25/26 (a)	200,000	185,206
3.67%, 07/20/28	150,000	150,533
Toyota Motor Credit Corp.
0.50%, 08/14/23	250,000	243,975
1.35%, 08/25/23	200,000	197,514
3.45%, 09/20/23	100,000	101,152
3.35%, 01/08/24	150,000	151,572
0.45%, 01/11/24	250,000	241,482
2.50%, 03/22/24	250,000	248,860
2.90%, 04/17/24	200,000	200,226
0.50%, 06/18/24	100,000	95,366
0.63%, 09/13/24	200,000	190,332
2.00%, 10/07/24	100,000	97,925
1.45%, 01/13/25	150,000	144,062
1.80%, 02/13/25	400,000	386,576
3.00%, 04/01/25	300,000	299,145
0.80%, 10/16/25	250,000	230,920
0.80%, 01/09/26	150,000	137,261
1.13%, 06/18/26	250,000	228,857
3.20%, 01/11/27	150,000	147,888
1.15%, 08/13/27	450,000	398,128
3.65%, 01/08/29	150,000	148,511
2.15%, 02/13/30	100,000	88,856
3.38%, 04/01/30	200,000	193,034
1.90%, 09/12/31	300,000	253,365
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	101,255
VF Corp.
2.40%, 04/23/25 (a)	250,000	242,492
2.95%, 04/23/30 (a)	200,000	181,694
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	247,807
5.13%, 05/15/32 (a)	200,000	198,476
5.63%, 05/15/52 (a)	150,000	147,305
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	430,000	435,895
3.45%, 06/01/26 (a)	300,000	297,699
3.20%, 04/15/30 (a)	150,000	139,421
4.80%, 11/18/44 (a)	250,000	234,195
4.10%, 04/15/50 (a)	150,000	125,277
Walmart, Inc.
3.40%, 06/26/23 (a)	400,000	405,580
3.30%, 04/22/24 (a)	250,000	253,325
2.85%, 07/08/24 (a)	250,000	251,287
2.65%, 12/15/24 (a)	200,000	200,592
3.55%, 06/26/25 (a)	250,000	254,815
3.05%, 07/08/26 (a)	200,000	200,736
1.05%, 09/17/26 (a)	200,000	184,556
3.70%, 06/26/28 (a)	300,000	306,612
1.50%, 09/22/28 (a)	200,000	178,652
3.25%, 07/08/29 (a)	300,000	296,289

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 09/24/29 (a)	100,000	92,989
1.80%, 09/22/31 (a)	250,000	217,765
5.25%, 09/01/35	250,000	287,732
6.50%, 08/15/37	150,000	196,093
6.20%, 04/15/38	100,000	125,523
3.95%, 06/28/38 (a)	250,000	248,592
5.63%, 04/01/40	100,000	119,769
5.00%, 10/25/40	150,000	166,965
5.63%, 04/15/41	200,000	239,714
4.30%, 04/22/44 (a)	100,000	102,004
3.63%, 12/15/47 (a)	50,000	47,356
4.05%, 06/29/48 (a)	350,000	355,124
2.95%, 09/24/49 (a)	150,000	127,428
2.65%, 09/22/51 (a)	250,000	198,340
		78,685,785
Consumer Non-Cyclical 3.7%
Abbott Laboratories
3.40%, 11/30/23 (a)	200,000	202,508
2.95%, 03/15/25 (a)	250,000	250,370
3.75%, 11/30/26 (a)	400,000	409,944
1.15%, 01/30/28 (a)	250,000	221,825
1.40%, 06/30/30 (a)	200,000	171,148
4.75%, 11/30/36 (a)	350,000	384,261
5.30%, 05/27/40	100,000	114,340
4.75%, 04/15/43 (a)	150,000	160,339
4.90%, 11/30/46 (a)	626,000	689,602
AbbVie, Inc.
3.75%, 11/14/23 (a)	150,000	152,268
3.85%, 06/15/24 (a)	150,000	151,977
2.60%, 11/21/24 (a)	775,000	764,181
3.80%, 03/15/25 (a)	600,000	607,092
3.60%, 05/14/25 (a)	800,000	805,504
3.20%, 05/14/26 (a)	350,000	345,492
2.95%, 11/21/26 (a)	800,000	777,896
4.25%, 11/14/28 (a)	300,000	305,097
3.20%, 11/21/29 (a)	1,000,000	942,380
4.55%, 03/15/35 (a)	350,000	355,229
4.50%, 05/14/35 (a)	400,000	406,028
4.30%, 05/14/36 (a)	250,000	245,645
4.05%, 11/21/39 (a)	700,000	653,275
4.63%, 10/01/42 (a)	100,000	97,467
4.40%, 11/06/42	450,000	431,307
4.85%, 06/15/44 (a)	150,000	151,157
4.75%, 03/15/45 (a)	111,000	110,789
4.70%, 05/14/45 (a)	500,000	497,565
4.45%, 05/14/46 (a)	400,000	384,332
4.88%, 11/14/48 (a)	300,000	304,833
4.25%, 11/21/49 (a)	1,100,000	1,024,947
Adventist Health System
3.63%, 03/01/49 (a)	100,000	84,125
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	50,113
4.27%, 08/15/48 (a)	150,000	145,002
3.39%, 10/15/49 (a)	100,000	84,397
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	150,000	134,891
2.10%, 06/04/30 (a)	100,000	84,382
2.30%, 03/12/31 (a)	200,000	168,918
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	85,835
AHS Hospital Corp.
5.02%, 07/01/45	150,000	160,627
2.78%, 07/01/51 (a)	100,000	72,415
Allina Health System
3.89%, 04/15/49	100,000	91,683
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Altria Group, Inc.
4.00%, 01/31/24	200,000	203,410
2.35%, 05/06/25 (a)	170,000	163,666
4.40%, 02/14/26 (a)	200,000	202,838
2.63%, 09/16/26 (a)	100,000	94,636
4.80%, 02/14/29 (a)	350,000	349,993
3.40%, 05/06/30 (a)	200,000	180,288
2.45%, 02/04/32 (a)	350,000	282,394
5.80%, 02/14/39 (a)	300,000	296,916
3.40%, 02/04/41 (a)	300,000	218,616
4.25%, 08/09/42	200,000	161,196
4.50%, 05/02/43	100,000	82,796
5.38%, 01/31/44	345,000	327,043
3.88%, 09/16/46 (a)	200,000	149,612
5.95%, 02/14/49 (a)	500,000	481,880
4.45%, 05/06/50 (a)	50,000	39,645
3.70%, 02/04/51 (a)	250,000	175,480
4.00%, 02/04/61 (a)	200,000	143,140
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	200,000	200,634
3.25%, 03/01/25 (a)	100,000	99,274
3.45%, 12/15/27 (a)	100,000	98,633
2.80%, 05/15/30 (a)	150,000	135,444
2.70%, 03/15/31 (a)	200,000	177,774
4.25%, 03/01/45 (a)	100,000	91,112
4.30%, 12/15/47 (a)	100,000	94,655
Amgen, Inc.
2.25%, 08/19/23 (a)	200,000	199,494
3.63%, 05/22/24 (a)	250,000	253,007
1.90%, 02/21/25 (a)	100,000	96,678
3.13%, 05/01/25 (a)	250,000	249,667
2.60%, 08/19/26 (a)	330,000	318,684
2.20%, 02/21/27 (a)	300,000	283,038
3.20%, 11/02/27 (a)	150,000	146,363
1.65%, 08/15/28 (a)	300,000	264,447
2.45%, 02/21/30 (a)	200,000	179,364
2.30%, 02/25/31 (a)	325,000	285,837
2.00%, 01/15/32 (a)	300,000	252,411
3.35%, 02/22/32 (a)	200,000	189,038
3.15%, 02/21/40 (a)	400,000	331,320
2.80%, 08/15/41 (a)	200,000	157,224
4.95%, 10/01/41	100,000	101,956
5.15%, 11/15/41 (a)	100,000	104,772
4.40%, 05/01/45 (a)	450,000	431,046
4.56%, 06/15/48 (a)	250,000	243,017
3.38%, 02/21/50 (a)	400,000	323,324
4.66%, 06/15/51 (a)	725,000	720,766
3.00%, 01/15/52 (a)	300,000	225,111
4.20%, 02/22/52 (a)	200,000	185,062
2.77%, 09/01/53 (a)	219,000	156,083
4.40%, 02/22/62 (a)	250,000	229,320
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	650,000	652,301
4.70%, 02/01/36 (a)	1,055,000	1,067,407
4.90%, 02/01/46 (a)	1,800,000	1,800,018
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	151,748
4.00%, 01/17/43	100,000	88,510
4.63%, 02/01/44	200,000	192,140
4.90%, 02/01/46 (a)	200,000	199,430
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	450,000	454,275
4.75%, 01/23/29 (a)	850,000	887,272
3.50%, 06/01/30 (a)	350,000	337,708
4.90%, 01/23/31 (a)	100,000	105,721
4.38%, 04/15/38 (a)	250,000	241,102
8.20%, 01/15/39	250,000	343,430
5.45%, 01/23/39 (a)	300,000	322,284

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
8.00%, 11/15/39	150,000	200,461
4.35%, 06/01/40 (a)	250,000	238,587
4.95%, 01/15/42	200,000	201,590
3.75%, 07/15/42	100,000	86,483
4.60%, 04/15/48 (a)	500,000	478,770
4.44%, 10/06/48 (a)	350,000	327,579
5.55%, 01/23/49 (a)	800,000	874,392
4.50%, 06/01/50 (a)	400,000	380,928
4.75%, 04/15/58 (a)	300,000	288,660
5.80%, 01/23/59 (a)	350,000	395,374
4.60%, 06/01/60 (a)	200,000	188,348
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	195,180
3.25%, 03/27/30 (a)	200,000	193,246
2.90%, 03/01/32 (a)	150,000	139,113
5.38%, 09/15/35	100,000	112,239
4.54%, 03/26/42	100,000	102,794
3.75%, 09/15/47 (a)	200,000	187,752
4.50%, 03/15/49 (a)	100,000	105,278
2.70%, 09/15/51 (a)	100,000	77,664
Ascension Health
3.11%, 11/15/39 (a)	100,000	85,493
3.95%, 11/15/46	250,000	237,677
4.85%, 11/15/53	100,000	108,519
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	300,000	287,655
1.20%, 05/28/26 (a)	250,000	230,172
1.75%, 05/28/28 (a)	250,000	226,157
2.25%, 05/28/31 (a)	150,000	133,515
AstraZeneca PLC
3.50%, 08/17/23 (a)	200,000	202,292
3.38%, 11/16/25	300,000	301,707
0.70%, 04/08/26 (a)	300,000	272,250
3.13%, 06/12/27 (a)	100,000	98,354
4.00%, 01/17/29 (a)	250,000	254,282
1.38%, 08/06/30 (a)	250,000	209,370
6.45%, 09/15/37	430,000	541,619
4.00%, 09/18/42	250,000	242,712
4.38%, 11/16/45	100,000	101,184
4.38%, 08/17/48 (a)	150,000	153,736
2.13%, 08/06/50 (a)	150,000	104,222
3.00%, 05/28/51 (a)	100,000	83,242
Banner Health
2.34%, 01/01/30 (a)	100,000	88,413
1.90%, 01/01/31 (a)	100,000	83,553
3.18%, 01/01/50 (a)	150,000	122,076
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	124,811
BAT Capital Corp.
3.22%, 08/15/24 (a)	400,000	397,304
2.79%, 09/06/24 (a)	150,000	147,224
3.22%, 09/06/26 (a)	200,000	191,092
4.70%, 04/02/27 (a)	150,000	150,141
3.56%, 08/15/27 (a)	700,000	660,975
2.26%, 03/25/28 (a)	350,000	303,373
3.46%, 09/06/29 (a)	100,000	89,125
4.91%, 04/02/30 (a)	225,000	218,727
2.73%, 03/25/31 (a)	250,000	207,417
4.74%, 03/16/32 (a)	200,000	188,740
4.39%, 08/15/37 (a)	250,000	215,440
3.73%, 09/25/40 (a)	250,000	187,347
4.54%, 08/15/47 (a)	500,000	396,115
4.76%, 09/06/49 (a)	150,000	120,825
5.28%, 04/02/50 (a)	100,000	87,250
3.98%, 09/25/50 (a)	200,000	143,928
5.65%, 03/16/52 (a)	125,000	113,859
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	316,452
4.45%, 03/16/28 (a)	100,000	97,417
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	151,521
5.25%, 06/23/45 (a)	99,000	102,912
Baxter International, Inc.
0.87%, 12/01/23 (d)	150,000	145,089
1.32%, 11/29/24 (d)	300,000	284,952
2.60%, 08/15/26 (a)	129,000	123,088
1.92%, 02/01/27 (a)(d)	300,000	274,812
2.27%, 12/01/28 (a)(d)	250,000	224,007
3.95%, 04/01/30 (a)	125,000	122,826
1.73%, 04/01/31 (a)	150,000	122,256
2.54%, 02/01/32 (a)(d)	350,000	302,253
3.50%, 08/15/46 (a)	85,000	68,532
3.13%, 12/01/51 (a)(d)	150,000	112,703
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	91,689
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	84,304
4.19%, 11/15/45 (a)	100,000	96,050
2.84%, 11/15/50 (a)	200,000	150,068
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	191,000	191,661
3.73%, 12/15/24 (a)	102,000	102,998
3.70%, 06/06/27 (a)	298,000	296,796
2.82%, 05/20/30 (a)	200,000	180,322
1.96%, 02/11/31 (a)	200,000	166,154
4.69%, 12/15/44 (a)	250,000	242,980
4.67%, 06/06/47 (a)	200,000	196,126
3.79%, 05/20/50 (a)	150,000	129,392
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	302,691
2.25%, 05/01/30 (a)	300,000	253,737
3.15%, 05/01/50 (a)	300,000	219,624
3.25%, 02/15/51 (a)	292,000	214,740
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	96,372
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31 (a)	100,000	83,862
3.21%, 06/01/50 (a)	100,000	76,698
Boston Scientific Corp.
1.90%, 06/01/25 (a)	200,000	190,932
4.55%, 03/01/39 (a)	150,000	146,727
4.70%, 03/01/49 (a)	300,000	298,284
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (a)	300,000	292,128
2.90%, 07/26/24 (a)	500,000	501,760
3.88%, 08/15/25 (a)	91,000	92,872
0.75%, 11/13/25 (a)	150,000	138,638
3.20%, 06/15/26 (a)	350,000	351,183
3.25%, 02/27/27	150,000	149,697
1.13%, 11/13/27 (a)	250,000	224,807
3.90%, 02/20/28 (a)	300,000	305,235
3.40%, 07/26/29 (a)	500,000	494,050
1.45%, 11/13/30 (a)	150,000	125,913
2.95%, 03/15/32 (a)	350,000	330,022
4.13%, 06/15/39 (a)	400,000	394,692
2.35%, 11/13/40 (a)	150,000	116,073
3.55%, 03/15/42 (a)	250,000	226,287
3.25%, 08/01/42	100,000	85,523
4.63%, 05/15/44 (a)	150,000	154,671
5.00%, 08/15/45 (a)	200,000	216,662
4.35%, 11/15/47 (a)	250,000	250,572

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 02/20/48 (a)	150,000	154,455
4.25%, 10/26/49 (a)	700,000	693,049
2.55%, 11/13/50 (a)	300,000	222,972
3.70%, 03/15/52 (a)	350,000	317,845
3.90%, 03/15/62 (a)	200,000	181,774
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	140,367
Brunswick Corp.
0.85%, 08/18/24 (a)	100,000	94,377
2.40%, 08/18/31 (a)	150,000	117,089
5.10%, 04/01/52 (a)	75,000	61,585
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	150,000	140,292
3.25%, 08/15/26 (a)	150,000	146,138
3.75%, 09/25/27 (a)	150,000	147,989
2.75%, 05/14/31 (a)	150,000	130,160
Campbell Soup Co.
3.95%, 03/15/25 (a)	100,000	101,064
3.30%, 03/19/25 (a)	150,000	149,063
4.15%, 03/15/28 (a)	250,000	250,820
4.80%, 03/15/48 (a)	100,000	98,225
3.13%, 04/24/50 (a)	200,000	149,978
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	200,000	199,106
3.75%, 09/15/25 (a)	130,000	130,844
3.41%, 06/15/27 (a)	250,000	245,655
4.50%, 11/15/44 (a)	100,000	89,286
4.90%, 09/15/45 (a)	80,000	75,950
4.37%, 06/15/47 (a)	100,000	89,450
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	150,000	112,767
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	103,776
Children's Hospital
2.93%, 07/15/50 (a)	100,000	73,467
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	97,530
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	97,446
3.95%, 08/01/47 (a)	100,000	90,166
Cigna Corp.
3.75%, 07/15/23 (a)	271,000	273,818
0.61%, 03/15/24 (a)	100,000	95,801
3.50%, 06/15/24 (a)	145,000	146,198
3.25%, 04/15/25 (a)	200,000	199,200
4.13%, 11/15/25 (a)	450,000	457,870
4.50%, 02/25/26 (a)	194,000	199,754
1.25%, 03/15/26 (a)	200,000	183,372
3.40%, 03/01/27 (a)	142,000	139,881
3.05%, 10/15/27 (a)	145,000	139,687
4.38%, 10/15/28 (a)	760,000	771,689
2.40%, 03/15/30 (a)	250,000	221,340
2.38%, 03/15/31 (a)	250,000	218,732
4.80%, 08/15/38 (a)	380,000	385,905
3.20%, 03/15/40 (a)	150,000	124,008
6.13%, 11/15/41	100,000	113,810
4.80%, 07/15/46 (a)	270,000	269,249
3.88%, 10/15/47 (a)	145,000	124,961
4.90%, 12/15/48 (a)	550,000	550,621
3.40%, 03/15/50 (a)	250,000	200,672
3.40%, 03/15/51 (a)	300,000	240,276
City of Hope
5.62%, 11/15/43	100,000	110,812
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	100,601
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Coca-Cola Femsa S.A.B. de CV
2.75%, 01/22/30 (a)	200,000	183,280
1.85%, 09/01/32 (a)	100,000	81,273
5.25%, 11/26/43	150,000	156,906
Colgate-Palmolive Co.
3.25%, 03/15/24	100,000	101,122
4.00%, 08/15/45	100,000	96,563
3.70%, 08/01/47 (a)	100,000	94,103
CommonSpirit Health
2.76%, 10/01/24 (a)	100,000	98,179
1.55%, 10/01/25 (a)	125,000	116,206
3.35%, 10/01/29 (a)	150,000	139,571
4.35%, 11/01/42	150,000	136,191
3.82%, 10/01/49 (a)	150,000	129,999
4.19%, 10/01/49 (a)	200,000	172,904
3.91%, 10/01/50 (a)	100,000	82,457
Community Health Network, Inc.
3.10%, 05/01/50 (a)	150,000	115,965
Conagra Brands, Inc.
0.50%, 08/11/23 (a)	150,000	145,622
4.30%, 05/01/24 (a)	200,000	202,900
4.60%, 11/01/25 (a)	150,000	153,081
1.38%, 11/01/27 (a)	250,000	215,387
4.85%, 11/01/28 (a)	250,000	254,627
5.30%, 11/01/38 (a)	250,000	248,920
5.40%, 11/01/48 (a)	200,000	201,384
Constellation Brands, Inc.
4.75%, 11/15/24	150,000	154,789
4.40%, 11/15/25 (a)	100,000	102,565
4.75%, 12/01/25	100,000	103,759
3.70%, 12/06/26 (a)	250,000	249,565
3.50%, 05/09/27 (a)	100,000	98,265
3.15%, 08/01/29 (a)	50,000	45,962
2.88%, 05/01/30 (a)	400,000	358,368
4.50%, 05/09/47 (a)	150,000	136,673
5.25%, 11/15/48 (a)	150,000	154,020
3.75%, 05/01/50 (a)	200,000	165,168
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	82,631
CVS Health Corp.
3.38%, 08/12/24 (a)	230,000	230,922
2.63%, 08/15/24 (a)	150,000	148,761
4.10%, 03/25/25 (a)	300,000	306,225
3.88%, 07/20/25 (a)	500,000	505,720
2.88%, 06/01/26 (a)	200,000	194,322
3.00%, 08/15/26 (a)	200,000	195,288
3.63%, 04/01/27 (a)	150,000	149,796
1.30%, 08/21/27 (a)	400,000	354,792
4.30%, 03/25/28 (a)	945,000	957,143
3.25%, 08/15/29 (a)	300,000	282,888
3.75%, 04/01/30 (a)	300,000	289,830
1.75%, 08/21/30 (a)	350,000	291,375
1.88%, 02/28/31 (a)	250,000	208,320
2.13%, 09/15/31 (a)	200,000	168,496
4.88%, 07/20/35 (a)	200,000	206,352
4.78%, 03/25/38 (a)	1,000,000	1,003,560
4.13%, 04/01/40 (a)	200,000	183,704
2.70%, 08/21/40 (a)	200,000	152,192
5.30%, 12/05/43 (a)	100,000	103,811
5.13%, 07/20/45 (a)	600,000	612,936
5.05%, 03/25/48 (a)	1,500,000	1,530,195
4.25%, 04/01/50 (a)	150,000	137,513
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	50,283
4.38%, 09/15/45 (a)	100,000	96,582
2.60%, 10/01/50 (a)	200,000	145,138
2.80%, 12/10/51 (a)	200,000	151,246

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	218,757
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	100,000	97,678
2.60%, 11/15/29 (a)	100,000	91,825
3.25%, 11/15/39 (a)	250,000	219,177
3.40%, 11/15/49 (a)	200,000	168,560
Diageo Capital PLC
2.13%, 10/24/24 (a)	200,000	196,032
1.38%, 09/29/25 (a)	200,000	188,584
3.88%, 05/18/28 (a)	200,000	202,938
2.38%, 10/24/29 (a)	200,000	181,964
2.00%, 04/29/30 (a)	250,000	219,352
2.13%, 04/29/32 (a)	200,000	173,104
3.88%, 04/29/43 (a)	100,000	93,316
Diageo Investment Corp.
4.25%, 05/11/42	150,000	146,624
Dignity Health
4.50%, 11/01/42	50,000	46,812
5.27%, 11/01/64	100,000	100,441
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	138,875
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	101,521
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	99,664
3.10%, 05/15/27 (a)	100,000	98,779
3.38%, 03/15/29 (a)	200,000	198,528
3.70%, 03/01/45 (a)	100,000	95,268
3.95%, 05/15/47 (a)	50,000	49,584
3.95%, 03/15/49 (a)	200,000	199,706
2.25%, 05/15/50 (a)	200,000	145,258
4.15%, 03/15/59 (a)	150,000	149,498
2.50%, 09/15/60 (a)	200,000	143,082
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	83,959
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	200,000	189,976
3.50%, 01/16/50 (a)	300,000	247,188
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	150,000	130,965
General Mills, Inc.
4.00%, 04/17/25 (a)	300,000	305,751
4.20%, 04/17/28 (a)	375,000	381,949
2.88%, 04/15/30 (a)	150,000	136,566
5.40%, 06/15/40	150,000	160,644
3.00%, 02/01/51 (a)	300,000	229,605
Gilead Sciences, Inc.
2.50%, 09/01/23 (a)	200,000	199,766
0.75%, 09/29/23 (a)	375,000	365,089
3.50%, 02/01/25 (a)	400,000	402,216
3.65%, 03/01/26 (a)	550,000	551,408
2.95%, 03/01/27 (a)	200,000	193,998
1.20%, 10/01/27 (a)	150,000	132,132
1.65%, 10/01/30 (a)	200,000	169,572
4.60%, 09/01/35 (a)	200,000	207,284
4.00%, 09/01/36 (a)	100,000	97,425
2.60%, 10/01/40 (a)	100,000	76,633
5.65%, 12/01/41 (a)	224,000	249,583
4.80%, 04/01/44 (a)	300,000	303,306
4.50%, 02/01/45 (a)	350,000	336,728
4.75%, 03/01/46 (a)	470,000	470,479
4.15%, 03/01/47 (a)	300,000	276,444
2.80%, 10/01/50 (a)	250,000	182,997
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	250,000	243,822
3.00%, 06/01/24 (a)	200,000	200,796
3.38%, 06/01/29 (a)	200,000	196,902
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	150,000	152,626
3.88%, 05/15/28	400,000	408,672
6.38%, 05/15/38	563,000	698,621
4.20%, 03/18/43	100,000	99,125
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/25 (d)	350,000	346,745
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (a)(d)	400,000	391,868
3.38%, 03/24/29 (a)(d)	250,000	238,362
3.63%, 03/24/32 (a)(d)	400,000	382,652
4.00%, 03/24/52 (a)(d)	250,000	227,415
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	189,447
2.88%, 09/01/50 (a)	100,000	74,769
4.50%, 07/01/57 (a)	50,000	49,963
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	62,580
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	99,587
3.55%, 11/19/26 (a)	150,000	146,927
3.50%, 09/15/27 (a)	100,000	96,722
3.90%, 11/19/29 (a)	100,000	95,760
6.35%, 03/15/40	50,000	54,482
5.10%, 05/15/44 (a)	150,000	144,036
HCA, Inc.
5.00%, 03/15/24	400,000	411,112
5.38%, 02/01/25	500,000	517,550
5.25%, 04/15/25	300,000	311,265
5.88%, 02/15/26 (a)	250,000	262,465
5.25%, 06/15/26 (a)	350,000	362,824
4.50%, 02/15/27 (a)	200,000	202,140
3.13%, 03/15/27 (a)(d)	100,000	95,406
5.63%, 09/01/28 (a)	250,000	262,530
5.88%, 02/01/29 (a)	200,000	211,751
3.38%, 03/15/29 (a)(d)	100,000	92,830
4.13%, 06/15/29 (a)	350,000	340,567
3.50%, 09/01/30 (a)	400,000	365,120
2.38%, 07/15/31 (a)	200,000	167,594
3.63%, 03/15/32 (a)(d)	400,000	364,672
5.13%, 06/15/39 (a)	150,000	146,249
4.38%, 03/15/42 (a)(d)	100,000	87,971
5.50%, 06/15/47 (a)	300,000	297,750
5.25%, 06/15/49 (a)	350,000	337,844
3.50%, 07/15/51 (a)	300,000	225,864
4.63%, 03/15/52 (a)(d)	400,000	354,232
Hormel Foods Corp.
0.65%, 06/03/24 (a)	250,000	239,437
1.70%, 06/03/28 (a)	150,000	135,309
1.80%, 06/11/30 (a)	150,000	127,983
3.05%, 06/03/51 (a)	150,000	118,425
Illumina, Inc.
2.55%, 03/23/31 (a)	150,000	127,206
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	51,919
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	134,214
3.90%, 06/01/50 (a)	100,000	85,542
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	90,060

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson & Johnson
3.38%, 12/05/23	400,000	406,236
2.63%, 01/15/25 (a)	100,000	100,137
0.55%, 09/01/25 (a)	300,000	278,889
2.45%, 03/01/26 (a)	250,000	246,325
2.95%, 03/03/27 (a)	100,000	99,747
0.95%, 09/01/27 (a)	400,000	359,528
2.90%, 01/15/28 (a)	200,000	196,654
1.30%, 09/01/30 (a)	400,000	343,860
4.38%, 12/05/33 (a)	150,000	160,525
3.55%, 03/01/36 (a)	100,000	98,275
3.63%, 03/03/37 (a)	600,000	590,004
3.40%, 01/15/38 (a)	150,000	140,366
2.10%, 09/01/40 (a)	350,000	266,322
4.50%, 09/01/40	150,000	156,286
3.70%, 03/01/46 (a)	430,000	410,229
3.75%, 03/03/47 (a)	200,000	191,636
3.50%, 01/15/48 (a)	150,000	138,083
2.25%, 09/01/50 (a)	350,000	254,422
2.45%, 09/01/60 (a)	250,000	178,572
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	98,265
2.81%, 06/01/41 (a)	250,000	199,637
4.88%, 04/01/42	150,000	158,803
4.15%, 05/01/47 (a)	350,000	337,085
3.27%, 11/01/49 (a)	150,000	122,178
3.00%, 06/01/51 (a)	250,000	196,200
Kellogg Co.
2.65%, 12/01/23	300,000	300,411
3.40%, 11/15/27 (a)	100,000	97,689
4.30%, 05/15/28 (a)	100,000	101,542
2.10%, 06/01/30 (a)	150,000	127,727
7.45%, 04/01/31	100,000	119,847
4.50%, 04/01/46	100,000	96,324
Keurig Dr Pepper, Inc.
3.13%, 12/15/23 (a)	250,000	251,087
0.75%, 03/15/24 (a)	100,000	96,098
4.42%, 05/25/25 (a)	250,000	256,137
2.55%, 09/15/26 (a)	100,000	95,089
4.60%, 05/25/28 (a)	550,000	563,524
3.20%, 05/01/30 (a)	200,000	184,288
2.25%, 03/15/31 (a)	100,000	84,747
4.05%, 04/15/32 (a)	200,000	192,630
4.50%, 11/15/45 (a)	150,000	139,965
3.80%, 05/01/50 (a)	150,000	126,296
4.50%, 04/15/52 (a)	200,000	185,034
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	147,482
1.05%, 09/15/27 (a)	250,000	222,417
3.95%, 11/01/28 (a)	200,000	204,382
3.20%, 04/25/29 (a)	100,000	97,092
3.10%, 03/26/30 (a)	250,000	239,835
2.00%, 11/02/31 (a)	150,000	129,051
3.20%, 07/30/46 (a)	100,000	83,536
3.90%, 05/04/47 (a)	100,000	92,287
2.88%, 02/07/50 (a)	100,000	78,163
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	41,502
Koninklijke Philips N.V.
6.88%, 03/11/38	150,000	178,710
5.00%, 03/15/42	95,000	94,949
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	450,000	435,123
3.88%, 05/15/27 (a)	250,000	247,795
3.75%, 04/01/30 (a)	250,000	238,657
4.25%, 03/01/31 (a)	200,000	196,582
6.50%, 02/09/40	250,000	279,447
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 07/15/45 (a)	450,000	438,997
4.38%, 06/01/46 (a)	600,000	531,858
4.88%, 10/01/49 (a)	400,000	374,408
5.50%, 06/01/50 (a)	200,000	204,288
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	200,000	202,512
3.25%, 09/01/24 (a)	100,000	100,388
2.30%, 12/01/24 (a)	100,000	97,422
3.60%, 02/01/25 (a)	150,000	150,188
3.60%, 09/01/27 (a)	150,000	148,724
2.95%, 12/01/29 (a)	100,000	91,386
2.70%, 06/01/31 (a)	150,000	130,805
4.70%, 02/01/45 (a)	150,000	142,097
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	90,781
4.12%, 07/01/55	100,000	95,483
3.34%, 07/01/60 (a)	100,000	79,087
Mayo Clinic
4.00%, 11/15/47	100,000	96,988
3.20%, 11/15/61 (a)	150,000	118,001
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	149,447
0.90%, 02/15/26 (a)	200,000	180,188
3.40%, 08/15/27 (a)	150,000	146,826
1.85%, 02/15/31 (a)	100,000	82,307
4.20%, 08/15/47 (a)	50,000	46,164
McKesson Corp.
3.80%, 03/15/24 (a)	100,000	101,066
0.90%, 12/03/25 (a)	200,000	183,420
3.95%, 02/16/28 (a)	100,000	99,362
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	96,169
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	153,324
5.90%, 11/01/39	150,000	173,455
Medtronic, Inc.
3.50%, 03/15/25	350,000	355,813
4.38%, 03/15/35	400,000	418,616
4.63%, 03/15/45	375,000	397,031
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	108,708
4.20%, 07/01/55	190,000	184,287
Merck & Co., Inc.
2.90%, 03/07/24 (a)	150,000	150,650
2.75%, 02/10/25 (a)	480,000	479,573
0.75%, 02/24/26 (a)	250,000	229,970
1.70%, 06/10/27 (a)	300,000	278,256
1.90%, 12/10/28 (a)	200,000	182,616
3.40%, 03/07/29 (a)	350,000	346,580
1.45%, 06/24/30 (a)	250,000	212,922
2.15%, 12/10/31 (a)	400,000	354,748
3.90%, 03/07/39 (a)	300,000	297,396
2.35%, 06/24/40 (a)	250,000	199,050
3.60%, 09/15/42 (a)	100,000	91,878
4.15%, 05/18/43	200,000	199,262
3.70%, 02/10/45 (a)	400,000	370,136
4.00%, 03/07/49 (a)	300,000	292,098
2.45%, 06/24/50 (a)	250,000	185,085
2.75%, 12/10/51 (a)	400,000	311,276
2.90%, 12/10/61 (a)	300,000	227,823
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	337,743
5.00%, 05/01/42	250,000	242,022
4.20%, 07/15/46 (a)	330,000	288,829

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	166,544
2.63%, 03/17/27 (a)	150,000	143,058
2.75%, 04/13/30 (a)	150,000	135,590
1.50%, 02/04/31 (a)	150,000	121,481
3.00%, 03/17/32 (a)	150,000	135,654
1.88%, 10/15/32 (a)	150,000	121,724
2.63%, 09/04/50 (a)	250,000	178,935
Montefiore Obligated Group
4.29%, 09/01/50	100,000	76,075
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	100,000	82,991
3.39%, 07/01/50 (a)	150,000	119,819
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	74,141
Mylan, Inc.
4.20%, 11/29/23 (a)	130,000	131,162
4.55%, 04/15/28 (a)	150,000	147,504
5.40%, 11/29/43 (a)	100,000	90,616
5.20%, 04/15/48 (a)	100,000	87,979
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	145,000	134,147
4.26%, 11/01/47 (a)	150,000	136,745
3.81%, 11/01/49 (a)	100,000	85,310
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	82,594
3.17%, 11/01/51 (a)	100,000	79,647
Novartis Capital Corp.
3.40%, 05/06/24	350,000	354,991
1.75%, 02/14/25 (a)	300,000	292,371
3.00%, 11/20/25 (a)	250,000	251,055
2.00%, 02/14/27 (a)	200,000	189,844
3.10%, 05/17/27 (a)	200,000	199,182
2.20%, 08/14/30 (a)	250,000	225,740
3.70%, 09/21/42	100,000	93,637
4.40%, 05/06/44	350,000	362,278
4.00%, 11/20/45 (a)	300,000	292,377
2.75%, 08/14/50 (a)	200,000	161,540
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	150,000	106,775
NYU Langone Hospitals
4.78%, 07/01/44	100,000	101,859
4.37%, 07/01/47 (a)	100,000	94,709
3.38%, 07/01/55 (a)	150,000	116,336
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	46,764
3.33%, 10/01/50 (a)	100,000	81,048
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	50,000	46,313
4.79%, 11/15/48 (a)	100,000	101,436
3.22%, 11/15/50 (a)	100,000	76,980
PepsiCo, Inc.
0.40%, 10/07/23	200,000	195,552
3.60%, 03/01/24 (a)	150,000	152,365
2.25%, 03/19/25 (a)	300,000	296,235
2.75%, 04/30/25 (a)	150,000	149,799
3.50%, 07/17/25 (a)	150,000	152,317
2.85%, 02/24/26 (a)	100,000	99,356
2.38%, 10/06/26 (a)	250,000	243,280
2.63%, 03/19/27 (a)	150,000	146,643
3.00%, 10/15/27 (a)	250,000	249,192
2.63%, 07/29/29 (a)	250,000	236,390
2.75%, 03/19/30 (a)	350,000	330,190
1.63%, 05/01/30 (a)	200,000	173,642
1.40%, 02/25/31 (a)	200,000	168,272
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.95%, 10/21/31 (a)	250,000	218,980
3.50%, 03/19/40 (a)	200,000	186,416
2.63%, 10/21/41 (a)	150,000	123,732
3.60%, 08/13/42	150,000	135,680
4.45%, 04/14/46 (a)	200,000	210,594
3.45%, 10/06/46 (a)	150,000	135,503
4.00%, 05/02/47 (a)	100,000	98,438
3.38%, 07/29/49 (a)	150,000	132,699
2.88%, 10/15/49 (a)	150,000	125,316
3.63%, 03/19/50 (a)	200,000	188,498
3.88%, 03/19/60 (a)	200,000	193,056
PerkinElmer, Inc.
0.85%, 09/15/24 (a)	150,000	141,009
1.90%, 09/15/28 (a)	200,000	172,690
3.30%, 09/15/29 (a)	150,000	137,747
2.55%, 03/15/31 (a)	100,000	85,468
2.25%, 09/15/31 (a)	150,000	124,046
Pfizer, Inc.
3.00%, 06/15/23	300,000	301,644
3.20%, 09/15/23 (a)	200,000	202,076
2.95%, 03/15/24 (a)	150,000	150,978
0.80%, 05/28/25 (a)	250,000	235,610
2.75%, 06/03/26	300,000	295,644
3.00%, 12/15/26	350,000	347,816
3.60%, 09/15/28 (a)	200,000	202,704
3.45%, 03/15/29 (a)	300,000	297,003
2.63%, 04/01/30 (a)	300,000	279,876
1.70%, 05/28/30 (a)	200,000	173,806
1.75%, 08/18/31 (a)	300,000	257,280
4.00%, 12/15/36	150,000	151,810
4.10%, 09/15/38 (a)	150,000	149,774
3.90%, 03/15/39 (a)	200,000	194,910
7.20%, 03/15/39	460,000	624,726
2.55%, 05/28/40 (a)	200,000	163,436
4.30%, 06/15/43	100,000	101,473
4.40%, 05/15/44	180,000	184,408
4.13%, 12/15/46	250,000	248,647
4.20%, 09/15/48 (a)	200,000	201,560
4.00%, 03/15/49 (a)	250,000	244,950
2.70%, 05/28/50 (a)	250,000	199,110
Philip Morris International, Inc.
3.60%, 11/15/23	100,000	101,374
2.88%, 05/01/24 (a)	150,000	150,221
3.25%, 11/10/24	80,000	80,413
1.50%, 05/01/25 (a)	175,000	166,656
3.38%, 08/11/25 (a)	130,000	130,169
0.88%, 05/01/26 (a)	150,000	135,249
3.13%, 03/02/28 (a)	150,000	142,880
3.38%, 08/15/29 (a)	150,000	141,426
2.10%, 05/01/30 (a)	200,000	168,924
1.75%, 11/01/30 (a)	150,000	121,692
6.38%, 05/16/38	250,000	278,737
4.38%, 11/15/41	200,000	179,688
4.50%, 03/20/42	200,000	180,758
3.88%, 08/21/42	100,000	82,712
4.13%, 03/04/43	175,000	149,483
4.88%, 11/15/43	100,000	94,931
4.25%, 11/10/44	200,000	173,470
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	152,140
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	180,700
3.93%, 10/01/48 (a)	100,000	89,066
2.70%, 10/01/51 (a)	150,000	104,508
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	150,152
3.45%, 06/01/26 (a)	150,000	149,259

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 06/30/29 (a)	100,000	99,815
2.95%, 06/30/30 (a)	150,000	135,803
2.80%, 06/30/31 (a)	200,000	176,644
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	300,000	249,027
2.80%, 09/15/50 (a)	150,000	107,933
Reynolds American, Inc.
4.85%, 09/15/23	150,000	153,345
4.45%, 06/12/25 (a)	495,000	501,856
5.70%, 08/15/35 (a)	150,000	149,073
7.25%, 06/15/37	150,000	165,868
6.15%, 09/15/43	100,000	97,002
5.85%, 08/15/45 (a)	350,000	327,169
Royalty Pharma PLC
0.75%, 09/02/23	100,000	97,134
1.20%, 09/02/25 (a)	250,000	229,407
1.75%, 09/02/27 (a)	200,000	176,938
2.20%, 09/02/30 (a)	200,000	166,978
2.15%, 09/02/31 (a)	150,000	121,919
3.30%, 09/02/40 (a)	200,000	157,484
3.55%, 09/02/50 (a)	150,000	110,345
3.35%, 09/02/51 (a)	150,000	106,242
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	97,132
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	37,158
Sanofi
3.38%, 06/19/23 (a)	150,000	151,335
3.63%, 06/19/28 (a)	250,000	253,240
Sharp HealthCare
2.68%, 08/01/50 (a)	150,000	108,296
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	210,000	209,429
3.20%, 09/23/26 (a)	635,000	621,170
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	206,015
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	50,000	42,222
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	94,932
3.80%, 11/15/48 (a)	200,000	181,176
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	150,000	129,417
3.75%, 03/15/51 (a)	150,000	121,854
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	193,192
1.15%, 06/15/25 (a)	200,000	186,914
3.38%, 11/01/25 (a)	150,000	149,322
3.50%, 03/15/26 (a)	150,000	150,099
3.65%, 03/07/28 (a)	150,000	148,194
1.95%, 06/15/30 (a)	250,000	213,802
4.38%, 05/15/44 (a)	100,000	94,094
4.63%, 03/15/46 (a)	150,000	149,211
2.90%, 06/15/50 (a)	200,000	151,822
Sutter Health
1.32%, 08/15/25 (a)	200,000	186,344
2.29%, 08/15/30 (a)	100,000	86,547
3.16%, 08/15/40 (a)	100,000	81,357
4.09%, 08/15/48 (a)	65,000	58,759
3.36%, 08/15/50 (a)	150,000	119,397
Sysco Corp.
3.75%, 10/01/25 (a)	100,000	101,004
3.30%, 07/15/26 (a)	150,000	148,025
3.25%, 07/15/27 (a)	150,000	145,695
2.40%, 02/15/30 (a)	200,000	175,570
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 04/01/30 (a)	200,000	219,914
2.45%, 12/14/31 (a)	150,000	129,606
4.85%, 10/01/45 (a)	100,000	98,366
4.50%, 04/01/46 (a)	150,000	141,071
4.45%, 03/15/48 (a)	100,000	92,214
3.30%, 02/15/50 (a)	100,000	78,483
6.60%, 04/01/50 (a)	250,000	305,632
3.15%, 12/14/51 (a)	150,000	114,173
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	200,000	203,534
5.00%, 11/26/28 (a)	250,000	261,915
2.05%, 03/31/30 (a)	500,000	428,860
3.03%, 07/09/40 (a)	200,000	161,046
3.18%, 07/09/50 (a)	250,000	194,377
3.38%, 07/09/60 (a)	200,000	150,834
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	133,716
The Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	97,004
2.59%, 02/01/50 (a)	80,000	56,786
The Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	73,462
The Cleveland Clinic Foundation
4.86%, 01/01/14	100,000	98,949
The Clorox Co.
3.50%, 12/15/24 (a)	100,000	101,680
3.10%, 10/01/27 (a)	150,000	146,349
3.90%, 05/15/28 (a)	100,000	100,092
The Coca-Cola Co.
1.75%, 09/06/24	200,000	197,510
3.38%, 03/25/27	200,000	202,214
1.45%, 06/01/27	200,000	184,440
1.50%, 03/05/28	200,000	181,420
1.00%, 03/15/28	300,000	265,017
2.13%, 09/06/29	150,000	136,698
3.45%, 03/25/30	200,000	198,948
1.65%, 06/01/30	300,000	260,571
2.00%, 03/05/31	200,000	176,574
1.38%, 03/15/31	250,000	209,257
2.25%, 01/05/32	350,000	313,008
2.50%, 06/01/40	200,000	162,808
2.88%, 05/05/41	150,000	128,333
4.20%, 03/25/50	100,000	101,937
2.60%, 06/01/50	300,000	231,882
3.00%, 03/05/51	350,000	294,052
2.50%, 03/15/51	300,000	226,605
2.75%, 06/01/60	200,000	150,352
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	200,000	196,484
3.15%, 03/15/27 (a)	100,000	99,417
2.38%, 12/01/29 (a)	100,000	91,277
2.60%, 04/15/30 (a)	150,000	137,774
1.95%, 03/15/31 (a)	150,000	129,303
6.00%, 05/15/37	90,000	106,434
4.15%, 03/15/47 (a)	100,000	97,032
3.13%, 12/01/49 (a)	150,000	123,597
The Hershey Co.
2.05%, 11/15/24 (a)	100,000	98,415
0.90%, 06/01/25 (a)	150,000	140,774
2.45%, 11/15/29 (a)	100,000	91,395
3.13%, 11/15/49 (a)	100,000	81,607
2.65%, 06/01/50 (a)	100,000	75,090
The JM Smucker Co.
3.50%, 03/15/25	237,000	236,265
2.38%, 03/15/30 (a)	100,000	87,298
2.13%, 03/15/32 (a)	250,000	207,567

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 03/15/45	100,000	92,881
3.55%, 03/15/50 (a)	100,000	78,486
The Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	139,619
The Kroger Co.
3.50%, 02/01/26 (a)	200,000	199,134
2.65%, 10/15/26 (a)	150,000	143,198
3.70%, 08/01/27 (a)	100,000	99,410
4.50%, 01/15/29 (a)	200,000	204,098
2.20%, 05/01/30 (a)	200,000	174,038
1.70%, 01/15/31 (a)	100,000	82,042
5.40%, 07/15/40 (a)	100,000	105,206
5.00%, 04/15/42 (a)	100,000	100,786
3.88%, 10/15/46 (a)	100,000	86,596
4.45%, 02/01/47 (a)	350,000	331,243
4.65%, 01/15/48 (a)	150,000	144,804
3.95%, 01/15/50 (a)	150,000	131,789
The Methodist Hospital
2.71%, 12/01/50 (a)	150,000	107,859
The New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	150,000	109,794
4.02%, 08/01/45	150,000	141,344
2.61%, 08/01/60 (a)	100,000	67,268
3.95%, 08/01/19 (a)	100,000	80,209
The Procter & Gamble Co.
3.10%, 08/15/23	150,000	151,733
0.55%, 10/29/25	125,000	116,600
2.70%, 02/02/26	150,000	149,151
1.00%, 04/23/26	250,000	232,047
2.45%, 11/03/26	241,000	235,537
1.90%, 02/01/27	200,000	190,178
2.80%, 03/25/27	200,000	196,312
2.85%, 08/11/27	150,000	147,695
3.00%, 03/25/30	200,000	192,636
1.20%, 10/29/30	150,000	125,150
1.95%, 04/23/31	150,000	132,729
2.30%, 02/01/32	200,000	181,496
3.55%, 03/25/40	100,000	93,806
3.50%, 10/25/47	200,000	184,922
3.60%, 03/25/50	175,000	166,196
The Toledo Hospital
5.33%, 11/15/28	150,000	149,552
6.02%, 11/15/48	50,000	48,352
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23 (a)	200,000	194,906
1.22%, 10/18/24 (a)	500,000	478,765
1.75%, 10/15/28 (a)	200,000	177,636
2.60%, 10/01/29 (a)	150,000	137,444
2.00%, 10/15/31 (a)	250,000	214,462
2.80%, 10/15/41 (a)	250,000	202,190
5.30%, 02/01/44 (a)	45,000	49,698
4.10%, 08/15/47 (a)	150,000	145,185
Trinity Health Corp.
4.13%, 12/01/45	100,000	94,977
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	100,000	101,314
3.95%, 08/15/24 (a)	300,000	304,539
4.00%, 03/01/26 (a)	100,000	101,098
3.55%, 06/02/27 (a)	250,000	247,540
4.35%, 03/01/29 (a)	150,000	152,488
4.88%, 08/15/34 (a)	150,000	155,794
5.15%, 08/15/44 (a)	150,000	156,159
4.55%, 06/02/47 (a)	100,000	96,273
5.10%, 09/28/48 (a)	300,000	314,520
Unilever Capital Corp.
0.38%, 09/14/23	50,000	48,708
2.60%, 05/05/24 (a)	200,000	199,280
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 03/22/25 (a)	100,000	100,867
2.00%, 07/28/26	250,000	238,775
2.90%, 05/05/27 (a)	250,000	243,715
3.50%, 03/22/28 (a)	250,000	249,785
2.13%, 09/06/29 (a)	150,000	135,024
1.38%, 09/14/30 (a)	100,000	82,790
1.75%, 08/12/31 (a)	150,000	127,013
5.90%, 11/15/32	250,000	292,282
2.63%, 08/12/51 (a)	100,000	74,183
Universal Health Services, Inc.
1.65%, 09/01/26 (a)(d)	150,000	134,069
2.65%, 10/15/30 (a)(d)	225,000	190,404
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	300,000	293,571
5.25%, 06/15/46 (a)	200,000	178,628
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	138,533
2.30%, 06/22/27 (a)	200,000	179,042
2.70%, 06/22/30 (a)	300,000	252,348
3.85%, 06/22/40 (a)	300,000	233,802
4.00%, 06/22/50 (a)	400,000	296,552
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	75,203
Whirlpool Corp.
3.70%, 05/01/25	100,000	100,084
4.75%, 02/26/29 (a)	100,000	101,819
2.40%, 05/15/31 (a)	100,000	85,006
4.50%, 06/01/46 (a)	100,000	90,200
4.60%, 05/15/50 (a)	100,000	91,485
Wyeth LLC
6.50%, 02/01/34	150,000	184,071
6.00%, 02/15/36	100,000	120,000
5.95%, 04/01/37	400,000	482,392
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	106,140
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	350,000	350,469
3.05%, 01/15/26 (a)	100,000	97,581
3.55%, 03/20/30 (a)	100,000	94,399
4.45%, 08/15/45 (a)	150,000	134,276
Zoetis, Inc.
3.00%, 09/12/27 (a)	200,000	193,376
3.90%, 08/20/28 (a)	100,000	99,946
2.00%, 05/15/30 (a)	150,000	129,893
4.70%, 02/01/43 (a)	195,000	199,062
3.95%, 09/12/47 (a)	100,000	92,586
4.45%, 08/20/48 (a)	100,000	98,827
3.00%, 05/15/50 (a)	100,000	78,733
		172,994,866
Energy 1.7%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	194,070
3.14%, 11/07/29 (a)	100,000	93,244
4.49%, 05/01/30 (a)	150,000	152,807
4.08%, 12/15/47 (a)	300,000	270,582
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	206,340
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	358,347
4.80%, 05/03/29 (a)	100,000	99,189
3.40%, 02/15/31 (a)	250,000	222,837
BP Capital Markets America, Inc.
3.79%, 02/06/24 (a)	150,000	152,301
3.19%, 04/06/25 (a)	250,000	249,667

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 09/21/25 (a)	300,000	305,103
3.41%, 02/11/26 (a)	150,000	149,882
3.12%, 05/04/26 (a)	200,000	197,176
3.02%, 01/16/27 (a)	100,000	97,415
3.54%, 04/06/27 (a)	100,000	100,107
3.59%, 04/14/27 (a)	200,000	199,140
3.94%, 09/21/28 (a)	150,000	150,683
4.23%, 11/06/28 (a)	350,000	357,066
3.63%, 04/06/30 (a)	300,000	293,856
1.75%, 08/10/30 (a)	350,000	297,808
3.06%, 06/17/41 (a)	300,000	248,316
3.00%, 02/24/50 (a)	400,000	309,416
2.77%, 11/10/50 (a)	300,000	221,412
2.94%, 06/04/51 (a)	450,000	342,441
3.00%, 03/17/52 (a)	250,000	192,085
3.38%, 02/08/61 (a)	400,000	319,016
BP Capital Markets PLC
3.81%, 02/10/24	250,000	254,457
3.54%, 11/04/24	200,000	202,406
3.51%, 03/17/25	200,000	201,922
3.28%, 09/19/27 (a)	350,000	343,612
3.72%, 11/28/28 (a)	150,000	148,682
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	100,000	100,654
3.90%, 02/01/25 (a)	130,000	130,555
2.05%, 07/15/25 (a)	150,000	142,710
3.85%, 06/01/27 (a)	250,000	246,802
6.45%, 06/30/33	195,000	218,271
6.25%, 03/15/38	330,000	365,614
6.75%, 02/01/39	150,000	172,515
4.95%, 06/01/47 (a)	100,000	100,140
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	100,000	104,553
4.25%, 04/15/27 (a)	200,000	201,166
4.40%, 04/15/29 (a)	200,000	199,304
2.65%, 01/15/32 (a)	100,000	86,327
6.75%, 11/15/39	250,000	282,165
5.40%, 06/15/47 (a)	200,000	203,840
3.75%, 02/15/52 (a)	150,000	121,155
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	250,000	262,620
5.88%, 03/31/25 (a)	300,000	312,624
5.13%, 06/30/27 (a)	400,000	412,592
3.70%, 11/15/29 (a)	200,000	189,558
Chevron Corp.
2.90%, 03/03/24 (a)	150,000	150,822
1.55%, 05/11/25 (a)	450,000	432,886
2.95%, 05/16/26 (a)	500,000	497,675
2.00%, 05/11/27 (a)	200,000	188,054
2.24%, 05/11/30 (a)	300,000	272,205
3.08%, 05/11/50 (a)	200,000	168,846
Chevron USA, Inc.
0.43%, 08/11/23	50,000	49,001
3.90%, 11/15/24 (a)	200,000	204,724
0.69%, 08/12/25 (a)	100,000	93,064
1.02%, 08/12/27 (a)	150,000	133,398
3.85%, 01/15/28 (a)	200,000	203,734
3.25%, 10/15/29 (a)	100,000	97,354
6.00%, 03/01/41 (a)	50,000	61,003
5.25%, 11/15/43 (a)	100,000	111,372
2.34%, 08/12/50 (a)	150,000	109,790
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	205,576
5.80%, 06/01/45 (a)	100,000	107,522
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	100,560
2.40%, 03/07/25 (a)	300,000	296,010
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.95%, 04/15/29	200,000	237,620
6.50%, 02/01/39	300,000	370,530
3.76%, 03/15/42 (a)(d)	350,000	326,557
4.30%, 11/15/44 (a)	150,000	147,180
4.88%, 10/01/47 (a)	100,000	106,659
3.80%, 03/15/52 (a)	200,000	182,332
4.03%, 03/15/62 (a)(d)	407,000	372,535
Continental Resources, Inc.
3.80%, 06/01/24 (a)	250,000	251,822
4.38%, 01/15/28 (a)	250,000	245,862
4.90%, 06/01/44 (a)	100,000	89,630
Coterra Energy, Inc.
4.38%, 06/01/24 (a)(d)	180,000	182,165
4.38%, 03/15/29 (a)(d)	100,000	100,294
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	159,517
5.25%, 10/15/27 (a)	130,000	132,066
5.88%, 06/15/28 (a)(d)	30,000	31,264
4.50%, 01/15/30 (a)	130,000	128,365
7.95%, 04/15/32	100,000	123,524
5.60%, 07/15/41 (a)	400,000	422,476
4.75%, 05/15/42 (a)	100,000	95,898
5.00%, 06/15/45 (a)	100,000	99,980
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	199,424
3.50%, 12/01/29 (a)	150,000	142,478
3.13%, 03/24/31 (a)	300,000	273,231
4.25%, 03/15/52 (a)	150,000	133,577
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	200,000	201,486
2.50%, 11/15/24 (a)	100,000	98,375
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)(d)	200,000	185,964
4.80%, 11/01/43 (a)(d)	100,000	96,438
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	300,000	302,538
4.15%, 09/15/29 (a)	150,000	143,102
5.15%, 02/01/43 (a)	100,000	89,762
5.00%, 05/15/44 (a)	75,000	66,395
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	200,000	212,264
5.50%, 09/15/40 (a)	180,000	187,162
7.38%, 10/15/45 (a)	100,000	125,819
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	252,675
2.50%, 02/14/25	200,000	194,698
1.60%, 10/04/26 (a)	100,000	90,950
3.70%, 07/15/27 (a)	150,000	147,612
3.13%, 11/15/29 (a)	250,000	232,472
2.50%, 08/01/33 (a)	200,000	168,442
4.50%, 06/10/44 (a)	200,000	185,792
5.50%, 12/01/46 (a)	200,000	215,462
4.00%, 11/15/49 (a)	100,000	88,693
3.40%, 08/01/51 (a)	150,000	119,420
Energy Transfer LP
5.88%, 01/15/24 (a)	250,000	257,660
4.25%, 04/01/24 (a)	150,000	151,205
3.90%, 05/15/24 (a)	150,000	150,198
4.05%, 03/15/25 (a)	150,000	150,627
2.90%, 05/15/25 (a)	250,000	243,860
5.95%, 12/01/25 (a)	200,000	211,250
4.75%, 01/15/26 (a)	150,000	152,624
3.90%, 07/15/26 (a)	100,000	98,409
4.20%, 04/15/27 (a)	100,000	99,001
5.50%, 06/01/27 (a)	150,000	156,004
4.00%, 10/01/27 (a)	200,000	194,898
4.95%, 06/15/28 (a)	150,000	152,591

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 04/15/29 (a)	150,000	154,404
3.75%, 05/15/30 (a)	300,000	280,872
4.90%, 03/15/35 (a)	230,000	218,127
5.80%, 06/15/38 (a)	150,000	149,721
7.50%, 07/01/38	150,000	170,209
6.05%, 06/01/41 (a)	100,000	101,891
6.50%, 02/01/42 (a)	150,000	157,537
6.10%, 02/15/42	100,000	99,743
5.95%, 10/01/43 (a)	200,000	196,602
5.30%, 04/01/44 (a)	200,000	183,390
5.15%, 03/15/45 (a)	250,000	228,112
5.35%, 05/15/45 (a)	100,000	92,137
6.13%, 12/15/45 (a)	165,000	166,279
5.30%, 04/15/47 (a)	100,000	91,640
5.40%, 10/01/47 (a)	300,000	277,884
6.00%, 06/15/48 (a)	150,000	148,217
6.25%, 04/15/49 (a)	250,000	255,312
5.00%, 05/15/50 (a)	350,000	316,323
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	150,000	152,007
Enterprise Products Operating LLC
3.90%, 02/15/24 (a)	195,000	197,369
3.75%, 02/15/25 (a)	230,000	230,835
3.70%, 02/15/26 (a)	100,000	100,277
3.95%, 02/15/27 (a)	150,000	150,740
4.15%, 10/16/28 (a)	250,000	251,900
3.13%, 07/31/29 (a)	200,000	188,248
2.80%, 01/31/30 (a)	350,000	320,481
7.55%, 04/15/38	100,000	125,241
6.13%, 10/15/39	200,000	222,386
5.95%, 02/01/41	100,000	109,662
5.70%, 02/15/42	200,000	212,060
4.85%, 08/15/42 (a)	100,000	97,569
4.45%, 02/15/43 (a)	200,000	185,062
4.85%, 03/15/44 (a)	300,000	291,834
5.10%, 02/15/45 (a)	300,000	297,957
4.90%, 05/15/46 (a)	200,000	195,380
4.25%, 02/15/48 (a)	250,000	226,452
4.80%, 02/01/49 (a)	150,000	144,635
4.20%, 01/31/50 (a)	250,000	221,785
3.70%, 01/31/51 (a)	200,000	165,872
3.20%, 02/15/52 (a)	250,000	190,195
3.30%, 02/15/53 (a)	250,000	192,737
3.95%, 01/31/60 (a)	150,000	125,039
5.25%, 08/16/77 (a)(b)	200,000	174,910
5.38%, 02/15/78 (a)(b)	100,000	86,366
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	99,712
4.15%, 01/15/26 (a)	100,000	102,430
4.38%, 04/15/30 (a)	150,000	155,309
3.90%, 04/01/35 (a)	174,000	167,331
4.95%, 04/15/50 (a)	150,000	165,240
EQT Corp.
6.63%, 02/01/25 (a)(f)	200,000	208,668
3.90%, 10/01/27 (a)	250,000	241,012
5.00%, 01/15/29 (a)	100,000	99,480
7.50%, 02/01/30 (a)(f)	200,000	222,292
Exxon Mobil Corp.
2.02%, 08/16/24 (a)	250,000	246,357
2.71%, 03/06/25 (a)	300,000	298,230
2.99%, 03/19/25 (a)	700,000	700,189
3.04%, 03/01/26 (a)	500,000	498,770
2.28%, 08/16/26 (a)	150,000	144,836
3.29%, 03/19/27 (a)	150,000	150,566
2.44%, 08/16/29 (a)	200,000	185,032
3.48%, 03/19/30 (a)	400,000	395,540
2.61%, 10/15/30 (a)	450,000	418,797
3.00%, 08/16/39 (a)	150,000	128,865
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.23%, 03/19/40 (a)	350,000	349,716
3.57%, 03/06/45 (a)	230,000	203,122
4.11%, 03/01/46 (a)	500,000	485,210
3.10%, 08/16/49 (a)	300,000	246,561
4.33%, 03/19/50 (a)	500,000	503,500
3.45%, 04/15/51 (a)	450,000	391,558
Halliburton Co.
3.50%, 08/01/23 (a)	200,000	201,452
3.80%, 11/15/25 (a)	100,000	101,317
2.92%, 03/01/30 (a)	250,000	229,717
4.85%, 11/15/35 (a)	150,000	153,699
6.70%, 09/15/38	100,000	115,872
7.45%, 09/15/39	200,000	247,146
4.50%, 11/15/41 (a)	150,000	138,909
4.75%, 08/01/43 (a)	200,000	189,860
5.00%, 11/15/45 (a)	330,000	324,142
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	200,000	175,530
Hess Corp.
4.30%, 04/01/27 (a)	250,000	250,187
7.88%, 10/01/29	100,000	118,769
7.30%, 08/15/31	100,000	117,594
7.13%, 03/15/33	200,000	229,896
6.00%, 01/15/40	100,000	106,482
5.60%, 02/15/41	100,000	102,752
5.80%, 04/01/47 (a)	200,000	211,800
HF Sinclair Corp.
2.63%, 10/01/23 (d)	100,000	97,685
5.88%, 04/01/26 (a)(d)	150,000	153,747
4.50%, 10/01/30 (a)(d)	100,000	91,367
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (a)	100,000	101,344
4.30%, 05/01/24 (a)	296,000	300,618
7.30%, 08/15/33	200,000	230,870
5.80%, 03/15/35	150,000	158,310
6.95%, 01/15/38	330,000	376,451
6.55%, 09/15/40	150,000	163,575
7.50%, 11/15/40	100,000	118,933
5.63%, 09/01/41	50,000	49,237
5.00%, 08/15/42 (a)	100,000	94,261
4.70%, 11/01/42 (a)	45,000	40,077
5.00%, 03/01/43 (a)	100,000	93,469
5.50%, 03/01/44 (a)	200,000	196,166
5.40%, 09/01/44 (a)	195,000	190,281
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	245,000	248,266
1.75%, 11/15/26 (a)	100,000	91,450
4.30%, 03/01/28 (a)	200,000	201,018
2.00%, 02/15/31 (a)	250,000	207,722
7.75%, 01/15/32	150,000	181,963
5.30%, 12/01/34 (a)	250,000	256,822
5.55%, 06/01/45 (a)	330,000	336,458
5.05%, 02/15/46 (a)	200,000	190,062
5.20%, 03/01/48 (a)	100,000	96,842
3.25%, 08/01/50 (a)	100,000	73,759
3.60%, 02/15/51 (a)	150,000	117,002
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	200,000	183,858
5.15%, 10/15/43 (a)	250,000	247,377
4.85%, 02/01/49 (a)	150,000	141,848
3.95%, 03/01/50 (a)	150,000	125,840
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	201,358
6.80%, 03/15/32	100,000	113,025
6.60%, 10/01/37	150,000	169,968
5.20%, 06/01/45 (a)	100,000	98,644

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	130,000	130,319
4.70%, 05/01/25 (a)	200,000	205,864
5.13%, 12/15/26 (a)	100,000	104,303
3.80%, 04/01/28 (a)	100,000	97,463
6.50%, 03/01/41 (a)	200,000	227,696
4.75%, 09/15/44 (a)	150,000	138,264
4.50%, 04/01/48 (a)	150,000	132,047
5.00%, 09/15/54 (a)	100,000	91,916
MPLX LP
4.88%, 12/01/24 (a)	300,000	307,269
4.00%, 02/15/25 (a)	100,000	100,303
4.88%, 06/01/25 (a)	300,000	307,203
1.75%, 03/01/26 (a)	250,000	229,540
4.13%, 03/01/27 (a)	200,000	198,792
4.25%, 12/01/27 (a)	150,000	149,174
4.00%, 03/15/28 (a)	150,000	147,036
4.80%, 02/15/29 (a)	150,000	152,534
2.65%, 08/15/30 (a)	250,000	217,515
4.50%, 04/15/38 (a)	350,000	326,011
5.20%, 03/01/47 (a)	150,000	143,987
5.20%, 12/01/47 (a)	100,000	94,244
4.70%, 04/15/48 (a)	300,000	268,932
5.50%, 02/15/49 (a)	300,000	299,544
4.95%, 03/14/52 (a)	250,000	229,337
4.90%, 04/15/58 (a)	100,000	87,945
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	103,223
5.50%, 01/15/26 (a)	100,000	103,488
3.95%, 09/15/27 (a)	100,000	96,279
4.75%, 09/01/28 (a)	100,000	99,545
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	199,466
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	93,421
3.95%, 12/01/42 (a)	150,000	118,656
ONEOK Partners LP
5.00%, 09/15/23 (a)	150,000	152,646
4.90%, 03/15/25 (a)	150,000	153,897
6.65%, 10/01/36	250,000	267,565
6.13%, 02/01/41 (a)	150,000	151,649
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	156,361
2.75%, 09/01/24 (a)	150,000	147,213
2.20%, 09/15/25 (a)	50,000	47,157
5.85%, 01/15/26 (a)	155,000	163,620
4.55%, 07/15/28 (a)	150,000	150,392
3.40%, 09/01/29 (a)	150,000	137,313
3.10%, 03/15/30 (a)	200,000	178,752
6.35%, 01/15/31 (a)	220,000	240,504
5.20%, 07/15/48 (a)	250,000	237,022
4.45%, 09/01/49 (a)	150,000	127,136
4.50%, 03/15/50 (a)	50,000	42,510
7.15%, 01/15/51 (a)	100,000	112,476
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	200,000	207,388
Ovintiv, Inc.
7.38%, 11/01/31	200,000	230,120
6.50%, 08/15/34	200,000	219,796
6.63%, 08/15/37	100,000	110,188
Phillips 66
3.85%, 04/09/25 (a)	150,000	151,427
1.30%, 02/15/26 (a)	150,000	137,868
3.90%, 03/15/28 (a)	150,000	149,078
2.15%, 12/15/30 (a)	150,000	127,310
4.65%, 11/15/34 (a)	150,000	151,967
5.88%, 05/01/42	300,000	338,961
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 11/15/44 (a)	350,000	355,789
3.30%, 03/15/52 (a)	200,000	157,104
Phillips 66 Partners LP
2.45%, 12/15/24 (a)(d)	50,000	48,548
3.61%, 02/15/25 (a)(d)	130,000	129,812
3.55%, 10/01/26 (a)	150,000	148,191
3.75%, 03/01/28 (a)	100,000	97,887
3.15%, 12/15/29 (a)(d)	100,000	92,271
4.68%, 02/15/45 (a)(d)	100,000	96,757
4.90%, 10/01/46 (a)(d)	100,000	99,095
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	200,000	182,534
1.90%, 08/15/30 (a)	200,000	168,238
2.15%, 01/15/31 (a)	200,000	170,502
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	250,000	253,215
4.50%, 12/15/26 (a)	230,000	232,302
3.55%, 12/15/29 (a)	150,000	138,858
3.80%, 09/15/30 (a)	150,000	139,037
6.65%, 01/15/37	100,000	105,547
5.15%, 06/01/42 (a)	100,000	88,877
4.30%, 01/31/43 (a)	100,000	80,453
4.70%, 06/15/44 (a)	100,000	84,664
4.90%, 02/15/45 (a)	100,000	86,986
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (a)	380,000	392,631
5.63%, 03/01/25 (a)	450,000	467,352
5.88%, 06/30/26 (a)	200,000	211,460
5.00%, 03/15/27 (a)	250,000	257,842
4.20%, 03/15/28 (a)	350,000	346,654
4.50%, 05/15/30 (a)	375,000	375,045
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	141,581
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	200,000	202,832
2.65%, 06/26/30 (a)	200,000	182,450
Shell International Finance BV
0.38%, 09/15/23	200,000	194,866
3.50%, 11/13/23 (a)	250,000	253,270
2.00%, 11/07/24 (a)	200,000	196,882
3.25%, 05/11/25	430,000	433,040
2.88%, 05/10/26	400,000	394,252
2.50%, 09/12/26	250,000	243,280
3.88%, 11/13/28 (a)	300,000	304,206
2.38%, 11/07/29 (a)	400,000	363,872
2.75%, 04/06/30 (a)	300,000	278,100
4.13%, 05/11/35	400,000	398,396
6.38%, 12/15/38	500,000	616,085
5.50%, 03/25/40	250,000	282,587
3.63%, 08/21/42	80,000	71,618
4.55%, 08/12/43	150,000	152,447
4.38%, 05/11/45	530,000	527,689
4.00%, 05/10/46	430,000	405,511
3.75%, 09/12/46	200,000	180,656
3.13%, 11/07/49 (a)	200,000	163,072
3.25%, 04/06/50 (a)	400,000	335,288
3.00%, 11/26/51 (a)	200,000	158,180
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	306,591
3.50%, 03/15/25 (a)	200,000	198,856
4.50%, 03/15/45 (a)	150,000	138,462
Suncor Energy, Inc.
3.10%, 05/15/25 (a)	100,000	99,048
5.35%, 07/15/33	100,000	104,072
6.80%, 05/15/38	100,000	117,699
6.50%, 06/15/38	250,000	286,362
6.85%, 06/01/39	200,000	238,630

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/15/47 (a)	100,000	89,192
3.75%, 03/04/51 (a)	150,000	127,782
Targa Resources Corp.
4.20%, 02/01/33 (a)	150,000	142,794
4.95%, 04/15/52 (a)	150,000	137,292
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	250,000	259,925
5.50%, 03/01/30 (a)	150,000	149,031
4.88%, 02/01/31 (a)	250,000	239,735
4.00%, 01/15/32 (a)	250,000	228,327
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	152,222
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	200,000	227,272
The Williams Cos., Inc.
4.50%, 11/15/23 (a)	150,000	152,445
4.30%, 03/04/24 (a)	450,000	457,078
4.55%, 06/24/24 (a)	100,000	101,711
3.90%, 01/15/25 (a)	100,000	100,499
3.75%, 06/15/27 (a)	200,000	196,682
7.50%, 01/15/31	150,000	177,652
2.60%, 03/15/31 (a)	300,000	260,340
8.75%, 03/15/32	150,000	194,059
6.30%, 04/15/40	200,000	222,378
5.80%, 11/15/43 (a)	122,000	127,683
5.40%, 03/04/44 (a)	100,000	100,245
5.75%, 06/24/44 (a)	100,000	104,684
4.90%, 01/15/45 (a)	200,000	188,640
5.10%, 09/15/45 (a)	100,000	98,152
4.85%, 03/01/48 (a)	150,000	143,420
3.50%, 10/15/51 (a)	150,000	116,391
TotalEnergies Capital International S.A.
3.70%, 01/15/24	200,000	202,890
3.75%, 04/10/24	200,000	203,764
2.43%, 01/10/25 (a)	150,000	147,597
3.46%, 02/19/29 (a)	300,000	293,250
2.83%, 01/10/30 (a)	200,000	187,232
2.99%, 06/29/41 (a)	200,000	166,544
3.46%, 07/12/49 (a)	200,000	173,514
3.13%, 05/29/50 (a)	450,000	366,894
3.39%, 06/29/60 (a)	200,000	163,208
TotalEnergies Capital S.A.
3.88%, 10/11/28	150,000	151,785
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	100,000	100,863
4.88%, 01/15/26 (a)	200,000	207,026
4.25%, 05/15/28 (a)	450,000	453,483
4.10%, 04/15/30 (a)	200,000	197,990
2.50%, 10/12/31 (a)	200,000	173,024
4.63%, 03/01/34 (a)	350,000	353,475
5.60%, 03/31/34	100,000	107,187
5.85%, 03/15/36	100,000	110,766
6.20%, 10/15/37	150,000	172,168
4.75%, 05/15/38 (a)	100,000	99,416
7.63%, 01/15/39	150,000	194,802
6.10%, 06/01/40	150,000	169,255
5.00%, 10/16/43 (a)	100,000	100,653
4.88%, 05/15/48 (a)	250,000	253,232
5.10%, 03/15/49 (a)	250,000	263,335
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (a)	200,000	185,830
5.40%, 08/15/41 (a)	100,000	103,885
4.60%, 03/15/48 (a)	100,000	93,926
3.95%, 05/15/50 (a)	100,000	86,307
Valero Energy Corp.
1.20%, 03/15/24	200,000	192,166
2.85%, 04/15/25 (a)	86,000	84,421
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 09/15/26 (a)	200,000	196,002
2.15%, 09/15/27 (a)	250,000	226,935
4.00%, 04/01/29 (a)	150,000	146,594
7.50%, 04/15/32	150,000	180,063
6.63%, 06/15/37	200,000	228,822
4.90%, 03/15/45	230,000	221,800
3.65%, 12/01/51 (a)	200,000	160,106
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	151,370
		82,191,873
Industrial Other 0.1%
Brown University in Providence in the State of Rhode Island and Providence Plant
2.92%, 09/01/50 (a)	100,000	82,221
California Institute of Technology
4.32%, 08/01/45	100,000	100,730
3.65%, 09/01/19 (a)	200,000	153,620
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	302,349
Duke University
2.68%, 10/01/44	100,000	80,527
2.76%, 10/01/50	100,000	78,045
2.83%, 10/01/55	100,000	76,090
Emory University
2.97%, 09/01/50 (a)	250,000	198,122
Johns Hopkins University
4.08%, 07/01/53	100,000	98,246
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	150,042
2.99%, 07/01/50 (a)	100,000	83,907
2.29%, 07/01/51 (a)	100,000	72,899
5.60%, 07/01/11	150,000	188,487
4.68%, 07/01/14	100,000	104,649
Northeastern University
2.89%, 10/01/50	150,000	114,329
Northwestern University
4.64%, 12/01/44	100,000	106,294
2.64%, 12/01/50 (a)	100,000	75,834
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	87,189
2.52%, 10/15/50 (a)	100,000	74,860
3.30%, 07/15/56 (a)	100,000	86,528
Quanta Services, Inc.
2.90%, 10/01/30 (a)	250,000	217,605
3.05%, 10/01/41 (a)	150,000	110,841
The American University
3.67%, 04/01/49	100,000	87,155
The George Washington University
4.30%, 09/15/44	100,000	97,588
4.87%, 09/15/45	50,000	52,340
4.13%, 09/15/48 (a)	250,000	238,315
The Georgetown University
4.32%, 04/01/49 (a)	50,000	47,885
2.94%, 04/01/50	100,000	75,372
5.22%, 10/01/18 (a)	50,000	49,422
The Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	181,756
3.65%, 05/01/48 (a)	100,000	95,446
The Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	110,858
4.67%, 09/01/12	50,000	50,024
The Trustees of the University of Princeton
5.70%, 03/01/39	200,000	245,218
2.52%, 07/01/50 (a)	100,000	77,284

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The University of Chicago
2.76%, 04/01/45 (a)	100,000	83,807
2.55%, 04/01/50 (a)	100,000	76,285
The Washington University
3.52%, 04/15/54 (a)	200,000	177,598
Trustees of Boston College
3.13%, 07/01/52	150,000	120,223
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	90,467
University of Southern California
3.03%, 10/01/39	150,000	130,504
3.84%, 10/01/47 (a)	150,000	141,639
2.95%, 10/01/51 (a)	100,000	78,743
3.23%, 10/01/20 (a)	100,000	67,756
William Marsh Rice University
3.57%, 05/15/45	200,000	182,328
Yale University
1.48%, 04/15/30 (a)	200,000	171,054
2.40%, 04/15/50 (a)	100,000	73,786
		5,446,267
Technology 2.4%
Adobe, Inc.
1.90%, 02/01/25 (a)	200,000	194,926
3.25%, 02/01/25 (a)	150,000	151,130
2.15%, 02/01/27 (a)	200,000	190,972
2.30%, 02/01/30 (a)	200,000	180,800
Alphabet, Inc.
3.38%, 02/25/24	145,000	147,903
0.45%, 08/15/25 (a)	150,000	139,877
2.00%, 08/15/26 (a)	400,000	385,588
0.80%, 08/15/27 (a)	250,000	223,230
1.10%, 08/15/30 (a)	250,000	210,145
1.90%, 08/15/40 (a)	250,000	186,430
2.05%, 08/15/50 (a)	500,000	355,645
2.25%, 08/15/60 (a)	425,000	295,345
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	128,915
Analog Devices, Inc.
2.95%, 04/01/25 (a)	100,000	99,551
3.50%, 12/05/26 (a)	100,000	100,671
1.70%, 10/01/28 (a)	200,000	178,550
2.10%, 10/01/31 (a)	200,000	175,534
2.80%, 10/01/41 (a)	200,000	163,650
2.95%, 10/01/51 (a)	250,000	201,430
Apple Inc.
3.00%, 02/09/24 (a)	350,000	353,143
3.45%, 05/06/24	400,000	406,576
2.85%, 05/11/24 (a)	300,000	301,539
1.80%, 09/11/24 (a)	100,000	98,222
2.75%, 01/13/25 (a)	300,000	300,672
2.50%, 02/09/25	289,000	287,483
1.13%, 05/11/25 (a)	400,000	381,616
3.20%, 05/13/25	450,000	455,107
0.55%, 08/20/25 (a)	250,000	232,352
0.70%, 02/08/26 (a)	500,000	462,550
3.25%, 02/23/26 (a)	680,000	685,841
2.45%, 08/04/26 (a)	300,000	293,151
2.05%, 09/11/26 (a)	450,000	431,977
3.35%, 02/09/27 (a)	400,000	403,676
3.20%, 05/11/27 (a)	350,000	350,917
3.00%, 06/20/27 (a)	200,000	199,276
2.90%, 09/12/27 (a)	400,000	393,452
3.00%, 11/13/27 (a)	150,000	149,099
1.20%, 02/08/28 (a)	500,000	447,285
1.40%, 08/05/28 (a)	450,000	401,908
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 09/11/29 (a)	350,000	322,066
1.65%, 05/11/30 (a)	400,000	349,040
1.25%, 08/20/30 (a)	300,000	251,550
1.65%, 02/08/31 (a)	500,000	431,330
1.70%, 08/05/31 (a)	200,000	171,560
4.50%, 02/23/36 (a)	200,000	215,636
2.38%, 02/08/41 (a)	300,000	239,352
3.85%, 05/04/43	480,000	464,664
4.45%, 05/06/44	150,000	156,995
3.45%, 02/09/45	400,000	362,944
4.38%, 05/13/45	300,000	309,711
4.65%, 02/23/46 (a)	850,000	915,458
3.85%, 08/04/46 (a)	400,000	385,404
4.25%, 02/09/47 (a)	195,000	199,321
3.75%, 09/12/47 (a)	250,000	236,640
3.75%, 11/13/47 (a)	200,000	189,694
2.95%, 09/11/49 (a)	200,000	165,130
2.65%, 05/11/50 (a)	400,000	313,280
2.40%, 08/20/50 (a)	300,000	222,519
2.65%, 02/08/51 (a)	500,000	388,080
2.70%, 08/05/51 (a)	350,000	272,793
2.55%, 08/20/60 (a)	400,000	292,060
2.80%, 02/08/61 (a)	250,000	188,467
2.85%, 08/05/61 (a)	300,000	229,782
Applied Materials, Inc.
3.90%, 10/01/25 (a)	150,000	153,552
3.30%, 04/01/27 (a)	150,000	150,221
1.75%, 06/01/30 (a)	150,000	129,623
5.10%, 10/01/35 (a)	150,000	165,606
5.85%, 06/15/41	100,000	119,125
4.35%, 04/01/47 (a)	150,000	153,528
2.75%, 06/01/50 (a)	200,000	155,972
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	250,000	247,587
2.95%, 02/15/32 (a)	100,000	85,974
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	204,728
2.85%, 01/15/30 (a)	100,000	90,278
2.40%, 12/15/31 (a)	200,000	170,182
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	202,594
1.70%, 05/15/28 (a)	200,000	182,480
1.25%, 09/01/30 (a)	200,000	166,954
Avnet, Inc.
4.63%, 04/15/26 (a)	200,000	201,746
Baidu, Inc.
3.88%, 09/29/23 (a)	200,000	201,716
4.13%, 06/30/25	500,000	506,225
1.72%, 04/09/26 (a)	200,000	183,958
4.88%, 11/14/28 (a)	200,000	204,080
2.38%, 10/09/30 (a)	200,000	169,746
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	150,000	151,068
3.13%, 01/15/25 (a)	100,000	98,692
3.88%, 01/15/27 (a)	600,000	590,256
3.50%, 01/15/28 (a)	150,000	143,159
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	150,626
3.15%, 11/15/25 (a)	100,000	97,956
3.46%, 09/15/26 (a)	156,000	152,655
1.95%, 02/15/28 (a)(d)	250,000	217,412
4.11%, 09/15/28 (a)	250,000	244,525
4.75%, 04/15/29 (a)	200,000	201,058
5.00%, 04/15/30 (a)	50,000	50,548
4.15%, 11/15/30 (a)	450,000	429,300
2.45%, 02/15/31 (a)(d)	450,000	373,189
4.15%, 04/15/32 (a)(d)	250,000	234,777

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 11/15/32 (a)	350,000	331,646
2.60%, 02/15/33 (a)(d)	400,000	323,396
3.42%, 04/15/33 (a)(d)	350,000	303,271
3.47%, 04/15/34 (a)(d)	650,000	556,432
3.14%, 11/15/35 (a)(d)	750,000	613,762
3.19%, 11/15/36 (a)(d)	300,000	240,963
4.93%, 05/15/37 (a)(d)	463,000	439,165
3.50%, 02/15/41 (a)(d)	650,000	518,349
3.75%, 02/15/51 (a)(d)	350,000	274,001
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	98,522
2.90%, 12/01/29 (a)	150,000	135,779
2.60%, 05/01/31 (a)	200,000	173,158
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (a)	200,000	198,116
2.67%, 12/01/26 (a)	200,000	184,228
4.25%, 04/01/28 (a)	200,000	191,214
3.25%, 02/15/29 (a)	200,000	177,298
3.57%, 12/01/31 (a)	200,000	178,606
CGI, Inc.
2.30%, 09/14/31 (a)(d)	100,000	82,170
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	150,000	149,858
3.50%, 06/15/25	362,000	367,311
2.95%, 02/28/26	200,000	198,708
2.50%, 09/20/26 (a)	100,000	97,643
5.90%, 02/15/39	100,000	118,143
5.50%, 01/15/40	650,000	740,766
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	250,000	245,350
4.50%, 12/01/27 (a)	100,000	100,742
3.30%, 03/01/30 (a)	125,000	124,040
Corning, Inc.
5.75%, 08/15/40	100,000	112,435
4.75%, 03/15/42	100,000	99,093
5.35%, 11/15/48 (a)	100,000	106,830
3.90%, 11/15/49 (a)	100,000	86,227
4.38%, 11/15/57 (a)	100,000	91,133
5.85%, 11/15/68 (a)	100,000	104,884
5.45%, 11/15/79 (a)	190,000	190,313
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)	93,000	94,883
4.00%, 07/15/24 (a)	250,000	252,967
5.85%, 07/15/25 (a)	200,000	210,542
6.02%, 06/15/26 (a)	880,000	931,330
4.90%, 10/01/26 (a)	350,000	357,952
6.10%, 07/15/27 (a)	100,000	107,030
5.30%, 10/01/29 (a)	300,000	305,679
6.20%, 07/15/30 (a)	200,000	215,000
8.10%, 07/15/36 (a)	189,000	229,193
3.38%, 12/15/41 (a)(d)	100,000	76,022
8.35%, 07/15/46 (a)	250,000	332,115
3.45%, 12/15/51 (a)(d)	250,000	181,123
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	135,212
2.38%, 09/15/28 (a)	150,000	132,068
Equifax, Inc.
2.60%, 12/01/24 (a)	150,000	146,768
2.60%, 12/15/25 (a)	100,000	95,960
3.10%, 05/15/30 (a)	100,000	90,334
2.35%, 09/15/31 (a)	250,000	208,792
Equinix, Inc.
2.63%, 11/18/24 (a)	150,000	146,981
1.25%, 07/15/25 (a)	50,000	46,269
1.00%, 09/15/25 (a)	200,000	182,538
2.90%, 11/18/26 (a)	100,000	94,686
1.55%, 03/15/28 (a)	250,000	215,115
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 11/18/29 (a)	200,000	183,606
2.15%, 07/15/30 (a)	300,000	252,510
2.50%, 05/15/31 (a)	200,000	169,988
3.90%, 04/15/32 (a)	200,000	188,832
3.00%, 07/15/50 (a)	100,000	72,191
2.95%, 09/15/51 (a)	50,000	35,917
3.40%, 02/15/52 (a)	150,000	116,948
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	100,000	91,042
Fidelity National Information Services, Inc.
0.60%, 03/01/24	150,000	143,630
1.15%, 03/01/26 (a)	250,000	226,975
1.65%, 03/01/28 (a)	200,000	175,120
3.75%, 05/21/29 (a)	100,000	96,094
2.25%, 03/01/31 (a)	200,000	167,900
3.10%, 03/01/41 (a)	200,000	155,450
Fiserv, Inc.
3.80%, 10/01/23 (a)	150,000	151,625
2.75%, 07/01/24 (a)	250,000	246,545
3.85%, 06/01/25 (a)	100,000	100,316
3.20%, 07/01/26 (a)	450,000	437,521
2.25%, 06/01/27 (a)	250,000	230,375
4.20%, 10/01/28 (a)	150,000	148,626
3.50%, 07/01/29 (a)	650,000	611,721
2.65%, 06/01/30 (a)	150,000	131,465
4.40%, 07/01/49 (a)	375,000	340,354
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	101,959
3.75%, 02/01/26 (a)	150,000	147,290
4.88%, 06/15/29 (a)	100,000	99,926
4.88%, 05/12/30 (a)	200,000	197,328
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	134,715
2.20%, 03/15/31 (a)	100,000	83,463
Global Payments, Inc.
3.75%, 06/01/23 (a)	200,000	200,946
4.00%, 06/01/23 (a)	100,000	100,844
1.50%, 11/15/24 (a)	100,000	95,019
2.65%, 02/15/25 (a)	250,000	243,052
1.20%, 03/01/26 (a)	200,000	180,730
2.15%, 01/15/27 (a)	150,000	136,586
4.45%, 06/01/28 (a)	100,000	99,390
3.20%, 08/15/29 (a)	200,000	181,410
2.90%, 05/15/30 (a)	225,000	197,696
2.90%, 11/15/31 (a)	150,000	128,136
4.15%, 08/15/49 (a)	100,000	83,429
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (a)	350,000	340,182
4.90%, 10/15/25 (a)	350,000	362,873
1.75%, 04/01/26 (a)	400,000	371,744
6.20%, 10/15/35 (a)	150,000	166,113
6.35%, 10/15/45 (a)	262,000	283,036
HP, Inc.
2.20%, 06/17/25 (a)	150,000	143,357
1.45%, 06/17/26 (a)	200,000	180,758
3.00%, 06/17/27 (a)	300,000	284,013
4.00%, 04/15/29 (a)	200,000	191,576
3.40%, 06/17/30 (a)	200,000	181,622
2.65%, 06/17/31 (a)	200,000	167,620
6.00%, 09/15/41	250,000	265,347
Intel Corp.
2.88%, 05/11/24 (a)	300,000	301,689
3.40%, 03/25/25 (a)	350,000	354,368
3.70%, 07/29/25 (a)	450,000	458,190
2.60%, 05/19/26 (a)	150,000	146,928
3.75%, 03/25/27 (a)	250,000	254,182
1.60%, 08/12/28 (a)	400,000	359,112

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 11/15/29 (a)	450,000	412,191
3.90%, 03/25/30 (a)	300,000	303,039
2.00%, 08/12/31 (a)	300,000	259,014
4.00%, 12/15/32	150,000	151,962
4.60%, 03/25/40 (a)	150,000	154,151
4.80%, 10/01/41	295,000	309,962
4.25%, 12/15/42	100,000	97,912
4.10%, 05/19/46 (a)	250,000	239,857
4.10%, 05/11/47 (a)	100,000	94,391
3.73%, 12/08/47 (a)	350,000	314,471
3.25%, 11/15/49 (a)	300,000	248,076
4.75%, 03/25/50 (a)	400,000	418,564
3.05%, 08/12/51 (a)	250,000	197,882
3.10%, 02/15/60 (a)	160,000	121,896
4.95%, 03/25/60 (a)	250,000	268,865
3.20%, 08/12/61 (a)	200,000	155,490
International Business Machines Corp.
3.38%, 08/01/23	350,000	353,335
3.63%, 02/12/24	400,000	405,780
3.00%, 05/15/24	450,000	451,102
3.45%, 02/19/26	300,000	300,555
3.30%, 05/15/26	550,000	546,909
3.30%, 01/27/27	150,000	148,575
1.70%, 05/15/27 (a)	300,000	275,112
6.22%, 08/01/27	130,000	145,773
3.50%, 05/15/29	650,000	628,296
1.95%, 05/15/30 (a)	200,000	172,228
4.15%, 05/15/39	450,000	424,548
5.60%, 11/30/39	150,000	165,303
2.85%, 05/15/40 (a)	200,000	158,588
4.00%, 06/20/42	200,000	183,358
4.70%, 02/19/46	150,000	149,615
4.25%, 05/15/49	650,000	609,784
2.95%, 05/15/50 (a)	200,000	152,484
3.43%, 02/09/52 (a)	150,000	121,670
Intuit, Inc.
0.65%, 07/15/23	150,000	147,038
0.95%, 07/15/25 (a)	100,000	93,412
1.35%, 07/15/27 (a)	150,000	134,897
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	181,868
3.60%, 01/15/30 (a)	100,000	91,613
3.00%, 01/15/31 (a)	200,000	173,586
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	91,274
3.75%, 08/15/29 (a)	150,000	142,091
5.95%, 03/15/41	100,000	102,272
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	153,173
3.00%, 10/30/29 (a)	100,000	91,048
KLA Corp.
4.65%, 11/01/24 (a)	230,000	237,696
4.10%, 03/15/29 (a)	100,000	101,248
5.00%, 03/15/49 (a)	100,000	106,885
3.30%, 03/01/50 (a)	100,000	83,054
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)(d)	150,000	132,035
3.15%, 10/15/31 (a)(d)	150,000	115,229
4.10%, 10/15/41 (a)(d)	150,000	104,903
Lam Research Corp.
3.80%, 03/15/25 (a)	130,000	131,989
3.75%, 03/15/26 (a)	200,000	202,204
4.00%, 03/15/29 (a)	150,000	151,329
1.90%, 06/15/30 (a)	200,000	173,248
4.88%, 03/15/49 (a)	150,000	159,549
2.88%, 06/15/50 (a)	200,000	155,428
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Leidos, Inc.
3.63%, 05/15/25 (a)	150,000	149,259
4.38%, 05/15/30 (a)	150,000	146,082
2.30%, 02/15/31 (a)	250,000	207,880
Marvell Technology, Inc.
4.20%, 06/22/23 (a)	150,000	151,427
1.65%, 04/15/26 (a)	100,000	91,137
2.45%, 04/15/28 (a)	100,000	89,577
4.88%, 06/22/28 (a)	100,000	101,694
2.95%, 04/15/31 (a)	100,000	86,956
Mastercard, Inc.
2.00%, 03/03/25 (a)	250,000	244,390
2.95%, 11/21/26 (a)	250,000	247,972
3.30%, 03/26/27 (a)	150,000	150,272
3.50%, 02/26/28 (a)	100,000	100,255
2.95%, 06/01/29 (a)	150,000	144,242
3.35%, 03/26/30 (a)	300,000	293,574
1.90%, 03/15/31 (a)	150,000	131,966
3.80%, 11/21/46 (a)	100,000	94,070
3.95%, 02/26/48 (a)	150,000	142,829
3.65%, 06/01/49 (a)	250,000	230,635
3.85%, 03/26/50 (a)	200,000	189,822
2.95%, 03/15/51 (a)	150,000	121,850
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	100,000	97,196
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	250,000	253,212
2.67%, 09/01/23	200,000	198,664
0.97%, 02/15/24	200,000	191,850
4.25%, 09/01/25 (a)	250,000	250,682
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	155,211
4.19%, 02/15/27 (a)	150,000	150,438
5.33%, 02/06/29 (a)	200,000	206,602
4.66%, 02/15/30 (a)	150,000	149,355
2.70%, 04/15/32 (a)	200,000	167,946
3.48%, 11/01/51 (a)	150,000	113,079
Microsoft Corp.
2.00%, 08/08/23 (a)	300,000	300,432
3.63%, 12/15/23 (a)	350,000	357,073
2.88%, 02/06/24 (a)	450,000	453,159
2.70%, 02/12/25 (a)	450,000	450,486
3.13%, 11/03/25 (a)	530,000	534,388
2.40%, 08/08/26 (a)	800,000	784,472
3.30%, 02/06/27 (a)	750,000	759,180
3.50%, 02/12/35 (a)	250,000	245,675
4.20%, 11/03/35 (a)	250,000	262,917
3.45%, 08/08/36 (a)	350,000	342,825
4.10%, 02/06/37 (a)	150,000	157,421
5.30%, 02/08/41	100,000	118,742
4.45%, 11/03/45 (a)	100,000	107,014
3.70%, 08/08/46 (a)	449,000	437,645
4.25%, 02/06/47 (a)	200,000	209,418
2.53%, 06/01/50 (a)	1,050,000	816,301
2.92%, 03/17/52 (a)	1,225,000	1,021,907
4.00%, 02/12/55 (a)	100,000	99,581
3.95%, 08/08/56 (a)	150,000	147,912
4.50%, 02/06/57 (a)	150,000	164,727
2.68%, 06/01/60 (a)	629,000	481,688
3.04%, 03/17/62 (a)	445,000	365,527
Moody's Corp.
3.75%, 03/24/25 (a)	200,000	201,762
3.25%, 01/15/28 (a)	100,000	96,700
4.25%, 02/01/29 (a)	150,000	151,080
2.00%, 08/19/31 (a)	200,000	168,792
4.88%, 12/17/48 (a)	100,000	100,542
3.25%, 05/20/50 (a)	100,000	78,416

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 08/18/60 (a)	150,000	97,514
3.10%, 11/29/61 (a)	100,000	72,909
Motorola Solutions, Inc.
4.00%, 09/01/24	200,000	201,652
4.60%, 02/23/28 (a)	150,000	150,777
4.60%, 05/23/29 (a)	150,000	147,597
2.30%, 11/15/30 (a)	100,000	81,700
2.75%, 05/24/31 (a)	150,000	125,997
5.50%, 09/01/44	100,000	97,742
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	236,960
2.38%, 06/22/27 (a)	150,000	140,264
NVIDIA Corp.
0.31%, 06/15/23 (a)	250,000	245,422
0.58%, 06/14/24 (a)	200,000	191,860
3.20%, 09/16/26 (a)	200,000	201,266
1.55%, 06/15/28 (a)	250,000	223,972
2.85%, 04/01/30 (a)	250,000	235,220
2.00%, 06/15/31 (a)	250,000	216,990
3.50%, 04/01/40 (a)	200,000	183,068
3.50%, 04/01/50 (a)	400,000	358,328
3.70%, 04/01/60 (a)	100,000	88,588
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)	200,000	203,834
5.35%, 03/01/26 (a)	250,000	259,317
5.55%, 12/01/28 (a)	200,000	210,772
2.50%, 05/11/31 (a)	200,000	168,556
3.25%, 05/11/41 (a)	200,000	161,260
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	175,000	168,509
4.30%, 06/18/29 (a)	150,000	147,891
3.40%, 05/01/30 (a)	200,000	184,590
2.65%, 02/15/32 (a)	200,000	168,476
3.13%, 02/15/42 (a)	100,000	76,333
3.25%, 11/30/51 (a)	100,000	71,995
Oracle Corp.
3.63%, 07/15/23	212,000	214,302
2.40%, 09/15/23 (a)	500,000	496,460
3.40%, 07/08/24 (a)	250,000	249,785
2.95%, 11/15/24 (a)	450,000	443,322
2.50%, 04/01/25 (a)	550,000	530,304
2.95%, 05/15/25 (a)	501,000	488,585
1.65%, 03/25/26 (a)	550,000	502,238
2.65%, 07/15/26 (a)	600,000	565,992
2.80%, 04/01/27 (a)	400,000	372,516
3.25%, 11/15/27 (a)	400,000	375,116
2.30%, 03/25/28 (a)	400,000	353,812
2.95%, 04/01/30 (a)	500,000	437,800
3.25%, 05/15/30 (a)	200,000	177,984
2.88%, 03/25/31 (a)	550,000	469,634
4.30%, 07/08/34 (a)	300,000	275,808
3.90%, 05/15/35 (a)	250,000	215,815
3.85%, 07/15/36 (a)	150,000	127,263
3.80%, 11/15/37 (a)	400,000	332,332
6.50%, 04/15/38	200,000	216,008
6.13%, 07/08/39	250,000	260,877
3.60%, 04/01/40 (a)	650,000	506,421
5.38%, 07/15/40	400,000	384,832
3.65%, 03/25/41 (a)	400,000	313,672
4.50%, 07/08/44 (a)	230,000	196,063
4.13%, 05/15/45 (a)	450,000	360,391
4.00%, 07/15/46 (a)	470,000	367,902
4.00%, 11/15/47 (a)	300,000	235,476
3.60%, 04/01/50 (a)	850,000	615,952
3.95%, 03/25/51 (a)	600,000	461,490
4.38%, 05/15/55 (a)	250,000	201,770
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 04/01/60 (a)	650,000	467,057
4.10%, 03/25/61 (a)	300,000	225,456
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	250,000	247,532
1.65%, 06/01/25 (a)	150,000	143,451
2.65%, 10/01/26 (a)	250,000	242,635
2.85%, 10/01/29 (a)	300,000	278,931
2.30%, 06/01/30 (a)	200,000	176,648
4.40%, 06/01/32 (a)	200,000	202,842
3.25%, 06/01/50 (a)	150,000	118,874
5.05%, 06/01/52 (a)	200,000	205,914
5.25%, 06/01/62 (a)	150,000	152,109
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	186,430
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	150,000	150,402
3.45%, 05/20/25 (a)	250,000	253,015
3.25%, 05/20/27 (a)	350,000	348,614
1.30%, 05/20/28 (a)	217,000	192,234
2.15%, 05/20/30 (a)	200,000	179,082
1.65%, 05/20/32 (a)	283,000	234,041
4.65%, 05/20/35 (a)	300,000	318,075
4.80%, 05/20/45 (a)	250,000	263,432
4.30%, 05/20/47 (a)	200,000	199,396
3.25%, 05/20/50 (a)	175,000	149,314
4.50%, 05/20/52 (a)	200,000	202,494
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	149,351
3.00%, 05/22/30 (a)	100,000	91,450
S&P Global, Inc.
2.45%, 03/01/27 (a)(d)	200,000	190,136
4.75%, 08/01/28 (a)(d)	150,000	156,480
2.70%, 03/01/29 (a)(d)	250,000	232,480
4.25%, 05/01/29 (a)(d)	175,000	177,777
2.50%, 12/01/29 (a)	100,000	90,522
1.25%, 08/15/30 (a)	150,000	122,471
2.90%, 03/01/32 (a)(d)	300,000	274,320
3.25%, 12/01/49 (a)	100,000	82,983
3.70%, 03/01/52 (a)(d)	200,000	179,526
2.30%, 08/15/60 (a)	100,000	64,532
3.90%, 03/01/62 (a)(d)	100,000	90,312
salesforce.com, Inc.
0.63%, 07/15/24 (a)	200,000	191,158
3.70%, 04/11/28 (a)	300,000	304,065
1.95%, 07/15/31 (a)	300,000	260,544
2.70%, 07/15/41 (a)	350,000	280,689
2.90%, 07/15/51 (a)	500,000	394,480
3.05%, 07/15/61 (a)	150,000	115,950
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	244,779
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	200,000	180,724
3.00%, 06/01/31 (a)	100,000	84,047
TD SYNNEX Corp.
1.75%, 08/09/26 (a)(d)	250,000	222,917
2.38%, 08/09/28 (a)(d)	200,000	173,160
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	128,642
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	184,418
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	150,000	144,027
1.13%, 09/15/26 (a)	150,000	138,323
2.90%, 11/03/27 (a)	75,000	73,442
2.25%, 09/04/29 (a)	100,000	91,676
1.75%, 05/04/30 (a)	200,000	175,116

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 09/15/31 (a)	100,000	87,345
3.88%, 03/15/39 (a)	150,000	147,117
4.15%, 05/15/48 (a)	300,000	301,962
2.70%, 09/15/51 (a)	100,000	79,150
The Western Union Co.
4.25%, 06/09/23 (a)	100,000	101,250
2.85%, 01/10/25 (a)	100,000	97,564
1.35%, 03/15/26 (a)	200,000	181,580
6.20%, 11/17/36	100,000	105,237
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	150,000	152,279
3.35%, 05/15/26 (a)	150,000	147,363
5.50%, 08/15/35	100,000	106,497
5.65%, 11/23/43 (a)	150,000	159,696
Trimble, Inc.
4.15%, 06/15/23 (a)	150,000	151,220
4.75%, 12/01/24 (a)	50,000	50,983
4.90%, 06/15/28 (a)	100,000	101,156
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	250,000	231,797
3.88%, 04/22/27 (a)	200,000	201,822
2.50%, 10/25/31 (a)	250,000	219,255
4.25%, 04/22/32 (a)	200,000	200,656
3.13%, 10/25/41 (a)	250,000	209,540
3.25%, 10/25/51 (a)	250,000	206,500
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	100,617
3.70%, 02/15/26 (a)	100,000	100,769
3.13%, 08/15/27 (a)	100,000	97,799
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	150,783
2.70%, 06/15/31 (a)	200,000	168,030
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	151,323
4.13%, 03/15/29 (a)	150,000	148,172
5.50%, 06/15/45 (a)	50,000	52,163
3.63%, 05/15/50 (a)	100,000	80,815
Visa, Inc.
3.15%, 12/14/25 (a)	800,000	802,936
1.90%, 04/15/27 (a)	300,000	283,146
0.75%, 08/15/27 (a)	150,000	133,277
2.05%, 04/15/30 (a)	300,000	269,646
1.10%, 02/15/31 (a)	200,000	164,262
4.15%, 12/14/35 (a)	330,000	340,233
2.70%, 04/15/40 (a)	150,000	126,521
4.30%, 12/14/45 (a)	695,000	710,832
3.65%, 09/15/47 (a)	100,000	92,259
2.00%, 08/15/50 (a)	250,000	171,983
VMware, Inc.
0.60%, 08/15/23	200,000	194,148
1.00%, 08/15/24 (a)	250,000	236,870
4.50%, 05/15/25 (a)	150,000	152,711
1.40%, 08/15/26 (a)	300,000	269,175
4.65%, 05/15/27 (a)	50,000	51,031
3.90%, 08/21/27 (a)	200,000	197,068
1.80%, 08/15/28 (a)	200,000	170,550
4.70%, 05/15/30 (a)	150,000	148,862
2.20%, 08/15/31 (a)	350,000	284,147
Western Digital Corp.
4.75%, 02/15/26 (a)	500,000	500,450
2.85%, 02/01/29 (a)	100,000	85,858
3.10%, 02/01/32 (a)	100,000	81,393
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	196,868
3.70%, 04/01/29 (a)	150,000	144,441
3.80%, 04/01/32 (a)	250,000	236,087
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	100,081
2.38%, 06/01/30 (a)	200,000	178,268
		113,217,209
Transportation 0.6%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	143,157	135,255
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	147,625	139,067
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	149,078	137,029
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	113,625	107,205
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	106,989	95,974
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 01/11/36	150,000	131,844
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (a)	150,000	151,997
3.75%, 04/01/24 (a)	100,000	101,735
3.40%, 09/01/24 (a)	200,000	202,058
3.65%, 09/01/25 (a)	100,000	101,606
3.25%, 06/15/27 (a)	200,000	198,836
6.20%, 08/15/36	150,000	180,570
5.75%, 05/01/40 (a)	100,000	114,658
5.05%, 03/01/41 (a)	100,000	105,843
5.40%, 06/01/41 (a)	100,000	110,490
4.95%, 09/15/41 (a)	200,000	210,154
4.38%, 09/01/42 (a)	250,000	246,352
5.15%, 09/01/43 (a)	100,000	108,688
4.90%, 04/01/44 (a)	100,000	104,552
4.55%, 09/01/44 (a)	90,000	90,648
4.15%, 04/01/45 (a)	250,000	239,270
4.70%, 09/01/45 (a)	100,000	102,300
3.90%, 08/01/46 (a)	250,000	231,917
4.05%, 06/15/48 (a)	200,000	189,894
4.15%, 12/15/48 (a)	300,000	288,108
3.55%, 02/15/50 (a)	100,000	87,622
3.05%, 02/15/51 (a)	100,000	79,999
3.30%, 09/15/51 (a)	200,000	166,830
2.88%, 06/15/52 (a)	200,000	155,824
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	97,691
6.90%, 07/15/28	150,000	174,687
6.20%, 06/01/36	150,000	176,641
3.20%, 08/02/46 (a)	150,000	123,086
3.65%, 02/03/48 (a)	100,000	88,664
4.45%, 01/20/49 (a)	150,000	149,754
2.45%, 05/01/50 (a)	200,000	141,610
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	300,000	285,771
2.90%, 02/01/25 (a)	50,000	49,351
1.75%, 12/02/26 (a)	200,000	184,858
4.00%, 06/01/28 (a)	100,000	101,056
2.05%, 03/05/30 (a)	100,000	87,610
2.45%, 12/02/31 (a)	300,000	265,011
4.80%, 09/15/35 (a)	50,000	51,631
5.95%, 05/15/37	100,000	115,132
3.00%, 12/02/41 (a)	200,000	165,388
4.80%, 08/01/45 (a)	100,000	101,757
3.10%, 12/02/51 (a)	400,000	314,392
6.13%, 09/15/15 (a)	100,000	112,524
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	150,000	148,335

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CSX Corp.
3.40%, 08/01/24 (a)	150,000	150,888
3.35%, 11/01/25 (a)	100,000	99,977
2.60%, 11/01/26 (a)	100,000	95,739
3.25%, 06/01/27 (a)	150,000	146,469
3.80%, 03/01/28 (a)	200,000	200,118
4.25%, 03/15/29 (a)	150,000	152,772
2.40%, 02/15/30 (a)	100,000	89,691
6.22%, 04/30/40	250,000	294,957
4.75%, 05/30/42 (a)	250,000	250,017
4.10%, 03/15/44 (a)	200,000	182,592
3.80%, 11/01/46 (a)	100,000	88,623
4.30%, 03/01/48 (a)	200,000	190,632
4.75%, 11/15/48 (a)	100,000	102,209
4.50%, 03/15/49 (a)	150,000	146,483
3.35%, 09/15/49 (a)	100,000	81,841
3.80%, 04/15/50 (a)	100,000	88,028
3.95%, 05/01/50 (a)	200,000	180,646
2.50%, 05/15/51 (a)	100,000	72,054
4.50%, 08/01/54 (a)	100,000	97,341
4.65%, 03/01/68 (a)	50,000	47,979
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 10/25/25	100,000	98,368
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	91,031	82,078
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	248,272
3.40%, 02/15/28 (a)	150,000	146,706
3.10%, 08/05/29 (a)	200,000	187,342
2.40%, 05/15/31 (a)	150,000	130,667
4.90%, 01/15/34	150,000	155,211
3.90%, 02/01/35	50,000	46,508
1.88%, 08/20/35	229,948	201,800
3.88%, 08/01/42	150,000	129,578
4.10%, 04/15/43	100,000	88,445
5.10%, 01/15/44	75,000	75,468
4.10%, 02/01/45	150,000	131,862
4.75%, 11/15/45 (a)	300,000	290,751
4.55%, 04/01/46 (a)	300,000	279,777
4.40%, 01/15/47 (a)	100,000	91,357
4.05%, 02/15/48 (a)	150,000	130,575
4.95%, 10/17/48 (a)	150,000	147,867
5.25%, 05/15/50 (a)	300,000	309,426
GXO Logistics, Inc.
1.65%, 07/15/26 (a)(d)	150,000	133,523
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	151,148
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	89,026	77,962
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	180,369	172,296
Kansas City Southern
2.88%, 11/15/29 (a)	150,000	137,415
4.95%, 08/15/45 (a)	100,000	99,607
4.70%, 05/01/48 (a)	150,000	147,678
3.50%, 05/01/50 (a)	100,000	82,155
4.20%, 11/15/69 (a)	100,000	86,955
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	96,373
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	100,000	100,328
2.90%, 06/15/26 (a)	200,000	193,846
3.15%, 06/01/27 (a)	50,000	48,700
3.80%, 08/01/28 (a)	150,000	149,264
2.55%, 11/01/29 (a)	100,000	90,908
3.95%, 10/01/42 (a)	130,000	118,399
4.45%, 06/15/45 (a)	150,000	146,583
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 01/15/46 (a)	150,000	150,536
3.94%, 11/01/47 (a)	200,000	181,064
4.15%, 02/28/48 (a)	100,000	93,190
4.10%, 05/15/49 (a)	100,000	92,564
3.40%, 11/01/49 (a)	100,000	82,456
3.05%, 05/15/50 (a)	200,000	156,748
2.90%, 08/25/51 (a)	100,000	76,959
4.05%, 08/15/52 (a)	150,000	137,361
3.16%, 05/15/55 (a)	300,000	231,897
4.10%, 05/15/21 (a)	100,000	80,612
Ryder System, Inc.
3.88%, 12/01/23 (a)	150,000	151,595
3.65%, 03/18/24 (a)	100,000	99,992
4.63%, 06/01/25 (a)	150,000	152,683
3.35%, 09/01/25 (a)	150,000	147,696
2.90%, 12/01/26 (a)	100,000	95,092
Southwest Airlines Co.
5.25%, 05/04/25 (a)	320,000	334,147
3.00%, 11/15/26 (a)	95,000	91,768
5.13%, 06/15/27 (a)	300,000	312,807
3.45%, 11/16/27 (a)	100,000	96,027
2.63%, 02/10/30 (a)	150,000	131,697
Union Pacific Corp.
3.65%, 02/15/24 (a)	250,000	252,345
3.15%, 03/01/24 (a)	200,000	201,052
3.25%, 01/15/25 (a)	100,000	100,583
3.75%, 07/15/25 (a)	150,000	152,077
2.75%, 03/01/26 (a)	150,000	146,229
3.00%, 04/15/27 (a)	200,000	195,406
3.95%, 09/10/28 (a)	250,000	253,932
3.70%, 03/01/29 (a)	150,000	148,992
2.40%, 02/05/30 (a)	200,000	180,942
2.38%, 05/20/31 (a)	200,000	177,986
2.80%, 02/14/32 (a)	250,000	228,500
3.60%, 09/15/37 (a)	150,000	140,237
3.55%, 08/15/39 (a)	100,000	90,397
3.20%, 05/20/41 (a)	200,000	171,826
4.05%, 11/15/45 (a)	150,000	137,334
4.05%, 03/01/46 (a)	150,000	141,401
4.00%, 04/15/47 (a)	150,000	140,709
4.30%, 03/01/49 (a)	100,000	98,075
3.25%, 02/05/50 (a)	350,000	290,657
3.80%, 10/01/51 (a)	150,000	135,810
3.50%, 02/14/53 (a)	300,000	259,923
3.88%, 02/01/55 (a)	50,000	44,958
3.95%, 08/15/59 (a)	100,000	90,033
3.84%, 03/20/60 (a)	450,000	398,628
2.97%, 09/16/62 (a)	150,000	110,115
4.10%, 09/15/67 (a)	100,000	90,284
3.75%, 02/05/70 (a)	200,000	167,480
3.80%, 04/06/71 (a)	250,000	211,697
3.85%, 02/14/72 (a)	100,000	85,515
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 10/11/25	83,555	82,470
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	184,662	178,906
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	95,304	91,153
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	114,383	107,735
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	76,212	69,084
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	125,085	114,900
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	79,633	76,305

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	91,005	78,984
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	508,105	514,406
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	124,500	120,750
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	100,000	98,638
3.90%, 04/01/25 (a)	150,000	153,336
3.05%, 11/15/27 (a)	250,000	247,307
3.40%, 03/15/29 (a)	100,000	98,765
4.45%, 04/01/30 (a)	250,000	262,307
6.20%, 01/15/38	295,000	353,973
5.20%, 04/01/40 (a)	100,000	109,499
4.88%, 11/15/40 (a)	100,000	105,758
3.40%, 11/15/46 (a)	100,000	86,837
3.75%, 11/15/47 (a)	250,000	230,597
4.25%, 03/15/49 (a)	100,000	98,877
3.40%, 09/01/49 (a)	100,000	87,583
5.30%, 04/01/50 (a)	300,000	341,883
		26,465,595
		670,474,362

Utility 2.0%
Electric 1.8%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	249,515
2.10%, 07/01/30 (a)	175,000	148,820
4.15%, 05/01/49 (a)	100,000	89,814
3.45%, 05/15/51 (a)	100,000	79,702
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	133,413
3.80%, 06/15/49 (a)	100,000	88,292
3.65%, 04/01/50 (a)	200,000	173,854
Alabama Power Co.
1.45%, 09/15/30 (a)	250,000	207,952
6.00%, 03/01/39	100,000	114,185
3.85%, 12/01/42	150,000	132,615
4.15%, 08/15/44 (a)	150,000	138,413
3.70%, 12/01/47 (a)	250,000	219,112
4.30%, 07/15/48 (a)	150,000	142,118
3.45%, 10/01/49 (a)	100,000	83,408
3.13%, 07/15/51 (a)	100,000	78,202
3.00%, 03/15/52 (a)	150,000	116,003
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	98,543
1.95%, 03/15/27 (a)	150,000	137,285
1.75%, 03/15/28 (a)	100,000	88,570
3.50%, 01/15/31 (a)	200,000	188,096
Ameren Illinois Co.
4.15%, 03/15/46 (a)	150,000	142,623
3.70%, 12/01/47 (a)	100,000	88,745
4.50%, 03/15/49 (a)	100,000	100,052
2.90%, 06/15/51 (a)	100,000	76,866
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	150,000	144,576
4.30%, 12/01/28 (a)	100,000	100,230
2.30%, 03/01/30 (a)	150,000	130,122
3.25%, 03/01/50 (a)	150,000	113,837
3.88%, 02/15/62 (a)(b)	150,000	130,224
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	98,129
2.70%, 04/01/31 (a)	150,000	132,680
7.00%, 04/01/38	100,000	121,966
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 03/01/49 (a)	100,000	93,847
3.70%, 05/01/50 (a)	200,000	166,696
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	89,230
4.50%, 04/01/42 (a)	300,000	279,789
4.25%, 03/01/49 (a)	100,000	89,937
3.35%, 05/15/50 (a)	250,000	193,012
2.65%, 09/15/50 (a)	150,000	101,976
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	100,230
2.30%, 03/15/31 (a)	100,000	88,345
Avangrid, Inc.
3.15%, 12/01/24 (a)	150,000	148,936
3.20%, 04/15/25 (a)	150,000	148,296
3.80%, 06/01/29 (a)	100,000	97,051
Avista Corp.
4.35%, 06/01/48 (a)	100,000	96,048
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (a)	100,000	100,537
6.35%, 10/01/36	100,000	119,016
3.50%, 08/15/46 (a)	150,000	128,651
3.75%, 08/15/47 (a)	150,000	133,944
3.20%, 09/15/49 (a)	150,000	120,545
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (a)	200,000	202,406
4.05%, 04/15/25 (a)	400,000	409,796
3.25%, 04/15/28 (a)	150,000	146,691
3.70%, 07/15/30 (a)	150,000	147,036
6.13%, 04/01/36	298,000	344,446
5.95%, 05/15/37	200,000	228,596
5.15%, 11/15/43 (a)	100,000	104,131
4.50%, 02/01/45 (a)	250,000	241,042
3.80%, 07/15/48 (a)	150,000	132,126
4.45%, 01/15/49 (a)	100,000	97,353
4.25%, 10/15/50 (a)	100,000	94,991
2.85%, 05/15/51 (a)	250,000	187,397
4.60%, 05/01/53 (a)(d)	200,000	200,510
Black Hills Corp.
3.15%, 01/15/27 (a)	350,000	338,856
2.50%, 06/15/30 (a)	50,000	43,202
4.35%, 05/01/33 (a)	150,000	145,202
3.88%, 10/15/49 (a)	100,000	84,408
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	257,000	246,607
3.00%, 02/01/27 (a)	150,000	146,634
4.50%, 04/01/44 (a)	250,000	250,407
4.25%, 02/01/49 (a)	100,000	98,563
2.90%, 07/01/50 (a)	200,000	157,574
3.35%, 04/01/51 (a)	150,000	128,058
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	250,000	244,957
4.25%, 11/01/28 (a)	45,000	44,966
2.95%, 03/01/30 (a)	100,000	90,838
3.70%, 09/01/49 (a)	100,000	83,134
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	146,764
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	98,629
4.88%, 03/01/44 (a)	100,000	99,284
4.75%, 06/01/50 (a)(b)	100,000	93,801
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	100,000	97,041
2.95%, 08/15/27 (a)	150,000	145,385
2.20%, 03/01/30 (a)	100,000	88,773
5.90%, 03/15/36	150,000	174,516
3.80%, 10/01/42 (a)	100,000	90,569

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 08/15/43 (a)	100,000	101,059
3.70%, 03/01/45 (a)	100,000	87,844
4.35%, 11/15/45 (a)	100,000	96,892
3.65%, 06/15/46 (a)	100,000	89,536
3.75%, 08/15/47 (a)	150,000	135,492
4.00%, 03/01/48 (a)	150,000	143,295
4.00%, 03/01/49 (a)	150,000	140,051
3.20%, 11/15/49 (a)	100,000	81,076
3.00%, 03/01/50 (a)	150,000	119,064
3.13%, 03/15/51 (a)	200,000	162,672
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	200,000	182,560
2.05%, 07/01/31 (a)	100,000	86,289
4.00%, 04/01/48 (a)	200,000	189,382
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	50,141
3.35%, 04/01/30 (a)	200,000	191,570
5.30%, 03/01/35	230,000	243,193
5.85%, 03/15/36	150,000	165,553
5.50%, 12/01/39	200,000	218,046
4.20%, 03/15/42	200,000	184,580
4.45%, 03/15/44 (a)	230,000	219,652
4.50%, 12/01/45 (a)	150,000	143,223
3.85%, 06/15/46 (a)	200,000	175,534
3.88%, 06/15/47 (a)	150,000	130,742
4.65%, 12/01/48 (a)	100,000	98,360
4.13%, 05/15/49 (a)	100,000	91,400
3.95%, 04/01/50 (a)	250,000	229,182
4.63%, 12/01/54 (a)	100,000	97,214
4.30%, 12/01/56 (a)	150,000	136,064
4.00%, 11/15/57 (a)	100,000	86,527
4.50%, 05/15/58 (a)	100,000	94,100
3.70%, 11/15/59 (a)	100,000	82,724
3.00%, 12/01/60 (a)	100,000	71,972
3.60%, 06/15/61 (a)	200,000	164,690
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	250,000	242,582
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	245,700
6.25%, 10/01/39	262,000	277,898
5.75%, 10/01/41 (a)	100,000	100,158
Consumers Energy Co.
3.38%, 08/15/23 (a)	80,000	80,662
3.95%, 05/15/43 (a)	330,000	304,894
4.05%, 05/15/48 (a)	100,000	94,980
4.35%, 04/15/49 (a)	100,000	98,932
3.50%, 08/01/51 (a)	200,000	172,840
2.50%, 05/01/60 (a)	200,000	134,716
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	200,000	202,058
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	150,000	164,923
6.05%, 01/15/38	100,000	114,761
5.45%, 02/01/41 (a)	100,000	108,109
5.10%, 06/01/65 (a)	100,000	104,156
Dominion Energy, Inc.
3.07%, 08/15/24	150,000	149,184
3.90%, 10/01/25 (a)	150,000	151,318
1.45%, 04/15/26 (a)	200,000	183,492
2.85%, 08/15/26 (a)	150,000	145,067
4.25%, 06/01/28 (a)	150,000	152,010
3.38%, 04/01/30 (a)	350,000	329,794
5.25%, 08/01/33	180,000	191,669
5.95%, 06/15/35	100,000	110,114
7.00%, 06/15/38	100,000	120,404
4.90%, 08/01/41 (a)	100,000	99,826
4.05%, 09/15/42 (a)	100,000	89,714
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 12/01/44 (a)	150,000	144,917
4.60%, 03/15/49 (a)	100,000	96,911
5.75%, 10/01/54 (a)(b)	150,000	145,853
DTE Electric Co.
2.25%, 03/01/30 (a)	150,000	134,004
2.63%, 03/01/31 (a)	300,000	271,866
3.70%, 03/15/45 (a)	250,000	222,367
3.75%, 08/15/47 (a)	150,000	134,012
4.05%, 05/15/48 (a)	100,000	94,854
3.95%, 03/01/49 (a)	150,000	139,307
2.95%, 03/01/50 (a)	100,000	79,706
DTE Energy Co.
2.53%, 10/01/24	100,000	97,687
1.05%, 06/01/25 (a)	200,000	185,616
2.85%, 10/01/26 (a)	200,000	192,500
3.40%, 06/15/29 (a)	100,000	94,254
2.95%, 03/01/30 (a)	100,000	91,029
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	147,274
3.95%, 11/15/28 (a)	150,000	151,131
2.45%, 08/15/29 (a)	150,000	136,220
2.45%, 02/01/30 (a)	100,000	89,957
6.45%, 10/15/32	230,000	264,385
6.05%, 04/15/38	150,000	172,401
5.30%, 02/15/40	150,000	162,651
4.25%, 12/15/41 (a)	155,000	149,807
3.75%, 06/01/45 (a)	150,000	133,040
3.88%, 03/15/46 (a)	100,000	91,781
3.70%, 12/01/47 (a)	150,000	133,109
3.95%, 03/15/48 (a)	100,000	92,566
3.20%, 08/15/49 (a)	150,000	123,672
3.45%, 04/15/51 (a)	150,000	128,742
Duke Energy Corp.
3.75%, 04/15/24 (a)	205,000	207,138
0.90%, 09/15/25 (a)	200,000	184,340
2.65%, 09/01/26 (a)	450,000	432,211
3.15%, 08/15/27 (a)	200,000	193,514
3.40%, 06/15/29 (a)	50,000	47,292
2.45%, 06/01/30 (a)	250,000	218,457
2.55%, 06/15/31 (a)	200,000	171,878
4.80%, 12/15/45 (a)	200,000	193,086
3.75%, 09/01/46 (a)	250,000	208,500
3.95%, 08/15/47 (a)	100,000	84,696
4.20%, 06/15/49 (a)	100,000	87,882
3.50%, 06/15/51 (a)	200,000	158,750
3.25%, 01/15/82 (a)(b)	100,000	81,724
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	405,000	402,165
3.80%, 07/15/28 (a)	150,000	150,093
1.75%, 06/15/30 (a)	250,000	211,830
6.35%, 09/15/37	150,000	176,356
3.40%, 10/01/46 (a)	250,000	211,177
4.20%, 07/15/48 (a)	150,000	142,581
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	111,351
6.35%, 08/15/38	200,000	233,930
4.90%, 07/15/43 (a)	100,000	101,569
3.25%, 10/01/49 (a)	150,000	121,391
2.75%, 04/01/50 (a)	100,000	74,722
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	150,000	129,675
4.30%, 02/01/49 (a)	150,000	143,892
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	198,874
4.10%, 05/15/42 (a)	100,000	94,289
4.10%, 03/15/43 (a)	150,000	140,541
4.15%, 12/01/44 (a)	278,000	261,465

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 08/15/45 (a)	200,000	189,262
3.70%, 10/15/46 (a)	250,000	221,435
2.50%, 08/15/50 (a)	250,000	180,252
Edison International
3.55%, 11/15/24 (a)	100,000	99,237
4.95%, 04/15/25 (a)	100,000	102,181
5.75%, 06/15/27 (a)	100,000	103,981
4.13%, 03/15/28 (a)	100,000	95,769
El Paso Electric Co.
6.00%, 05/15/35	44,000	48,340
Emera US Finance LP
3.55%, 06/15/26 (a)	150,000	146,782
4.75%, 06/15/46 (a)	250,000	234,845
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	98,905
Enel Chile S.A.
4.88%, 06/12/28 (a)	100,000	99,815
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	99,938
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	200,000	202,692
4.20%, 04/01/49 (a)	150,000	145,250
2.65%, 06/15/51 (a)	200,000	147,012
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	227,990
2.95%, 09/01/26 (a)	300,000	289,146
2.80%, 06/15/30 (a)	100,000	88,687
2.40%, 06/15/31 (a)	150,000	127,205
3.75%, 06/15/50 (a)	150,000	123,918
Entergy Louisiana LLC
4.05%, 09/01/23 (a)	100,000	101,164
0.62%, 11/17/23 (a)	121,000	117,190
0.95%, 10/01/24 (a)	200,000	189,776
2.40%, 10/01/26 (a)	150,000	142,049
3.25%, 04/01/28 (a)	250,000	241,817
4.00%, 03/15/33 (a)	100,000	99,047
3.10%, 06/15/41 (a)	100,000	83,380
4.20%, 09/01/48 (a)	100,000	97,077
4.20%, 04/01/50 (a)	150,000	142,944
2.90%, 03/15/51 (a)	200,000	152,924
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	100,000	90,472
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	124,892
4.50%, 03/30/39 (a)	100,000	96,965
3.55%, 09/30/49 (a)	100,000	83,816
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	195,500
4.13%, 03/01/42 (a)	100,000	94,260
4.25%, 12/01/45 (a)	100,000	92,707
3.25%, 09/01/49 (a)	100,000	80,576
3.45%, 04/15/50 (a)	50,000	41,689
Evergy Metro, Inc.
4.20%, 03/15/48 (a)	300,000	279,651
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	195,118
2.90%, 09/15/29 (a)	250,000	225,705
Eversource Energy
3.80%, 12/01/23 (a)	150,000	151,617
3.15%, 01/15/25 (a)	130,000	129,042
0.80%, 08/15/25 (a)	200,000	183,008
3.30%, 01/15/28 (a)	100,000	96,243
4.25%, 04/01/29 (a)	150,000	150,411
1.65%, 08/15/30 (a)	250,000	204,697
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 03/15/31 (a)	100,000	86,803
3.45%, 01/15/50 (a)	150,000	119,960
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	253,607
3.40%, 04/15/26 (a)	150,000	148,063
4.05%, 04/15/30 (a)	300,000	295,545
4.95%, 06/15/35 (a)(d)	80,000	80,014
5.63%, 06/15/35	200,000	215,638
4.45%, 04/15/46 (a)	200,000	190,338
4.70%, 04/15/50 (a)	100,000	98,605
4.10%, 03/15/52 (a)(d)	150,000	134,633
Florida Power & Light Co.
2.85%, 04/01/25 (a)	150,000	149,383
3.13%, 12/01/25 (a)	150,000	150,211
2.45%, 02/03/32 (a)	300,000	267,747
5.63%, 04/01/34	150,000	173,380
5.65%, 02/01/37	100,000	112,546
5.96%, 04/01/39	200,000	232,398
5.69%, 03/01/40	150,000	172,630
5.25%, 02/01/41 (a)	150,000	163,441
4.05%, 06/01/42 (a)	250,000	241,312
4.05%, 10/01/44 (a)	150,000	143,859
3.70%, 12/01/47 (a)	100,000	91,613
3.95%, 03/01/48 (a)	100,000	95,200
4.13%, 06/01/48 (a)	150,000	145,888
3.99%, 03/01/49 (a)	100,000	94,995
3.15%, 10/01/49 (a)	100,000	83,494
2.88%, 12/04/51 (a)	200,000	158,674
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	294,185
Georgia Power Co.
2.10%, 07/30/23	200,000	198,634
2.20%, 09/15/24 (a)	200,000	194,964
2.65%, 09/15/29 (a)	150,000	134,964
4.75%, 09/01/40	150,000	143,384
4.30%, 03/15/42	150,000	138,416
4.30%, 03/15/43	100,000	90,561
3.70%, 01/30/50 (a)	100,000	83,171
3.25%, 03/15/51 (a)	100,000	78,209
5.13%, 05/15/52 (a)	200,000	208,212
Gulf Power Co.
3.30%, 05/30/27 (a)	250,000	246,632
Iberdrola International BV
6.75%, 07/15/36	100,000	122,007
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	140,937
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	95,174
3.75%, 07/01/47 (a)	100,000	86,233
4.25%, 08/15/48 (a)	100,000	92,681
3.25%, 05/01/51 (a)	150,000	118,548
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	100,218
2.30%, 06/01/30 (a)	200,000	174,704
6.25%, 07/15/39	150,000	176,143
3.50%, 09/30/49 (a)	100,000	81,980
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	97,519
5.30%, 07/01/43 (a)	100,000	104,622
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	103,941
4.38%, 10/01/45 (a)	100,000	93,610
3.30%, 06/01/50 (a)	100,000	81,237
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	100,000	94,135

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	198,690
6.75%, 12/30/31	100,000	121,303
4.80%, 09/15/43 (a)	100,000	103,015
4.40%, 10/15/44 (a)	100,000	97,489
4.25%, 05/01/46 (a)	100,000	96,509
3.95%, 08/01/47 (a)	150,000	139,548
3.65%, 08/01/48 (a)	150,000	133,868
4.25%, 07/15/49 (a)	150,000	146,080
3.15%, 04/15/50 (a)	100,000	81,880
2.70%, 08/01/52 (a)	200,000	151,564
Mississippi Power Co.
4.25%, 03/15/42	100,000	91,313
3.10%, 07/30/51 (a)	100,000	75,058
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	100,000	95,777
1.00%, 10/18/24	200,000	190,598
3.25%, 11/01/25 (a)	250,000	249,065
3.40%, 02/07/28 (a)	200,000	196,080
3.70%, 03/15/29 (a)	250,000	246,215
2.40%, 03/15/30 (a)	150,000	134,087
1.35%, 03/15/31 (a)	150,000	119,547
1.65%, 06/15/31 (a)	200,000	162,514
4.02%, 11/01/32 (a)	150,000	147,058
4.40%, 11/01/48 (a)	100,000	97,590
4.30%, 03/15/49 (a)	100,000	96,652
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	245,815
6.75%, 07/01/37	100,000	120,842
3.13%, 08/01/50 (a)	100,000	77,528
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24 (a)	250,000	248,885
3.55%, 05/01/27 (a)	250,000	247,780
1.90%, 06/15/28 (a)	300,000	267,756
3.50%, 04/01/29 (a)	150,000	143,363
2.75%, 11/01/29 (a)	150,000	135,816
2.25%, 06/01/30 (a)	300,000	261,030
2.44%, 01/15/32 (a)	200,000	171,718
3.00%, 01/15/52 (a)	100,000	75,542
4.80%, 12/01/77 (a)(b)	200,000	177,862
3.80%, 03/15/82 (a)(b)	100,000	85,268
Northern States Power Co.
3.40%, 08/15/42 (a)	250,000	217,707
4.00%, 08/15/45 (a)	150,000	140,067
3.60%, 05/15/46 (a)	200,000	178,810
3.60%, 09/15/47 (a)	150,000	133,130
2.90%, 03/01/50 (a)	150,000	119,651
3.20%, 04/01/52 (a)	100,000	83,229
NSTAR Electric Co.
5.50%, 03/15/40	250,000	277,045
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	109,066
5.38%, 11/01/40	200,000	203,502
3.75%, 08/01/50 (a)	100,000	81,924
Ohio Edison Co.
6.88%, 07/15/36	100,000	121,016
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	180,370
1.63%, 01/15/31 (a)	150,000	123,210
4.00%, 06/01/49 (a)	50,000	44,461
2.90%, 10/01/51 (a)	150,000	111,650
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	99,429
3.30%, 03/15/30 (a)	100,000	94,909
3.25%, 04/01/30 (a)	150,000	141,146
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	250,000	248,842
2.95%, 04/01/25 (a)	100,000	99,040
0.55%, 10/01/25 (a)	250,000	228,565
3.70%, 11/15/28 (a)	100,000	99,863
4.55%, 12/01/41 (a)	480,000	482,170
5.30%, 06/01/42 (a)	37,000	40,717
3.80%, 06/01/49 (a)	100,000	91,800
3.10%, 09/15/49 (a)	150,000	122,144
3.70%, 05/15/50 (a)	100,000	90,339
2.70%, 11/15/51 (a)	100,000	75,690
5.35%, 10/01/52 (a)	178,000	202,954
Pacific Gas & Electric Co.
4.25%, 08/01/23 (a)	300,000	302,697
1.70%, 11/15/23 (a)	200,000	195,168
3.40%, 08/15/24 (a)	200,000	196,744
3.45%, 07/01/25	200,000	193,588
3.15%, 01/01/26	500,000	472,450
2.95%, 03/01/26 (a)	200,000	186,640
2.10%, 08/01/27 (a)	200,000	174,684
3.30%, 12/01/27 (a)	250,000	228,295
3.00%, 06/15/28 (a)	150,000	134,757
3.75%, 07/01/28	200,000	184,632
4.55%, 07/01/30 (a)	750,000	700,912
2.50%, 02/01/31 (a)	450,000	361,089
3.25%, 06/01/31 (a)	150,000	126,131
4.50%, 07/01/40 (a)	450,000	369,535
3.30%, 08/01/40 (a)	250,000	184,662
4.75%, 02/15/44 (a)	200,000	162,424
4.30%, 03/15/45 (a)	200,000	152,762
4.00%, 12/01/46 (a)	100,000	73,618
3.95%, 12/01/47 (a)	200,000	146,804
4.95%, 07/01/50 (a)	750,000	627,585
3.50%, 08/01/50 (a)	350,000	249,662
PacifiCorp
3.50%, 06/15/29 (a)	150,000	145,674
2.70%, 09/15/30 (a)	200,000	181,868
6.25%, 10/15/37	100,000	117,135
6.00%, 01/15/39	330,000	376,428
4.13%, 01/15/49 (a)	150,000	140,607
4.15%, 02/15/50 (a)	150,000	141,044
3.30%, 03/15/51 (a)	100,000	82,372
2.90%, 06/15/52 (a)	200,000	153,808
PECO Energy Co.
4.15%, 10/01/44 (a)	100,000	94,814
3.90%, 03/01/48 (a)	150,000	139,706
3.00%, 09/15/49 (a)	100,000	78,451
2.80%, 06/15/50 (a)	100,000	76,414
3.05%, 03/15/51 (a)	150,000	119,871
PG&E Wildfire Recovery Funding LLC
4.45%, 12/01/49	200,000	207,528
4.67%, 12/01/53	200,000	204,577
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	175,000	162,225
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	150,000	151,962
6.50%, 11/15/37	150,000	181,525
4.15%, 03/15/43 (a)	100,000	94,170
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	250,000	242,880
4.13%, 04/15/30 (a)	200,000	197,572
PPL Electric Utilities Corp.
4.75%, 07/15/43 (a)	50,000	50,981
4.13%, 06/15/44 (a)	100,000	93,403
3.95%, 06/01/47 (a)	150,000	138,636
4.15%, 06/15/48 (a)	100,000	95,006

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Progress Energy, Inc.
7.75%, 03/01/31	150,000	181,912
6.00%, 12/01/39	100,000	110,092
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	200,000	201,490
1.90%, 01/15/31 (a)	150,000	128,693
1.88%, 06/15/31 (a)	150,000	127,799
6.25%, 09/01/37	100,000	121,619
3.60%, 09/15/42 (a)	100,000	90,856
4.30%, 03/15/44 (a)	40,000	38,094
3.80%, 06/15/47 (a)	200,000	182,750
4.05%, 09/15/49 (a)	100,000	94,483
3.20%, 03/01/50 (a)	100,000	82,385
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	200,000	201,340
2.20%, 06/15/31 (a)	100,000	87,249
3.60%, 07/01/49 (a)	150,000	131,630
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	85,590
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	250,000	230,125
2.25%, 09/15/26 (a)	300,000	284,877
3.20%, 05/15/29 (a)	100,000	96,280
1.90%, 08/15/31 (a)	250,000	213,027
3.95%, 05/01/42 (a)	150,000	137,942
3.80%, 03/01/46 (a)	150,000	136,502
3.60%, 12/01/47 (a)	100,000	88,224
3.85%, 05/01/49 (a)	150,000	138,120
3.15%, 01/01/50 (a)	100,000	81,316
2.70%, 05/01/50 (a)	150,000	113,693
2.05%, 08/01/50 (a)	200,000	130,756
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	200,000	198,300
0.80%, 08/15/25 (a)	250,000	229,277
1.60%, 08/15/30 (a)	200,000	162,756
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	239,992
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	419,956
4.22%, 06/15/48 (a)	100,000	93,527
3.25%, 09/15/49 (a)	100,000	79,688
2.89%, 09/15/51 (a)	100,000	74,979
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	144,659
1.70%, 10/01/30 (a)	200,000	168,382
6.00%, 06/01/39	150,000	172,909
4.50%, 08/15/40	100,000	98,791
4.15%, 05/15/48 (a)	100,000	95,617
4.10%, 06/15/49 (a)	100,000	93,150
3.32%, 04/15/50 (a)	100,000	82,106
2.95%, 08/15/51 (a)	150,000	117,903
Southern California Edison Co.
3.40%, 06/01/23 (a)	100,000	100,435
0.70%, 08/01/23	100,000	97,444
3.50%, 10/01/23 (a)	300,000	302,343
3.70%, 08/01/25 (a)	200,000	199,736
1.20%, 02/01/26 (a)	250,000	226,847
3.65%, 03/01/28 (a)	250,000	241,877
4.20%, 03/01/29 (a)	100,000	98,554
2.85%, 08/01/29 (a)	100,000	90,626
2.25%, 06/01/30 (a)	150,000	128,489
6.00%, 01/15/34	150,000	165,141
5.55%, 01/15/37	150,000	155,386
5.95%, 02/01/38	100,000	108,431
5.50%, 03/15/40	100,000	102,602
4.50%, 09/01/40 (a)	150,000	138,804
4.05%, 03/15/42 (a)	100,000	86,847
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 03/15/43 (a)	150,000	127,047
4.65%, 10/01/43 (a)	150,000	140,886
3.60%, 02/01/45 (a)	100,000	79,168
4.00%, 04/01/47 (a)	400,000	341,956
4.13%, 03/01/48 (a)	250,000	215,177
4.88%, 03/01/49 (a)	100,000	95,276
3.65%, 02/01/50 (a)	200,000	160,598
2.95%, 02/01/51 (a)	200,000	141,898
3.65%, 06/01/51 (a)	200,000	162,314
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	101,563
0.90%, 01/15/26 (a)	150,000	135,731
5.25%, 07/15/43	50,000	49,110
4.95%, 12/15/46 (a)	100,000	95,870
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	138,450
2.75%, 10/01/26 (a)	150,000	142,959
4.10%, 09/15/28 (a)	150,000	148,461
6.20%, 03/15/40	100,000	113,490
3.90%, 04/01/45 (a)	150,000	125,933
3.85%, 02/01/48 (a)	50,000	42,223
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	146,410
3.40%, 08/15/46 (a)	150,000	125,544
3.70%, 08/15/47 (a)	100,000	87,113
3.15%, 05/01/50 (a)	150,000	120,545
Tampa Electric Co.
2.40%, 03/15/31 (a)	100,000	87,695
4.10%, 06/15/42 (a)	200,000	182,804
4.30%, 06/15/48 (a)	250,000	236,027
The AES Corp.
1.38%, 01/15/26 (a)	150,000	135,900
2.45%, 01/15/31 (a)	400,000	333,580
The Dayton Power & Light Co.
3.95%, 06/15/49 (a)	100,000	89,142
The Southern Co.
2.95%, 07/01/23 (a)	250,000	250,550
0.60%, 02/26/24 (a)	200,000	191,552
3.25%, 07/01/26 (a)	400,000	391,124
3.70%, 04/30/30 (a)	250,000	239,097
4.25%, 07/01/36 (a)	50,000	48,034
4.40%, 07/01/46 (a)	400,000	371,504
4.00%, 01/15/51 (a)(b)	250,000	229,827
3.75%, 09/15/51 (a)(b)	200,000	179,124
The Toledo Edison Co.
6.15%, 05/15/37	100,000	113,717
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	163,214
4.85%, 12/01/48 (a)	50,000	49,608
4.00%, 06/15/50 (a)	100,000	87,426
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	146,671
2.95%, 03/15/30 (a)	200,000	187,180
2.15%, 03/15/32 (a)	100,000	85,687
3.90%, 09/15/42 (a)	40,000	36,334
4.00%, 04/01/48 (a)	250,000	230,990
2.63%, 03/15/51 (a)	250,000	182,257
3.90%, 04/01/52 (a)	150,000	138,578
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	250,000	248,770
3.80%, 04/01/28 (a)	150,000	150,151
2.88%, 07/15/29 (a)	250,000	233,515
2.40%, 03/30/32 (a)	150,000	131,769
6.00%, 05/15/37	300,000	343,575
8.88%, 11/15/38	150,000	219,259
4.00%, 01/15/43 (a)	100,000	91,938
4.65%, 08/15/43 (a)	200,000	199,072

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 02/15/44 (a)	100,000	97,313
4.20%, 05/15/45 (a)	100,000	93,569
3.80%, 09/15/47 (a)	150,000	134,576
4.60%, 12/01/48 (a)	150,000	151,152
3.30%, 12/01/49 (a)	250,000	209,595
2.45%, 12/15/50 (a)	200,000	141,666
WEC Energy Group, Inc.
0.55%, 09/15/23	200,000	194,412
0.80%, 03/15/24 (a)	200,000	191,228
1.38%, 10/15/27 (a)	200,000	175,982
1.80%, 10/15/30 (a)	100,000	82,306
Wisconsin Electric Power Co.
4.30%, 10/15/48 (a)	100,000	97,110
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	93,883
3.65%, 04/01/50 (a)	100,000	85,982
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	219,000
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	450,000	434,646
4.00%, 06/15/28 (a)	250,000	249,472
2.60%, 12/01/29 (a)	100,000	89,729
3.40%, 06/01/30 (a)	100,000	94,162
4.60%, 06/01/32 (a)	200,000	205,488
3.50%, 12/01/49 (a)	100,000	82,128
		83,792,579
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	114,968
1.50%, 01/15/31 (a)	250,000	205,810
4.13%, 10/15/44 (a)	300,000	278,385
4.30%, 10/01/48 (a)	100,000	96,558
4.13%, 03/15/49 (a)	100,000	94,943
3.38%, 09/15/49 (a)	100,000	84,076
2.85%, 02/15/52 (a)	150,000	112,889
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	100,000	100,001
1.75%, 10/01/30 (a)	100,000	83,709
5.85%, 01/15/41 (a)	100,000	111,229
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	320,684
3.49%, 05/15/27 (a)	250,000	245,080
2.95%, 09/01/29 (a)	100,000	90,767
3.60%, 05/01/30 (a)	200,000	188,344
1.70%, 02/15/31 (a)	250,000	200,642
5.25%, 02/15/43 (a)	45,000	44,614
4.80%, 02/15/44 (a)	209,000	196,119
5.65%, 02/01/45 (a)	100,000	103,681
4.38%, 05/15/47 (a)	200,000	181,312
3.95%, 03/30/48 (a)	100,000	84,860
ONE Gas, Inc.
1.10%, 03/11/24 (a)	200,000	192,704
2.00%, 05/15/30 (a)	100,000	85,220
4.66%, 02/01/44 (a)	100,000	95,598
4.50%, 11/01/48 (a)	100,000	92,767
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	143,233
2.50%, 03/15/31 (a)	100,000	86,720
3.64%, 11/01/46 (a)	100,000	81,873
3.35%, 06/01/50 (a)	100,000	78,807
Sempra Energy
3.25%, 06/15/27 (a)	200,000	194,076
3.40%, 02/01/28 (a)	200,000	194,412
3.70%, 04/01/29 (a)	150,000	145,114
3.80%, 02/01/38 (a)	150,000	133,235
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 10/15/39	150,000	168,639
4.00%, 02/01/48 (a)	150,000	132,675
4.13%, 04/01/52 (a)(b)	150,000	130,970
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	50,142
2.60%, 06/15/26 (a)	130,000	125,451
2.95%, 04/15/27 (a)	150,000	145,815
2.55%, 02/01/30 (a)	100,000	90,258
3.75%, 09/15/42 (a)	150,000	131,040
4.30%, 01/15/49 (a)	250,000	237,800
3.95%, 02/15/50 (a)	100,000	89,914
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	150,000	148,953
1.75%, 01/15/31 (a)	250,000	202,890
5.88%, 03/15/41 (a)	150,000	164,487
4.40%, 06/01/43 (a)	75,000	68,635
3.95%, 10/01/46 (a)	150,000	127,448
4.40%, 05/30/47 (a)	100,000	91,457
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	207,947
4.15%, 06/01/49 (a)	100,000	86,454
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	100,000	80,723
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	88,434
		7,032,562
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	150,618
3.75%, 09/01/28 (a)	240,000	237,430
3.45%, 06/01/29 (a)	300,000	287,760
2.80%, 05/01/30 (a)	200,000	182,170
2.30%, 06/01/31 (a)	200,000	173,270
3.75%, 09/01/47 (a)	400,000	350,620
4.15%, 06/01/49 (a)	150,000	138,811
3.45%, 05/01/50 (a)	100,000	83,302
3.25%, 06/01/51 (a)	200,000	161,090
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	100,000	95,539
2.70%, 04/15/30 (a)	100,000	89,584
2.40%, 05/01/31 (a)	200,000	171,202
4.28%, 05/01/49 (a)	100,000	91,136
3.35%, 04/15/50 (a)	100,000	78,366
		2,290,898
		93,116,039
Total Corporates (Cost $1,251,380,478)		1,136,351,217

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 39.8% OF NET ASSETS
Bonds
6.25%, 08/15/23	1,375,000	1,441,440
7.50%, 11/15/24	800,000	892,625
7.63%, 02/15/25	550,000	621,135
6.88%, 08/15/25	500,000	563,398
6.00%, 02/15/26	1,310,800	1,458,265
6.75%, 08/15/26	750,000	866,104
6.50%, 11/15/26	955,300	1,100,610
6.63%, 02/15/27	696,400	811,469
6.38%, 08/15/27	743,300	868,935
6.13%, 11/15/27	1,509,500	1,755,678
5.50%, 08/15/28	280,000	321,464
5.25%, 11/15/28	1,588,100	1,809,069

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 02/15/29	795,300	910,308
6.13%, 08/15/29	900,000	1,091,953
6.25%, 05/15/30	450,000	558,809
5.38%, 02/15/31	1,760,000	2,099,488
4.50%, 02/15/36	2,108,700	2,520,885
4.75%, 02/15/37	1,835,000	2,242,571
5.00%, 05/15/37	1,920,000	2,404,200
4.38%, 02/15/38	1,477,600	1,739,989
4.50%, 05/15/38	1,710,000	2,040,645
3.50%, 02/15/39	1,755,300	1,858,698
4.25%, 05/15/39	2,229,500	2,581,343
4.50%, 08/15/39	2,623,300	3,126,851
4.38%, 11/15/39	2,675,900	3,135,402
4.63%, 02/15/40	2,848,600	3,438,572
1.13%, 05/15/40	6,900,000	4,896,844
4.38%, 05/15/40	2,777,000	3,248,005
1.13%, 08/15/40	9,600,000	6,768,000
3.88%, 08/15/40	2,609,100	2,857,780
1.38%, 11/15/40	10,200,000	7,501,781
4.25%, 11/15/40	2,573,600	2,948,381
1.88%, 02/15/41	12,400,000	9,942,281
4.75%, 02/15/41	1,900,000	2,318,742
2.25%, 05/15/41	10,600,000	9,023,250
4.38%, 05/15/41	2,613,700	3,034,751
1.75%, 08/15/41	14,200,000	11,046,047
3.75%, 08/15/41	2,503,600	2,677,287
2.00%, 11/15/41	11,700,000	9,511,734
3.13%, 11/15/41	2,381,600	2,330,619
2.38%, 02/15/42	9,300,000	8,062,664
3.13%, 02/15/42	2,430,900	2,374,306
3.00%, 05/15/42	2,505,300	2,394,910
2.75%, 08/15/42	3,068,100	2,808,510
2.75%, 11/15/42	4,110,800	3,756,565
3.13%, 02/15/43	3,982,900	3,863,724
2.88%, 05/15/43	5,672,800	5,282,795
3.63%, 08/15/43	4,442,900	4,651,855
3.75%, 11/15/43	4,352,900	4,645,020
3.63%, 02/15/44	4,562,900	4,774,291
3.38%, 05/15/44	4,093,600	4,119,185
3.13%, 08/15/44	5,238,200	5,057,728
3.00%, 11/15/44	4,153,600	3,923,854
2.50%, 02/15/45	6,007,000	5,194,178
3.00%, 05/15/45	2,568,600	2,427,327
2.88%, 08/15/45	3,888,200	3,598,104
3.00%, 11/15/45	2,418,600	2,290,112
2.50%, 02/15/46	4,657,900	4,026,900
2.50%, 05/15/46	4,667,800	4,033,271
2.25%, 08/15/46	5,395,800	4,434,252
2.88%, 11/15/46	2,448,900	2,272,694
3.00%, 02/15/47	5,086,600	4,835,052
3.00%, 05/15/47	3,919,000	3,726,112
2.75%, 08/15/47	5,475,000	4,983,533
2.75%, 11/15/47	6,150,000	5,605,148
3.00%, 02/15/48	6,850,000	6,565,832
3.13%, 05/15/48	7,600,000	7,477,094
3.00%, 08/15/48	8,250,000	7,930,313
3.38%, 11/15/48	8,300,000	8,577,531
3.00%, 02/15/49	8,600,000	8,325,875
2.88%, 05/15/49	8,750,000	8,289,941
2.25%, 08/15/49	8,300,000	6,920,773
2.38%, 11/15/49	7,850,000	6,728,309
2.00%, 02/15/50	9,720,000	7,643,109
1.25%, 05/15/50	11,250,000	7,264,160
1.38%, 08/15/50	12,455,000	8,322,470
1.63%, 11/15/50	12,400,000	8,862,125
1.88%, 02/15/51	13,800,000	10,506,328
2.38%, 05/15/51	13,700,000	11,771,297
2.00%, 08/15/51	14,000,000	10,986,719
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 11/15/51	12,900,000	9,840,281
2.25%, 02/15/52	12,000,000	10,045,313
Notes
0.13%, 07/31/23	12,000,000	11,716,875
1.25%, 07/31/23	7,500,000	7,418,555
2.75%, 07/31/23	4,800,000	4,831,031
0.13%, 08/15/23	9,700,000	9,461,479
2.50%, 08/15/23	8,402,200	8,431,575
0.13%, 08/31/23	12,500,000	12,175,293
1.38%, 08/31/23	5,500,000	5,441,670
2.75%, 08/31/23	4,800,000	4,831,594
0.13%, 09/15/23	7,500,000	7,298,584
0.25%, 09/30/23	12,500,000	12,174,560
1.38%, 09/30/23	5,574,500	5,509,827
2.88%, 09/30/23	6,200,000	6,249,891
0.13%, 10/15/23	8,300,000	8,057,971
0.38%, 10/31/23	12,000,000	11,680,078
1.63%, 10/31/23	4,950,000	4,903,014
2.88%, 10/31/23	6,100,000	6,149,324
0.25%, 11/15/23	10,000,000	9,706,055
2.75%, 11/15/23	11,438,200	11,509,019
0.50%, 11/30/23	11,500,000	11,188,018
2.13%, 11/30/23	6,700,000	6,679,455
2.88%, 11/30/23	5,200,000	5,241,641
0.13%, 12/15/23	10,400,000	10,052,453
0.75%, 12/31/23	11,000,000	10,722,852
2.25%, 12/31/23	4,575,200	4,566,443
2.63%, 12/31/23	5,750,000	5,773,921
0.13%, 01/15/24	9,000,000	8,677,793
0.88%, 01/31/24	11,000,000	10,722,852
2.25%, 01/31/24	5,024,500	5,010,467
2.50%, 01/31/24	6,000,000	6,006,914
0.13%, 02/15/24	10,000,000	9,620,703
2.75%, 02/15/24	9,750,000	9,801,606
1.50%, 02/29/24	9,500,000	9,348,408
2.13%, 02/29/24	4,964,100	4,936,953
2.38%, 02/29/24	4,700,000	4,695,318
0.25%, 03/15/24	11,000,000	10,578,906
2.13%, 03/31/24	8,254,400	8,202,488
2.25%, 03/31/24	9,000,000	8,961,152
0.38%, 04/15/24	8,000,000	7,691,094
2.00%, 04/30/24	4,000,000	3,962,969
2.25%, 04/30/24	7,050,000	7,017,091
2.50%, 04/30/24	9,000,000	8,996,660
0.25%, 05/15/24	9,500,000	9,091,240
2.50%, 05/15/24	10,757,600	10,755,919
2.00%, 05/31/24	8,100,000	8,017,734
2.50%, 05/31/24	10,000,000	9,990,430
0.25%, 06/15/24	9,500,000	9,068,047
1.75%, 06/30/24	6,600,000	6,493,781
2.00%, 06/30/24	4,750,000	4,697,676
0.38%, 07/15/24	9,000,000	8,596,055
1.75%, 07/31/24	6,100,000	5,996,109
2.13%, 07/31/24	4,500,000	4,458,516
0.38%, 08/15/24	10,000,000	9,528,906
2.38%, 08/15/24	11,426,900	11,372,890
1.25%, 08/31/24	5,600,000	5,436,813
1.88%, 08/31/24	5,165,000	5,083,288
0.38%, 09/15/24	11,000,000	10,454,727
1.50%, 09/30/24	5,800,000	5,654,547
2.13%, 09/30/24	3,750,000	3,708,984
0.63%, 10/15/24	11,000,000	10,494,687
1.50%, 10/31/24	5,300,000	5,159,840
2.25%, 10/31/24	3,900,000	3,864,504
0.75%, 11/15/24	9,000,000	8,593,945
2.25%, 11/15/24	11,426,900	11,315,309
1.50%, 11/30/24	6,210,000	6,035,344
2.13%, 11/30/24	3,800,000	3,750,125
1.00%, 12/15/24	10,000,000	9,593,750

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 12/31/24	5,500,000	5,372,813
2.25%, 12/31/24	4,100,000	4,056,598
1.13%, 01/15/25	9,700,000	9,319,578
1.38%, 01/31/25	5,100,000	4,928,273
2.50%, 01/31/25	4,500,000	4,477,500
1.50%, 02/15/25	9,000,000	8,716,641
2.00%, 02/15/25	8,798,900	8,640,795
1.13%, 02/28/25	5,950,000	5,704,330
2.75%, 02/28/25	4,450,000	4,455,563
1.75%, 03/15/25	7,500,000	7,306,641
0.50%, 03/31/25	6,100,000	5,733,285
2.63%, 03/31/25	2,200,000	2,195,617
2.63%, 04/15/25	8,000,000	7,979,688
0.38%, 04/30/25	7,000,000	6,540,898
2.88%, 04/30/25	4,000,000	4,016,406
2.13%, 05/15/25	8,721,600	8,575,445
2.75%, 05/15/25	9,000,000	9,008,789
0.25%, 05/31/25	6,900,000	6,408,914
2.88%, 05/31/25	3,600,000	3,615,750
0.25%, 06/30/25	8,000,000	7,412,812
2.75%, 06/30/25	2,350,000	2,351,561
0.25%, 07/31/25	7,100,000	6,562,785
2.88%, 07/31/25	3,500,000	3,514,355
2.00%, 08/15/25	9,107,400	8,896,080
0.25%, 08/31/25	8,900,000	8,205,383
2.75%, 08/31/25	4,400,000	4,399,141
0.25%, 09/30/25	9,900,000	9,109,547
3.00%, 09/30/25	4,400,000	4,433,688
0.25%, 10/31/25	9,400,000	8,631,844
3.00%, 10/31/25	4,100,000	4,129,789
2.25%, 11/15/25	10,580,200	10,395,873
0.38%, 11/30/25	10,000,000	9,200,000
2.88%, 11/30/25	4,800,000	4,815,187
0.38%, 12/31/25	10,800,000	9,915,328
2.63%, 12/31/25	4,100,000	4,079,180
0.38%, 01/31/26	11,400,000	10,440,352
2.63%, 01/31/26	4,400,000	4,375,078
1.63%, 02/15/26	9,545,800	9,150,171
0.50%, 02/28/26	10,600,000	9,732,953
2.50%, 02/28/26	4,500,000	4,454,648
0.75%, 03/31/26	10,200,000	9,441,773
2.25%, 03/31/26	5,100,000	4,998,797
0.75%, 04/30/26	11,000,000	10,165,117
2.38%, 04/30/26	3,500,000	3,446,816
1.63%, 05/15/26	9,424,500	9,009,969
0.75%, 05/31/26	11,000,000	10,141,914
2.13%, 05/31/26	4,700,000	4,579,563
0.88%, 06/30/26	9,900,000	9,161,754
1.88%, 06/30/26	3,950,000	3,810,824
0.63%, 07/31/26	10,500,000	9,597,246
1.88%, 07/31/26	4,200,000	4,047,750
1.50%, 08/15/26	10,471,600	9,922,250
0.75%, 08/31/26	10,000,000	9,173,437
1.38%, 08/31/26	4,100,000	3,864,410
0.88%, 09/30/26	11,000,000	10,126,445
1.63%, 09/30/26	3,500,000	3,329,922
1.13%, 10/31/26	11,200,000	10,410,313
1.63%, 10/31/26	3,800,000	3,610,594
2.00%, 11/15/26	9,973,900	9,620,528
1.25%, 11/30/26	11,100,000	10,365,059
1.63%, 11/30/26	4,400,000	4,178,797
1.25%, 12/31/26	9,900,000	9,229,430
1.75%, 12/31/26	3,800,000	3,625,438
1.50%, 01/31/27	13,700,000	12,905,293
2.25%, 02/15/27	8,442,600	8,221,971
1.13%, 02/28/27	1,800,000	1,664,297
1.88%, 02/28/27	10,000,000	9,581,250
0.63%, 03/31/27	4,150,000	3,738,242
2.50%, 03/31/27	9,100,000	8,966,344
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.50%, 04/30/27	5,600,000	5,003,906
2.75%, 04/30/27	9,000,000	8,966,953
2.38%, 05/15/27	10,000,000	9,782,422
0.50%, 05/31/27	6,800,000	6,060,234
2.63%, 05/31/27	9,000,000	8,920,195
0.50%, 06/30/27	7,100,000	6,314,285
0.38%, 07/31/27	8,300,000	7,323,453
2.25%, 08/15/27	7,842,000	7,610,110
0.50%, 08/31/27	7,600,000	6,732,531
0.38%, 09/30/27	9,200,000	8,077,312
0.50%, 10/31/27	9,200,000	8,112,172
2.25%, 11/15/27	8,500,000	8,236,699
0.63%, 11/30/27	9,100,000	8,065,586
0.63%, 12/31/27	10,900,000	9,640,539
0.75%, 01/31/28	11,100,000	9,869,027
2.75%, 02/15/28	11,350,000	11,278,619
1.13%, 02/29/28	10,900,000	9,892,602
1.25%, 03/31/28	10,000,000	9,125,781
1.25%, 04/30/28	11,500,000	10,481,172
2.88%, 05/15/28	12,350,000	12,342,281
1.25%, 05/31/28	11,800,000	10,740,766
1.25%, 06/30/28	10,200,000	9,271,641
1.00%, 07/31/28	11,200,000	10,008,687
2.88%, 08/15/28	11,550,000	11,536,014
1.13%, 08/31/28	9,900,000	8,905,359
1.25%, 09/30/28	10,800,000	9,779,062
1.38%, 10/31/28	9,600,000	8,750,625
3.13%, 11/15/28	10,750,000	10,891,514
1.50%, 11/30/28	9,600,000	8,811,750
1.38%, 12/31/28	9,000,000	8,197,031
1.75%, 01/31/29	8,900,000	8,295,078
2.63%, 02/15/29	10,150,000	9,989,027
1.88%, 02/28/29	7,100,000	6,672,891
2.38%, 03/31/29	7,000,000	6,779,063
2.88%, 04/30/29	7,000,000	6,998,359
2.38%, 05/15/29	9,550,000	9,250,816
2.75%, 05/31/29	8,000,000	7,938,125
1.63%, 08/15/29	7,550,000	6,954,848
1.75%, 11/15/29	5,800,000	5,382,672
1.50%, 02/15/30	10,900,000	9,896,008
0.63%, 05/15/30 (g)	15,105,000	12,731,863
0.63%, 08/15/30	19,700,000	16,506,445
0.88%, 11/15/30	20,450,000	17,446,406
1.13%, 02/15/31	20,400,000	17,716,125
1.63%, 05/15/31	20,350,000	18,388,133
1.25%, 08/15/31 (g)	22,700,000	19,770,281
1.38%, 11/15/31 (g)	22,200,000	19,482,234
1.88%, 02/15/32	25,550,000	23,430,148
2.88%, 05/15/32	8,500,000	8,515,273
3.25%, 05/15/42	3,000,000	2,992,031
2.88%, 05/15/52	4,000,000	3,850,313
Total Treasuries (Cost $1,993,424,751)		1,862,689,975

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 5.4% OF NET ASSETS

Agency 2.1%
Foreign 0.8%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.88%, 03/13/23	250,000	251,505
1.50%, 02/12/25	350,000	338,520

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.38%, 09/17/25	500,000	461,265
0.50%, 02/02/26	500,000	458,775
		1,510,065
Canada 0.0%
Export Development Canada
2.50%, 01/24/23	150,000	150,507
2.63%, 02/21/24	250,000	250,358
		400,865
Germany 0.3%
FMS Wertmanagement
2.75%, 03/06/23 (h)	200,000	200,976
Kreditanstalt Fuer Wiederaufbau
2.13%, 01/17/23 (h)	500,000	500,510
0.25%, 04/25/23 (h)	500,000	491,425
0.25%, 10/19/23 (h)	1,000,000	970,660
2.63%, 02/28/24 (h)	950,000	951,425
0.25%, 03/08/24 (h)	1,000,000	960,420
1.38%, 08/05/24 (h)	550,000	535,150
0.50%, 09/20/24 (h)	1,000,000	951,480
2.50%, 11/20/24 (h)	1,030,000	1,024,901
1.25%, 01/31/25 (h)	750,000	721,230
2.00%, 05/02/25 (h)	450,000	440,208
0.38%, 07/18/25 (h)	1,250,000	1,160,150
0.63%, 01/22/26 (h)	1,000,000	923,790
1.00%, 10/01/26 (h)	650,000	600,600
2.88%, 04/03/28 (h)	750,000	747,825
1.75%, 09/14/29 (h)	400,000	369,188
0.75%, 09/30/30 (h)	250,000	209,758
0.00%, 04/18/36 (h)(i)	300,000	194,760
0.00%, 06/29/37 (h)(i)	450,000	275,796
Landwirtschaftliche Rentenbank
2.00%, 01/13/25 (h)	300,000	294,342
0.50%, 05/27/25 (h)	300,000	280,431
2.38%, 06/10/25 (h)	750,000	740,550
0.88%, 03/30/26 (h)	250,000	231,980
1.75%, 07/27/26 (h)	250,000	238,767
2.50%, 11/15/27 (h)	250,000	244,130
0.88%, 09/03/30 (h)	500,000	423,295
		14,683,747
Japan 0.2%
Japan Bank for International Cooperation
0.63%, 05/22/23	600,000	590,100
3.25%, 07/20/23	400,000	403,544
0.38%, 09/15/23	500,000	486,880
3.38%, 10/31/23	500,000	505,930
2.50%, 05/23/24	750,000	746,497
3.00%, 05/29/24	200,000	201,054
1.75%, 10/17/24	200,000	194,976
2.50%, 05/28/25	250,000	246,867
0.63%, 07/15/25	500,000	465,475
2.75%, 01/21/26	200,000	197,878
2.38%, 04/20/26	500,000	487,450
1.88%, 07/21/26	400,000	381,040
2.25%, 11/04/26	300,000	289,470
2.88%, 06/01/27	200,000	197,486
2.88%, 07/21/27	200,000	197,404
2.75%, 11/16/27	450,000	440,739
3.25%, 07/20/28	200,000	201,136
3.50%, 10/31/28	200,000	203,486
2.13%, 02/16/29	250,000	233,818
2.00%, 10/17/29	200,000	184,486
1.25%, 01/21/31	250,000	213,405
1.88%, 04/15/31	700,000	627,690
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	192,304
2.75%, 04/27/27	200,000	196,218
1.00%, 07/22/30	380,000	318,820
		8,404,153
Norway 0.1%
Equinor A.S.A.
2.65%, 01/15/24	150,000	150,372
3.70%, 03/01/24	193,000	195,831
2.88%, 04/06/25 (a)	350,000	348,526
1.75%, 01/22/26 (a)	300,000	283,626
3.00%, 04/06/27 (a)	200,000	196,238
3.63%, 09/10/28 (a)	400,000	398,952
3.13%, 04/06/30 (a)	250,000	239,597
2.38%, 05/22/30 (a)	500,000	451,930
3.63%, 04/06/40 (a)	100,000	92,226
5.10%, 08/17/40	114,000	123,744
4.25%, 11/23/41	100,000	99,254
3.95%, 05/15/43	150,000	141,419
4.80%, 11/08/43	100,000	105,021
3.25%, 11/18/49 (a)	300,000	251,538
3.70%, 04/06/50 (a)	250,000	227,863
		3,306,137
Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/14/24	500,000	509,610
2.38%, 06/25/24	200,000	198,118
2.88%, 01/21/25	400,000	398,204
0.75%, 09/21/25	750,000	694,485
3.25%, 11/10/25	750,000	752,910
1.25%, 09/21/30	500,000	418,755
2.50%, 06/29/41	200,000	162,594
The Korea Development Bank
3.00%, 09/14/22	488,000	488,459
3.75%, 01/22/24	500,000	507,240
2.13%, 10/01/24	250,000	245,767
3.00%, 01/13/26	200,000	198,600
2.00%, 10/25/31	250,000	215,785
		4,790,527
Sweden 0.1%
Svensk Exportkredit AB
0.25%, 09/29/23	200,000	194,340
0.50%, 11/10/23	250,000	243,023
1.75%, 12/12/23	250,000	247,052
0.38%, 07/30/24	400,000	380,264
0.63%, 10/07/24	300,000	285,471
0.63%, 05/14/25	275,000	257,455
0.50%, 08/26/25	350,000	324,275
2.25%, 03/22/27	250,000	241,180
		2,173,060
		35,268,554
U.S. 1.3%
Fannie Mae
2.50%, 02/05/24	1,300,000	1,302,249
1.75%, 07/02/24	1,000,000	984,220
2.63%, 09/06/24	1,830,000	1,831,867
1.63%, 01/07/25	3,500,000	3,405,465
0.63%, 04/22/25	1,000,000	940,980
0.50%, 06/17/25	2,000,000	1,868,420
2.13%, 04/24/26	1,000,000	975,380
1.88%, 09/24/26	1,000,000	959,890

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.03%, 10/08/27	164,000	189,187
6.63%, 11/15/30	2,180,000	2,730,014
5.63%, 07/15/37	500,000	618,930
Federal Farm Credit Banks Funding Corp.
0.45%, 07/24/23	500,000	490,160
0.50%, 12/01/23	1,000,000	972,310
0.25%, 02/26/24	800,000	769,856
0.88%, 11/18/24	1,000,000	957,690
Federal Home Loan Bank
0.50%, 11/09/23	1,000,000	973,760
0.63%, 12/22/23	1,000,000	972,650
2.50%, 02/13/24	1,300,000	1,301,287
2.13%, 02/28/24	1,000,000	994,410
1.50%, 08/15/24	4,000,000	3,910,240
0.50%, 04/14/25	1,000,000	938,520
0.88%, 06/12/26	500,000	461,385
3.25%, 11/16/28	2,850,000	2,895,286
5.50%, 07/15/36	330,000	404,336
Federal Home Loan Mortgage Corp.
0.25%, 09/08/23	1,000,000	975,090
0.13%, 10/16/23	2,500,000	2,426,625
0.25%, 11/06/23	3,500,000	3,398,185
0.25%, 12/04/23	1,000,000	968,520
0.38%, 09/23/25	2,000,000	1,848,260
Federal National Mortgage Association
0.38%, 08/25/25	1,500,000	1,388,445
0.50%, 11/07/25	2,000,000	1,850,500
0.75%, 10/08/27	500,000	446,550
0.88%, 08/05/30	2,000,000	1,673,460
Freddie Mac
0.25%, 06/26/23	2,000,000	1,959,400
0.25%, 08/24/23	5,000,000	4,881,600
1.50%, 02/12/25	4,000,000	3,872,640
0.38%, 07/21/25	1,000,000	928,680
6.75%, 03/15/31	200,000	254,126
6.25%, 07/15/32	1,100,000	1,387,562
Tennessee Valley Authority
2.88%, 09/15/24	500,000	501,735
4.65%, 06/15/35	655,000	729,185
4.63%, 09/15/60	150,000	169,748
		61,508,803
		96,777,357

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	350,000	384,724
8.50%, 12/01/29	100,000	132,974
Province of Alberta
3.35%, 11/01/23	359,000	363,157
2.95%, 01/23/24	250,000	251,345
1.88%, 11/13/24	450,000	440,077
1.00%, 05/20/25	400,000	378,624
3.30%, 03/15/28	350,000	352,027
1.35%, 05/28/30	250,000	217,310
1.30%, 07/22/30	550,000	472,763
Province of British Columbia
1.75%, 09/27/24	400,000	391,256
2.25%, 06/02/26	150,000	146,010
0.90%, 07/20/26	300,000	275,472
1.30%, 01/29/31	500,000	427,475
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Manitoba
3.05%, 05/14/24	224,000	225,315
2.13%, 06/22/26	330,000	318,179
1.50%, 10/25/28	250,000	225,410
Province of New Brunswick
3.63%, 02/24/28	150,000	153,732
Province of Ontario
3.40%, 10/17/23	450,000	455,350
3.05%, 01/29/24	500,000	503,720
3.20%, 05/16/24	200,000	201,892
0.63%, 01/21/26	250,000	229,913
1.05%, 04/14/26	500,000	464,815
2.50%, 04/27/26	200,000	196,348
2.30%, 06/15/26	200,000	194,658
1.05%, 05/21/27	450,000	407,588
2.00%, 10/02/29	200,000	184,182
1.13%, 10/07/30	500,000	422,730
1.60%, 02/25/31	250,000	218,295
1.90%, 04/21/31	250,000	224,148
1.80%, 10/14/31	750,000	659,205
Province of Quebec
2.50%, 04/09/24	150,000	149,624
2.88%, 10/16/24	300,000	300,636
1.50%, 02/11/25	350,000	338,149
0.60%, 07/23/25	950,000	885,029
2.50%, 04/20/26	450,000	442,192
2.75%, 04/12/27	200,000	197,288
7.50%, 09/15/29	421,000	533,495
		12,365,107
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	95,000	109,934
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	366,352
Bay Area Toll Authority
2.57%, 04/01/31	200,000	183,236
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	511,418
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	312,668
Board of Regents of the University of Texas System
3.35%, 08/15/47 (a)	250,000	223,900
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,178,969
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	400,000	552,127
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	659,782
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	265,349
California State University
2.98%, 11/01/51 (a)	200,000	162,995
RB Series 2017B
3.90%, 11/01/47 (a)	50,000	45,975
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	122,970
RB Series 2018 C
4.47%, 01/01/49	150,000	148,536

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	750,000	906,925
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	102,248
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	113,822
City of New York
6.27%, 12/01/37	200,000	231,486
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48 (a)	125,000	95,770
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	225,889
City of San Francisco CA Public Utilities Commission
RB Series 2020A
3.30%, 11/01/39 (a)	150,000	130,148
RB Series 2020E
2.83%, 11/01/41 (a)	100,000	80,124
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	188,911
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	112,975
GO Series 2019D
2.66%, 09/01/39	144,059	120,669
GO Series 2019D
2.81%, 09/01/43	100,000	79,394
GO Series 2019H
2.90%, 09/01/49	100,000	76,800
GO Series 2020C
2.51%, 07/01/41 (a)	185,000	142,766
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	115,102
Connecticut
GO (Teachers' Retirement Fund) Series
5.85%, 03/15/32	250,000	281,676
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	194,840
County of Miami-Dade FL Water & Sewer System
RB Series 2019C
3.49%, 10/01/42 (a)	100,000	86,043
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2009B
6.00%, 12/01/44	140,000	165,591
Dallas County Hospital District
GO (Build America Bonds) Series 2009C
5.62%, 08/15/44	100,000	115,303
Dallas/Fort Worth International Airport
RB Series 2019A
2.99%, 11/01/38	100,000	87,674
RB Series 2020C
3.09%, 11/01/40 (a)	250,000	211,232
RB Series 2020C
2.92%, 11/01/50	250,000	196,644
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	98,504
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
East Bay Municipal Utility District Water System
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	389,687
Foothill-Eastern Transportation Corridor Agency
RB Series 2019A
3.92%, 01/15/53 (a)	100,000	81,909
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	108,911
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	127,527
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,537,000	1,567,872
GO Bonds (Pension Funding) Series 2010
6.73%, 04/01/35	110,000	118,486
Illinois State Toll Highway Authority
6.18%, 01/01/34	100,000	117,337
JobsOhio Beverage System
4.53%, 01/01/35	300,000	314,368
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	496,197
Kansas Development Finance Authority
4.93%, 04/15/45	100,000	103,540
Los Angeles Community College District/CA
GO Bonds Series 2020
1.61%, 08/01/28	275,000	246,865
GO Bonds Series 2020
2.11%, 08/01/32 (a)	250,000	211,841
Los Angeles Department of Water & Power Power System
5.72%, 07/01/39	100,000	116,152
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	260,807
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	281,143
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	604,300
Maryland Health & Higher Educational Facilities Authority
RB Series 2020D
3.05%, 07/01/40 (a)	150,000	117,887
RB Series 2020D
3.20%, 07/01/50	150,000	108,216
Massachusetts School Building Authority
RB Series 2020B
1.75%, 08/15/30	500,000	432,673
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016 B
4.05%, 07/01/26 (a)	130,000	132,215
Metropolitan Transportation Authority
RB (Build America Bonds) Series 2009
7.34%, 11/15/39	200,000	272,010
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	405,341
Michigan Finance Authority
RB Series 2019T
3.38%, 12/01/40	200,000	172,096
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	189,789

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Municipal Electric Authority of Georgia
7.06%, 04/01/57	297,000	351,900
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	144,000	170,124
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	144,000	173,219
New Jersey Economic Development Authority
RB Bonds (Pension Funding) Series 1997A
7.43%, 02/15/29	250,000	284,013
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	347,924
RB Series 2019B
4.13%, 06/15/42	200,000	179,619
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	471,937
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	460,297
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	217,408
New York City Water & Sewer System
RB (Build America Bonds) Series 2010
5.72%, 06/15/42	125,000	149,510
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	123,172
Water System RB (Build America Bonds) Series 2010
6.01%, 06/15/42	250,000	305,573
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	56,349
RB Series 2009F
5.63%, 03/15/39	100,000	109,860
RB Series 2019B
3.14%, 07/01/43	220,000	187,732
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	108,310
North Texas Tollway Authority
RB (Build America Bonds) Series 2009
6.72%, 01/01/49	150,000	194,080
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	466,721
Oregon School Boards Association
GO Bonds (Pension Funding) Series 2002B
5.55%, 06/30/28	240,000	253,957
Port Authority of New York & New Jersey
1.09%, 07/01/23	400,000	393,492
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	172,069
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	114,715
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	211,918
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	107,191
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	174,542
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Bonds 215th Series
3.29%, 08/01/69	100,000	74,091
RB (Build America Bonds) Series 2012
4.46%, 10/01/62	450,000	442,816
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	127,048
6.58%, 05/15/49	75,000	95,878
Regional Transportation District Sales Tax Revenue
RB (Build America Bonds) Series 2010B
5.84%, 11/01/50	50,000	60,559
Rutgers The State University of New Jersey
GO Series 2019P
3.92%, 05/01/19 (a)	100,000	75,813
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	15,000	13,139
RB Series 2018B
3.82%, 01/01/48	150,000	127,149
San Diego County Regional Transportation Commission
RB Series 2019A
3.25%, 04/01/48 (a)	150,000	125,033
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	124,338
San Jose Redevelopment Agency Successor Agency
Tax Allocation Series 2017A-T
3.38%, 08/01/34 (a)	100,000	93,257
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	100,000	108,864
State Board of Administration Finance Corp.
1.26%, 07/01/25	300,000	281,492
Series A
1.71%, 07/01/27	400,000	362,488
Series A
2.15%, 07/01/30	600,000	524,504
State of California
2.38%, 10/01/26	175,000	167,670
7.63%, 03/01/40	300,000	413,761
GO Bonds
7.60%, 11/01/40	300,000	421,159
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	100,000	110,608
State of Washington
5.14%, 08/01/40	100,000	109,480
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	660,617
Texas Private Activity Bond Surface Transportation Corp.
RB Series 2019B
3.92%, 12/31/49	150,000	127,836
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	400,000	300,954
The Ohio State University
RB (Build America Bonds) Series 2010
4.91%, 06/01/40	300,000	322,813
RB Series 2016A
3.80%, 12/01/46	100,000	92,292
The Pennsylvania State University
2.84%, 09/01/50	150,000	114,280
University of California
0.88%, 05/15/25 (a)	500,000	467,567

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	576,712
RB Series 2012AD
4.86%, 05/15/12	100,000	95,952
RB Series 2013AJ
4.60%, 05/15/31	100,000	103,488
RB Series 2015AQ
4.77%, 05/15/15	150,000	140,829
RB Series 2020BG
1.32%, 05/15/27 (a)	195,000	175,228
RB Series 2020BG
1.61%, 05/15/30 (a)	250,000	210,216
University of Michigan
2.44%, 04/01/40 (a)	250,000	201,319
University of Pittsburgh-of the Commonwealth System of Higher Education
GO Bonds Series 2019A
3.56%, 09/15/19 (a)	100,000	69,554
University of Virginia
RB Series 2017C
4.18%, 09/01/17 (a)	100,000	82,945
RB Series 2020
2.26%, 09/01/50 (a)	400,000	283,636
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	205,136
		29,858,069
		42,223,176

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
1.63%, 01/22/25	650,000	631,585
0.75%, 05/19/26	250,000	230,473
		862,058
Chile 0.1%
Chile Government International Bond
3.13%, 03/27/25	200,000	198,704
3.13%, 01/21/26	200,000	197,532
3.24%, 02/06/28 (a)	450,000	437,260
2.45%, 01/31/31 (a)	300,000	265,821
2.55%, 01/27/32 (a)	400,000	354,268
2.55%, 07/27/33 (a)	500,000	427,165
3.10%, 05/07/41 (a)	550,000	445,280
4.34%, 03/07/42 (a)	250,000	234,533
3.63%, 10/30/42	150,000	127,589
3.86%, 06/21/47	200,000	176,762
3.50%, 01/25/50 (a)	500,000	409,355
4.00%, 01/31/52 (a)	200,000	176,334
3.10%, 01/22/61 (a)	450,000	328,212
3.25%, 09/21/71 (a)	200,000	143,798
		3,922,613
Hungary 0.0%
Hungary Government International Bond
5.75%, 11/22/23	300,000	308,934
5.38%, 03/25/24	300,000	308,406
7.63%, 03/29/41	350,000	432,957
		1,050,297
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	150,000	150,398
3.50%, 01/11/28	200,000	196,382
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 04/24/28	250,000	252,572
4.75%, 02/11/29	200,000	208,976
3.40%, 09/18/29	450,000	434,106
2.85%, 02/14/30	800,000	740,752
3.85%, 10/15/30	300,000	295,554
4.35%, 01/11/48	400,000	370,572
5.35%, 02/11/49	200,000	206,488
3.70%, 10/30/49	300,000	255,885
3.50%, 02/14/50	200,000	167,788
4.20%, 10/15/50	250,000	226,965
3.05%, 03/12/51	400,000	320,168
4.45%, 04/15/70	200,000	182,964
3.35%, 03/12/71	200,000	149,878
		4,159,448
Israel 0.1%
Israel Government International Bond
3.15%, 06/30/23	300,000	301,539
2.88%, 03/16/26	200,000	198,184
3.25%, 01/17/28	200,000	200,008
2.75%, 07/03/30	350,000	335,947
4.50%, 01/30/43	300,000	310,692
4.13%, 01/17/48	200,000	195,548
3.88%, 07/03/50	500,000	469,410
4.50%, 04/03/20	200,000	195,000
State of Israel
2.50%, 01/15/30	200,000	188,976
3.38%, 01/15/50	350,000	301,669
		2,696,973
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	730,000	766,347
0.88%, 05/06/24	250,000	238,825
2.38%, 10/17/24	550,000	538,807
1.25%, 02/17/26	700,000	635,236
2.88%, 10/17/29	475,000	435,456
5.38%, 06/15/33	250,000	267,790
4.00%, 10/17/49	550,000	472,230
3.88%, 05/06/51	500,000	409,675
		3,764,366
Mexico 0.2%
Mexico Government International Bond
3.60%, 01/30/25	500,000	504,720
3.90%, 04/27/25 (a)	200,000	203,310
4.13%, 01/21/26	288,000	292,660
4.15%, 03/28/27	500,000	507,030
3.75%, 01/11/28	400,000	394,648
4.50%, 04/22/29	600,000	605,334
3.25%, 04/16/30 (a)	500,000	460,530
2.66%, 05/24/31 (a)	400,000	346,348
8.30%, 08/15/31	150,000	195,779
4.75%, 04/27/32 (a)	700,000	705,369
6.75%, 09/27/34	362,000	417,353
6.05%, 01/11/40	700,000	737,961
4.28%, 08/14/41 (a)	400,000	343,320
4.75%, 03/08/44	950,000	856,244
5.55%, 01/21/45	750,000	743,610
4.60%, 01/23/46	450,000	391,613
4.35%, 01/15/47	300,000	251,073
4.60%, 02/10/48	400,000	345,464
4.50%, 01/31/50 (a)	675,000	577,111
5.00%, 04/27/51 (a)	650,000	592,254
4.40%, 02/12/52 (a)	250,000	206,928

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.77%, 05/24/61 (a)	600,000	433,680
5.75%, 10/12/10	420,000	387,131
		10,499,470
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	202,762
3.75%, 03/16/25 (a)	300,000	301,521
8.88%, 09/30/27	250,000	302,883
3.88%, 03/17/28 (a)	400,000	392,648
9.38%, 04/01/29	100,000	127,024
3.16%, 01/23/30 (a)	200,000	185,012
2.25%, 09/29/32 (a)	1,000,000	822,810
6.70%, 01/26/36	131,000	149,312
4.50%, 05/15/47	250,000	222,605
4.50%, 04/16/50 (a)	400,000	353,332
4.30%, 04/29/53	200,000	170,788
4.50%, 04/01/56 (a)	550,000	473,633
3.87%, 07/23/60 (a)	850,000	653,123
4.50%, 01/19/63 (a)	250,000	210,685
		4,568,138
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	250,000	274,960
2.39%, 01/23/26 (a)	200,000	189,558
4.13%, 08/25/27	250,000	250,625
2.84%, 06/20/30	150,000	135,501
2.78%, 01/23/31 (a)	900,000	797,265
1.86%, 12/01/32 (a)	300,000	239,280
8.75%, 11/21/33	450,000	596,164
3.00%, 01/15/34 (a)	200,000	172,354
6.55%, 03/14/37	300,000	346,536
3.30%, 03/11/41 (a)	250,000	203,632
5.63%, 11/18/50	395,000	439,169
3.55%, 03/10/51 (a)(c)	400,000	325,492
2.78%, 12/01/60 (a)	250,000	171,483
3.60%, 01/15/72 (a)	200,000	149,450
3.23%, 07/28/21 (a)	250,000	170,695
		4,462,164
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	400,000	406,776
10.63%, 03/16/25	300,000	357,048
5.50%, 03/30/26	600,000	640,920
3.00%, 02/01/28	400,000	389,332
3.75%, 01/14/29	400,000	399,308
9.50%, 02/02/30	250,000	332,350
2.46%, 05/05/30	200,000	180,590
7.75%, 01/14/31	350,000	436,251
6.38%, 01/15/32	300,000	349,452
6.38%, 10/23/34	600,000	709,680
3.95%, 01/20/40	600,000	560,910
3.70%, 03/01/41	750,000	676,927
3.70%, 02/02/42	400,000	360,616
2.95%, 05/05/45	200,000	158,630
3.20%, 07/06/46	500,000	408,420
		6,367,210
Poland 0.0%
Republic of Poland Government International Bond
4.00%, 01/22/24	450,000	454,950
3.25%, 04/06/26	450,000	444,627
		899,577
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	203,078
2.00%, 06/19/24	200,000	196,838
5.63%, 11/03/25	232,000	250,613
2.75%, 01/19/27	250,000	245,610
3.50%, 09/20/28	200,000	202,838
2.50%, 06/19/29	200,000	191,490
1.75%, 10/15/31	200,000	177,252
4.13%, 06/10/44	200,000	213,120
		1,680,839
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	113,000	115,354
4.38%, 10/27/27	300,000	311,769
4.38%, 01/23/31 (a)	350,000	365,834
7.63%, 03/21/36	350,000	453,603
4.13%, 11/20/45	150,000	146,513
5.10%, 06/18/50	750,000	802,912
4.98%, 04/20/55	500,000	525,435
		2,721,420
		47,654,573

Supranational* 1.4%
African Development Bank
2.13%, 11/16/22	300,000	300,639
3.00%, 09/20/23	250,000	251,833
0.88%, 03/23/26	250,000	232,003
0.88%, 07/22/26	500,000	460,005
Asian Development Bank
1.88%, 07/19/22	650,000	650,643
2.75%, 03/17/23	600,000	602,850
0.25%, 07/14/23	750,000	733,027
0.25%, 10/06/23	1,000,000	971,720
2.63%, 01/30/24	450,000	450,859
0.38%, 06/11/24	750,000	717,120
1.50%, 10/18/24	400,000	389,016
2.00%, 01/22/25	851,000	834,925
0.63%, 04/29/25	400,000	376,048
0.38%, 09/03/25	1,000,000	924,410
0.50%, 02/04/26	750,000	689,025
1.00%, 04/14/26	1,000,000	932,790
2.00%, 04/24/26	500,000	484,395
2.63%, 01/12/27	500,000	493,980
2.50%, 11/02/27	500,000	488,910
2.75%, 01/19/28	200,000	197,904
5.82%, 06/16/28	250,000	288,188
1.88%, 03/15/29	300,000	279,627
1.75%, 09/19/29	250,000	229,635
1.88%, 01/24/30	400,000	370,004
0.75%, 10/08/30	750,000	626,520
1.50%, 03/04/31	500,000	442,505
Corp. Andina de Fomento
4.38%, 06/15/22	362,000	362,279
1.63%, 09/23/25	300,000	283,782
Council of Europe Development Bank
2.63%, 02/13/23	250,000	250,890
0.25%, 06/10/23	150,000	146,871
0.25%, 10/20/23	200,000	194,080
1.38%, 02/27/25	150,000	144,554
0.88%, 09/22/26	250,000	229,628
European Bank for Reconstruction & Development
2.75%, 03/07/23	350,000	351,659
0.25%, 07/10/23	250,000	244,400

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.63%, 09/27/24	250,000	243,910
0.50%, 05/19/25	350,000	327,170
0.50%, 11/25/25	500,000	461,125
0.50%, 01/28/26	500,000	459,310
European Investment Bank
2.00%, 12/15/22	250,000	250,268
2.50%, 03/15/23	850,000	852,499
1.38%, 05/15/23	500,000	496,020
2.88%, 08/15/23	650,000	653,913
0.25%, 09/15/23	250,000	243,313
3.13%, 12/14/23	750,000	757,297
3.25%, 01/29/24	1,000,000	1,011,930
2.63%, 03/15/24	500,000	500,710
2.25%, 06/24/24	500,000	496,475
2.50%, 10/15/24	400,000	398,288
1.88%, 02/10/25	450,000	440,136
1.63%, 03/14/25	700,000	678,986
0.63%, 07/25/25	1,000,000	935,340
0.38%, 12/15/25	1,000,000	918,430
0.38%, 03/26/26	500,000	455,795
2.13%, 04/13/26	500,000	487,835
0.75%, 10/26/26	500,000	455,970
1.38%, 03/15/27	750,000	699,600
2.38%, 05/24/27	450,000	439,357
1.63%, 10/09/29	350,000	319,851
0.88%, 05/17/30	170,000	145,114
0.75%, 09/23/30	750,000	629,415
1.25%, 02/14/31	500,000	434,285
1.63%, 05/13/31	250,000	224,460
4.88%, 02/15/36	500,000	593,100
Inter-American Development Bank
0.50%, 05/24/23	1,050,000	1,032,475
3.00%, 10/04/23	200,000	201,510
0.25%, 11/15/23	1,250,000	1,210,950
2.63%, 01/16/24	500,000	500,875
3.00%, 02/21/24	1,000,000	1,007,560
0.50%, 09/23/24	250,000	237,798
2.13%, 01/15/25	1,000,000	984,380
1.75%, 03/14/25	500,000	486,605
0.88%, 04/03/25	300,000	284,571
0.63%, 07/15/25	400,000	374,060
0.88%, 04/20/26	250,000	231,870
2.00%, 06/02/26	524,000	507,274
2.00%, 07/23/26	300,000	289,422
2.38%, 07/07/27	350,000	340,942
0.63%, 09/16/27	1,000,000	887,170
1.13%, 07/20/28	500,000	448,205
3.13%, 09/18/28	650,000	655,421
2.25%, 06/18/29	700,000	666,505
1.13%, 01/13/31	750,000	643,342
4.38%, 01/24/44	350,000	396,211
International Bank for Reconstruction & Development
2.13%, 07/01/22	350,000	350,224
1.88%, 06/19/23	250,000	248,920
3.00%, 09/27/23	1,250,000	1,259,687
2.50%, 03/19/24	1,150,000	1,149,022
1.50%, 08/28/24	500,000	487,475
2.50%, 11/25/24	600,000	597,000
1.63%, 01/15/25	750,000	729,502
0.75%, 03/11/25	850,000	804,720
0.63%, 04/22/25	1,500,000	1,411,125
0.38%, 07/28/25	1,250,000	1,159,300
2.50%, 07/29/25	1,150,000	1,139,362
0.50%, 10/28/25	1,000,000	925,270
0.88%, 07/15/26	750,000	691,860
1.88%, 10/27/26	200,000	191,728
2.50%, 11/22/27	350,000	342,391
0.75%, 11/24/27	1,000,000	890,030
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 04/20/28	500,000	457,800
1.13%, 09/13/28	500,000	447,680
1.75%, 10/23/29	450,000	413,550
0.88%, 05/14/30	500,000	425,610
0.75%, 08/26/30	750,000	628,095
1.25%, 02/10/31	750,000	649,710
1.63%, 11/03/31	1,000,000	886,900
2.50%, 03/29/32	750,000	716,940
4.75%, 02/15/35	830,000	958,476
International Finance Corp.
2.88%, 07/31/23	550,000	553,327
1.38%, 10/16/24	350,000	339,441
0.38%, 07/16/25	450,000	417,829
2.13%, 04/07/26	200,000	194,838
0.75%, 08/27/30	400,000	335,976
Nordic Investment Bank
0.38%, 05/19/23	200,000	196,414
2.88%, 07/19/23	250,000	251,510
2.25%, 05/21/24	250,000	248,365
2.63%, 04/04/25	250,000	249,058
0.38%, 09/11/25	450,000	415,782
0.50%, 01/21/26	250,000	229,863
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	1,000,000	970,710
2.25%, 05/16/24	400,000	396,404
0.50%, 05/28/25	500,000	465,215
0.50%, 01/27/26	750,000	686,107
		65,936,988
Total Government Related (Cost $270,740,484)		252,592,094

SECURITIZED 30.1% OF NET ASSETS

Asset-Backed Securities 0.1%
Automobile 0.0%
Ford Credit Floorplan Master Owner Trust A
Series 2013-5 Class A2
3.06%, 04/15/26 (a)	172,000	170,742
Toyota Auto Receivables Owner Trust
Series 2019-B Class A3
2.57%, 08/15/23 (a)	96,729	96,835
Series 2018-C Class A4
3.13%, 02/15/24 (a)	83,396	83,590
1.68%, 05/15/25 (a)	1,030,000	1,013,726
		1,364,893
Credit Card 0.1%
American Express Credit Account Master Trust
Series 2019-3 Class A
2.00%, 04/15/25 (a)	1,000,000	1,000,627
Series 2018-2 Class A
3.01%, 10/15/25 (a)	1,800,000	1,807,140
Capital One Multi-Asset Execution Trust
Series 2017-A6 Class A6
2.29%, 07/15/25 (a)	450,000	450,710
Series 2019-A3 Class A3
2.06%, 08/15/28 (a)	1,000,000	950,841
Citibank Credit Card Issuance Trust
Series 2018-A6 Class A6
3.21%, 12/07/24 (a)	600,000	603,283

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Discover Card Execution Note Trust
Series 2018-A1 Class A1
3.03%, 08/15/25 (a)	300,000	301,410
		5,114,011
		6,478,904

Commercial Mortgage-Backed Security 2.2%
BANK
Series 2017-BNK7 Class A5
3.44%, 09/15/60 (a)	150,000	146,119
Series 2017-BNK8 Class A4
3.49%, 11/15/50 (a)	1,190,000	1,161,213
Series 2017-BNK9 Class A4
3.54%, 11/15/54 (a)	950,000	928,879
Series 2019-BN19 Class A3
3.18%, 08/15/61 (a)	600,000	566,122
Series 2020-BN26 Class A4
2.40%, 03/15/63 (a)	300,000	266,807
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 Class A3
2.90%, 07/15/49 (a)	176,401	170,632
BBCMS Mortgage Trust
Series 2017-C1 Class A2
3.19%, 02/15/50 (a)	107,555	107,327
Series 2018-C2 Class A4
4.05%, 12/15/51 (a)	449,000	447,454
Benchmark Mortgage Trust
3.72%, 03/15/62 (a)	5,090,000	4,980,935
Series 2019-B12 Class A5
3.12%, 08/15/52 (a)	700,000	658,106
Series 2019-B13 Class A4
2.95%, 08/15/57 (a)	3,500,000	3,256,243
Series 2019-B9 Class A5
4.02%, 03/15/52 (a)	600,000	598,149
Series 2020-B16 Class A5
2.73%, 02/15/53 (a)	1,000,000	912,473
CD Mortgage Trust
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	232,772
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)	402,000	400,763
Series 2016-C4 Class A4
3.28%, 05/10/58 (a)	430,000	419,316
Series 2016-C7 Class A3
3.84%, 12/10/54 (a)	2,200,000	2,177,740
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A4
3.02%, 09/10/45 (a)	14,646	14,639
Series 2014-GC25 Class A4
3.64%, 10/10/47 (a)	253,748	251,522
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	2,260,000	2,220,098
Series 2016-GC37 Class A4
3.31%, 04/10/49 (a)	100,000	97,811
Series 2017-C4 Class A4
3.47%, 10/12/50 (a)	5,700,000	5,539,472
COMM Mortgage Trust
Series 2013-CR11 Class A4
4.26%, 08/10/50 (a)	2,350,000	2,363,194
Series 2013-CR6 Class A4
3.10%, 03/10/46 (a)	300,000	300,013
Series 2014-CCRE15 Class A4
4.07%, 02/10/47 (a)(j)	1,200,000	1,206,603
Series 2014-CR18 Class A4
3.55%, 07/15/47 (a)	415,134	411,458
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2014-CR20 Class A3
3.33%, 11/10/47 (a)	591,913	584,189
Series 2014-LC15 Class A4
4.01%, 04/10/47 (a)	250,000	250,729
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	45,020
Series 2014-UBS4 Class A5
3.69%, 08/10/47 (a)	1,120,000	1,117,285
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	1,148,000	1,138,614
Series 2015-DC1 Class A5
3.35%, 02/10/48 (a)	500,000	490,943
Series 2015-LC23 Class A4
3.77%, 10/10/48 (a)	330,000	327,910
Series 2015-PC1 Class ASB
3.61%, 07/10/50 (a)	585,870	586,821
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	602,000	599,008
Series 2016-DC2 Class A5
3.77%, 02/10/49 (a)	300,000	298,293
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	1,405,000	1,388,646
Series 2019-C17 Class A5
3.02%, 09/15/52 (a)	2,500,000	2,340,628
CSMC Trust
Series 2016-NXSR Class A4
3.79%, 12/15/49 (a)	2,000,000	1,980,190
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	54,289	54,632
Series 2015-M13 Class A2
2.70%, 06/25/25 (a)(j)	162,861	160,923
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(j)	785,000	760,065
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K042 Class A2
2.67%, 12/25/24 (a)	400,000	397,180
Series K043 Class A2
3.06%, 12/25/24 (a)	200,000	200,403
Series K045 Class A2
3.02%, 11/25/25 (a)	461,663	460,985
Series K047 Class A2
3.33%, 05/25/25 (a)(j)	400,000	402,491
Series K048 Class A2
3.28%, 06/25/25 (a)(j)	1,150,000	1,155,550
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	100,064
Series K054 Class A2
2.75%, 01/25/26 (a)	10,000	9,874
Series K058 Class A2
2.65%, 08/25/26 (a)	600,000	588,969
Series K061 Class A2
3.35%, 11/25/26 (a)(j)	2,500,000	2,520,358
Series K062 Class A2
3.41%, 12/25/26 (a)	300,000	303,215
Series K064 Class A2
3.22%, 03/25/27 (a)	750,000	752,012
Series K066 Class A2
3.12%, 06/25/27 (a)	1,200,000	1,199,747
Series K070 Class A2
3.30%, 11/25/27 (a)(j)	500,000	503,103
Series K071 Class A2
3.29%, 11/25/27 (a)	2,000,000	2,010,886
Series K072 Class A2
3.44%, 12/25/27 (a)	900,000	911,553
Series K074 Class A1
3.60%, 09/25/27 (a)	134,373	136,210

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K074 Class A2
3.60%, 01/25/28 (a)	3,500,000	3,571,839
Series K078 Class A2
3.85%, 06/25/28 (a)	1,182,367	1,221,251
Series K083 Class A2
4.05%, 09/25/28 (a)(j)	250,000	261,274
Series K085 Class A2
4.06%, 10/25/28 (a)(j)	700,000	726,979
Series K087 Class A2
3.77%, 12/25/28 (a)	100,000	103,016
Series K099 Class A2
2.60%, 09/25/29 (a)	2,210,000	2,119,051
Series K-1512 Class A2
2.99%, 05/25/31 (a)	2,500,000	2,427,781
Series K154 Class A2
3.42%, 04/25/32 (a)	700,000	703,917
Series K157 Class A2
3.99%, 05/25/33 (a)	360,000	369,402
Series K727 Class A2
2.95%, 07/25/24 (a)	100,000	99,762
Series K728 Class A2
3.06%, 08/25/24 (a)(j)	393,466	392,673
Series K733 Class A2
3.75%, 08/25/25 (a)(j)	1,400,000	1,421,180
Series K735 Class A2
2.86%, 05/25/26 (a)	830,000	815,649
Series KS03 Class A4
3.16%, 05/25/25 (a)(j)	150,000	150,099
GS Mortgage Securities Trust
Series 2014-GC20 Class A5
4.00%, 04/10/47 (a)	225,000	225,787
Series 2020-GC45 Class A5
2.91%, 02/13/53 (a)	3,000,000	2,767,801
JP Morgan Chase Commercial Mortgage Securities Trust
3.65%, 12/15/49 (a)(j)	2,034,000	1,995,730
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	200,956
Series 2015-C33 Class A3
3.50%, 12/15/48 (a)	782,456	770,819
Series 2015-C33 Class A4
3.77%, 12/15/48 (a)	2,550,000	2,538,867
JPMCC Commercial Mortgage Securities Trust
3.72%, 03/15/50 (a)	2,430,000	2,412,374
JPMDB Commercial Mortgage Securities Trust
Series 2015-C32 Class A5
3.60%, 11/15/48 (a)	1,000,000	984,923
Series 2018-C8 Class A3
3.94%, 06/15/51 (a)	300,000	298,367
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 Class A4
4.15%, 08/15/46 (a)(j)	350,000	349,759
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	360,000	361,566
Series 2013-C8 Class AS
3.38%, 12/15/48 (a)	100,000	99,840
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,280,360
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	49,706
Series 2015-UBS8 Class A4
3.81%, 12/15/48 (a)	400,000	396,315
Series 2017-H1 Class A4
3.26%, 06/15/50 (a)	250,000	242,211
Series 2020-HR8 Class A4
2.04%, 07/15/53 (a)	1,000,000	860,077
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UBS Commercial Mortgage Trust
Series 2017-C3 Class A4
3.43%, 08/15/50 (a)	200,000	193,583
Series 2017-C6 Class A5
3.58%, 12/15/50 (a)	600,000	586,025
Wells Fargo Commercial Mortgage Trust
3.31%, 06/15/52 (a)	1,800,000	1,709,922
Series 2013-C33 Class A3
3.16%, 03/15/59 (a)	123,538	121,271
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(j)	1,409,000	1,420,507
Series 2015-C28 Class A3
3.29%, 05/15/48 (a)	246,292	238,728
Series 2015-C30 Class A4
3.66%, 09/15/58 (a)	200,000	198,540
Series 2015-NXS4 Class A4
3.72%, 12/15/48 (a)	2,100,000	2,086,486
Series 2016-C32 Class A4
3.56%, 01/15/59 (a)	1,200,000	1,186,664
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (a)	700,000	689,801
Series 2016-NXS5 Class A6
3.64%, 01/15/59 (a)	1,330,400	1,317,124
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (a)	294,239	290,160
Series 2017-C40 Class A4
3.58%, 10/15/50 (a)	1,020,000	997,587
Series 2017-C41 Class A4
3.47%, 11/15/50 (a)	300,000	291,262
Series 2017-C42 Class A4
3.59%, 12/15/50 (a)	1,400,000	1,367,420
Series 2018-C44 Class A5
4.21%, 05/15/51 (a)	950,000	955,299
Series 2018-C47 Class A3
4.18%, 09/15/61 (a)	500,000	496,734
Series 2019-C50 Class A5
3.73%, 05/15/52 (a)	675,000	659,536
Series 2019-C53 Class A4
3.04%, 10/15/52 (a)	500,000	466,117
Series 2020-C55 Class A5
2.73%, 02/15/53 (a)	1,950,000	1,770,746
Series 2020-C58 Class A4
2.09%, 07/15/53 (a)	1,645,000	1,405,623
WFRBS Commercial Mortgage Trust
3.90%, 12/15/46 (a)	400,948	398,516
Series 2013-C15, Class A4
4.15%, 08/15/46 (a)(j)	710,000	713,497
		103,392,835

Mortgage-Backed Securities Pass-Through 27.8%
Fannie Mae
4.50%, 12/01/24 to 07/01/49 (a)	14,652,615	15,218,093
3.50%, 10/01/25 to 09/01/50 (a)	62,608,505	62,512,624
3.00%, 10/01/26 to 05/01/52 (a)	88,018,483	85,610,888
4.00%, 06/01/27 to 08/01/50 (a)	39,822,520	40,573,799
2.50%, 07/01/27 to 05/01/52 (a)	144,561,638	134,742,462
2.00%, 12/01/27 to 04/01/52 (a)	205,891,668	185,422,037
5.50%, 03/01/33 to 11/01/48 (a)	2,952,430	3,205,473
5.00%, 11/01/33 to 09/01/49 (a)	5,051,065	5,327,496
6.50%, 08/01/34 to 05/01/40 (a)	147,274	164,811
6.00%, 04/01/35 to 07/01/41 (a)	1,310,242	1,442,544
1.50%, 08/01/35 to 11/01/51 (a)	39,371,182	35,105,838
1.00%, 03/01/36 to 07/01/36 (a)	894,997	795,931
Freddie Mac
2.00%, 08/01/23 to 03/01/52 (a)	174,113,165	156,483,317
3.50%, 01/01/26 to 09/01/51 (a)	28,126,765	28,064,767
4.00%, 05/01/26 to 07/01/50 (a)	16,691,490	16,986,074

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 08/01/26 to 05/01/52 (a)	52,364,226	50,823,167
2.50%, 04/01/27 to 05/01/52 (a)	107,558,567	99,878,328
6.00%, 05/01/32 to 07/01/40 (a)	798,846	880,386
5.50%, 06/01/33 to 08/01/41 (a)	1,395,102	1,516,406
5.00%, 11/01/33 to 12/01/49 (a)	2,944,670	3,118,773
4.50%, 05/01/34 to 08/01/49 (a)	8,623,776	8,964,622
1.50%, 08/01/35 to 08/01/51 (a)	47,414,099	41,676,659
6.50%, 02/01/36 (a)	87,014	96,963
1.00%, 10/01/36 (a)	377,229	335,529
Ginnie Mae
3.00%, 04/20/27 to 04/20/52 (a)	50,448,955	49,275,423
2.50%, 08/20/27 to 04/20/52 (a)	78,241,775	73,711,513
3.50%, 09/20/32 to 06/20/51 (a)	39,156,940	39,319,180
5.00%, 02/20/33 to 11/20/47 (a)	3,848,267	4,115,988
5.50%, 04/15/33 to 11/20/44 (a)	377,891	410,820
2.00%, 04/20/36 to 03/20/52 (a)	77,476,939	70,750,746
4.00%, 06/15/39 to 02/20/50 (a)	18,003,559	18,471,025
4.50%, 07/15/39 to 02/20/50 (a)	8,041,414	8,378,877
6.00%, 04/20/44 (a)	172,767	192,191
1.50%, 03/20/51 to 10/20/51 (a)	911,393	795,916
Ginnie Mae TBA
2.50%, 06/21/52 (a)(k)	1,500,000	1,398,009
3.00%, 06/21/52 (a)(k)	7,000,000	6,750,599
UMBS TBA
2.00%, 06/16/37 (a)(k)	4,000,000	3,780,497
2.50%, 06/16/37 to 06/13/52 (a)(k)	19,500,000	18,080,680
2.00%, 06/13/52 (a)(k)	5,000,000	4,433,089
3.00%, 06/13/52 (a)(k)	17,000,000	16,197,601
3.50%, 06/13/52 (a)(k)	2,500,000	2,450,000
		1,297,459,141
Total Securitized (Cost $1,532,475,472)		1,407,330,880

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (l)	68,820,665	68,820,665
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (l)(m)	555,028	555,028
		69,375,693
Total Short-Term Investments (Cost $69,375,693)		69,375,693
Total Investments in Securities (Cost $5,117,396,878)		4,728,339,859

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $540,605.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $25,776,229 or 0.6% of net assets.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon bond.
(j)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(k)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(l)	The rate shown is the 7-day yield.
(m)	Security purchased with cash collateral received for securities on loan.

ACES —	Alternate Credit Enhancement Securities
GO —	General obligation
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2022:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 5/31/22	FACE AMOUNT AT 5/31/22	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
TD Ameritrade Holding Corp.
3.75%, 04/01/24	$53,990	$—	($53,743)	$3,851	($4,100)	$2	$—	$—	$120
3.63%, 04/01/25	109,256	—	(108,518)	5,883	(6,573)	(48)	—	—	232
3.30%, 04/01/27	110,396	—	(109,386)	(586)	(310)	(114)	—	—	211
2.75%, 10/01/29	107,222	—	(105,263)	(717)	(1,198)	(44)	—	—	176
The Charles Schwab Corp.
2.65%, 01/25/23	154,670	—	(152,297)	(581)	(438)	(1,354)	—	—	1,667
3.55%, 02/01/24	107,332	—	(51,219)	(1,628)	(1,960)	(1,991)	50,534	50,000	2,268
0.75%, 03/18/24	251,702	—	—	—	(9,258)	(522)	241,922	250,000	1,406
3.75%, 04/01/24	—	53,693	—	—	(1,930)	(1,034)	50,729	50,000	1,286
3.00%, 03/10/25	—	51,222	—	—	(1,304)	(108)	49,810	50,000	370
4.20%, 03/24/25	111,511	—	—	—	(7,832)	(1,012)	102,667	100,000	3,150
3.63%, 04/01/25	—	108,418	(54,151)	(25)	(3,033)	(839)	50,370	50,000	1,293
3.85%, 05/21/25	165,626	—	(51,943)	(488)	(9,724)	(1,569)	101,902	100,000	3,903
3.45%, 02/13/26	—	52,282	—	—	(2,065)	(149)	50,068	50,000	426
0.90%, 03/11/26	249,300	—	(46,823)	(3,492)	(15,934)	(277)	182,774	200,000	1,587
1.15%, 05/13/26	201,410	—	(47,244)	(3,011)	(13,346)	(169)	137,640	150,000	1,597
3.20%, 03/02/27	109,889	—	—	—	(9,502)	(1,586)	98,801	100,000	2,400
2.45%, 03/03/27	—	242,268	—	—	(4,174)	223	238,317	250,000	935
3.30%, 04/01/27	—	109,286	—	—	(9,081)	(1,112)	99,093	100,000	2,264
3.20%, 01/25/28	110,264	—	—	—	(12,170)	(490)	97,604	100,000	2,400
2.00%, 03/20/28	154,758	50,499	—	—	(22,260)	(223)	182,774	200,000	2,830
4.00%, 02/01/29	115,666	—	—	—	(13,893)	(1,141)	100,632	100,000	3,000
3.25%, 05/22/29	110,773	—	—	—	(14,543)	(638)	95,592	100,000	2,437
2.75%, 10/01/29	—	105,163	(52,845)	271	(6,324)	(213)	46,052	50,000	981
4.63%, 03/22/30	122,280	—	(55,386)	789	(15,093)	(656)	51,934	50,000	2,954
1.65%, 03/11/31	97,913	—	—	—	(15,564)	59	82,408	100,000	1,237
2.30%, 05/13/31	103,370	—	—	—	(16,134)	(266)	86,970	100,000	1,725
1.95%, 12/01/31	—	149,972	—	—	(24,744)	3	125,231	150,000	981
2.90%, 03/03/32	—	144,084	—	—	(7,910)	77	136,251	150,000	664
Total	$2,547,328	$1,066,887	($888,818)	$266	($250,397)	($15,191)	$2,460,075		$44,500

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,136,351,217	$—	$1,136,351,217
Treasuries[1]	—	1,862,689,975	—	1,862,689,975
Government Related[1]	—	252,592,094	—	252,592,094
Securitized[1]	—	1,407,330,880	—	1,407,330,880
Short-Term Investments[1]	69,375,693	—	—	69,375,693
Total	$69,375,693	$4,658,964,166	$—	$4,728,339,859

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab Short-Term Bond Index Fund

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 25.7% OF NET ASSETS

Financial Institutions 11.9%
Banking 9.4%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	200,000	200,112
1.45%, 10/02/23 (a)	300,000	293,964
3.88%, 05/21/24 (a)	100,000	100,634
5.13%, 09/30/24	150,000	155,160
4.63%, 03/30/25	100,000	101,825
5.80%, 05/01/25 (a)	200,000	209,722
American Express Co.
3.70%, 08/03/23 (a)	500,000	506,975
0.75%, 11/03/23	200,000	194,784
3.40%, 02/22/24 (a)	150,000	151,047
3.38%, 05/03/24	500,000	502,425
2.50%, 07/30/24 (a)	400,000	395,380
3.00%, 10/30/24 (a)	450,000	449,199
3.63%, 12/05/24 (a)	100,000	100,933
2.25%, 03/04/25 (a)	400,000	390,024
4.20%, 11/06/25 (a)	250,000	257,305
3.13%, 05/20/26 (a)	250,000	247,038
1.65%, 11/04/26 (a)	150,000	138,327
2.55%, 03/04/27 (a)	400,000	380,416
3.30%, 05/03/27 (a)	400,000	392,060
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	253,020
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	194,490
1.13%, 09/18/25	200,000	182,802
Banco Santander S.A.
3.89%, 05/24/24	400,000	401,996
2.71%, 06/27/24	600,000	591,696
0.70%, 06/30/24 (a)(b)	200,000	194,470
2.75%, 05/28/25	400,000	386,692
5.18%, 11/19/25	400,000	409,792
1.85%, 03/25/26	400,000	367,528
4.25%, 04/11/27	200,000	197,592
1.72%, 09/14/27 (a)(b)	400,000	356,144
4.18%, 03/24/28 (a)(b)	400,000	392,180
Bank of America Corp.
4.10%, 07/24/23	500,000	510,210
4.13%, 01/22/24	500,000	511,000
4.00%, 04/01/24	550,000	560,989
0.52%, 06/14/24 (a)(b)	400,000	388,596
3.86%, 07/23/24 (a)(b)	500,000	503,660
4.20%, 08/26/24	800,000	814,040
0.81%, 10/24/24 (a)(b)	550,000	530,684
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 01/22/25	600,000	604,482
1.84%, 02/04/25 (a)(b)	400,000	389,528
3.46%, 03/15/25 (a)(b)	500,000	499,805
3.95%, 04/21/25	650,000	654,595
0.98%, 04/22/25 (a)(b)	500,000	476,760
3.84%, 04/25/25 (a)(b)	100,000	100,561
3.88%, 08/01/25	350,000	356,139
0.98%, 09/25/25 (a)(b)	550,000	517,297
3.09%, 10/01/25 (a)(b)	300,000	295,725
2.46%, 10/22/25 (a)(b)	600,000	581,958
1.53%, 12/06/25 (a)(b)	400,000	379,876
3.37%, 01/23/26 (a)(b)	500,000	492,740
2.02%, 02/13/26 (a)(b)	450,000	428,580
4.45%, 03/03/26	550,000	558,096
3.38%, 04/02/26 (a)(b)	725,000	715,640
3.50%, 04/19/26	600,000	597,354
1.32%, 06/19/26 (a)(b)	750,000	693,615
4.25%, 10/22/26	500,000	505,915
1.20%, 10/24/26 (a)(b)	600,000	548,286
1.66%, 03/11/27 (a)(b)	650,000	597,077
3.56%, 04/23/27 (a)(b)	750,000	736,702
1.73%, 07/22/27 (a)(b)	1,350,000	1,229,917
3.82%, 01/20/28 (a)(b)	650,000	642,063
2.55%, 02/04/28 (a)(b)	500,000	467,815
3.71%, 04/24/28 (a)(b)	400,000	391,652
4.38%, 04/27/28 (a)(b)	500,000	504,310
Bank of Montreal
0.40%, 09/15/23	400,000	388,248
0.45%, 12/08/23	150,000	145,155
3.30%, 02/05/24	300,000	301,551
2.15%, 03/08/24	250,000	246,893
2.50%, 06/28/24	250,000	247,145
0.63%, 07/09/24	250,000	237,343
1.50%, 01/10/25	250,000	237,733
1.85%, 05/01/25	350,000	334,526
1.25%, 09/15/26	400,000	360,676
0.95%, 01/22/27 (a)(b)	350,000	315,294
2.65%, 03/08/27	300,000	283,281
4.34%, 10/05/28 (a)(b)	300,000	302,484
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	206,702
Barclays Bank PLC
3.75%, 05/15/24	200,000	201,652
Barclays PLC
4.38%, 09/11/24	200,000	202,606
1.01%, 12/10/24 (a)(b)	300,000	287,655
3.65%, 03/16/25	425,000	423,580
3.93%, 05/07/25 (a)(b)	600,000	599,886
4.38%, 01/12/26	650,000	653,250
2.85%, 05/07/26 (a)(b)	400,000	385,076

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 05/12/26	400,000	408,284
2.28%, 11/24/27 (a)(b)	400,000	363,360
BNP Paribas S.A.
4.25%, 10/15/24	200,000	202,966
BPCE S.A.
4.00%, 04/15/24	250,000	253,242
3.38%, 12/02/26	250,000	243,963
Cadence Bank
4.13%, 11/20/29 (a)(b)	50,000	49,748
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	300,000	293,367
0.95%, 06/23/23	500,000	491,045
3.50%, 09/13/23	150,000	151,797
0.50%, 12/14/23	250,000	241,450
3.10%, 04/02/24	150,000	150,147
2.25%, 01/28/25	150,000	145,449
3.30%, 04/07/25	250,000	248,860
0.95%, 10/23/25	250,000	229,178
1.25%, 06/22/26	200,000	180,648
3.45%, 04/07/27	250,000	244,003
Capital One Financial Corp.
3.50%, 06/15/23	200,000	201,864
3.90%, 01/29/24 (a)	150,000	151,529
3.75%, 04/24/24 (a)	100,000	100,776
3.30%, 10/30/24 (a)	700,000	695,520
1.34%, 12/06/24 (a)(b)	150,000	144,693
3.20%, 02/05/25 (a)	350,000	346,129
4.25%, 04/30/25 (a)	300,000	303,918
4.20%, 10/29/25 (a)	500,000	504,435
2.64%, 03/03/26 (a)(b)	300,000	289,440
3.75%, 07/28/26 (a)	250,000	244,918
3.75%, 03/09/27 (a)	300,000	295,521
3.65%, 05/11/27 (a)	250,000	244,493
1.88%, 11/02/27 (a)(b)	300,000	269,283
4.93%, 05/10/28 (a)(b)	400,000	406,564
Citibank NA
3.65%, 01/23/24 (a)	500,000	506,695
Citigroup, Inc.
3.88%, 10/25/23	200,000	204,070
1.68%, 05/15/24 (a)(b)	250,000	246,855
4.04%, 06/01/24 (a)(b)	350,000	353,839
3.75%, 06/16/24	100,000	101,672
4.00%, 08/05/24	300,000	304,752
0.78%, 10/30/24 (a)(b)	500,000	481,155
3.88%, 03/26/25	200,000	200,662
3.35%, 04/24/25 (a)(b)	700,000	694,995
3.30%, 04/27/25	350,000	349,527
0.98%, 05/01/25 (a)(b)	500,000	475,095
4.14%, 05/24/25 (a)(b)	200,000	201,808
4.40%, 06/10/25	600,000	607,572
5.50%, 09/13/25	400,000	418,632
3.70%, 01/12/26	500,000	498,960
2.01%, 01/25/26 (a)(b)	500,000	476,250
4.60%, 03/09/26	350,000	356,062
3.29%, 03/17/26 (a)(b)	500,000	491,515
3.11%, 04/08/26 (a)(b)	750,000	733,372
3.40%, 05/01/26	500,000	493,785
3.20%, 10/21/26 (a)	700,000	681,366
4.30%, 11/20/26	250,000	251,935
1.12%, 01/28/27 (a)(b)	650,000	586,495
1.46%, 06/09/27 (a)(b)	750,000	675,825
3.89%, 01/10/28 (a)(b)	600,000	592,080
3.07%, 02/24/28 (a)(b)	500,000	477,125
4.66%, 05/24/28 (a)(b)	350,000	355,614
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	240,750
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	200,000	201,434
2.85%, 07/27/26 (a)	250,000	238,065
Comerica Bank
2.50%, 07/23/24	250,000	245,703
Comerica, Inc.
3.70%, 07/31/23 (a)	200,000	201,332
Cooperatieve Rabobank UA
1.38%, 01/10/25	250,000	238,393
3.38%, 05/21/25	250,000	249,783
4.38%, 08/04/25	250,000	251,732
3.75%, 07/21/26	500,000	488,690
Credit Suisse AG
0.52%, 08/09/23	400,000	388,572
0.50%, 02/02/24	250,000	238,625
3.63%, 09/09/24	650,000	648,680
3.70%, 02/21/25	250,000	249,318
2.95%, 04/09/25	300,000	293,439
1.25%, 08/07/26	500,000	446,440
Credit Suisse Group AG
3.80%, 06/09/23	500,000	502,185
3.75%, 03/26/25	500,000	494,595
4.55%, 04/17/26	600,000	601,002
Deutsche Bank AG
0.96%, 11/08/23	300,000	290,559
0.90%, 05/28/24	300,000	284,892
3.70%, 05/30/24	300,000	300,733
2.22%, 09/18/24 (a)(b)	450,000	439,132
1.45%, 04/01/25 (a)(b)	200,000	189,986
4.16%, 05/13/25	150,000	150,944
3.96%, 11/26/25 (a)(b)	600,000	591,450
4.10%, 01/13/26	200,000	199,790
1.69%, 03/19/26	200,000	183,226
2.13%, 11/24/26 (a)(b)	500,000	457,585
2.31%, 11/16/27 (a)(b)	500,000	443,430
2.55%, 01/07/28 (a)(b)	200,000	178,098
Discover Bank
4.20%, 08/08/23	250,000	252,947
2.45%, 09/12/24 (a)	250,000	244,420
3.45%, 07/27/26 (a)	250,000	243,310
4.68%, 08/09/28 (a)(b)	250,000	250,120
Discover Financial Services
3.95%, 11/06/24 (a)	100,000	100,331
3.75%, 03/04/25 (a)	100,000	100,056
4.50%, 01/30/26 (a)	250,000	252,700
4.10%, 02/09/27 (a)	150,000	148,875
Fifth Third Bancorp
4.30%, 01/16/24 (a)	250,000	252,942
3.65%, 01/25/24 (a)	300,000	302,610
2.38%, 01/28/25 (a)	250,000	242,410
2.55%, 05/05/27 (a)	175,000	164,483
1.71%, 11/01/27 (a)(b)	200,000	180,510
Fifth Third Bank NA
3.95%, 07/28/25 (a)	250,000	253,420
3.85%, 03/15/26 (a)	200,000	199,724
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	50,000	48,581
First Horizon Corp.
4.00%, 05/26/25 (a)	100,000	100,412
First-Citizens Bank & Trust Co.
3.93%, 06/19/24 (a)(b)	150,000	150,825
2.97%, 09/27/25 (a)(b)	250,000	244,433
HSBC Holdings PLC
4.25%, 03/14/24	450,000	455,494
0.73%, 08/17/24 (a)(b)	400,000	386,344
1.16%, 11/22/24 (a)(b)	300,000	289,260

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 03/11/25 (a)(b)	600,000	599,292
0.98%, 05/24/25 (a)(b)	400,000	377,728
4.25%, 08/18/25	350,000	352,110
2.63%, 11/07/25 (a)(b)	600,000	581,028
4.30%, 03/08/26	800,000	804,328
3.00%, 03/10/26 (a)(b)	400,000	387,864
1.65%, 04/18/26 (a)(b)	425,000	396,045
3.90%, 05/25/26	600,000	596,472
2.10%, 06/04/26 (a)(b)	550,000	517,462
4.29%, 09/12/26 (a)(b)	600,000	599,280
4.38%, 11/23/26	300,000	301,290
1.59%, 05/24/27 (a)(b)	400,000	358,136
2.25%, 11/22/27 (a)(b)	500,000	454,660
4.04%, 03/13/28 (a)(b)	600,000	586,842
HSBC USA, Inc.
3.75%, 05/24/24	250,000	251,403
3.50%, 06/23/24	100,000	100,399
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	350,000	345,310
ING Groep N.V.
4.10%, 10/02/23	200,000	202,842
3.55%, 04/09/24	250,000	250,863
3.87%, 03/28/26 (a)(b)	300,000	298,344
3.95%, 03/29/27	400,000	393,476
1.73%, 04/01/27 (a)(b)	400,000	362,376
4.02%, 03/28/28 (a)(b)	300,000	293,409
JPMorgan Chase & Co.
3.88%, 02/01/24	250,000	254,625
3.63%, 05/13/24	450,000	456,178
1.51%, 06/01/24 (a)(b)	400,000	394,636
3.80%, 07/23/24 (a)(b)	650,000	654,498
3.88%, 09/10/24	800,000	811,424
0.65%, 09/16/24 (a)(b)	300,000	290,691
4.02%, 12/05/24 (a)(b)	500,000	505,125
3.13%, 01/23/25 (a)	550,000	549,901
0.56%, 02/16/25 (a)(b)	250,000	238,235
3.22%, 03/01/25 (a)(b)	550,000	547,497
0.82%, 06/01/25 (a)(b)	550,000	521,576
0.97%, 06/23/25 (a)(b)	500,000	474,265
3.90%, 07/15/25 (a)	600,000	610,902
7.75%, 07/15/25	100,000	111,315
0.77%, 08/09/25 (a)(b)	250,000	235,873
2.30%, 10/15/25 (a)(b)	550,000	532,444
1.56%, 12/10/25 (a)(b)	250,000	237,378
2.60%, 02/24/26 (a)(b)	350,000	339,024
2.01%, 03/13/26 (a)(b)	550,000	523,726
3.30%, 04/01/26 (a)	700,000	692,643
2.08%, 04/22/26 (a)(b)	850,000	809,463
4.08%, 04/26/26 (a)(b)	500,000	503,380
3.20%, 06/15/26 (a)	350,000	346,573
2.95%, 10/01/26 (a)	800,000	776,336
1.05%, 11/19/26 (a)(b)	650,000	591,532
4.13%, 12/15/26	550,000	554,911
3.96%, 01/29/27 (a)(b)	500,000	499,715
1.04%, 02/04/27 (a)(b)	500,000	451,710
1.58%, 04/22/27 (a)(b)	950,000	871,748
1.47%, 09/22/27 (a)(b)	650,000	586,183
3.78%, 02/01/28 (a)(b)	650,000	640,432
2.95%, 02/24/28 (a)(b)	400,000	380,764
4.32%, 04/26/28 (a)(b)	700,000	705,334
3.54%, 05/01/28 (a)(b)	600,000	584,562
KeyBank NA
0.43%, 06/14/24 (a)(b)	250,000	244,168
3.30%, 06/01/25	250,000	249,228
KeyCorp
4.15%, 10/29/25	250,000	253,662
2.25%, 04/06/27	250,000	230,400
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lloyds Banking Group PLC
4.05%, 08/16/23	400,000	405,132
3.90%, 03/12/24	200,000	201,490
4.50%, 11/04/24	200,000	202,736
4.45%, 05/08/25	450,000	458,509
3.87%, 07/09/25 (a)(b)	500,000	500,740
4.58%, 12/10/25	250,000	251,428
2.44%, 02/05/26 (a)(b)	400,000	384,452
4.65%, 03/24/26	400,000	402,344
3.75%, 01/11/27	200,000	196,862
1.63%, 05/11/27 (a)(b)	250,000	226,495
3.75%, 03/18/28 (a)(b)	250,000	243,255
M&T Bank Corp.
3.55%, 07/26/23 (a)	250,000	251,742
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	246,970
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23	450,000	455,058
3.41%, 03/07/24	350,000	351,610
2.80%, 07/18/24	200,000	197,722
0.85%, 09/15/24 (a)(b)	400,000	387,872
2.19%, 02/25/25	550,000	529,193
3.78%, 03/02/25	250,000	251,178
1.41%, 07/17/25	400,000	371,972
0.95%, 07/19/25 (a)(b)	500,000	472,115
0.96%, 10/11/25 (a)(b)	250,000	234,263
3.85%, 03/01/26	650,000	646,672
2.76%, 09/13/26	200,000	189,856
3.68%, 02/22/27	250,000	246,405
1.54%, 07/20/27 (a)(b)	550,000	495,088
1.64%, 10/13/27 (a)(b)	250,000	224,303
2.34%, 01/19/28 (a)(b)	350,000	321,818
4.08%, 04/19/28 (a)(b)	200,000	198,366
Mizuho Financial Group, Inc.
1.24%, 07/10/24 (a)(b)	250,000	244,278
0.85%, 09/08/24 (a)(b)	175,000	169,383
3.92%, 09/11/24 (a)(b)	200,000	200,918
2.84%, 07/16/25 (a)(b)	200,000	196,210
2.56%, 09/13/25 (a)(b)	200,000	194,226
2.65%, 05/22/26 (a)(b)	200,000	193,178
2.23%, 05/25/26 (a)(b)	250,000	237,510
1.23%, 05/22/27 (a)(b)	400,000	355,492
1.55%, 07/09/27 (a)(b)	400,000	358,380
Morgan Stanley
3.88%, 04/29/24	750,000	765,525
3.70%, 10/23/24	650,000	659,574
0.79%, 01/22/25 (a)(b)	500,000	478,525
0.79%, 05/30/25 (a)(b)	750,000	709,672
2.72%, 07/22/25 (a)(b)	500,000	490,360
4.00%, 07/23/25	750,000	759,742
0.86%, 10/21/25 (a)(b)	250,000	234,883
1.16%, 10/21/25 (a)(b)	500,000	472,005
5.00%, 11/24/25	500,000	518,005
3.88%, 01/27/26	750,000	755,250
2.63%, 02/18/26 (a)(b)	200,000	194,104
2.19%, 04/28/26 (a)(b)	750,000	716,475
3.13%, 07/27/26	750,000	733,680
6.25%, 08/09/26	250,000	272,520
4.35%, 09/08/26	500,000	506,555
0.99%, 12/10/26 (a)(b)	650,000	586,924
3.63%, 01/20/27	800,000	793,768
3.95%, 04/23/27	500,000	494,420
1.59%, 05/04/27 (a)(b)	900,000	821,268
1.51%, 07/20/27 (a)(b)	750,000	678,457
2.48%, 01/21/28 (a)(b)	550,000	513,298
4.21%, 04/20/28 (a)(b)	600,000	601,380

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Australia Bank Ltd.
3.63%, 06/20/23	250,000	253,015
2.50%, 07/12/26	400,000	382,976
National Bank of Canada
0.75%, 08/06/24	250,000	236,283
Natwest Group PLC
3.88%, 09/12/23	600,000	603,714
6.00%, 12/19/23	400,000	413,144
5.13%, 05/28/24	200,000	204,092
4.52%, 06/25/24 (a)(b)	200,000	201,988
4.27%, 03/22/25 (a)(b)	400,000	401,144
4.80%, 04/05/26	400,000	405,904
1.64%, 06/14/27 (a)(b)	400,000	359,176
3.07%, 05/22/28 (a)(b)	200,000	187,500
3.75%, 11/01/29 (a)(b)	200,000	195,942
Northern Trust Corp.
3.95%, 10/30/25	200,000	203,830
4.00%, 05/10/27 (a)	200,000	205,060
Pacific Western Bank
3.25%, 05/01/31 (a)(b)	150,000	141,255
PNC Bank NA
3.50%, 06/08/23 (a)	250,000	252,725
3.80%, 07/25/23 (a)	250,000	252,877
2.50%, 08/27/24 (a)	250,000	245,853
2.95%, 02/23/25 (a)	250,000	248,218
3.88%, 04/10/25 (a)	250,000	251,673
3.25%, 06/01/25 (a)	250,000	249,785
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	193,926
Royal Bank of Canada
3.70%, 10/05/23	325,000	329,836
0.50%, 10/26/23	750,000	731,595
0.43%, 01/19/24	250,000	240,895
2.55%, 07/16/24	250,000	247,448
0.75%, 10/07/24	200,000	188,930
2.25%, 11/01/24	200,000	195,704
1.60%, 01/21/25	250,000	238,820
3.38%, 04/14/25	350,000	349,496
1.15%, 06/10/25	300,000	280,569
0.88%, 01/20/26	500,000	453,540
4.65%, 01/27/26	250,000	256,265
1.20%, 04/27/26	200,000	181,962
1.15%, 07/14/26	250,000	226,218
1.40%, 11/02/26	250,000	225,983
2.05%, 01/21/27	150,000	139,230
3.63%, 05/04/27	250,000	247,293
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	100,000	99,694
3.45%, 06/02/25 (a)	300,000	295,089
4.50%, 07/17/25 (a)	250,000	252,982
3.24%, 10/05/26 (a)(c)	200,000	192,464
2.49%, 01/06/28 (a)(b)	250,000	227,245
Santander UK Group Holdings PLC
4.80%, 11/15/24 (a)(b)	200,000	202,978
1.09%, 03/15/25 (a)(b)	200,000	189,328
1.53%, 08/21/26 (a)(b)	200,000	183,090
1.67%, 06/14/27 (a)(b)	250,000	224,028
2.47%, 01/11/28 (a)(b)	250,000	228,235
Santander UK PLC
4.00%, 03/13/24	200,000	203,446
2.88%, 06/18/24	200,000	198,160
Signature Bank
4.00%, 10/15/30 (a)(b)	100,000	97,036
State Street Corp.
3.70%, 11/20/23	350,000	355,925
3.78%, 12/03/24 (a)(b)	100,000	101,089
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 12/16/24	200,000	201,794
3.55%, 08/18/25	400,000	404,528
2.35%, 11/01/25 (a)(b)	450,000	440,734
2.90%, 03/30/26 (a)(b)	150,000	147,656
2.20%, 02/07/28 (a)(b)	200,000	186,594
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	250,000	252,755
3.95%, 01/10/24	250,000	253,497
3.40%, 07/11/24	250,000	249,895
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/23	200,000	202,042
3.94%, 10/16/23	200,000	202,898
0.51%, 01/12/24	200,000	191,886
2.70%, 07/16/24	400,000	393,944
2.45%, 09/27/24	200,000	195,378
2.35%, 01/15/25	200,000	193,618
1.47%, 07/08/25	500,000	467,520
0.95%, 01/12/26	250,000	225,018
3.78%, 03/09/26	400,000	398,124
2.63%, 07/14/26	600,000	569,058
1.40%, 09/17/26	500,000	448,225
3.01%, 10/19/26	200,000	192,502
3.45%, 01/11/27	200,000	194,902
2.17%, 01/14/27	200,000	184,212
SVB Financial Group
3.50%, 01/29/25	100,000	99,447
4.35%, 04/29/28 (a)(b)	100,000	99,480
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	254,055
Synchrony Financial
4.38%, 03/19/24 (a)	275,000	277,381
4.25%, 08/15/24 (a)	400,000	399,944
4.50%, 07/23/25 (a)	250,000	249,855
The Bank of New York Mellon Corp.
3.45%, 08/11/23	250,000	253,030
2.20%, 08/16/23 (a)	350,000	349,814
0.35%, 12/07/23 (a)	250,000	241,645
3.65%, 02/04/24 (a)	150,000	152,223
3.25%, 09/11/24 (a)	100,000	100,569
2.10%, 10/24/24	400,000	392,632
0.85%, 10/25/24 (a)	250,000	237,898
3.00%, 02/24/25 (a)	200,000	199,738
1.60%, 04/24/25 (a)	200,000	190,926
3.95%, 11/18/25 (a)	250,000	254,847
0.75%, 01/28/26 (a)	250,000	228,050
2.80%, 05/04/26 (a)	200,000	195,958
2.45%, 08/17/26 (a)	300,000	289,290
3.25%, 05/16/27 (a)	200,000	197,470
3.44%, 02/07/28 (a)(b)	250,000	246,708
The Bank of Nova Scotia
0.80%, 06/15/23	200,000	196,054
0.40%, 09/15/23	250,000	242,800
0.55%, 09/15/23	400,000	389,468
3.40%, 02/11/24	250,000	251,215
2.44%, 03/11/24	200,000	197,644
0.70%, 04/15/24	300,000	286,737
1.45%, 01/10/25	250,000	238,300
2.20%, 02/03/25	200,000	194,098
3.45%, 04/11/25	250,000	249,225
1.30%, 06/11/25	200,000	187,078
4.50%, 12/16/25	250,000	255,072
1.05%, 03/02/26	400,000	361,820
1.35%, 06/24/26	250,000	227,273
2.70%, 08/03/26	400,000	383,224
1.30%, 09/15/26	250,000	225,548
1.95%, 02/02/27	175,000	160,825
2.95%, 03/11/27	200,000	191,780

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Goldman Sachs Group, Inc.
3.63%, 02/20/24 (a)	350,000	352,922
4.00%, 03/03/24	850,000	864,161
3.00%, 03/15/24	500,000	499,755
3.85%, 07/08/24 (a)	500,000	508,175
0.66%, 09/10/24 (a)(b)	450,000	435,100
0.93%, 10/21/24 (a)(b)	450,000	435,267
3.50%, 01/23/25 (a)	625,000	626,456
1.76%, 01/24/25 (a)(b)	500,000	486,385
3.50%, 04/01/25 (a)	850,000	850,782
3.75%, 05/22/25 (a)	500,000	504,625
3.27%, 09/29/25 (a)(b)	550,000	545,446
4.25%, 10/21/25	500,000	507,145
0.86%, 02/12/26 (a)(b)	250,000	231,340
3.75%, 02/25/26 (a)	500,000	501,795
3.50%, 11/16/26 (a)	700,000	692,699
1.09%, 12/09/26 (a)(b)	550,000	498,751
5.95%, 01/15/27	150,000	161,528
3.85%, 01/26/27 (a)	750,000	746,902
1.43%, 03/09/27 (a)(b)	750,000	679,762
1.54%, 09/10/27 (a)(b)	750,000	676,627
1.95%, 10/21/27 (a)(b)	900,000	820,989
2.64%, 02/24/28 (a)(b)	600,000	561,564
3.62%, 03/15/28 (a)(b)	750,000	731,520
The Huntington National Bank
3.55%, 10/06/23 (a)	250,000	252,155
4.55%, 05/17/28 (a)(b)	250,000	254,645
The PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	200,000	201,866
3.90%, 04/29/24 (a)	200,000	202,896
2.20%, 11/01/24 (a)	150,000	147,776
2.60%, 07/23/26 (a)	250,000	241,748
1.15%, 08/13/26 (a)	200,000	182,370
The Toronto-Dominion Bank
0.30%, 06/02/23	250,000	244,645
0.75%, 06/12/23	850,000	834,972
3.50%, 07/19/23	400,000	404,804
0.45%, 09/11/23	400,000	389,120
3.25%, 03/11/24	150,000	150,684
2.65%, 06/12/24	300,000	297,537
0.70%, 09/10/24	200,000	189,648
1.45%, 01/10/25	100,000	95,703
1.15%, 06/12/25	250,000	233,813
0.75%, 09/11/25	400,000	366,772
0.75%, 01/06/26	250,000	226,558
1.20%, 06/03/26	350,000	318,489
1.25%, 09/10/26	400,000	361,300
1.95%, 01/12/27	200,000	184,704
2.80%, 03/10/27	250,000	239,190
3.63%, 09/15/31 (a)(b)	400,000	393,076
Truist Bank
3.20%, 04/01/24 (a)	200,000	200,892
3.69%, 08/02/24 (a)(b)	100,000	100,712
2.15%, 12/06/24 (a)	250,000	244,540
1.50%, 03/10/25 (a)	500,000	477,895
3.63%, 09/16/25 (a)	300,000	299,598
3.30%, 05/15/26 (a)	200,000	196,870
3.80%, 10/30/26 (a)	250,000	249,005
2.64%, 09/17/29 (a)(b)	250,000	242,735
Truist Financial Corp.
3.75%, 12/06/23 (a)	250,000	253,410
2.50%, 08/01/24 (a)	200,000	197,864
2.85%, 10/26/24 (a)	150,000	149,015
4.00%, 05/01/25 (a)	250,000	254,340
1.20%, 08/05/25 (a)	250,000	233,410
1.27%, 03/02/27 (a)(b)	400,000	365,132
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
US Bancorp
3.70%, 01/30/24 (a)	200,000	203,308
3.38%, 02/05/24 (a)	250,000	252,152
2.40%, 07/30/24 (a)	350,000	345,712
3.60%, 09/11/24 (a)	300,000	303,189
1.45%, 05/12/25 (a)	400,000	381,108
3.95%, 11/17/25 (a)	250,000	255,190
3.10%, 04/27/26 (a)	300,000	294,789
2.38%, 07/22/26 (a)	400,000	384,844
2.22%, 01/27/28 (a)(b)	200,000	186,948
US Bank NA/Cincinnati OH
3.40%, 07/24/23 (a)	250,000	252,345
2.05%, 01/21/25 (a)	250,000	243,623
2.80%, 01/27/25 (a)	250,000	247,948
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	100,000	94,041
Wells Fargo & Co.
4.13%, 08/15/23	400,000	406,776
4.48%, 01/16/24	100,000	102,342
3.75%, 01/24/24 (a)	750,000	760,357
1.65%, 06/02/24 (a)(b)	600,000	592,320
3.30%, 09/09/24	600,000	603,924
3.00%, 02/19/25	650,000	645,651
0.81%, 05/19/25 (a)(b)	250,000	237,073
3.55%, 09/29/25	600,000	602,358
2.41%, 10/30/25 (a)(b)	700,000	678,846
2.16%, 02/11/26 (a)(b)	650,000	623,551
3.00%, 04/22/26	900,000	874,485
3.91%, 04/25/26 (a)(b)	650,000	650,916
2.19%, 04/30/26 (a)(b)	800,000	762,056
4.10%, 06/03/26	500,000	503,595
3.00%, 10/23/26	900,000	871,920
3.20%, 06/17/27 (a)(b)	650,000	629,473
3.53%, 03/24/28 (a)(b)	750,000	730,552
3.58%, 05/22/28 (a)(b)	700,000	682,605
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	200,000	186,192
Westpac Banking Corp.
3.30%, 02/26/24	150,000	151,124
1.02%, 11/18/24	300,000	285,498
2.35%, 02/19/25	200,000	195,512
3.74%, 08/26/25	150,000	151,311
2.85%, 05/13/26	400,000	389,376
1.15%, 06/03/26	250,000	227,425
2.70%, 08/19/26	300,000	289,446
3.35%, 03/08/27	250,000	246,248
2.89%, 02/04/30 (a)(b)	400,000	383,200
4.32%, 11/23/31 (a)(b)	400,000	392,520
		189,195,823
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	101,799
3.50%, 08/01/25	200,000	201,096
Ameriprise Financial, Inc.
4.00%, 10/15/23	150,000	152,604
3.70%, 10/15/24	250,000	253,420
3.00%, 04/02/25 (a)	200,000	198,356
BGC Partners, Inc.
5.38%, 07/24/23	150,000	152,071
3.75%, 10/01/24 (a)	100,000	99,126
BlackRock, Inc.
3.50%, 03/18/24	250,000	253,672
3.20%, 03/15/27	100,000	99,842
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	100,000	100,905

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	300,000	303,693
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	150,000	150,297
CME Group, Inc.
3.00%, 03/15/25 (a)	300,000	300,555
Eaton Vance Corp.
3.63%, 06/15/23	100,000	100,915
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	99,029
Intercontinental Exchange, Inc.
3.45%, 09/21/23 (a)	100,000	101,512
4.00%, 10/15/23	100,000	102,048
3.65%, 05/23/25 (a)	200,000	202,638
3.75%, 12/01/25 (a)	400,000	404,004
Invesco Finance PLC
4.00%, 01/30/24	100,000	101,392
3.75%, 01/15/26	150,000	150,085
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	200,000	203,970
Lazard Group LLC
3.75%, 02/13/25	100,000	99,774
3.63%, 03/01/27 (a)	150,000	145,134
Legg Mason, Inc.
4.75%, 03/15/26	150,000	155,757
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	151,080
Nomura Holdings, Inc.
2.65%, 01/16/25	400,000	388,180
1.85%, 07/16/25	400,000	373,896
1.65%, 07/14/26	400,000	360,652
2.33%, 01/22/27	200,000	182,880
Stifel Financial Corp.
4.25%, 07/18/24	200,000	203,816
The Charles Schwab Corp.
3.55%, 02/01/24 (a)(d)	100,000	101,067
0.75%, 03/18/24 (a)(d)	300,000	290,307
3.75%, 04/01/24 (a)(d)	75,000	76,094
3.00%, 03/10/25 (a)(d)	50,000	49,810
4.20%, 03/24/25 (a)(d)	100,000	102,667
3.63%, 04/01/25 (a)(d)	50,000	50,370
3.85%, 05/21/25 (a)(d)	150,000	152,853
3.45%, 02/13/26 (a)(d)	50,000	50,068
0.90%, 03/11/26 (a)(d)	250,000	228,467
1.15%, 05/13/26 (a)(d)	200,000	183,520
3.20%, 03/02/27 (a)(d)	100,000	98,801
2.45%, 03/03/27 (a)(d)	300,000	285,981
3.30%, 04/01/27 (a)(d)	150,000	148,640
		7,712,843
Finance Companies 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 09/15/23 (a)	250,000	251,800
1.15%, 10/29/23	450,000	432,522
4.88%, 01/16/24 (a)	150,000	151,207
3.15%, 02/15/24 (a)	300,000	292,713
2.88%, 08/14/24 (a)	150,000	145,184
1.65%, 10/29/24 (a)	850,000	797,674
1.75%, 10/29/24 (a)	250,000	234,685
3.50%, 01/15/25 (a)	150,000	145,775
6.50%, 07/15/25 (a)	350,000	366,439
4.45%, 10/01/25 (a)	150,000	149,386
1.75%, 01/30/26 (a)	250,000	223,702
2.45%, 10/29/26 (a)	850,000	761,906
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Air Lease Corp.
3.00%, 09/15/23 (a)	100,000	99,367
4.25%, 02/01/24 (a)	150,000	150,685
0.70%, 02/15/24 (a)	250,000	237,055
0.80%, 08/18/24 (a)	100,000	93,300
4.25%, 09/15/24 (a)	100,000	100,279
2.30%, 02/01/25 (a)	200,000	190,038
3.25%, 03/01/25 (a)	200,000	194,530
3.38%, 07/01/25 (a)	225,000	218,371
2.88%, 01/15/26 (a)	400,000	377,836
3.75%, 06/01/26 (a)	150,000	145,080
1.88%, 08/15/26 (a)	350,000	312,991
2.20%, 01/15/27 (a)	200,000	179,866
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	150,271
4.13%, 05/01/24 (a)	150,000	148,446
4.25%, 06/15/26 (a)	150,000	143,135
Ares Capital Corp.
4.20%, 06/10/24 (a)	200,000	200,832
4.25%, 03/01/25 (a)	100,000	98,342
3.25%, 07/15/25 (a)	300,000	286,461
3.88%, 01/15/26 (a)	250,000	239,480
2.15%, 07/15/26 (a)	250,000	220,490
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	100,000	91,884
2.55%, 10/13/26 (a)	100,000	88,806
Barings BDC, Inc.
3.30%, 11/23/26 (a)(c)	100,000	89,797
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	93,153
Blackstone Private Credit Fund
1.75%, 09/15/24 (c)	100,000	93,552
2.35%, 11/22/24 (c)	150,000	141,023
2.70%, 01/15/25 (a)(c)	125,000	117,473
4.70%, 03/24/25 (c)	200,000	195,836
2.63%, 12/15/26 (a)(c)	300,000	261,027
3.25%, 03/15/27 (a)(c)	200,000	177,192
Blackstone Secured Lending Fund
3.65%, 07/14/23	100,000	100,099
3.63%, 01/15/26 (a)	200,000	190,918
2.75%, 09/16/26 (a)	200,000	181,982
2.13%, 02/15/27 (a)(c)	100,000	86,288
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	99,615
1.65%, 10/12/24	200,000	185,520
4.13%, 02/01/25 (a)	50,000	48,691
3.40%, 01/15/26 (a)	250,000	233,462
GATX Corp.
4.35%, 02/15/24 (a)	100,000	101,522
3.25%, 09/15/26 (a)	100,000	96,917
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	49,457
2.88%, 01/15/26 (a)	150,000	141,470
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	100,000	98,129
2.50%, 08/24/26 (a)	100,000	88,606
2.05%, 02/15/27 (a)	100,000	85,827
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	100,000	89,586
3.38%, 01/20/27 (a)	100,000	90,792
Main Street Capital Corp.
5.20%, 05/01/24	50,000	50,595
3.00%, 07/14/26 (a)	150,000	136,019
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)(c)	100,000	93,131

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	48,554
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	150,000	152,622
4.00%, 03/30/25 (a)	50,000	48,604
3.75%, 07/22/25 (a)	250,000	240,917
4.25%, 01/15/26 (a)	100,000	96,896
3.40%, 07/15/26 (a)	250,000	230,047
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)(c)	150,000	133,257
4.70%, 02/08/27 (a)(c)	150,000	140,637
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	75,000	65,851
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	138,741
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	100,000	99,245
2.50%, 08/01/26 (a)	100,000	90,474
		12,824,062
Financial Other 0.0%
ORIX Corp.
4.05%, 01/16/24	150,000	152,175
3.25%, 12/04/24	200,000	199,596
		351,771
Insurance 0.8%
Aetna, Inc.
2.80%, 06/15/23 (a)	300,000	300,687
3.50%, 11/15/24 (a)	300,000	301,566
Aflac, Inc.
3.63%, 11/15/24	250,000	254,135
1.13%, 03/15/26 (a)	100,000	91,524
2.88%, 10/15/26 (a)	100,000	97,448
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	150,000	148,415
American International Group, Inc.
4.13%, 02/15/24	200,000	203,766
2.50%, 06/30/25 (a)	250,000	242,200
3.90%, 04/01/26 (a)	500,000	502,790
Anthem, Inc.
3.50%, 08/15/24 (a)	150,000	151,159
3.35%, 12/01/24 (a)	200,000	200,808
2.38%, 01/15/25 (a)	300,000	294,516
1.50%, 03/15/26 (a)	200,000	185,804
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	200,000	191,462
Aon Global Ltd.
4.00%, 11/27/23 (a)	100,000	101,137
Aon PLC
3.50%, 06/14/24 (a)	250,000	250,807
3.88%, 12/15/25 (a)	200,000	201,594
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	150,000	151,122
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	100,000	101,491
Assurant, Inc.
4.20%, 09/27/23 (a)	100,000	101,327
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	198,000	204,069
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	700,000	700,455
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	200,000	201,800
Chubb INA Holdings, Inc.
3.35%, 05/15/24	100,000	100,891
3.15%, 03/15/25	250,000	249,490
3.35%, 05/03/26 (a)	400,000	398,728
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	101,033
4.50%, 03/01/26 (a)	150,000	153,250
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	200,000	205,896
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)(c)	250,000	247,800
3.65%, 04/05/27 (a)(c)	300,000	292,284
Humana, Inc.
0.65%, 08/03/23 (a)	400,000	389,996
3.85%, 10/01/24 (a)	100,000	100,544
4.50%, 04/01/25 (a)	150,000	153,912
1.35%, 02/03/27 (a)	150,000	133,769
3.95%, 03/15/27 (a)	150,000	150,108
Jackson Financial, Inc.
1.13%, 11/22/23 (c)	150,000	144,935
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	100,666
Lincoln National Corp.
4.00%, 09/01/23	150,000	152,124
3.63%, 12/12/26 (a)	100,000	99,336
Loews Corp.
3.75%, 04/01/26 (a)	150,000	151,689
Manulife Financial Corp.
4.15%, 03/04/26	250,000	253,472
4.06%, 02/24/32 (a)(b)	200,000	193,590
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	250,000	253,032
3.50%, 06/03/24 (a)	100,000	100,699
3.50%, 03/10/25 (a)	150,000	151,020
3.75%, 03/14/26 (a)	200,000	201,436
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	99,932
MetLife, Inc.
4.37%, 09/15/23	300,000	305,985
3.60%, 04/10/24	150,000	152,205
3.00%, 03/01/25	150,000	149,246
3.60%, 11/13/25 (a)	100,000	100,834
Old Republic International Corp.
4.88%, 10/01/24 (a)	100,000	102,917
3.88%, 08/26/26 (a)	150,000	149,138
Principal Financial Group, Inc.
3.40%, 05/15/25 (a)	100,000	99,759
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	93,324
5.63%, 06/15/43 (a)(b)	350,000	347,662
5.20%, 03/15/44 (a)(b)	200,000	194,882
5.38%, 05/15/45 (a)(b)	250,000	245,530
Reinsurance Group of America, Inc.
4.70%, 09/15/23	100,000	101,902
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	100,593
The Allstate Corp.
0.75%, 12/15/25 (a)	150,000	137,130
3.28%, 12/15/26 (a)	100,000	99,572
5.75%, 08/15/53 (a)(b)	175,000	164,372

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Progressive Corp.
2.45%, 01/15/27	150,000	143,889
2.50%, 03/15/27 (a)	100,000	95,870
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	150,000	151,266
UnitedHealth Group, Inc.
3.50%, 06/15/23	100,000	101,355
3.50%, 02/15/24	297,000	301,185
2.38%, 08/15/24	100,000	99,221
3.75%, 07/15/25	500,000	509,515
3.70%, 12/15/25	200,000	203,332
1.25%, 01/15/26	250,000	233,960
3.10%, 03/15/26	400,000	397,868
3.45%, 01/15/27	100,000	100,256
3.70%, 05/15/27 (a)	200,000	202,366
Unum Group
4.00%, 03/15/24	70,000	70,718
Voya Financial, Inc.
3.65%, 06/15/26	100,000	98,877
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	200,198
XLIT Ltd.
4.45%, 03/31/25	100,000	102,333
		15,316,974
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	149,719
4.30%, 01/15/26 (a)	150,000	152,170
3.95%, 01/15/27 (a)	100,000	100,726
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	100,000	101,420
3.30%, 07/15/26 (a)	100,000	98,702
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	100,000	100,519
3.45%, 06/01/25 (a)	200,000	199,626
3.50%, 11/15/25 (a)	200,000	199,572
3.35%, 05/15/27 (a)	100,000	97,729
Boston Properties LP
3.13%, 09/01/23 (a)	200,000	200,144
3.80%, 02/01/24 (a)	150,000	151,173
3.20%, 01/15/25 (a)	200,000	198,284
3.65%, 02/01/26 (a)	300,000	297,543
2.75%, 10/01/26 (a)	250,000	237,765
Brixmor Operating Partnership LP
3.65%, 06/15/24 (a)	100,000	99,540
3.85%, 02/01/25 (a)	100,000	99,984
4.13%, 06/15/26 (a)	200,000	199,134
3.90%, 03/15/27 (a)	100,000	97,593
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	92,236
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	145,409
Duke Realty LP
3.25%, 06/30/26 (a)	100,000	97,979
EPR Properties
4.50%, 04/01/25 (a)	100,000	99,532
4.75%, 12/15/26 (a)	100,000	98,136
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	99,509
2.85%, 11/01/26 (a)	200,000	193,822
Essex Portfolio LP
3.88%, 05/01/24 (a)	100,000	100,763
3.50%, 04/01/25 (a)	150,000	149,430
3.38%, 04/15/26 (a)	150,000	147,465
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	75,000	75,656
1.25%, 02/15/26 (a)	200,000	181,872
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	150,000	147,450
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	100,000	99,537
4.00%, 06/01/25 (a)	100,000	100,745
3.25%, 07/15/26 (a)	200,000	195,888
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	100,000	99,964
4.00%, 06/15/25 (a)	100,000	99,425
4.50%, 02/01/26 (a)	100,000	100,048
Kilroy Realty LP
3.45%, 12/15/24 (a)	100,000	99,098
Kimco Realty Corp.
2.70%, 03/01/24 (a)	200,000	198,110
3.30%, 02/01/25 (a)	200,000	198,498
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	97,868
LifeStorage LP
3.50%, 07/01/26 (a)	200,000	194,984
Mid-America Apartments LP
4.30%, 10/15/23 (a)	100,000	101,512
3.75%, 06/15/24 (a)	100,000	101,023
4.00%, 11/15/25 (a)	150,000	151,680
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	101,052
4.00%, 11/15/25 (a)	200,000	202,104
Office Properties Income Trust
4.25%, 05/15/24 (a)	100,000	99,573
4.50%, 02/01/25 (a)	250,000	246,252
2.65%, 06/15/26 (a)	100,000	89,140
2.40%, 02/01/27 (a)	100,000	86,000
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	50,000	50,517
4.50%, 01/15/25 (a)	100,000	100,267
5.25%, 01/15/26 (a)	250,000	253,425
4.50%, 04/01/27 (a)	200,000	195,292
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	100,449
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	100,272
4.45%, 03/15/24 (a)	100,000	101,544
Public Storage
0.88%, 02/15/26 (a)	150,000	136,250
1.50%, 11/09/26 (a)	100,000	92,004
Realty Income Corp.
4.60%, 02/06/24 (a)	100,000	102,354
3.88%, 04/15/25 (a)	250,000	252,097
4.63%, 11/01/25 (a)	250,000	259,105
4.88%, 06/01/26 (a)	150,000	155,724
4.13%, 10/15/26 (a)	150,000	152,371
3.00%, 01/15/27 (a)	150,000	145,089
Regency Centers LP
3.60%, 02/01/27 (a)	150,000	148,100
Sabra Health Care LP
5.13%, 08/15/26 (a)	150,000	150,369
Simon Property Group LP
2.75%, 06/01/23 (a)	150,000	150,169
3.75%, 02/01/24 (a)	100,000	101,091
2.00%, 09/13/24 (a)	300,000	292,533
3.38%, 10/01/24 (a)	200,000	201,230
3.50%, 09/01/25 (a)	350,000	350,238
3.30%, 01/15/26 (a)	100,000	98,932

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 11/30/26 (a)	150,000	147,033
1.38%, 01/15/27 (a)	150,000	134,591
SITE Centers Corp.
3.63%, 02/01/25 (a)	50,000	49,332
4.25%, 02/01/26 (a)	100,000	100,244
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	100,544
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	95,271
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	100,541
3.75%, 05/01/24 (a)	100,000	100,468
2.65%, 01/15/25 (a)	100,000	97,269
3.50%, 02/01/25 (a)	100,000	99,283
4.13%, 01/15/26 (a)	150,000	150,757
3.25%, 10/15/26 (a)	150,000	145,320
Vornado Realty LP
3.50%, 01/15/25 (a)	100,000	98,734
2.15%, 06/01/26 (a)	100,000	91,474
Welltower, Inc.
4.50%, 01/15/24 (a)	100,000	101,523
3.63%, 03/15/24 (a)	250,000	251,290
4.00%, 06/01/25 (a)	300,000	302,196
4.25%, 04/01/26 (a)	200,000	201,616
2.70%, 02/15/27 (a)	100,000	95,090
WP Carey, Inc.
4.00%, 02/01/25 (a)	250,000	251,540
		13,476,641
		238,878,114

Industrial 12.5%
Basic Industry 0.4%
Air Products & Chemicals, Inc.
3.35%, 07/31/24 (a)	100,000	100,885
1.50%, 10/15/25 (a)	200,000	189,770
Albemarle Corp.
4.15%, 12/01/24 (a)	100,000	102,889
ArcelorMittal S.A.
4.55%, 03/11/26	100,000	101,438
BHP Billiton Finance (USA) Ltd.
3.85%, 09/30/23	200,000	202,894
Braskem Finance Ltd.
6.45%, 02/03/24	200,000	209,576
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	99,976
1.40%, 08/05/26 (a)	150,000	134,153
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	201,202
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	650,000	662,447
4.49%, 11/15/25 (a)	400,000	411,144
Eastman Chemical Co.
3.80%, 03/15/25 (a)	200,000	200,558
Ecolab, Inc.
2.70%, 11/01/26 (a)	200,000	194,628
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	100,000	95,382
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	100,405
5.50%, 01/17/27	200,000	205,286
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FMC Corp.
4.10%, 02/01/24 (a)	100,000	100,874
3.20%, 10/01/26 (a)	150,000	145,542
Freeport-McMoRan, Inc.
4.55%, 11/14/24 (a)	200,000	203,616
Kinross Gold Corp.
5.95%, 03/15/24 (a)	150,000	155,496
Linde, Inc.
2.65%, 02/05/25 (a)	200,000	198,168
3.20%, 01/30/26 (a)	100,000	100,286
LYB International Finance BV
4.00%, 07/15/23	55,000	55,605
LYB International Finance III LLC
1.25%, 10/01/25 (a)	250,000	230,507
LyondellBasell Industries N.V.
5.75%, 04/15/24 (a)	250,000	259,520
Nucor Corp.
2.00%, 06/01/25 (a)	200,000	191,416
4.30%, 05/23/27 (a)	200,000	203,366
Nutrien Ltd.
3.00%, 04/01/25 (a)	100,000	99,030
Packaging Corp. of America
3.65%, 09/15/24 (a)	100,000	100,602
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	98,462
1.20%, 03/15/26 (a)	200,000	182,632
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	100,000	92,880
Southern Copper Corp.
3.88%, 04/23/25	150,000	149,798
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	150,000	147,582
2.40%, 06/15/25 (a)	100,000	96,328
The Dow Chemical Co.
3.63%, 05/15/26 (a)	200,000	200,340
The Mosaic Co.
4.25%, 11/15/23 (a)	200,000	203,010
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	100,150
3.45%, 08/01/25 (a)	200,000	199,614
3.95%, 01/15/26 (a)	100,000	101,212
Vale Overseas Ltd.
6.25%, 08/10/26	400,000	430,580
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	198,868
Westlake Corp.
0.88%, 08/15/24 (a)	150,000	144,047
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	99,059
3.75%, 03/15/25 (a)	100,000	100,406
4.65%, 03/15/26 (a)	200,000	205,716
		8,007,345
Capital Goods 1.4%
3M Co.
3.25%, 02/14/24 (a)	350,000	353,384
2.00%, 02/14/25 (a)	100,000	97,415
2.65%, 04/15/25 (a)	350,000	346,304
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	98,315
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	100,000	98,236

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amcor Flexibles North America, Inc.
4.00%, 05/17/25 (a)	200,000	200,926
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	99,913
Avery Dennison Corp.
0.85%, 08/15/24 (a)	100,000	94,875
Berry Global, Inc.
0.95%, 02/15/24 (a)	200,000	190,358
1.57%, 01/15/26 (a)	350,000	318,916
1.65%, 01/15/27 (a)	100,000	89,485
Carlisle Cos., Inc.
0.55%, 09/01/23 (a)	100,000	97,114
3.50%, 12/01/24 (a)	100,000	99,930
Carrier Global Corp.
2.24%, 02/15/25 (a)	300,000	288,837
2.49%, 02/15/27 (a)	300,000	280,065
Caterpillar Financial Services Corp.
0.65%, 07/07/23	300,000	294,459
0.45%, 09/14/23	200,000	194,806
3.75%, 11/24/23	100,000	101,939
3.65%, 12/07/23	100,000	101,807
0.95%, 01/10/24	300,000	292,356
0.45%, 05/17/24	300,000	287,664
2.85%, 05/17/24	100,000	100,263
3.30%, 06/09/24	100,000	100,960
2.15%, 11/08/24	200,000	196,566
3.25%, 12/01/24	100,000	101,153
3.40%, 05/13/25	400,000	403,072
1.45%, 05/15/25	200,000	191,090
0.80%, 11/13/25	400,000	370,704
0.90%, 03/02/26	350,000	321,797
1.15%, 09/14/26	150,000	137,478
Caterpillar, Inc.
3.40%, 05/15/24 (a)	100,000	101,459
CNH Industrial Capital LLC
1.95%, 07/02/23	250,000	247,397
4.20%, 01/15/24	50,000	50,881
1.88%, 01/15/26 (a)	200,000	186,272
1.45%, 07/15/26 (a)	150,000	135,887
CNH Industrial N.V.
4.50%, 08/15/23	100,000	101,425
Deere & Co.
2.75%, 04/15/25 (a)	250,000	247,805
Dover Corp.
3.15%, 11/15/25 (a)	100,000	99,219
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	180,656
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	242,935
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	300,000	303,708
GE Capital International Funding Co.
3.37%, 11/15/25	300,000	298,818
General Dynamics Corp.
1.88%, 08/15/23 (a)	200,000	198,330
3.25%, 04/01/25 (a)	325,000	326,121
1.15%, 06/01/26 (a)	150,000	138,075
2.13%, 08/15/26 (a)	100,000	95,123
3.50%, 04/01/27 (a)	200,000	200,030
Honeywell International, Inc.
3.35%, 12/01/23	50,000	50,515
2.30%, 08/15/24 (a)	150,000	148,776
1.35%, 06/01/25 (a)	300,000	286,401
2.50%, 11/01/26 (a)	400,000	388,728
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hubbell, Inc.
3.35%, 03/01/26 (a)	100,000	98,446
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 (a)(c)	150,000	145,298
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	151,839
2.65%, 11/15/26 (a)	200,000	194,576
John Deere Capital Corp.
3.45%, 06/07/23	150,000	151,757
0.70%, 07/05/23	250,000	244,857
0.40%, 10/10/23	150,000	146,454
3.65%, 10/12/23	100,000	101,657
3.45%, 01/10/24	200,000	202,542
0.45%, 01/17/24	200,000	193,146
2.60%, 03/07/24	150,000	149,919
0.45%, 06/07/24	100,000	95,637
2.65%, 06/24/24	100,000	99,940
2.05%, 01/09/25	100,000	97,834
3.45%, 03/13/25	400,000	406,064
0.70%, 01/15/26	300,000	274,533
1.05%, 06/17/26	250,000	229,555
2.25%, 09/14/26	200,000	191,832
1.30%, 10/13/26	150,000	138,186
1.70%, 01/11/27	200,000	186,200
Johnson Controls International PLC
3.63%, 07/02/24 (a)	100,000	100,678
3.90%, 02/14/26 (a)	200,000	201,102
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	100,996
3.83%, 04/27/25 (a)	400,000	400,792
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	150,000	150,552
Lennox International, Inc.
1.35%, 08/01/25 (a)	200,000	184,332
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	250,000	254,400
Martin Marietta Materials, Inc.
0.65%, 07/15/23 (a)	150,000	146,540
4.25%, 07/02/24 (a)	150,000	152,167
Northrop Grumman Corp.
3.25%, 08/01/23	150,000	151,011
2.93%, 01/15/25 (a)	500,000	496,495
3.20%, 02/01/27 (a)	100,000	98,507
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	350,000	336,129
Owens Corning
3.40%, 08/15/26 (a)	150,000	147,665
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	250,000	246,977
3.30%, 11/21/24 (a)	50,000	50,026
3.25%, 03/01/27 (a)	200,000	195,286
Precision Castparts Corp.
3.25%, 06/15/25 (a)	250,000	251,242
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	150,000	151,572
3.20%, 03/15/24 (a)	150,000	150,809
3.95%, 08/16/25 (a)	350,000	356,471
2.65%, 11/01/26 (a)	200,000	193,720
3.50%, 03/15/27 (a)	300,000	298,794
3.13%, 05/04/27 (a)	150,000	146,486
Republic Services, Inc.
2.50%, 08/15/24 (a)	200,000	196,828
3.20%, 03/15/25 (a)	100,000	99,421
0.88%, 11/15/25 (a)	250,000	228,437

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rockwell Automation, Inc.
0.35%, 08/15/23 (a)	150,000	146,466
2.88%, 03/01/25 (a)	100,000	99,277
Roper Technologies, Inc.
3.65%, 09/15/23 (a)	100,000	100,890
2.35%, 09/15/24 (a)	100,000	98,214
1.00%, 09/15/25 (a)	250,000	229,857
3.80%, 12/15/26 (a)	150,000	149,858
Snap-on, Inc.
3.25%, 03/01/27 (a)	150,000	149,618
Sonoco Products Co.
1.80%, 02/01/25 (a)	100,000	95,375
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	200,000	199,926
4.00%, 03/15/60 (a)(b)	200,000	185,746
Teledyne Technologies, Inc.
0.95%, 04/01/24 (a)	150,000	143,577
1.60%, 04/01/26 (a)	100,000	91,033
Textron, Inc.
4.30%, 03/01/24 (a)	150,000	151,953
4.00%, 03/15/26 (a)	100,000	100,256
3.65%, 03/15/27 (a)	100,000	98,716
The Boeing Co.
1.88%, 06/15/23 (a)	100,000	98,677
1.95%, 02/01/24	300,000	292,992
1.43%, 02/04/24 (a)	750,000	723,345
2.80%, 03/01/24 (a)	200,000	197,712
4.88%, 05/01/25 (a)	900,000	908,577
2.75%, 02/01/26 (a)	350,000	332,059
2.20%, 02/04/26 (a)	1,300,000	1,193,777
3.10%, 05/01/26 (a)	150,000	143,307
2.25%, 06/15/26 (a)	200,000	183,600
2.70%, 02/01/27 (a)	200,000	184,098
5.04%, 05/01/27 (a)	450,000	452,803
The Timken Co.
3.88%, 09/01/24 (a)	150,000	149,696
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	200,000	202,656
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	100,000	100,356
3.50%, 03/21/26 (a)	100,000	99,066
Vontier Corp.
1.80%, 04/01/26 (a)	150,000	134,069
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	102,657
Waste Management, Inc.
3.13%, 03/01/25 (a)	100,000	100,062
0.75%, 11/15/25 (a)	200,000	184,920
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(e)	200,000	202,258
3.20%, 06/15/25 (a)	100,000	96,676
3.45%, 11/15/26 (a)	200,000	190,454
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	96,848
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	98,405
		27,476,287
Communications 1.2%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	200,000	199,982
American Tower Corp.
3.00%, 06/15/23	200,000	199,998
0.60%, 01/15/24	250,000	239,895
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 02/15/24	100,000	102,796
3.38%, 05/15/24 (a)	100,000	99,964
2.95%, 01/15/25 (a)	100,000	98,402
2.40%, 03/15/25 (a)	500,000	482,080
4.40%, 02/15/26 (a)	150,000	152,268
1.60%, 04/15/26 (a)	100,000	91,343
1.45%, 09/15/26 (a)	250,000	224,188
3.38%, 10/15/26 (a)	250,000	242,448
2.75%, 01/15/27 (a)	200,000	187,230
3.13%, 01/15/27 (a)	100,000	95,082
3.65%, 03/15/27 (a)	200,000	195,026
AT&T, Inc.
0.90%, 03/25/24 (a)	400,000	385,620
1.70%, 03/25/26 (a)	600,000	559,608
2.95%, 07/15/26 (a)	150,000	147,255
3.80%, 02/15/27 (a)	200,000	201,026
4.25%, 03/01/27 (a)	400,000	410,500
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	203,500
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	250,000	253,870
4.91%, 07/23/25 (a)	1,050,000	1,074,171
Comcast Corp.
3.70%, 04/15/24 (a)	650,000	661,212
3.38%, 02/15/25 (a)	150,000	151,220
3.38%, 08/15/25 (a)	350,000	351,858
3.95%, 10/15/25 (a)	750,000	766,222
3.15%, 03/01/26 (a)	600,000	596,394
2.35%, 01/15/27 (a)	550,000	523,913
3.30%, 02/01/27 (a)	200,000	198,414
3.30%, 04/01/27 (a)	150,000	148,365
Crown Castle International Corp.
3.15%, 07/15/23 (a)	100,000	100,204
3.20%, 09/01/24 (a)	100,000	99,348
1.35%, 07/15/25 (a)	200,000	185,272
4.45%, 02/15/26 (a)	250,000	253,580
3.70%, 06/15/26 (a)	200,000	198,360
1.05%, 07/15/26 (a)	300,000	267,273
2.90%, 03/15/27 (a)	200,000	189,328
Discovery Communications LLC
3.80%, 03/13/24 (a)	200,000	201,728
3.90%, 11/15/24 (a)	200,000	200,412
3.45%, 03/15/25 (a)	50,000	49,155
4.90%, 03/11/26 (a)	200,000	205,902
Fox Corp.
4.03%, 01/25/24 (a)	300,000	304,803
3.05%, 04/07/25 (a)	200,000	197,272
Grupo Televisa S.A.B.
6.63%, 03/18/25	100,000	106,771
4.63%, 01/30/26 (a)	200,000	203,132
Magallanes, Inc.
3.43%, 03/15/24 (c)	500,000	497,905
3.64%, 03/15/25 (c)	400,000	395,356
3.76%, 03/15/27 (a)(c)	1,000,000	971,060
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	200,000	201,150
3.60%, 04/15/26 (a)	350,000	348,324
Rogers Communications, Inc.
4.10%, 10/01/23 (a)	250,000	253,060
2.95%, 03/15/25 (a)(c)	300,000	294,900
3.63%, 12/15/25 (a)	150,000	149,865
3.20%, 03/15/27 (a)(c)	300,000	291,846
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	300,000	299,712
3.70%, 04/14/27 (a)	200,000	197,784

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Telefonica Emisiones S.A.
4.10%, 03/08/27	400,000	399,848
The Bell Telephone Co of Canada
0.75%, 03/17/24	100,000	96,063
The Walt Disney Co.
1.75%, 08/30/24 (a)	350,000	342,447
3.70%, 09/15/24 (a)	100,000	101,592
3.35%, 03/24/25	575,000	579,611
1.75%, 01/13/26	500,000	475,305
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	675,000	670,774
1.50%, 02/15/26 (a)	250,000	229,233
3.75%, 04/15/27 (a)	900,000	887,868
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	199,320
3.00%, 02/13/26	350,000	346,647
1.85%, 07/30/26	300,000	282,579
Verizon Communications, Inc.
0.75%, 03/22/24	250,000	241,945
3.50%, 11/01/24 (a)	300,000	304,596
3.38%, 02/15/25	300,000	303,084
0.85%, 11/20/25 (a)	350,000	323,197
1.45%, 03/20/26 (a)	500,000	464,860
2.63%, 08/15/26	450,000	433,341
4.13%, 03/16/27	800,000	819,936
3.00%, 03/22/27 (a)	200,000	194,430
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	266,000	273,347
2.90%, 01/15/27 (a)	200,000	190,380
Vodafone Group PLC
3.75%, 01/16/24	300,000	304,134
4.13%, 05/30/25	250,000	254,530
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	196,436
WPP Finance 2010
3.75%, 09/19/24	100,000	100,483
		24,923,338
Consumer Cyclical 2.0%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	200,000	199,628
3.60%, 11/28/24 (a)	600,000	599,898
Amazon.com, Inc.
0.40%, 06/03/23	200,000	196,602
0.45%, 05/12/24	650,000	623,324
2.80%, 08/22/24 (a)	550,000	551,589
3.80%, 12/05/24 (a)	250,000	255,772
3.00%, 04/13/25	400,000	402,064
0.80%, 06/03/25 (a)	200,000	188,478
5.20%, 12/03/25 (a)	250,000	266,732
1.00%, 05/12/26 (a)	750,000	693,352
3.30%, 04/13/27 (a)	600,000	599,604
American Honda Finance Corp.
0.88%, 07/07/23	250,000	245,627
0.65%, 09/08/23	450,000	439,195
3.63%, 10/10/23	100,000	101,417
3.55%, 01/12/24	150,000	151,721
2.90%, 02/16/24	250,000	250,112
2.40%, 06/27/24	200,000	197,650
0.55%, 07/12/24	100,000	95,051
0.75%, 08/09/24	250,000	238,055
2.15%, 09/10/24	200,000	196,272
1.50%, 01/13/25	250,000	239,985
1.20%, 07/08/25	250,000	234,028
1.00%, 09/10/25	250,000	231,400
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.30%, 09/09/26	200,000	183,058
2.35%, 01/08/27	150,000	142,166
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	99,468
4.50%, 10/01/25 (a)	150,000	152,712
AutoZone, Inc.
3.13%, 07/15/23 (a)	250,000	250,865
3.13%, 04/18/24 (a)	100,000	99,808
3.63%, 04/15/25 (a)	100,000	100,320
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	103,666
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	300,000	301,491
BorgWarner, Inc.
3.38%, 03/15/25 (a)	50,000	49,795
CBRE Services, Inc.
4.88%, 03/01/26 (a)	200,000	206,082
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	250,000	251,087
3.00%, 05/18/27 (a)	250,000	247,460
Cummins, Inc.
0.75%, 09/01/25 (a)	300,000	277,785
D.R. Horton, Inc.
2.50%, 10/15/24 (a)	300,000	291,930
2.60%, 10/15/25 (a)	50,000	47,919
1.30%, 10/15/26 (a)	200,000	177,762
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	200,000	198,492
Dollar General Corp.
4.15%, 11/01/25 (a)	100,000	102,024
3.88%, 04/15/27 (a)	200,000	200,402
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	200,000	201,978
eBay, Inc.
3.45%, 08/01/24 (a)	200,000	200,782
1.90%, 03/11/25 (a)	200,000	190,910
1.40%, 05/10/26 (a)	200,000	183,370
Expedia Group, Inc.
4.50%, 08/15/24 (a)	50,000	51,601
5.00%, 02/15/26 (a)	200,000	203,566
General Motors Co.
4.88%, 10/02/23	200,000	204,600
5.40%, 10/02/23	450,000	463,059
4.00%, 04/01/25	200,000	200,072
6.13%, 10/01/25 (a)	500,000	530,310
General Motors Financial Co., Inc.
4.15%, 06/19/23 (a)	100,000	101,120
1.70%, 08/18/23	350,000	344,592
5.10%, 01/17/24 (a)	400,000	409,616
3.95%, 04/13/24 (a)	350,000	353,146
3.50%, 11/07/24 (a)	200,000	199,666
4.00%, 01/15/25 (a)	200,000	200,824
2.90%, 02/26/25 (a)	400,000	390,480
4.35%, 04/09/25 (a)	250,000	252,410
2.75%, 06/20/25 (a)	250,000	241,460
4.30%, 07/13/25 (a)	400,000	403,744
1.25%, 01/08/26 (a)	350,000	315,574
5.25%, 03/01/26 (a)	350,000	360,727
1.50%, 06/10/26 (a)	350,000	314,265
4.00%, 10/06/26 (a)	200,000	198,064
4.35%, 01/17/27 (a)	150,000	149,090
2.35%, 02/26/27 (a)	250,000	227,333
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	100,000	101,332
3.35%, 09/01/24 (a)	200,000	197,344

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 06/01/25 (a)	200,000	200,340
5.38%, 04/15/26 (a)	200,000	202,334
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	150,000	147,372
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	200,000	202,104
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	250,000	238,720
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	100,000	100,030
1.30%, 10/01/23 (a)	150,000	146,514
1.80%, 10/01/24 (a)	200,000	192,064
5.63%, 04/23/25 (a)	100,000	103,485
4.85%, 03/15/26 (a)	100,000	101,575
JD.com, Inc.
3.88%, 04/29/26	200,000	197,370
Kohl's Corp.
4.25%, 07/17/25 (a)	100,000	100,106
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	400,000	384,476
2.90%, 06/25/25 (a)	150,000	138,200
3.50%, 08/18/26 (a)	200,000	181,696
Lennar Corp.
4.88%, 12/15/23 (a)	150,000	152,883
4.50%, 04/30/24 (a)	150,000	152,534
4.75%, 05/30/25 (a)	200,000	204,258
Lowe's Cos., Inc.
3.88%, 09/15/23 (a)	100,000	101,246
3.13%, 09/15/24 (a)	200,000	199,704
4.00%, 04/15/25 (a)	175,000	178,395
2.50%, 04/15/26 (a)	400,000	386,352
3.35%, 04/01/27 (a)	200,000	197,006
3.10%, 05/03/27 (a)	300,000	292,719
Magna International, Inc.
3.63%, 06/15/24 (a)	100,000	100,348
4.15%, 10/01/25 (a)	250,000	255,345
Marriott International, Inc.
4.15%, 12/01/23 (a)	200,000	202,882
3.60%, 04/15/24 (a)	250,000	251,360
5.75%, 05/01/25 (a)	100,000	105,386
3.13%, 06/15/26 (a)	200,000	194,524
McDonald's Corp.
3.25%, 06/10/24	100,000	100,913
3.38%, 05/26/25 (a)	150,000	150,506
3.30%, 07/01/25 (a)	200,000	201,204
1.45%, 09/01/25 (a)	150,000	141,881
3.70%, 01/30/26 (a)	500,000	505,765
3.50%, 03/01/27 (a)	200,000	199,696
NIKE, Inc.
2.40%, 03/27/25 (a)	150,000	148,542
2.38%, 11/01/26 (a)	250,000	243,340
2.75%, 03/27/27 (a)	250,000	245,070
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	150,000	149,234
PACCAR Financial Corp.
0.35%, 08/11/23	200,000	195,010
0.35%, 02/02/24	100,000	95,780
2.15%, 08/15/24	100,000	98,302
1.80%, 02/06/25	200,000	193,340
2.00%, 02/04/27	200,000	187,824
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	156,956
PVH Corp.
4.63%, 07/10/25 (a)(c)	150,000	151,109
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	150,000	151,659
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	204,954
0.88%, 04/15/26 (a)	150,000	134,724
Sands China Ltd.
5.13%, 08/08/25 (a)	300,000	278,040
3.80%, 01/08/26 (a)	200,000	176,358
2.55%, 03/08/27 (a)(c)(e)	200,000	159,036
Starbucks Corp.
3.85%, 10/01/23 (a)	100,000	101,237
3.80%, 08/15/25 (a)	300,000	304,104
2.45%, 06/15/26 (a)	150,000	144,236
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	100,423
Target Corp.
3.50%, 07/01/24	200,000	203,142
2.25%, 04/15/25 (a)	400,000	392,972
2.50%, 04/15/26	250,000	245,215
1.95%, 01/15/27 (a)	250,000	236,912
The Home Depot, Inc.
3.75%, 02/15/24 (a)	200,000	203,798
3.35%, 09/15/25 (a)	300,000	303,435
3.00%, 04/01/26 (a)	400,000	400,056
2.13%, 09/15/26 (a)	300,000	287,925
2.50%, 04/15/27 (a)	200,000	192,978
The TJX Cos., Inc.
2.25%, 09/15/26 (a)	300,000	286,803
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	100,000	101,882
4.88%, 03/15/27 (a)	150,000	150,573
Toyota Motor Corp.
0.68%, 03/25/24 (a)	400,000	385,332
2.36%, 07/02/24	100,000	99,082
1.34%, 03/25/26 (a)	300,000	277,809
Toyota Motor Credit Corp.
0.50%, 08/14/23	450,000	439,155
1.35%, 08/25/23	200,000	197,514
3.45%, 09/20/23	350,000	354,032
2.25%, 10/18/23	100,000	99,607
0.45%, 01/11/24	200,000	193,186
2.50%, 03/22/24	200,000	199,088
2.90%, 04/17/24	100,000	100,113
0.63%, 09/13/24	200,000	190,332
2.00%, 10/07/24	200,000	195,850
1.45%, 01/13/25	300,000	288,123
1.80%, 02/13/25	300,000	289,932
3.00%, 04/01/25	350,000	349,002
3.40%, 04/14/25	150,000	150,849
0.80%, 10/16/25	350,000	323,288
0.80%, 01/09/26	100,000	91,507
1.13%, 06/18/26	200,000	183,086
3.20%, 01/11/27	200,000	197,184
1.90%, 01/13/27	50,000	46,703
3.05%, 03/22/27	400,000	391,520
VF Corp.
2.40%, 04/23/25 (a)	150,000	145,496
2.80%, 04/23/27 (a)	200,000	191,782
VICI Properties LP
4.38%, 05/15/25	200,000	199,720
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	400,000	405,484
3.45%, 06/01/26 (a)	250,000	248,082
Walmart, Inc.
3.40%, 06/26/23 (a)	450,000	456,277
3.30%, 04/22/24 (a)	350,000	354,655

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 07/08/24 (a)	200,000	201,030
2.65%, 12/15/24 (a)	200,000	200,592
3.55%, 06/26/25 (a)	300,000	305,778
3.05%, 07/08/26 (a)	400,000	401,472
1.05%, 09/17/26 (a)	100,000	92,278
		39,654,085
Consumer Non-Cyclical 3.0%
Abbott Laboratories
3.40%, 11/30/23 (a)	250,000	253,135
2.95%, 03/15/25 (a)	245,000	245,363
3.75%, 11/30/26 (a)	500,000	512,430
AbbVie, Inc.
3.75%, 11/14/23 (a)	400,000	406,048
3.85%, 06/15/24 (a)	250,000	253,295
2.60%, 11/21/24 (a)	800,000	788,832
3.80%, 03/15/25 (a)	800,000	809,456
3.60%, 05/14/25 (a)	800,000	805,504
3.20%, 05/14/26 (a)	550,000	542,916
2.95%, 11/21/26 (a)	850,000	826,514
Altria Group, Inc.
4.00%, 01/31/24	200,000	203,410
3.80%, 02/14/24 (a)	100,000	100,998
2.35%, 05/06/25 (a)	200,000	192,548
4.40%, 02/14/26 (a)	200,000	202,838
2.63%, 09/16/26 (a)	150,000	141,954
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	150,000	150,476
3.25%, 03/01/25 (a)	97,000	96,296
Amgen, Inc.
2.25%, 08/19/23 (a)	200,000	199,494
3.63%, 05/22/24 (a)	250,000	253,007
1.90%, 02/21/25 (a)	100,000	96,678
3.13%, 05/01/25 (a)	200,000	199,734
2.60%, 08/19/26 (a)	300,000	289,713
2.20%, 02/21/27 (a)	400,000	377,384
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	800,000	802,832
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	250,000	243,975
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	400,000	383,540
1.20%, 05/28/26 (a)	250,000	230,172
AstraZeneca PLC
3.50%, 08/17/23 (a)	200,000	202,292
3.38%, 11/16/25	500,000	502,845
0.70%, 04/08/26 (a)	200,000	181,500
BAT Capital Corp.
3.22%, 08/15/24 (a)	650,000	645,619
2.79%, 09/06/24 (a)	150,000	147,224
3.22%, 09/06/26 (a)	300,000	286,638
4.70%, 04/02/27 (a)	200,000	200,188
BAT International Finance PLC
1.67%, 03/25/26 (a)	300,000	271,245
Baxalta, Inc.
4.00%, 06/23/25 (a)	200,000	202,028
Baxter International, Inc.
1.32%, 11/29/24 (c)	200,000	189,968
2.60%, 08/15/26 (a)	400,000	381,668
1.92%, 02/01/27 (a)(c)	300,000	274,812
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	250,000	250,865
3.73%, 12/15/24 (a)	200,000	201,956
Biogen, Inc.
4.05%, 09/15/25 (a)	400,000	403,588
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Boston Scientific Corp.
3.45%, 03/01/24 (a)	88,000	88,694
1.90%, 06/01/25 (a)	200,000	190,932
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (a)	400,000	389,504
2.90%, 07/26/24 (a)	700,000	702,464
3.88%, 08/15/25 (a)	80,000	81,646
0.75%, 11/13/25 (a)	200,000	184,850
3.20%, 06/15/26 (a)	500,000	501,690
Brunswick Corp.
0.85%, 08/18/24 (a)	150,000	141,566
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	150,000	140,292
3.25%, 08/15/26 (a)	250,000	243,562
Campbell Soup Co.
3.95%, 03/15/25 (a)	150,000	151,596
3.30%, 03/19/25 (a)	100,000	99,375
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	250,000	248,882
3.75%, 09/15/25 (a)	150,000	150,974
Cigna Corp.
3.00%, 07/15/23 (a)	200,000	200,646
3.75%, 07/15/23 (a)	348,000	351,619
3.50%, 06/15/24 (a)	97,000	97,801
3.25%, 04/15/25 (a)	100,000	99,600
4.13%, 11/15/25 (a)	500,000	508,745
4.50%, 02/25/26 (a)	300,000	308,898
1.25%, 03/15/26 (a)	250,000	229,215
3.40%, 03/01/27 (a)	350,000	344,778
CommonSpirit Health
2.76%, 10/01/24 (a)	150,000	147,269
1.55%, 10/01/25 (a)	300,000	278,895
Conagra Brands, Inc.
0.50%, 08/11/23 (a)	100,000	97,081
4.30%, 05/01/24 (a)	200,000	202,900
4.60%, 11/01/25 (a)	300,000	306,162
Constellation Brands, Inc.
3.60%, 05/09/24	200,000	201,662
4.75%, 11/15/24	150,000	154,789
4.40%, 11/15/25 (a)	150,000	153,848
3.50%, 05/09/27 (a)	200,000	196,530
4.35%, 05/09/27 (a)	200,000	202,278
CVS Health Corp.
3.38%, 08/12/24 (a)	100,000	100,401
2.63%, 08/15/24 (a)	100,000	99,174
4.10%, 03/25/25 (a)	400,000	408,300
3.88%, 07/20/25 (a)	700,000	708,008
2.88%, 06/01/26 (a)	500,000	485,805
3.00%, 08/15/26 (a)	200,000	195,288
3.63%, 04/01/27 (a)	175,000	174,762
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	300,000	293,034
Diageo Capital PLC
3.50%, 09/18/23 (a)	200,000	202,190
1.38%, 09/29/25 (a)	200,000	188,584
Eli Lilly & Co.
2.75%, 06/01/25 (a)	150,000	149,496
3.10%, 05/15/27 (a)	200,000	197,558
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	150,000	146,106
General Mills, Inc.
3.65%, 02/15/24 (a)	150,000	151,652
4.00%, 04/17/25 (a)	100,000	101,917
3.20%, 02/10/27 (a)	200,000	196,200

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Gilead Sciences, Inc.
2.50%, 09/01/23 (a)	200,000	199,766
0.75%, 09/29/23 (a)	388,000	377,745
3.70%, 04/01/24 (a)	250,000	253,247
3.50%, 02/01/25 (a)	500,000	502,770
3.65%, 03/01/26 (a)	750,000	751,920
2.95%, 03/01/27 (a)	300,000	290,997
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	200,000	195,058
3.00%, 06/01/24 (a)	200,000	200,796
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	250,000	254,377
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/25 (c)	250,000	247,675
GSK Consumer Healthcare Capital US LLC
3.02%, 03/24/24 (a)(c)	250,000	249,412
3.38%, 03/24/27 (a)(c)	500,000	489,835
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	99,587
3.55%, 11/19/26 (a)	200,000	195,902
HCA, Inc.
5.00%, 03/15/24	550,000	565,279
5.38%, 02/01/25	600,000	621,060
5.25%, 04/15/25	300,000	311,265
5.88%, 02/15/26 (a)	400,000	419,944
5.25%, 06/15/26 (a)	400,000	414,656
5.38%, 09/01/26 (a)	400,000	416,732
4.50%, 02/15/27 (a)	250,000	252,675
3.13%, 03/15/27 (a)(c)	250,000	238,515
Hormel Foods Corp.
0.65%, 06/03/24 (a)	250,000	239,437
Johnson & Johnson
2.63%, 01/15/25 (a)	100,000	100,137
0.55%, 09/01/25 (a)	400,000	371,852
2.45%, 03/01/26 (a)	500,000	492,650
2.95%, 03/03/27 (a)	250,000	249,367
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	150,000	147,398
Kellogg Co.
2.65%, 12/01/23	150,000	150,206
3.25%, 04/01/26	200,000	197,690
Keurig Dr Pepper, Inc.
3.13%, 12/15/23 (a)	100,000	100,435
0.75%, 03/15/24 (a)	200,000	192,196
4.42%, 05/25/25 (a)	184,000	188,517
3.40%, 11/15/25 (a)	200,000	198,860
Kimberly-Clark Corp.
3.05%, 08/15/25	150,000	149,631
2.75%, 02/15/26	100,000	98,321
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	500,000	483,470
3.88%, 05/15/27 (a)	300,000	297,354
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	55,000	55,691
3.25%, 09/01/24 (a)	250,000	250,970
2.30%, 12/01/24 (a)	100,000	97,422
3.60%, 02/01/25 (a)	150,000	150,188
1.55%, 06/01/26 (a)	150,000	137,460
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	149,447
0.90%, 02/15/26 (a)	200,000	180,188
McKesson Corp.
3.80%, 03/15/24 (a)	150,000	151,599
0.90%, 12/03/25 (a)	200,000	183,420
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	204,432
Medtronic, Inc.
3.50%, 03/15/25	420,000	426,976
Merck & Co., Inc.
2.90%, 03/07/24 (a)	100,000	100,433
2.75%, 02/10/25 (a)	600,000	599,466
0.75%, 02/24/26 (a)	250,000	229,970
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	400,000	385,992
Mondelez International, Inc.
1.50%, 05/04/25 (a)	100,000	95,168
2.63%, 03/17/27 (a)	200,000	190,744
Mylan, Inc.
4.20%, 11/29/23 (a)	150,000	151,341
Novartis Capital Corp.
3.40%, 05/06/24	400,000	405,704
1.75%, 02/14/25 (a)	300,000	292,371
3.00%, 11/20/25 (a)	550,000	552,321
2.00%, 02/14/27 (a)	250,000	237,305
3.10%, 05/17/27 (a)	200,000	199,182
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	138,938
PepsiCo, Inc.
0.40%, 10/07/23	200,000	195,552
3.60%, 03/01/24 (a)	350,000	355,519
2.25%, 03/19/25 (a)	400,000	394,980
2.75%, 04/30/25 (a)	150,000	149,799
3.50%, 07/17/25 (a)	200,000	203,090
2.85%, 02/24/26 (a)	200,000	198,712
2.38%, 10/06/26 (a)	200,000	194,624
2.63%, 03/19/27 (a)	100,000	97,762
PerkinElmer, Inc.
0.55%, 09/15/23 (a)	150,000	145,356
0.85%, 09/15/24 (a)	200,000	188,012
Pfizer, Inc.
3.00%, 06/15/23	400,000	402,192
3.20%, 09/15/23 (a)	300,000	303,114
2.95%, 03/15/24 (a)	150,000	150,978
3.40%, 05/15/24	150,000	152,300
0.80%, 05/28/25 (a)	250,000	235,610
2.75%, 06/03/26	300,000	295,644
3.00%, 12/15/26	300,000	298,128
Philip Morris International, Inc.
2.88%, 05/01/24 (a)	200,000	200,294
3.25%, 11/10/24	200,000	201,032
1.50%, 05/01/25 (a)	250,000	238,080
3.38%, 08/11/25 (a)	200,000	200,260
2.75%, 02/25/26 (a)	200,000	194,338
0.88%, 05/01/26 (a)	150,000	135,249
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	150,152
3.45%, 06/01/26 (a)	200,000	199,012
Reynolds American, Inc.
4.85%, 09/15/23	100,000	102,230
4.45%, 06/12/25 (a)	650,000	659,002
Royalty Pharma PLC
0.75%, 09/02/23	250,000	242,835
1.20%, 09/02/25 (a)	250,000	229,407
Sanofi
3.38%, 06/19/23 (a)	150,000	151,335
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	260,000	259,293
3.20%, 09/23/26 (a)	750,000	733,665

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	193,192
3.38%, 05/15/24 (a)	100,000	100,745
1.15%, 06/15/25 (a)	100,000	93,457
3.38%, 11/01/25 (a)	200,000	199,096
3.50%, 03/15/26 (a)	250,000	250,165
Sutter Health
1.32%, 08/15/25 (a)	150,000	139,758
Sysco Corp.
3.75%, 10/01/25 (a)	200,000	202,008
3.30%, 07/15/26 (a)	300,000	296,049
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	200,000	203,534
The Clorox Co.
3.50%, 12/15/24 (a)	100,000	101,680
The Coca-Cola Co.
1.75%, 09/06/24	300,000	296,265
3.38%, 03/25/27	250,000	252,767
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	150,000	147,363
The Hershey Co.
0.90%, 06/01/25 (a)	100,000	93,849
2.30%, 08/15/26 (a)	150,000	144,557
The JM Smucker Co.
3.50%, 03/15/25	200,000	199,380
The Kroger Co.
4.00%, 02/01/24 (a)	200,000	203,380
3.50%, 02/01/26 (a)	200,000	199,134
2.65%, 10/15/26 (a)	200,000	190,930
The Procter & Gamble Co.
0.55%, 10/29/25	350,000	326,480
2.70%, 02/02/26	300,000	298,302
1.00%, 04/23/26	250,000	232,047
2.45%, 11/03/26	100,000	97,733
1.90%, 02/01/27	250,000	237,722
2.80%, 03/25/27	150,000	147,234
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23 (a)	200,000	194,906
1.22%, 10/18/24 (a)	700,000	670,271
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	100,000	101,314
3.95%, 08/15/24 (a)	300,000	304,539
4.00%, 03/01/26 (a)	250,000	252,745
Unilever Capital Corp.
0.38%, 09/14/23	50,000	48,708
3.25%, 03/07/24 (a)	150,000	151,340
2.60%, 05/05/24 (a)	300,000	298,920
0.63%, 08/12/24 (a)	100,000	95,157
3.38%, 03/22/25 (a)	200,000	201,734
3.10%, 07/30/25	200,000	199,890
2.00%, 07/28/26	150,000	143,265
2.90%, 05/05/27 (a)	200,000	194,972
Universal Health Services, Inc.
1.65%, 09/01/26 (a)(c)	200,000	178,758
UPMC
1.80%, 04/15/26 (a)	150,000	140,910
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	500,000	489,285
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	138,533
Whirlpool Corp.
4.00%, 03/01/24	100,000	101,762
3.70%, 05/01/25	100,000	100,084
Wyeth LLC
6.45%, 02/01/24	100,000	105,780
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	300,000	300,402
3.05%, 01/15/26 (a)	200,000	195,162
Zoetis, Inc.
4.50%, 11/13/25 (a)	250,000	258,022
		59,492,500
Energy 1.6%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
1.23%, 12/15/23	150,000	146,507
2.06%, 12/15/26 (a)	150,000	140,279
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	100,000	102,385
BP Capital Markets America, Inc.
3.79%, 02/06/24 (a)	200,000	203,068
3.19%, 04/06/25 (a)	300,000	299,601
3.80%, 09/21/25 (a)	500,000	508,505
3.41%, 02/11/26 (a)	100,000	99,921
3.12%, 05/04/26 (a)	300,000	295,764
3.02%, 01/16/27 (a)	200,000	194,830
3.59%, 04/14/27 (a)	200,000	199,140
BP Capital Markets PLC
3.81%, 02/10/24	250,000	254,457
3.54%, 11/04/24	100,000	101,203
3.51%, 03/17/25	300,000	302,883
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	100,000	100,654
3.90%, 02/01/25 (a)	200,000	200,854
2.05%, 07/15/25 (a)	150,000	142,710
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	200,000	209,106
4.25%, 04/15/27 (a)	200,000	201,166
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	300,000	315,144
5.88%, 03/31/25 (a)	400,000	416,832
Chevron Corp.
2.90%, 03/03/24 (a)	150,000	150,822
1.55%, 05/11/25 (a)	700,000	673,379
3.33%, 11/17/25 (a)	300,000	302,079
2.95%, 05/16/26 (a)	500,000	497,675
2.00%, 05/11/27 (a)	200,000	188,054
Chevron USA, Inc.
0.43%, 08/11/23	100,000	98,001
3.90%, 11/15/24 (a)	100,000	102,362
0.69%, 08/12/25 (a)	300,000	279,192
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	300,000	308,364
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	100,560
Continental Resources, Inc.
3.80%, 06/01/24 (a)	250,000	251,822
Coterra Energy, Inc.
4.38%, 06/01/24 (a)(c)	200,000	202,406
3.90%, 05/15/27 (a)(c)	200,000	197,292
Devon Energy Corp.
5.25%, 09/15/24 (a)(c)	50,000	51,875
5.85%, 12/15/25 (a)	200,000	212,690
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	199,424
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	200,000	196,750
3.60%, 12/15/24 (a)	67,000	67,210
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	159,198

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enbridge, Inc.
4.00%, 10/01/23 (a)	200,000	202,140
3.50%, 06/10/24 (a)	100,000	100,565
2.50%, 01/15/25 (a)	150,000	145,745
1.60%, 10/04/26 (a)	150,000	136,425
4.25%, 12/01/26 (a)	200,000	202,334
Energy Transfer LP
4.20%, 09/15/23 (a)	150,000	151,895
5.88%, 01/15/24 (a)	200,000	206,128
4.90%, 02/01/24 (a)	100,000	101,476
4.25%, 04/01/24 (a)	100,000	100,803
4.50%, 04/15/24 (a)	200,000	202,882
3.90%, 05/15/24 (a)	100,000	100,132
4.05%, 03/15/25 (a)	250,000	251,045
2.90%, 05/15/25 (a)	300,000	292,632
4.75%, 01/15/26 (a)	250,000	254,372
3.90%, 07/15/26 (a)	200,000	196,818
4.40%, 03/15/27 (a)	200,000	198,890
4.20%, 04/15/27 (a)	200,000	198,002
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	100,000	101,338
Enterprise Products Operating LLC
3.90%, 02/15/24 (a)	300,000	303,645
3.75%, 02/15/25 (a)	300,000	301,089
3.70%, 02/15/26 (a)	250,000	250,692
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	99,712
4.15%, 01/15/26 (a)	200,000	204,860
EQT Corp.
6.63%, 02/01/25 (a)(e)	250,000	260,835
Exxon Mobil Corp.
3.18%, 03/15/24 (a)	100,000	101,059
2.02%, 08/16/24 (a)	250,000	246,358
2.71%, 03/06/25 (a)	500,000	497,050
2.99%, 03/19/25 (a)	650,000	650,175
3.04%, 03/01/26 (a)	500,000	498,770
2.28%, 08/16/26 (a)	250,000	241,393
3.29%, 03/19/27 (a)	250,000	250,942
Halliburton Co.
3.50%, 08/01/23 (a)	150,000	151,089
3.80%, 11/15/25 (a)	140,000	141,844
Hess Corp.
4.30%, 04/01/27 (a)	250,000	250,187
HF Sinclair Corp.
2.63%, 10/01/23 (c)	200,000	195,370
5.88%, 04/01/26 (a)(c)	150,000	153,747
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (a)	100,000	100,556
4.15%, 02/01/24 (a)	300,000	304,032
4.30%, 05/01/24 (a)	200,000	203,120
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	400,000	405,332
1.75%, 11/15/26 (a)	150,000	137,175
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	200,000	208,046
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	100,000	100,245
4.70%, 05/01/25 (a)	300,000	308,796
5.13%, 12/15/26 (a)	200,000	208,606
MPLX LP
4.88%, 12/01/24 (a)	200,000	204,846
4.00%, 02/15/25 (a)	250,000	250,757
4.88%, 06/01/25 (a)	250,000	256,002
1.75%, 03/01/26 (a)	400,000	367,264
4.13%, 03/01/27 (a)	300,000	298,188
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	103,223
5.50%, 01/15/26 (a)	100,000	103,488
ONEOK Partners LP
5.00%, 09/15/23 (a)	100,000	101,764
4.90%, 03/15/25 (a)	100,000	102,598
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	156,362
2.75%, 09/01/24 (a)	100,000	98,142
5.85%, 01/15/26 (a)	275,000	290,293
Ovintiv Exploration, Inc.
5.63%, 07/01/24	200,000	210,572
5.38%, 01/01/26 (a)	200,000	207,388
Phillips 66
0.90%, 02/15/24 (a)	50,000	48,324
3.85%, 04/09/25 (a)	250,000	252,377
1.30%, 02/15/26 (a)	100,000	91,912
Phillips 66 Partners LP
2.45%, 12/15/24 (a)(c)	100,000	97,096
3.55%, 10/01/26 (a)	150,000	148,191
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	150,000	136,901
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (a)	100,000	100,535
3.60%, 11/01/24 (a)	250,000	249,480
4.65%, 10/15/25 (a)	250,000	253,215
4.50%, 12/15/26 (a)	200,000	202,002
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (a)	500,000	516,620
5.63%, 03/01/25 (a)	500,000	519,280
5.88%, 06/30/26 (a)	175,000	185,028
5.00%, 03/15/27 (a)	400,000	412,548
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	250,000	235,968
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	250,000	253,540
Shell International Finance BV
0.38%, 09/15/23	250,000	243,583
3.50%, 11/13/23 (a)	250,000	253,270
2.00%, 11/07/24 (a)	300,000	295,323
3.25%, 05/11/25	700,000	704,949
2.88%, 05/10/26	500,000	492,815
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	200,000	204,394
3.50%, 03/15/25 (a)	150,000	149,142
3.38%, 10/15/26 (a)	150,000	146,568
Suncor Energy, Inc.
3.10%, 05/15/25 (a)	50,000	49,524
TC PipeLines LP
4.38%, 03/13/25 (a)	100,000	101,481
3.90%, 05/25/27 (a)	200,000	199,554
The Williams Cos., Inc.
4.50%, 11/15/23 (a)	150,000	152,445
4.30%, 03/04/24 (a)	200,000	203,146
4.55%, 06/24/24 (a)	400,000	406,844
3.90%, 01/15/25 (a)	200,000	200,998
4.00%, 09/15/25 (a)	200,000	200,974
TotalEnergies Capital Canada Ltd.
2.75%, 07/15/23	250,000	250,977
TotalEnergies Capital International S.A.
3.70%, 01/15/24	350,000	355,057
3.75%, 04/10/24	150,000	152,823
2.43%, 01/10/25 (a)	300,000	295,194

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	200,000	201,726
1.00%, 10/12/24 (a)	300,000	284,646
4.88%, 01/15/26 (a)	100,000	103,513
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	281,135
Valero Energy Corp.
2.85%, 04/15/25 (a)	86,000	84,421
3.40%, 09/15/26 (a)	200,000	196,002
		31,256,919
Industrial Other 0.0%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	200,000	201,566
Quanta Services, Inc.
0.95%, 10/01/24 (a)	200,000	188,410
Yale University
0.87%, 04/15/25 (a)	150,000	141,654
		531,630
Technology 2.6%
Adobe, Inc.
1.90%, 02/01/25 (a)	100,000	97,463
3.25%, 02/01/25 (a)	100,000	100,753
2.15%, 02/01/27 (a)	200,000	190,972
Alphabet, Inc.
3.38%, 02/25/24	200,000	204,004
0.45%, 08/15/25 (a)	250,000	233,128
2.00%, 08/15/26 (a)	550,000	530,183
Altera Corp.
4.10%, 11/15/23	150,000	152,697
Analog Devices, Inc.
2.95%, 04/01/25 (a)	350,000	348,428
Apple Inc.
3.00%, 02/09/24 (a)	300,000	302,694
3.45%, 05/06/24	625,000	635,275
2.85%, 05/11/24 (a)	500,000	502,565
1.80%, 09/11/24 (a)	100,000	98,222
2.75%, 01/13/25 (a)	450,000	451,008
2.50%, 02/09/25	250,000	248,688
1.13%, 05/11/25 (a)	650,000	620,126
3.20%, 05/13/25	500,000	505,675
0.55%, 08/20/25 (a)	350,000	325,293
0.70%, 02/08/26 (a)	300,000	277,530
3.25%, 02/23/26 (a)	750,000	756,442
2.45%, 08/04/26 (a)	600,000	586,302
2.05%, 09/11/26 (a)	600,000	575,970
3.35%, 02/09/27 (a)	400,000	403,676
3.20%, 05/11/27 (a)	500,000	501,310
Applied Materials, Inc.
3.90%, 10/01/25 (a)	200,000	204,736
3.30%, 04/01/27 (a)	200,000	200,294
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	100,000	99,035
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	253,242
Avnet, Inc.
4.63%, 04/15/26 (a)	150,000	151,310
Baidu, Inc.
3.88%, 09/29/23 (a)	200,000	201,716
4.38%, 05/14/24 (a)	250,000	253,847
3.08%, 04/07/25 (a)	250,000	245,455
1.72%, 04/09/26 (a)	200,000	183,958
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	200,000	201,424
3.13%, 01/15/25 (a)	200,000	197,384
3.88%, 01/15/27 (a)	675,000	664,038
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	150,626
3.15%, 11/15/25 (a)	300,000	293,868
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	200,000	197,044
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	100,000	102,163
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	100,000	102,309
4.13%, 05/01/25 (a)	150,000	148,587
2.67%, 12/01/26 (a)	250,000	230,285
CGI, Inc.
1.45%, 09/14/26 (a)(c)	200,000	179,642
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	250,000	249,763
3.63%, 03/04/24	150,000	152,622
2.95%, 02/28/26	100,000	99,354
2.50%, 09/20/26 (a)	400,000	390,572
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	200,000	196,280
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)	253,000	258,123
4.00%, 07/15/24 (a)	250,000	252,967
5.85%, 07/15/25 (a)	250,000	263,177
6.02%, 06/15/26 (a)	1,050,000	1,111,246
4.90%, 10/01/26 (a)	300,000	306,816
DXC Technology Co.
1.80%, 09/15/26 (a)	200,000	180,282
Equifax, Inc.
2.60%, 12/01/24 (a)	100,000	97,845
2.60%, 12/15/25 (a)	100,000	95,960
Equinix, Inc.
2.63%, 11/18/24 (a)	200,000	195,974
1.25%, 07/15/25 (a)	150,000	138,807
1.00%, 09/15/25 (a)	150,000	136,904
1.45%, 05/15/26 (a)	200,000	181,832
2.90%, 11/18/26 (a)	150,000	142,029
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	200,000	190,596
Fidelity National Information Services, Inc.
0.60%, 03/01/24	200,000	191,506
1.15%, 03/01/26 (a)	350,000	317,765
Fiserv, Inc.
3.80%, 10/01/23 (a)	100,000	101,083
2.75%, 07/01/24 (a)	450,000	443,781
3.85%, 06/01/25 (a)	250,000	250,790
3.20%, 07/01/26 (a)	500,000	486,135
Flex Ltd.
4.75%, 06/15/25 (a)	150,000	152,939
3.75%, 02/01/26 (a)	200,000	196,386
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	134,715
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)(e)	150,000	137,775
Global Payments, Inc.
3.75%, 06/01/23 (a)	150,000	150,710
4.00%, 06/01/23 (a)	100,000	100,844
1.50%, 11/15/24 (a)	100,000	95,019
2.65%, 02/15/25 (a)	250,000	243,053
1.20%, 03/01/26 (a)	200,000	180,730

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 04/01/26 (a)	250,000	256,652
2.15%, 01/15/27 (a)	175,000	159,350
Hewlett Packard Enterprise Co.
4.45%, 10/02/23 (a)	300,000	305,889
1.45%, 04/01/24 (a)	300,000	291,585
4.90%, 10/15/25 (a)	600,000	622,068
1.75%, 04/01/26 (a)	150,000	139,404
HP, Inc.
2.20%, 06/17/25 (a)	350,000	334,498
1.45%, 06/17/26 (a)	250,000	225,948
Intel Corp.
2.88%, 05/11/24 (a)	350,000	351,970
3.40%, 03/25/25 (a)	400,000	404,992
3.70%, 07/29/25 (a)	550,000	560,010
2.60%, 05/19/26 (a)	250,000	244,880
3.75%, 03/25/27 (a)	250,000	254,182
International Business Machines Corp.
3.38%, 08/01/23	450,000	454,288
3.63%, 02/12/24	400,000	405,780
3.00%, 05/15/24	650,000	651,592
3.45%, 02/19/26	400,000	400,740
3.30%, 05/15/26	800,000	795,504
2.20%, 02/09/27 (a)	200,000	189,528
1.70%, 05/15/27 (a)	300,000	275,112
Intuit, Inc.
0.65%, 07/15/23	150,000	147,038
0.95%, 07/15/25 (a)	150,000	140,118
Jabil, Inc.
1.70%, 04/15/26 (a)	150,000	136,401
4.25%, 05/15/27 (a)	200,000	198,844
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	200,000	182,548
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	102,117
4.60%, 04/06/27 (a)	200,000	204,230
KLA Corp.
4.65%, 11/01/24 (a)	300,000	310,038
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)(c)	200,000	176,046
Lam Research Corp.
3.80%, 03/15/25 (a)	200,000	203,060
3.75%, 03/15/26 (a)	100,000	101,102
Leidos, Inc.
3.63%, 05/15/25 (a)	200,000	199,012
Marvell Technology, Inc.
4.20%, 06/22/23 (a)	100,000	100,951
1.65%, 04/15/26 (a)	100,000	91,137
Mastercard, Inc.
3.38%, 04/01/24	350,000	354,774
2.00%, 03/03/25 (a)	100,000	97,756
3.30%, 03/26/27 (a)	250,000	250,452
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	200,000	202,570
2.67%, 09/01/23	250,000	248,330
0.97%, 02/15/24	350,000	335,737
4.25%, 09/01/25 (a)	200,000	200,546
Micron Technology, Inc.
4.98%, 02/06/26 (a)	100,000	103,474
4.19%, 02/15/27 (a)	200,000	200,584
Microsoft Corp.
2.00%, 08/08/23 (a)	250,000	250,360
3.63%, 12/15/23 (a)	250,000	255,052
2.88%, 02/06/24 (a)	500,000	503,510
2.70%, 02/12/25 (a)	500,000	500,540
3.13%, 11/03/25 (a)	800,000	806,624
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 08/08/26 (a)	1,000,000	980,590
3.30%, 02/06/27 (a)	1,000,000	1,012,240
Moody's Corp.
4.88%, 02/15/24 (a)	150,000	154,160
3.75%, 03/24/25 (a)	200,000	201,762
Motorola Solutions, Inc.
4.00%, 09/01/24	100,000	100,826
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	236,960
NVIDIA Corp.
0.31%, 06/15/23 (a)	250,000	245,423
0.58%, 06/14/24 (a)	250,000	239,825
3.20%, 09/16/26 (a)	300,000	301,899
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)	250,000	254,792
5.35%, 03/01/26 (a)	200,000	207,454
3.88%, 06/18/26 (a)	200,000	197,864
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	100,000	96,291
Oracle Corp.
3.63%, 07/15/23	150,000	151,629
2.40%, 09/15/23 (a)	550,000	546,106
3.40%, 07/08/24 (a)	450,000	449,613
2.95%, 11/15/24 (a)	500,000	492,580
2.50%, 04/01/25 (a)	800,000	771,352
2.95%, 05/15/25 (a)	650,000	633,893
1.65%, 03/25/26 (a)	700,000	639,212
2.65%, 07/15/26 (a)	750,000	707,490
2.80%, 04/01/27 (a)	400,000	372,516
PayPal Holdings, Inc.
1.35%, 06/01/23	300,000	296,619
2.40%, 10/01/24 (a)	250,000	247,533
1.65%, 06/01/25 (a)	200,000	191,268
2.65%, 10/01/26 (a)	300,000	291,162
Qorvo, Inc.
1.75%, 12/15/24 (a)(c)	150,000	142,920
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	200,000	200,536
3.45%, 05/20/25 (a)	400,000	404,824
3.25%, 05/20/27 (a)	500,000	498,020
S&P Global, Inc.
2.45%, 03/01/27 (a)(c)	300,000	285,204
salesforce.com, Inc.
0.63%, 07/15/24 (a)	250,000	238,948
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	150,000	135,543
TD SYNNEX Corp.
1.25%, 08/09/24 (a)(c)	150,000	141,234
1.75%, 08/09/26 (a)(c)	200,000	178,334
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	225,000	216,041
1.13%, 09/15/26 (a)	250,000	230,538
The Western Union Co.
2.85%, 01/10/25 (a)	150,000	146,346
1.35%, 03/15/26 (a)	150,000	136,185
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	200,000	203,038
Trimble, Inc.
4.15%, 06/15/23 (a)	100,000	100,813
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	350,000	324,516
3.88%, 04/22/27 (a)	200,000	201,822
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	100,617

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	155,627
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	200,000	201,764
Visa, Inc.
3.15%, 12/14/25 (a)	1,000,000	1,003,670
1.90%, 04/15/27 (a)	200,000	188,764
VMware, Inc.
0.60%, 08/15/23	250,000	242,685
1.00%, 08/15/24 (a)	300,000	284,244
4.50%, 05/15/25 (a)	150,000	152,711
1.40%, 08/15/26 (a)	400,000	358,900
4.65%, 05/15/27 (a)	200,000	204,122
Western Digital Corp.
4.75%, 02/15/26 (a)	500,000	500,450
Workday, Inc.
3.50%, 04/01/27 (a)	250,000	246,085
Xilinx, Inc.
2.95%, 06/01/24 (a)	150,000	150,122
		52,256,352
Transportation 0.3%
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	101,699
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (a)	300,000	303,993
3.75%, 04/01/24 (a)	100,000	101,735
3.40%, 09/01/24 (a)	100,000	101,029
3.00%, 04/01/25 (a)	150,000	150,005
7.00%, 12/15/25	100,000	112,054
Canadian National Railway Co.
2.95%, 11/21/24 (a)	100,000	99,622
2.75%, 03/01/26 (a)	150,000	146,537
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	350,000	333,399
2.90%, 02/01/25 (a)	200,000	197,402
1.75%, 12/02/26 (a)	200,000	184,858
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 04/29/26	57,628	56,093
CSX Corp.
3.40%, 08/01/24 (a)	150,000	150,888
3.35%, 11/01/25 (a)	250,000	249,942
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 10/25/25	100,000	98,368
FedEx Corp.
3.25%, 04/01/26 (a)	200,000	198,618
GXO Logistics, Inc.
1.65%, 07/15/26 (a)(c)	150,000	133,523
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	200,000	201,530
Norfolk Southern Corp.
3.85%, 01/15/24 (a)	100,000	101,084
3.65%, 08/01/25 (a)	200,000	200,656
2.90%, 06/15/26 (a)	150,000	145,385
Ryder System, Inc.
3.75%, 06/09/23 (a)	150,000	150,761
3.88%, 12/01/23 (a)	100,000	101,063
3.65%, 03/18/24 (a)	100,000	99,992
4.63%, 06/01/25 (a)	250,000	254,472
3.35%, 09/01/25 (a)	75,000	73,848
1.75%, 09/01/26 (a)	100,000	91,875
2.85%, 03/01/27 (a)	200,000	189,572
Southwest Airlines Co.
5.25%, 05/04/25 (a)	500,000	522,105
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Union Pacific Corp.
3.50%, 06/08/23 (a)	150,000	151,400
3.65%, 02/15/24 (a)	100,000	100,938
3.15%, 03/01/24 (a)	100,000	100,526
3.75%, 03/15/24 (a)	250,000	253,072
3.25%, 01/15/25 (a)	300,000	301,749
2.75%, 03/01/26 (a)	200,000	194,972
2.15%, 02/05/27 (a)	200,000	188,476
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 10/11/25	27,852	27,490
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27	62,803	61,263
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	92,331	89,453
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	95,304	91,153
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	166,000	161,000
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	250,000	246,595
2.80%, 11/15/24 (a)	75,000	75,071
3.90%, 04/01/25 (a)	200,000	204,448
		7,099,714
		250,698,170

Utility 1.3%
Electric 1.2%
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	150,000	146,945
Alabama Power Co.
3.55%, 12/01/23	150,000	151,839
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	98,543
3.65%, 02/15/26 (a)	250,000	248,275
American Electric Power Co., Inc.
2.03%, 03/15/24	200,000	195,222
1.00%, 11/01/25 (a)	250,000	229,207
3.88%, 02/15/62 (a)(b)	150,000	130,224
Avangrid, Inc.
3.15%, 12/01/24 (a)	250,000	248,227
3.20%, 04/15/25 (a)	100,000	98,864
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (a)	150,000	143,502
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (a)	200,000	202,406
3.50%, 02/01/25 (a)	100,000	100,743
4.05%, 04/15/25 (a)	450,000	461,020
Black Hills Corp.
4.25%, 11/30/23 (a)	250,000	253,320
1.04%, 08/23/24 (a)	100,000	94,725
3.15%, 01/15/27 (a)	100,000	96,816
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	100,000	97,983
1.45%, 06/01/26 (a)	150,000	137,348
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	200,000	195,686
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	97,394
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	150,000	145,562
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	200,000	194,066

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	245,700
Consumers Energy Co.
3.38%, 08/15/23 (a)	100,000	100,828
Dominion Energy, Inc.
3.07%, 08/15/24	150,000	149,184
3.30%, 03/15/25 (a)	100,000	99,384
3.90%, 10/01/25 (a)	250,000	252,197
1.45%, 04/15/26 (a)	200,000	183,492
5.75%, 10/01/54 (a)(b)	122,000	118,627
DTE Electric Co.
3.65%, 03/15/24 (a)	100,000	101,569
DTE Energy Co.
2.53%, 10/01/24	100,000	97,687
1.05%, 06/01/25 (a)	200,000	185,616
2.85%, 10/01/26 (a)	200,000	192,500
Duke Energy Corp.
3.75%, 04/15/24 (a)	300,000	303,129
0.90%, 09/15/25 (a)	300,000	276,510
2.65%, 09/01/26 (a)	400,000	384,188
3.25%, 01/15/82 (a)(b)	100,000	81,724
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	200,000	198,600
Duke Energy Ohio, Inc.
3.80%, 09/01/23 (a)	100,000	100,978
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	100,000	100,289
Edison International
3.55%, 11/15/24 (a)	100,000	99,237
4.95%, 04/15/25 (a)	150,000	153,271
Emera US Finance LP
3.55%, 06/15/26 (a)	250,000	244,637
Enel Americas S.A.
4.00%, 10/25/26 (a)	150,000	148,358
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	99,938
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	100,000	101,346
3.50%, 04/01/26 (a)	200,000	200,210
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	227,990
2.95%, 09/01/26 (a)	200,000	192,764
Entergy Louisiana LLC
0.62%, 11/17/23 (a)	242,000	234,379
0.95%, 10/01/24 (a)	250,000	237,220
5.40%, 11/01/24	100,000	104,552
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	150,000	144,312
Evergy, Inc.
2.45%, 09/15/24 (a)	250,000	243,897
Eversource Energy
2.90%, 10/01/24 (a)	200,000	198,954
0.80%, 08/15/25 (a)	200,000	183,008
2.90%, 03/01/27 (a)	200,000	192,430
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	253,607
3.40%, 04/15/26 (a)	200,000	197,418
2.75%, 03/15/27 (a)(c)	150,000	142,859
Florida Power & Light Co.
2.75%, 06/01/23 (a)	200,000	200,506
2.85%, 04/01/25 (a)	250,000	248,972
3.13%, 12/01/25 (a)	200,000	200,282
Fortis, Inc.
3.06%, 10/04/26 (a)	250,000	241,135
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Georgia Power Co.
2.10%, 07/30/23	100,000	99,317
3.25%, 03/30/27 (a)	150,000	145,553
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	250,000	250,545
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	50,000	49,996
ITC Holdings Corp.
3.65%, 06/15/24 (a)	100,000	100,378
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	100,000	101,198
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	150,000	151,269
2.95%, 02/07/24 (a)	150,000	150,192
0.35%, 02/08/24	150,000	143,666
2.85%, 01/27/25 (a)	100,000	98,931
1.88%, 02/07/25	150,000	144,566
3.25%, 11/01/25 (a)	200,000	199,252
1.00%, 06/15/26 (a)	200,000	181,366
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24 (a)	350,000	348,439
1.88%, 01/15/27 (a)	250,000	230,942
3.55%, 05/01/27 (a)	350,000	346,892
3.80%, 03/15/82 (a)(b)	100,000	85,268
NSTAR Electric Co.
3.20%, 05/15/27 (a)	200,000	196,192
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	100,000	99,537
2.95%, 04/01/25 (a)	100,000	99,040
0.55%, 10/01/25 (a)	100,000	91,426
Pacific Gas & Electric Co.
3.25%, 06/15/23 (a)	200,000	199,362
4.25%, 08/01/23 (a)	200,000	201,798
3.40%, 08/15/24 (a)	200,000	196,744
3.50%, 06/15/25 (a)	150,000	145,502
3.45%, 07/01/25	400,000	387,176
3.15%, 01/01/26	500,000	472,450
2.95%, 03/01/26 (a)	200,000	186,640
PacifiCorp
2.95%, 06/01/23 (a)	100,000	100,160
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	325,000	301,275
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	100,000	101,308
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	200,000	194,304
Public Service Electric & Gas Co.
3.25%, 09/01/23 (a)	150,000	150,966
0.95%, 03/15/26 (a)	100,000	92,050
Public Service Enterprise Group, Inc.
0.84%, 11/08/23 (a)	150,000	145,118
2.88%, 06/15/24 (a)	200,000	198,300
0.80%, 08/15/25 (a)	250,000	229,277
Puget Energy, Inc.
3.65%, 05/15/25 (a)	200,000	198,524
San Diego Gas & Electric Co.
3.60%, 09/01/23 (a)	150,000	151,395
2.50%, 05/15/26 (a)	150,000	144,659
Southern California Edison Co.
3.40%, 06/01/23 (a)	100,000	100,435
0.70%, 08/01/23	100,000	97,444
3.50%, 10/01/23 (a)	150,000	151,171
1.10%, 04/01/24 (a)	150,000	144,558
3.70%, 08/01/25 (a)	250,000	249,670
1.20%, 02/01/26 (a)	100,000	90,739

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	101,563
0.90%, 01/15/26 (a)	200,000	180,974
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	138,450
2.75%, 10/01/26 (a)	100,000	95,306
Southwestern Public Service Co.
3.30%, 06/15/24 (a)	100,000	100,226
The AES Corp.
1.38%, 01/15/26 (a)	300,000	271,800
The Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	200,000	197,489
The Southern Co.
2.95%, 07/01/23 (a)	200,000	200,440
0.60%, 02/26/24 (a)	150,000	143,664
4.48%, 08/01/24	200,000	203,928
3.25%, 07/01/26 (a)	500,000	488,905
4.00%, 01/15/51 (a)(b)	250,000	229,827
3.75%, 09/15/51 (a)(b)	250,000	223,905
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	150,000	149,067
Virginia Electric & Power Co.
3.45%, 02/15/24 (a)	200,000	201,686
3.10%, 05/15/25 (a)	100,000	99,623
3.15%, 01/15/26 (a)	200,000	197,034
2.95%, 11/15/26 (a)	150,000	145,733
3.50%, 03/15/27 (a)	200,000	199,016
WEC Energy Group, Inc.
0.55%, 09/15/23	250,000	243,015
0.80%, 03/15/24 (a)	200,000	191,228
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	300,000	289,764
3.35%, 12/01/26 (a)	150,000	147,635
1.75%, 03/15/27 (a)	100,000	91,202
		23,907,871
Natural Gas 0.1%
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	320,684
3.49%, 05/15/27 (a)	225,000	220,572
ONE Gas, Inc.
1.10%, 03/11/24 (a)	200,000	192,704
Sempra Energy
3.30%, 04/01/25 (a)	200,000	198,840
4.13%, 04/01/52 (a)(b)	200,000	174,626
Southern California Gas Co.
3.15%, 09/15/24 (a)	125,000	125,354
2.60%, 06/15/26 (a)	150,000	144,751
2.95%, 04/15/27 (a)	200,000	194,420
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	100,000	99,302
3.25%, 06/15/26 (a)	100,000	97,610
		1,768,863
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	150,618
		25,827,352
Total Corporates (Cost $540,860,551)		515,403,636

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 65.0% OF NET ASSETS
Bonds
6.25%, 08/15/23	1,500,000	1,572,480
7.50%, 11/15/24	600,000	669,469
7.63%, 02/15/25	800,000	903,469
6.88%, 08/15/25	1,000,000	1,126,797
6.00%, 02/15/26	1,500,000	1,668,750
6.75%, 08/15/26	1,000,000	1,154,805
6.50%, 11/15/26	1,000,000	1,152,109
6.63%, 02/15/27	700,000	815,664
Notes
0.13%, 07/15/23	8,200,000	8,014,859
0.13%, 07/31/23	14,400,000	14,060,250
1.25%, 07/31/23	8,500,000	8,407,695
2.75%, 07/31/23	6,600,000	6,642,668
0.13%, 08/15/23	10,400,000	10,144,266
2.50%, 08/15/23	15,300,000	15,353,490
0.13%, 08/31/23	13,100,000	12,759,707
1.38%, 08/31/23	7,300,000	7,222,580
2.75%, 08/31/23	5,500,000	5,536,201
0.13%, 09/15/23	8,900,000	8,660,986
0.25%, 09/30/23	16,700,000	16,265,213
1.38%, 09/30/23	6,800,000	6,721,109
2.88%, 09/30/23	6,600,000	6,653,109
0.13%, 10/15/23	9,700,000	9,417,146
0.38%, 10/31/23	13,900,000	13,529,424
1.63%, 10/31/23	5,600,000	5,546,844
2.88%, 10/31/23	6,350,000	6,401,346
0.25%, 11/15/23	11,400,000	11,064,902
2.75%, 11/15/23	16,650,000	16,753,087
0.50%, 11/30/23	14,000,000	13,620,195
2.13%, 11/30/23	6,600,000	6,579,762
2.88%, 11/30/23	5,900,000	5,947,246
0.13%, 12/15/23	9,976,000	9,642,622
0.75%, 12/31/23	13,300,000	12,964,902
2.25%, 12/31/23	5,900,000	5,888,707
2.63%, 12/31/23	6,800,000	6,828,289
0.13%, 01/15/24	10,546,000	10,168,445
0.88%, 01/31/24	13,000,000	12,672,461
2.25%, 01/31/24	6,000,000	5,983,242
2.50%, 01/31/24	7,750,000	7,758,931
0.13%, 02/15/24	13,600,000	13,084,156
2.75%, 02/15/24	11,000,000	11,058,223
1.50%, 02/29/24	11,500,000	11,316,494
2.13%, 02/29/24	7,200,000	7,160,625
2.38%, 02/29/24	5,200,000	5,194,820
0.25%, 03/15/24	12,900,000	12,406,172
2.13%, 03/31/24	8,750,000	8,694,971
2.25%, 03/31/24	15,500,000	15,433,096
0.38%, 04/15/24	8,500,000	8,171,787
2.00%, 04/30/24	5,800,000	5,746,305
2.25%, 04/30/24	8,150,000	8,111,956
2.50%, 04/30/24	10,500,000	10,496,104
0.25%, 05/15/24	11,500,000	11,005,186
2.50%, 05/15/24	13,600,000	13,597,875
2.00%, 05/31/24	9,550,000	9,453,008
2.50%, 05/31/24	13,000,000	12,987,559
0.25%, 06/15/24	15,500,000	14,795,234
1.75%, 06/30/24	7,700,000	7,576,078
2.00%, 06/30/24	5,685,000	5,622,376
0.38%, 07/15/24	10,400,000	9,933,219
1.75%, 07/31/24	8,300,000	8,158,641
2.13%, 07/31/24	5,200,000	5,152,062
0.38%, 08/15/24	11,800,000	11,244,109
2.38%, 08/15/24	14,000,000	13,933,828
1.25%, 08/31/24	6,900,000	6,698,930
1.88%, 08/31/24	6,600,000	6,495,586
0.38%, 09/15/24	14,000,000	13,306,016

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 09/30/24	6,500,000	6,336,992
2.13%, 09/30/24	4,810,000	4,757,391
0.63%, 10/15/24	12,500,000	11,925,781
1.50%, 10/31/24	6,350,000	6,182,072
2.25%, 10/31/24	4,600,000	4,558,133
0.75%, 11/15/24	12,400,000	11,840,547
2.25%, 11/15/24	13,000,000	12,873,047
1.50%, 11/30/24	6,850,000	6,657,344
2.13%, 11/30/24	4,100,000	4,046,188
1.00%, 12/15/24	12,500,000	11,992,187
1.75%, 12/31/24	6,600,000	6,447,375
2.25%, 12/31/24	5,000,000	4,947,070
1.13%, 01/15/25	11,050,000	10,616,633
1.38%, 01/31/25	5,250,000	5,073,223
2.50%, 01/31/25	5,600,000	5,572,000
1.50%, 02/15/25	10,000,000	9,685,156
2.00%, 02/15/25	12,400,000	12,177,187
1.13%, 02/28/25	6,700,000	6,423,363
2.75%, 02/28/25	4,600,000	4,605,750
1.75%, 03/15/25	11,800,000	11,495,781
0.50%, 03/31/25	7,488,600	7,038,406
2.63%, 03/31/25	2,000,000	1,996,016
2.63%, 04/15/25	13,500,000	13,465,723
0.38%, 04/30/25	12,400,000	11,586,734
2.88%, 04/30/25	4,200,000	4,217,227
2.13%, 05/15/25	10,300,000	10,127,395
2.75%, 05/15/25	10,000,000	10,009,766
0.25%, 05/31/25	8,300,000	7,709,273
2.88%, 05/31/25	4,100,000	4,117,938
0.25%, 06/30/25	8,900,000	8,246,754
2.75%, 06/30/25	2,400,000	2,401,594
0.25%, 07/31/25	9,800,000	9,058,492
2.88%, 07/31/25	8,405,000	8,439,474
2.00%, 08/15/25	14,500,000	14,163,555
0.25%, 08/31/25	10,100,000	9,311,727
2.75%, 08/31/25	4,000,000	3,999,219
0.25%, 09/30/25	11,400,000	10,489,781
3.00%, 09/30/25	4,400,000	4,433,687
0.25%, 10/31/25	11,865,000	10,895,407
3.00%, 10/31/25	4,700,000	4,734,148
2.25%, 11/15/25	13,400,000	13,166,547
0.38%, 11/30/25	11,841,600	10,894,272
2.88%, 11/30/25	5,800,000	5,818,352
0.38%, 12/31/25	12,830,000	11,779,043
2.63%, 12/31/25	5,400,000	5,372,578
0.38%, 01/31/26	13,740,600	12,583,921
2.63%, 01/31/26	6,473,000	6,436,337
1.63%, 02/15/26	11,800,000	11,310,945
0.50%, 02/28/26	13,800,000	12,671,203
2.50%, 02/28/26	6,800,000	6,731,469
0.75%, 03/31/26	12,100,000	11,200,535
2.25%, 03/31/26	6,700,000	6,567,047
0.75%, 04/30/26	13,100,000	12,105,730
2.38%, 04/30/26	4,300,000	4,234,660
1.63%, 05/15/26	12,000,000	11,472,188
0.75%, 05/31/26	14,000,000	12,907,891
2.13%, 05/31/26	5,600,000	5,456,500
0.88%, 06/30/26	11,800,000	10,920,070
1.88%, 06/30/26	6,100,000	5,885,070
0.63%, 07/31/26	12,800,000	11,699,500
1.88%, 07/31/26	4,450,000	4,288,687
1.50%, 08/15/26	12,900,000	12,223,254
0.75%, 08/31/26	14,700,000	13,484,953
1.38%, 08/31/26	6,200,000	5,843,742
0.88%, 09/30/26	13,700,000	12,612,027
1.63%, 09/30/26	4,700,000	4,471,609
1.13%, 10/31/26	13,600,000	12,641,094
1.63%, 10/31/26	5,900,000	5,605,922
2.00%, 11/15/26	12,000,000	11,574,844
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 11/30/26	14,200,000	13,259,805
1.63%, 11/30/26	5,300,000	5,033,551
1.25%, 12/31/26	13,600,000	12,678,813
1.75%, 12/31/26	6,000,000	5,724,375
1.50%, 01/31/27	21,300,000	20,064,434
2.25%, 02/15/27	10,600,000	10,322,992
1.13%, 02/28/27	3,400,000	3,143,672
1.88%, 02/28/27	11,700,000	11,210,062
0.63%, 03/31/27	5,400,000	4,864,219
2.50%, 03/31/27	11,700,000	11,528,156
0.50%, 04/30/27	7,950,000	7,103,760
2.75%, 04/30/27	12,300,000	12,254,836
2.38%, 05/15/27	15,000,000	14,673,633
0.50%, 05/31/27	9,000,000	8,020,898
2.63%, 05/31/27	12,000,000	11,893,594
Total Treasuries (Cost $1,352,899,434)		1,301,499,969

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 8.8% OF NET ASSETS

Agency 4.5%
Foreign 1.5%
Austria 0.1%
Oesterreichische Kontrollbank AG
3.13%, 11/07/23	550,000	554,867
1.50%, 02/12/25	200,000	193,440
0.38%, 09/17/25	500,000	461,265
0.50%, 02/02/26	500,000	458,775
		1,668,347
Canada 0.0%
Export Development Canada
2.63%, 02/21/24	250,000	250,358
Germany 0.7%
FMS Wertmanagement
2.75%, 01/30/24 (f)	250,000	250,803
Kreditanstalt Fuer Wiederaufbau
0.25%, 10/19/23 (f)	1,000,000	970,660
2.63%, 02/28/24 (f)	950,000	951,425
0.25%, 03/08/24 (f)	500,000	480,210
1.38%, 08/05/24 (f)	850,000	827,050
0.50%, 09/20/24 (f)	350,000	333,018
2.50%, 11/20/24 (f)	1,850,000	1,840,842
1.25%, 01/31/25 (f)	750,000	721,230
0.38%, 07/18/25 (f)	2,250,000	2,088,270
0.63%, 01/22/26 (f)	1,600,000	1,478,064
1.00%, 10/01/26 (f)	1,000,000	924,000
Landwirtschaftliche Rentenbank
3.13%, 11/14/23 (f)	200,000	201,916
2.00%, 01/13/25 (f)	250,000	245,285
0.50%, 05/27/25 (f)	500,000	467,385
2.38%, 06/10/25 (f)	750,000	740,550
0.88%, 03/30/26 (f)	500,000	463,960
1.75%, 07/27/26 (f)	400,000	382,028
		13,366,696
Japan 0.3%
Japan Bank for International Cooperation
3.25%, 07/20/23	750,000	756,645
3.38%, 07/31/23	200,000	202,178

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.38%, 09/15/23	500,000	486,880
3.38%, 10/31/23	450,000	455,337
2.50%, 05/23/24	450,000	447,898
3.00%, 05/29/24	200,000	201,054
1.75%, 10/17/24	200,000	194,976
2.13%, 02/10/25	200,000	196,030
2.50%, 05/28/25	1,000,000	987,470
0.63%, 07/15/25	250,000	232,738
2.75%, 01/21/26	250,000	247,347
2.38%, 04/20/26	500,000	487,450
1.88%, 07/21/26	350,000	333,410
2.25%, 11/04/26	500,000	482,450
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	192,304
		5,904,167
Norway 0.1%
Equinor A.S.A.
2.65%, 01/15/24	193,000	193,479
3.70%, 03/01/24	200,000	202,934
3.25%, 11/10/24	100,000	100,557
2.88%, 04/06/25 (a)	500,000	497,895
1.75%, 01/22/26 (a)	250,000	236,355
		1,231,220
Republic of Korea 0.2%
Export-Import Bank of Korea
2.38%, 06/25/24	200,000	198,118
0.63%, 06/29/24	200,000	191,076
2.88%, 01/21/25	200,000	199,102
0.75%, 09/21/25	500,000	462,990
3.25%, 11/10/25	500,000	501,940
0.63%, 02/09/26	200,000	182,080
2.63%, 05/26/26	400,000	390,632
1.13%, 12/29/26	200,000	181,736
1.63%, 01/18/27	250,000	231,628
The Korea Development Bank
3.75%, 01/22/24	900,000	913,032
0.40%, 03/09/24	200,000	191,700
0.40%, 06/19/24	500,000	476,060
2.00%, 02/24/25	250,000	243,155
3.38%, 09/16/25	250,000	252,272
0.80%, 07/19/26	200,000	181,136
		4,796,657
Sweden 0.1%
Svensk Exportkredit AB
0.25%, 09/29/23	500,000	485,850
0.50%, 11/10/23	250,000	243,023
1.75%, 12/12/23	550,000	543,515
0.38%, 03/11/24	500,000	480,440
0.38%, 07/30/24	300,000	285,198
0.63%, 10/07/24	300,000	285,471
0.63%, 05/14/25	225,000	210,645
0.50%, 08/26/25	350,000	324,275
2.25%, 03/22/27	250,000	241,180
		3,099,597
		30,317,042
U.S. 3.0%
Fannie Mae
1.75%, 07/02/24	500,000	492,110
1.63%, 01/07/25	1,500,000	1,459,485
0.63%, 04/22/25	2,500,000	2,352,450
0.50%, 06/17/25	1,500,000	1,401,315
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal Farm Credit Banks Funding Corp.
0.20%, 10/02/23	1,500,000	1,458,360
0.29%, 10/12/23	1,000,000	972,630
0.25%, 02/26/24	400,000	384,928
0.30%, 03/18/24	1,000,000	961,030
0.88%, 11/18/24	1,000,000	957,690
1.13%, 01/06/25	1,000,000	961,170
1.75%, 02/14/25	2,000,000	1,949,280
2.51%, 04/01/25	1,000,000	992,650
Federal Home Loan Bank
0.13%, 08/28/23	1,000,000	974,890
0.50%, 11/09/23	1,000,000	973,760
2.50%, 02/13/24	1,800,000	1,801,782
2.13%, 02/28/24	1,500,000	1,491,615
1.50%, 08/15/24	200,000	195,512
1.00%, 12/20/24	1,000,000	957,810
0.50%, 04/14/25	3,000,000	2,815,560
0.50%, 06/13/25	500,000	466,695
0.38%, 09/04/25	2,000,000	1,851,380
1.25%, 12/21/26	3,000,000	2,794,320
Federal Home Loan Mortgage Corp.
0.13%, 10/16/23	5,000,000	4,853,250
0.25%, 12/04/23	3,000,000	2,905,560
0.38%, 09/23/25	1,000,000	924,130
Federal National Mortgage Association
0.25%, 07/10/23	3,000,000	2,935,920
2.88%, 09/12/23	800,000	805,704
0.25%, 11/27/23	3,000,000	2,907,660
1.63%, 10/15/24	2,700,000	2,635,443
0.38%, 08/25/25	2,000,000	1,851,260
0.50%, 11/07/25	3,000,000	2,775,750
Freddie Mac
0.25%, 06/26/23	3,000,000	2,939,100
0.25%, 08/24/23	5,000,000	4,881,600
1.50%, 02/12/25	200,000	193,632
0.38%, 07/21/25	1,000,000	928,680
		60,204,111
		90,521,153

Local Authority 0.6%
Foreign 0.6%
Canada 0.6%
Hydro-Quebec
8.05%, 07/07/24	300,000	329,763
Province of Alberta
3.35%, 11/01/23	323,000	326,740
2.95%, 01/23/24	600,000	603,228
1.88%, 11/13/24	750,000	733,462
1.00%, 05/20/25	600,000	567,936
Province of British Columbia
1.75%, 09/27/24	350,000	342,349
2.25%, 06/02/26	300,000	292,020
0.90%, 07/20/26	650,000	596,856
Province of Manitoba
2.60%, 04/16/24	250,000	249,588
3.05%, 05/14/24	300,000	301,761
2.13%, 06/22/26	200,000	192,836
Province of Ontario
3.40%, 10/17/23	750,000	758,917
3.05%, 01/29/24	700,000	705,208
3.20%, 05/16/24	200,000	201,892
0.63%, 01/21/26	1,000,000	919,650
1.05%, 04/14/26	500,000	464,815

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 04/27/26	250,000	245,435
2.30%, 06/15/26	400,000	389,316
Province of Quebec
7.13%, 02/09/24	100,000	107,208
2.50%, 04/09/24	250,000	249,373
2.88%, 10/16/24	1,000,000	1,002,120
1.50%, 02/11/25	450,000	434,763
0.60%, 07/23/25	750,000	698,708
2.50%, 04/20/26	500,000	491,325
		11,205,269
U.S. 0.0%
Illinois
4.95%, 06/01/23	63,636	64,368
Port Authority of New York & New Jersey
1.09%, 07/01/23	300,000	295,119
State Board of Administration Finance Corp.
1.26%, 07/01/25	350,000	328,407
University of California
0.88%, 05/15/25 (a)	250,000	233,784
		921,678
		12,126,947

Sovereign 0.7%
Canada 0.1%
Canada Government International Bond
1.63%, 01/22/25	700,000	680,169
0.75%, 05/19/26	950,000	875,795
		1,555,964
Chile 0.0%
Chile Government International Bond
3.13%, 01/21/26	250,000	246,915
2.75%, 01/31/27 (a)	400,000	384,056
		630,971
Hungary 0.1%
Hungary Government International Bond
5.75%, 11/22/23	210,000	216,254
5.38%, 03/25/24	600,000	616,812
		833,066
Israel 0.0%
Israel Government International Bond
4.00%, 06/30/22	250,000	250,943
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	950,000	997,300
0.88%, 05/06/24	250,000	238,825
2.38%, 10/17/24	750,000	734,738
1.25%, 02/17/26	950,000	862,106
		2,832,969
Mexico 0.1%
Mexico Government International Bond
3.60%, 01/30/25	550,000	555,192
3.90%, 04/27/25 (a)	200,000	203,310
4.13%, 01/21/26	500,000	508,090
4.15%, 03/28/27	500,000	507,030
		1,773,622
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	202,762
3.75%, 03/16/25 (a)	400,000	402,028
7.13%, 01/29/26	350,000	389,249
		994,039
Peru 0.0%
Peruvian Government International Bond
7.35%, 07/21/25	450,000	494,928
2.39%, 01/23/26 (a)	300,000	284,337
		779,265
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	600,000	610,164
10.63%, 03/16/25	500,000	595,080
5.50%, 03/30/26	300,000	320,460
		1,525,704
Poland 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	600,000	606,600
3.25%, 04/06/26	500,000	494,030
		1,100,630
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	203,078
2.00%, 06/19/24	200,000	196,838
		399,916
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	400,000	408,332
		13,085,421

Supranational* 3.0%
African Development Bank
3.00%, 09/20/23	600,000	604,398
0.88%, 03/23/26	500,000	464,005
0.88%, 07/22/26	750,000	690,007
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (c)	500,000	462,290
Asian Development Bank
0.25%, 07/14/23	1,050,000	1,026,238
0.25%, 10/06/23	1,000,000	971,720
2.63%, 01/30/24	600,000	601,146
0.38%, 06/11/24	1,000,000	956,160
0.63%, 10/08/24	500,000	476,470
1.50%, 10/18/24	900,000	875,286
2.00%, 01/22/25	450,000	441,500
0.63%, 04/29/25	1,250,000	1,175,150
0.38%, 09/03/25	1,000,000	924,410
0.50%, 02/04/26	1,000,000	918,700
1.00%, 04/14/26	1,250,000	1,165,987
2.00%, 04/24/26	500,000	484,395
1.75%, 08/14/26	250,000	238,790
Corp. Andina de Fomento
3.75%, 11/23/23	150,000	151,890
1.25%, 10/26/24	250,000	239,048
1.63%, 09/23/25	400,000	378,376

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Council of Europe Development Bank
0.25%, 06/10/23	150,000	146,871
0.25%, 10/20/23	400,000	388,160
2.50%, 02/27/24	400,000	399,892
1.38%, 02/27/25	150,000	144,554
0.88%, 09/22/26	250,000	229,628
European Bank for Reconstruction & Development
0.25%, 07/10/23	500,000	488,800
1.63%, 09/27/24	150,000	146,346
1.50%, 02/13/25	150,000	144,999
0.50%, 05/19/25	600,000	560,862
0.50%, 11/25/25	300,000	276,675
0.50%, 01/28/26	1,000,000	918,620
European Investment Bank
2.88%, 08/15/23	1,200,000	1,207,224
0.25%, 09/15/23	650,000	632,613
3.13%, 12/14/23	1,000,000	1,009,730
3.25%, 01/29/24	1,400,000	1,416,702
2.63%, 03/15/24	700,000	700,994
2.25%, 06/24/24	1,250,000	1,241,187
2.50%, 10/15/24	200,000	199,144
1.88%, 02/10/25	950,000	929,176
1.63%, 03/14/25	1,150,000	1,115,477
0.63%, 07/25/25	750,000	701,505
0.38%, 12/15/25	1,000,000	918,430
0.38%, 03/26/26	1,500,000	1,367,385
1.38%, 03/15/27	750,000	699,600
Inter-American Development Bank
3.00%, 10/04/23	700,000	705,285
0.25%, 11/15/23	650,000	629,694
2.63%, 01/16/24	1,100,000	1,101,925
3.00%, 02/21/24	600,000	604,536
0.50%, 09/23/24	250,000	237,798
2.13%, 01/15/25	1,600,000	1,575,008
1.75%, 03/14/25	400,000	389,284
0.88%, 04/03/25	150,000	142,286
0.63%, 07/15/25	1,100,000	1,028,665
0.88%, 04/20/26	1,250,000	1,159,350
2.00%, 06/02/26	750,000	726,060
2.00%, 07/23/26	400,000	385,896
1.50%, 01/13/27	850,000	798,736
International Bank for Reconstruction & Development
1.88%, 06/19/23	550,000	547,624
3.00%, 09/27/23	750,000	755,812
0.25%, 11/24/23	750,000	726,187
2.50%, 03/19/24	1,050,000	1,049,107
1.50%, 08/28/24	550,000	536,223
2.50%, 11/25/24	1,200,000	1,194,000
1.63%, 01/15/25	1,250,000	1,215,837
2.13%, 03/03/25	100,000	98,444
0.75%, 03/11/25	950,000	899,393
0.63%, 04/22/25	2,000,000	1,881,500
0.38%, 07/28/25	1,250,000	1,159,300
2.50%, 07/29/25	1,500,000	1,486,125
0.50%, 10/28/25	1,500,000	1,387,905
0.88%, 07/15/26	500,000	461,240
1.88%, 10/27/26	500,000	479,320
International Finance Corp.
2.88%, 07/31/23	400,000	402,420
1.38%, 10/16/24	550,000	533,407
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.38%, 07/16/25	750,000	696,382
2.13%, 04/07/26	250,000	243,548
0.75%, 10/08/26	600,000	548,028
Nordic Investment Bank
2.88%, 07/19/23	300,000	301,812
2.25%, 05/21/24	400,000	397,384
2.63%, 04/04/25	500,000	498,115
0.38%, 09/11/25	400,000	369,584
0.50%, 01/21/26	250,000	229,863
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	750,000	728,032
2.25%, 05/16/24	700,000	693,707
0.50%, 10/30/24	650,000	614,738
0.50%, 05/28/25	500,000	465,215
0.50%, 01/27/26	1,000,000	914,810
		60,230,125
Total Government Related (Cost $184,026,741)		175,963,646

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (g)	15,637,712	15,637,712
Total Short-Term Investments (Cost $15,637,712)		15,637,712
Total Investments in Securities (Cost $2,093,424,438)		2,008,504,963

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,922,019 or 0.5% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	Guaranteed by the Republic of Germany.
(g)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2022:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 5/31/22	FACE AMOUNT AT 5/31/22	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
TD Ameritrade Holding Corp.
3.63%, 04/01/25	$109,256	$—	($108,518)	$2,628	($3,257)	($109)	$—	—	$232
The Charles Schwab Corp.
2.65%, 01/25/23	77,335	101,980	(177,703)	391	(1,603)	(400)	—	—	1,047
3.55%, 02/01/24	107,332	—	—	—	(4,437)	(1,828)	101,067	100,000	2,663
0.75%, 03/18/24	352,383	—	(47,956)	(2,333)	(11,088)	(699)	290,307	300,000	1,949
3.75%, 04/01/24	—	79,216	—	—	(2,334)	(788)	76,094	75,000	1,156
3.00%, 03/10/25	53,594	—	—	—	(2,914)	(870)	49,810	50,000	1,125
4.20%, 03/24/25	111,511	—	—	—	(7,865)	(979)	102,667	100,000	3,150
3.63%, 04/01/25	—	108,418	(50,489)	(3,042)	(3,032)	(1,485)	50,370	50,000	2,291
3.85%, 05/21/25	165,626	—	—	—	(9,573)	(3,200)	152,853	150,000	4,331
3.45%, 02/13/26	55,197	—	—	—	(4,263)	(866)	50,068	50,000	1,294
0.90%, 03/11/26	249,300	—	—	—	(21,185)	352	228,467	250,000	1,687
1.15%, 05/13/26	201,410	—	—	—	(17,835)	(55)	183,520	200,000	1,725
3.20%, 03/02/27	—	97,942	—	—	828	31	98,801	100,000	249
2.45%, 03/03/27	—	283,738	—	—	2,069	174	285,981	300,000	381
3.30%, 04/01/27	—	148,710	—	—	(70)	—	148,640	150,000	—
Total	$1,482,944	$820,004	($384,666)	($2,356)	($86,559)	($10,722)	$1,818,645		$23,280

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$515,403,636	$—	$515,403,636
Treasuries[1]	—	1,301,499,969	—	1,301,499,969
Government Related[1]	—	175,963,646	—	175,963,646
Short-Term Investments[1]	15,637,712	—	—	15,637,712
Total	$15,637,712	$1,992,867,251	$—	$2,008,504,963

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and mutual funds. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89450MAY22